UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447
                                                     ---------

          Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                      Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                              VIRTUS INSIGHT FUNDS

                                  EQUITY FUNDS

                         Virtus Balanced Allocation Fund
                             Virtus Core Equity Fund
                    Virtus Disciplined Small-Cap Growth Fund
                  Virtus Disciplined Small-Cap Opportunity Fund
                     Virtus Disciplined Small-Cap Value Fund
                   Virtus Emerging Markets Opportunities Fund
                                Virtus Index Fund
                            Virtus Value Equity Fund

                               FIXED INCOME FUNDS

                          Virtus High Yield Income Fund
                    Virtus Intermediate Government Bond Fund
                    Virtus Intermediate Tax-Exempt Bond Fund
                       Virtus Short/Intermediate Bond Fund
                           Virtus Tax-Exempt Bond Fund

                               MONEY MARKET FUNDS

                   Virtus Insight Government Money Market Fund
                        Virtus Insight Money Market Fund
                   Virtus Insight Tax-Exempt Money Market Fund




--------------------------------------------------------------------------------
TRUST NAME:                                        WOULDN'T YOU RATHER HAVE THIS
VIRTUS INSIGHT TRUST     December 31, 2008             DOCUMENT E-MAILED TO YOU?
                                               ELIGIBLE SHAREHOLDERS CAN SIGN UP
                                                    FOR E-DELIVERY AT VIRTUS.COM


NOT FDIC INSURED        NO BANK GUARANTEE                         MAY LOSE VALUE

                                TABLE OF CONTENTS

Message to Shareholders ....................................................   1
Glossary ...................................................................   2
Disclosure of Fund Expenses ................................................   4


                                                                                                FUND        SCHEDULE OF
                                                                                               SUMMARY      INVESTMENTS
    Virtus Balanced Allocation Fund ("Balanced Allocation Fund")
      (formerly "Phoenix Insight Balanced Fund") .............................................     6            38
    Virtus Core Equity Fund ("Core Equity Fund")
      (formerly "Phoenix Insight Core Equity Fund") ..........................................     8            43
    Virtus Disciplined Small-Cap Growth Fund ("Disciplined Small-Cap Growth Fund")
      (formerly "Phoenix Insight Small-Cap Growth Fund") .....................................    10            45
    Virtus Disciplined Small-Cap Opportunity Fund ("Disciplined Small-Cap Opportunity Fund")
      (formerly "Phoenix Insight Small-Cap Opportunity Fund") ................................    12            47
    Virtus Disciplined Small-Cap Value Fund ("Disciplined Small-Cap Value Fund")
      (formerly "Phoenix Insight Small-Cap Value Fund") ......................................    14            49
    Virtus Emerging Markets Opportunities Fund ("Emerging Markets Opportunities Fund")
      (formerly "Phoenix Insight Emerging Markets Fund") .....................................    16            51
    Virtus Index Fund ("Index Fund")
      (formerly "Phoenix Insight Index Fund") ................................................    18            53
    Virtus Value Equity Fund ("Value Equity Fund")
      (formerly "Phoenix Insight Value Equity Fund") .........................................    20            59
    Virtus High Yield Income Fund ("High Yield Income Fund")
      (formerly "Phoenix Insight High Yield Bond Fund") ......................................    22            61
    Virtus Intermediate Government Bond Fund ("Intermediate Government Bond Fund")
      (formerly "Phoenix Insight Intermediate Government Bond Fund") .........................    24            64
    Virtus Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-Exempt Bond Fund")
      (formerly "Phoenix Insight Intermediate Tax-Exempt Bond Fund") .........................    26            66
    Virtus Short/Intermediate Bond Fund ("Short/Intermediate Bond Fund")
      (formerly "Phoenix Insight Short/Intermediate Bond Fund") ..............................    28            68
    Virtus Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")
      (formerly "Phoenix Insight Tax-Exempt Bond Fund") ......................................    30            71
    Virtus Insight Government Money Market Fund ("Insight Government Money Market Fund")
      (formerly "Phoenix Insight Government Money Market Fund") ..............................    32            74
    Virtus Insight Money Market Fund ("Insight Money Market Fund")
      (formerly "Phoenix Insight Money Market Fund") .........................................    34            75
    Virtus Insight Tax-Exempt Money Market Fund ("Insight Tax-Exempt Money Market Fund")
      (formerly "Phoenix Insight Tax-Exempt Money Market Fund") ..............................    36            76
    Statements of Assets and Liabilities .....................................................    80
    Statements of Operations .................................................................    84
    Statements of Changes in Net Assets ......................................................    88
    Financial Highlights .....................................................................    94
    Notes to Financial Statements ............................................................   108
    Report of Independent Registered Public Accounting Firm ..................................   125
    Tax Information Notice ...................................................................   126
    Consideration of Advisory and Subadvisory Agreements by The Board of Trustees ............   127
    Results of Shareholders Meeting ..........................................................   129
    Fund Management Tables ...................................................................   130

* Please see Notes 1 and 3 in the Notes to Financial Statements for more information on the name change.

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
  The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2008, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
  The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the funds under the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


DEAR FELLOW SHAREHOLDERS OF VIRTUS MUTUAL FUNDS:

[PHOTO OMITTED]
The past year was unprecedented in the financial markets and a sobering period for most investors. And that may be the most flattering description we can give 2008.

Economies across the globe were buffeted by the severe credit contraction that destabilized financial markets and led to bank closures, failures of financial services companies, and massive government bailouts. Corporations suffered from tightened commercial lending and a sharp drop in consumer demand, and responded with predictable cutbacks in employment and capital spending.

The financial markets reflected the scope of these global economic challenges. The Dow Jones Industrial Average was down 31.9 percent in 2008, its worst year since 1931. The Standard & Poor's 500 index dropped 22 percent in the fourth quarter alone, and 37 percent for the full year - its worst performance since 1937. The NASDAQ market had its worst year ever.

Investor confidence has been a major casualty of this financial turmoil. Many investors, paralyzed by the constant flow of negative news, have reacted to this extraordinary market volatility by deviating from their long-term financial plans. But just as it is unrealistic to base investment expectations on the market's supercharged returns from much of the 1980s and 1990s, it may be equally misleading to assume that future long-term results will track the market's recent dismal performance. While no one can predict the future, it is important to remember that the market has generally rewarded investors over the long term. Since 1927, stocks have returned 9.6 percent on average annually, and that includes the steep decline experienced through the end of last year.

Although the near-term outlook continues to be filled with uncertainties, we believe that investors with long-term goals - such as saving for a child's college education or preparing for one's own comfortable retirement - are best served by structuring and modifying their investment program with an eye to the long-term, rather than giving disproportionate weight to the short-term fluctuations in the marketplace.

We strongly recommend that you review your portfolio with your financial planner or representative to ensure that it matches your current long-term objectives and your tolerance for risk. The wide range of equity, fixed income, alternative investment and money market funds offered by Virtus Investment Partners provide you and your financial advisor with the opportunity to allocate your assets in an investment program tailored to your specific needs.

At Virtus Investment Partners, we began 2009 as a newly independent company, publicly traded on NASDAQ. We continue our commitment to creating, selling and managing investment solutions that meet your financial needs. To learn more about our company and what we offer investors, or to access information about your account, please visit us at WWW.VIRTUS.COM. You can also call our customer service line at 800-243-1574.

On behalf of the entire team at Virtus Investment Partners, and the investment professionals at our affiliated managers and subadvisers, I thank you for entrusting your assets to us.


Sincerely,

/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

JANUARY 2009

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

AUCTION RATE SECURITY
A debt security that the interest rate that will be paid as determined by the Dutch auction process. The auctions take place at periodic intervals, and the interest rate is fixed until the next auction is held. This process is commonly used to determine the interest rate on Treasury bills and municipal bonds. The auction process also allows investors to mitigate reinvestment risk because the interest rate fluctuations are generally less volatile.

BALANCED ALLOCATION FUND COMPOSITE INDEX
A composite index consisting of 60% Russell 1000 Index and 40% Barclays U.S. Capital Aggregate Bond Index.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND: 3-15 YEAR INDEX
(FORMERLY LEHMAN BROTHERS 3-15 YEAR MUNICIPAL BOND INDEX)
The Barclays Capital U.S. Municipal Bond: 3-15 Year Index is an unmanaged index of investment grade municipal bonds with maturities of 3-15 years. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX
(FORMERLY LEHMAN BROTHERS AGGREGATE BOND INDEX)
The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. HIGH YIELD-2% ISSUER CAP INDEX
(FORMERLY LEHMAN BROTHERS HIGH YIELD 2% ISSUER CAP INDEX)
Barclays Capital U.S. High Yield 2% Issuer Cap Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. GOVERNMENT INTERMEDIATE BOND INDEX
(FORMERLY LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX)
The Barclays Capital U.S. Government Intermediate Bond Index measures intermediate-term bonds issued by the U.S. Treasury, government agencies, and quasi-federal corporations with maturities ranging from 1 to 9.99 years. The index is calculated on a total return basis.

BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX
(FORMERLY LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX)
The Barclays Capital Intermediate U.S. Government/Credit Bond Index measures U.S. investment grade government and corporate debt securities with an average maturity of 4 to 5 years. The index is calculated on a total return basis.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX
(FORMERLY LEHMAN BROTHERS MUNICIPAL BOND INDEX)
The Barclays Capital U.S. Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis.

BHAC
Berkshire Hathaway Assurance Corp.

CAPEX
Capital Expenditure

CIFG
CDC IXIS Financial Guarantee

DR
Depositary Receipt

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FFCB
Federal Farm Credits Bank Funding Corporation

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

GROSS DOMESTIC PRODUCT (GDP)
An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

HUD
U.S. Department of Housing and Urban Development

MBIA
Municipal Bond Insurance Association

MSCI EMERGING MARKETS FREE INDEX
The MSCI Emerging Markets Free Index is a free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with gross dividends reinvested.

NATIONAL BUREAU OF ECONOMIC RESEARCH (NBER)
A private, non-profit, non-partisan research organization that disseminates economic research among public policymakers, business professionals and the academic communities. Whose focus is on four types of empirical research: developing new statistical measurements, estimating quantitative models of economic behavior, assessing the effects of public policies on the U.S. economy, and projecting the effects of alternative policy proposals.

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Q-SBLF
Qualified School Board Loan Fund

RADIAN
Radian Asset Assurance, Inc.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) INDEX
The Russell 1000(R) Index is a market capitalization-weighted index of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX
The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) GROWTH INDEX
The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) VALUE INDEX
The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TBA
To be announced

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA
XL Capital Assurance



THE INDEXES ARE UNMANAGED AND NOT  AVAILABLE FOR DIRECT  INVESTMENT;  THEREFORE,
THEIR  PERFORMANCE  DOES  NOT  REFLECT  THE  EXPENSES   ASSOCIATED  WITH  ACTIVE
MANAGEMENT OF AN ACTUAL PORTFOLIO.

                              VIRTUS INSIGHT TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF JULY 1, 2008 TO DECEMBER 31, 2008


We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Insight Trust Fund (the "Fund") you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares, Class A shares and Exchange shares of the Money Market Funds are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Tables illustrate your fund's costs in two ways.

ACTUAL EXPENSES

The first section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



EXPENSE TABLE
--------------------------------------------------------------------------------


              Beginning            Ending          Annualized      Expenses Paid
            Account Value      Account Value        Expense            During
            July 1, 2008     December 31, 2008       Ratio            Period*
--------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  795.40            0.81%            $ 3.66
Class A        1,000.00             793.80            1.06               4.78
Class C        1,000.00             790.60            1.82               8.19

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,021.02            0.81               4.12
Class A        1,000.00           1,019.74            1.06               5.40
Class C        1,000.00           1,015.88            1.82               9.26
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  716.30            0.95%            $ 4.10
Class A        1,000.00             715.30            1.20               5.17
Class C        1,000.00             712.60            1.95               8.39

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,020.30            0.95               4.84
Class A        1,000.00           1,019.03            1.20               6.11
Class C        1,000.00           1,015.21            1.95               9.93
--------------------------------------------------------------------------------
DISCIPLINED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  643.10            1.16%            $ 4.79
Class A        1,000.00             642.70            1.41               5.82
Class C        1,000.00             640.10            2.16               8.90

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,019.24            1.16               5.90
Class A        1,000.00           1,017.96            1.41               7.18
Class C        1,000.00           1,014.14            2.16              11.00
--------------------------------------------------------------------------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  668.00            1.12%            $ 4.70
Class A        1,000.00             667.50            1.37               5.74
Class C        1,000.00             665.20            2.12               8.87

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,019.44            1.12               5.70
Class A        1,000.00           1,018.16            1.37               6.97
Class C        1,000.00           1,014.35            2.12              10.79
--------------------------------------------------------------------------------
DISCIPLINED SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  753.60            1.00%            $ 4.41
Class A        1,000.00             752.90            1.23               5.42
Class C        1,000.00             749.10            2.02               8.88

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,020.05            1.00               5.09
Class A        1,000.00           1,018.88            1.23               6.26
Class C        1,000.00           1,014.86            2.02              10.28
--------------------------------------------------------------------------------
EMERGING MARKETS OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  621.60            1.65%            $ 6.73
Class A        1,000.00             620.40            1.88               7.66
Class C        1,000.00             617.00            2.65              10.77

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,016.74            1.65               8.40
Class A        1,000.00           1,015.57            1.88               9.57
Class C        1,000.00           1,011.65            2.65              13.49
--------------------------------------------------------------------------------
INDEX FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  718.20            0.82%            $ 3.54
Class A        1,000.00             717.20            1.06               4.58

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,020.97            0.82               4.17
Class A        1,000.00           1,019.74            1.06               5.40

                              VIRTUS INSIGHT TRUST
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF JULY 1, 2008 TO DECEMBER 31, 2008

EXPENSE TABLE
--------------------------------------------------------------------------------
              Beginning            Ending          Annualized      Expenses Paid
            Account Value      Account Value        Expense            During
            July 1, 2008     December 31, 2008       Ratio            Period*
--------------------------------------------------------------------------------
VALUE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  703.20            0.90%            $ 3.85
Class A        1,000.00             702.50            1.15               4.92
Class C        1,000.00             699.40            1.90               8.12

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,020.56            0.90               4.58
Class A        1,000.00           1,019.28            1.15               5.85
Class C        1,000.00           1,015.47            1.90               9.67
--------------------------------------------------------------------------------
HIGH YIELD INCOME FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  789.90            0.79%            $ 3.55
Class A        1,000.00             788.90            1.04               4.68
Class C        1,000.00             785.90            1.81               8.13

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,021.12            0.79               4.02
Class A        1,000.00           1,019.84            1.04               5.29
Class C        1,000.00           1,015.93            1.81               9.21
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $1,074.80            0.52%            $ 2.71
Class A        1,000.00           1,073.50            0.77               4.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,022.49            0.52               2.65
Class A        1,000.00           1,021.22            0.77               3.92
--------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  932.40            0.60%            $ 2.91
Class A        1,000.00             931.20            0.85               4.13
Class C        1,000.00             926.80            1.60               7.75

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,022.09            0.60               3.05
Class A        1,000.00           1,020.81            0.85               4.33
Class C        1,000.00           1,017.00            1.60               8.14
--------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00           $ 971.50            0.70%            $ 3.47
Class A        1,000.00             970.30            0.95               4.71
Class C        1,000.00             966.60            1.70               8.45

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,021.58            0.70               3.56
Class A        1,000.00           1,020.30            0.95               4.84
Class C        1,000.00           1,016.44            1.70               8.70
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $  944.50            0.60%            $ 2.93
Class A        1,000.00             942.40            0.85               4.15
Class C        1,000.00             938.80            1.60               7.80

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,022.09            0.60               3.05
Class A        1,000.00           1,020.81            0.85               4.33
Class C        1,000.00           1,017.00            1.60               8.14
--------------------------------------------------------------------------------
INSIGHT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $1,008.80            0.21%            $ 1.06
Class A        1,000.00           1,007.00            0.56               2.83

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,024.07            0.21               1.07
Class A        1,000.00           1,022.29            0.56               2.85
--------------------------------------------------------------------------------
INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $1,011.90            0.20%            $ 1.01
Class A        1,000.00           1,010.10            0.55               2.78
Exchange
  Shares       1,000.00           1,011.90            0.19               0.96

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,024.12            0.20               1.02
Class A        1,000.00           1,022.34            0.55               2.80
Exchange
  Shares       1,000.00           1,024.17            0.19               0.97
--------------------------------------------------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Class I       $1,000.00          $1,010.60            0.21%            $ 1.06
Class A        1,000.00           1,008.80            0.56               2.83

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class I        1,000.00           1,024.07            0.21               1.07
Class A        1,000.00           1,022.29            0.56               2.85

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 DAYS TO REFLECT THE ONE-HALF YEAR PERIOD.

  FOR FUNDS WHICH MAY INVEST IN OTHER FUNDS, THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

EQUITY FUNDS                                                    TICKER SYMBOLS:
VIRTUS BALANCED ALLOCATION FUND                                 I Share: HIBLX
                                                                A Share: HIBZX
                                                                C Share: PBCIX


[] VIRTUS BALANCED ALLOCATION FUND (THE "FUND") is diversified and has an investment objective to seek to provide current income and capital appreciation.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (25.10)%, Class A shares returned (25.35)% and Class C shares returned (25.93)%. For the same period, the Russell 1000(R) Index, a broad-based equity index, returned (37.60)% and the Barclays Capital U.S. Aggregate Bond Index, which is a broad-based fixed income index, returned 5.24%. The Fund's Composite Index, which is the Fund's style-specific index appropriate for comparison, returned (22.47)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

EQUITIES:

[] The broad equity market experienced one of its largest declines ever.

[] The year witnessed the greatest number of high volatility days.

[] At year-end nearly 2 out of every 3 stocks in the S&P 500 index were off more than 40% from their yearly highs.

[] Within equities there was no place to hide as large, small, growth, value, domestic and foreign issues all fell 30-50%. The best area was small-cap value down only 29%, while emerging markets were off 53%.

FIXED INCOME:

[] The lack of access to funding, forced deleveraging, and deteriorating credit fundamentals resulted in a flight to quality, which boosted the performance of U.S. Treasury bonds.

[] Liquidity came at such high costs that even within the Treasury sector, less actively traded issues fell short of performance expectations as Treasuries issued prior to those most recently auctioned, repriced to massive discounts to the on-the-run curve.

[] Against this backdrop of extreme risk aversion, the U.S. Treasury bonds sector was the top performing sector in 2008 as all spread sectors underperformed by record amounts, with market prices appearing fully detached from any measure of fundamental value.

[] Agency issues and mortgage-backed bonds underperformed by a few percent while corporates, asset-backed and commercial mortgages lagged by as much as 20-30%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] The fund's performance relative to the market benchmarks can vary for several reasons: 1) the allocation to the major asset classes of stocks and bonds; 2) the allocation to sectors of the market within the major asset classes and 3) issue selection across the portfolio.

[] In terms of asset allocation between stocks and bonds, the fund was slightly overweight equities, about 0.6% on average, throughout the year. However, since equities performed so poorly relative to bonds this exposure detracted from performance relative to the benchmark by somewhat less than 20 basis points.

[] The equities held, in aggregate, outperformed their benchmark by a modest degree and thus contributed positively to relative performance basically offsetting the shortfall due to the above benchmark allocation to equities. In particular, the small-cap and large-cap value shares performed the best while the large-cap growth issues held lagged the equity benchmark.

[] Fixed income performance was the primary reason the total fund lagged the benchmark. While research supports an above benchmark exposure to asset-backed and commercial mortgages, especially in the front end of the curve, in the disoriented bond market of 2008 this strategy detracted from returns. In fact, an above benchmark allocation to any sector of the bond market, other than treasuries, hurt returns.

[] Issue selection in the fixed income portfolio was favorable although the fund did not realize the full benefit of avoiding almost all of the high profile names due to a small piece of Lehman Brothers Holdings. Nonetheless, careful credit work did result in a positive contribution to returns.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.

FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS BALANCED ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES               (25.10)%    1.19%    2.60%         --         --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     (25.35)     0.91       --        2.56%    2/9/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (29.64)    (0.28)      --        1.95     2/9/99
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     (25.93)       --       --       (6.09)   6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  (25.93)       --       --       (6.09)   6/26/06
--------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX        (37.60)    (2.04)   (1.09)     NOTE 5         --
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  AGGREGATE BOND INDEX         5.24      4.65     5.63      NOTE 6         --
--------------------------------------------------------------------------------
COMPOSITE INDEX FOR
  BALANCED ALLOCATION FUND   (22.47)     0.82     1.88      NOTE 7         --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(8): I SHARES: GROSS 0.82%, NET 0.77%; A SHARES 1.02%;
C SHARES 1.78%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED (0.95)% FOR CLASS A SHARES AND (10.94)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 5.71% FOR CLASS A SHARES AND 7.17% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE INDEX RETURNED 1.99% FOR CLASS A SHARES AND (3.73)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(8) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.



                     Virtus                         Barclays     Composite
                    Balanced                      Capital U.S.   Index for
                   Allocation                      Aggregate      Balanced
                      Fund      Russell 1000(R)       Bond       Allocation
                    Class I          Index           Index          Fund
                   ----------   ---------------   ------------   ----------
12/31/98            $10,000        $10,000          $10,000       $10,000
12/31/99              9,870         12,091            9,917        11,193
12/29/00             11,085         11,149           11,071        11,179
12/31/01             11,219          9,761           12,005        10,725
12/31/02             10,207          7,648           13,237         9,703
12/31/03             12,180          9,934           13,780        11,561
12/31/04             13,802         11,067           14,378        12,557
12/30/05             14,830         11,760           14,727        13,161
12/29/06             16,203         13,578           15,366        14,599
12/31/07             17,253         14,362           16,436        15,533
12/31/08             12,923          8,962           17,297        12,043


ASSET ALLOCATIONS as of 12/31/08*
---------------------------------

Domestic Common Stocks                       57%
------------------------------------------------
         Information Technology    11%
------------------------------------------------
         Health Care                9%
------------------------------------------------
         All Others                37%
------------------------------------------------
Agency Mortgage-Backed Securities            12%
------------------------------------------------
Non-Agency Mortgage-Backed Securities        11%
------------------------------------------------
Domestic Corporate Bonds                      8%
------------------------------------------------
Other (includes short-term investments)      12%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
VIRTUS CORE EQUITY FUND                                          I Share: HGRIX
                                                                 A Share: HGRZX
                                                                 C Share: PIRCX


[] VIRTUS CORE EQUITY FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (33.36)%, Class A shares returned (33.54)% and Class C shares returned (34.04)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (37.00)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] 2008 is one for the record books as many extraordinary financial events unfolded. The equity markets broke or came close to records such as the biggest annual decline, largest monthly fall, greatest daily rise, greatest number of high volatility days and widest corporate bond spreads to name a few. Unfortunately, the equity market in 2008 ended the year being the third worst annual return in the history of the S&P 500.

[] Many of the themes that impacted equity returns in late 2007 continued to negatively impact the U.S. equity markets during the period. Most notably; the uncertainty surrounding the growing extent and impact of the subprime mortgage markets, leading to further doubt as to whether the ever-stretched consumer would continue to spend. Persistent reports of the slow-down in housing tied with the significant loss in home values, along with the upward path for food and energy prices weighed upon consumer confidence.

[] In the second quarter, the equity market took a strong performance hit during the quarter from surging oil prices and deteriorating housing values. The relief rally in April and May after the financial concerns were averted in mid-March gave way to weakening economic conditions, driven primarily by rising energy and foods prices. Oil reached yet another record price level and agriculture prices rose due to concerns about crop losses from flooding in the Midwest. In addition, home prices continued to deteriorate, renewing concerns about the health of the banking sector. Consumer confidence also fell to a multi-decade low during the period, which caused fears that consumer spending would slow. Energy price increases largely offset the anticipated positive consumer spending impact of U.S. government economic stimulus checks. Combined, these negative factors overwhelmed the capital markets in the second quarter, with June delivering sizable losses for many asset classes.

[] By the start of the third quarter, volatility, fear and emotion were the overriding themes driving the U.S. equity markets. The credit crisis gripping the economy intensified throughout the period, with household names like Lehman Brothers filing for bankruptcy and Washington Mutual, AIG, Merrill Lynch, Fannie Mae, Freddie Mac, and Wachovia being pushed into forced marriages or government-sponsored takeovers in the wake of the current credit storm. With such high levels of uncertainty in the markets, volatility soared to record highs. Among equity investors, sector rotation was rapid and fierce, with certain sectors (most notably Financials, Energy, and Materials) being whipsawed on nearly a daily basis.

[] During the 4th quarter, economic data clearly showed a broad and intensified deterioration as the year old financial crisis continued to impact the broader economy. As businesses looked to conserve cash and weather the economic storm, many announced layoffs and lowered earnings forecasts. The impact from declining manufacturers output, falling consumer confidence, rising unemployment and inaccessible credit markets for many businesses and consumers, led to meaningfully lower spending. Impacting spending was the unprecedented loss of household wealth in the fourth quarter. This was particularly hard-felt by the domestic auto manufacturers, which by quarter-end were seeking government assistance. Final GDP numbers for the fourth quarter were weak due to an expected sharp fall off in personal consumption and private domestic investment. In response, due to rapidly declining inflation data and an attempt to soften the depth of the recession, the U.S. Federal Reserve reduced key interest rates to their lowest level in five years. The National Bureau of Economic Research did confirm that we officially were in a recession since December 2007.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] For the year, within the S&P 500 Index, defensive sectors such as Consumer
   Staples and Health Care faired better than the Financials, Energy and Information Technology sectors. Over this year the portfolio benefited from overall positive stock selection while sector allocation was modestly negative. Top performing names for the year on a weighted contribution basis were; McDonald's, Gilead Science, Nationwide Financial Services and ConocoPhilips. ProLogis, Deere & Co, Freeport-McMoRan, and Western Digital detracted from results.

[] Looking forward, many are forecasting that this recession will last longer, and recover slower, than historical averages due to its global reach and its financial system origins. Governments around the globe have or have plans for continued sizable amounts of fiscal and monetary stimulus. In combination with the significant decline in oil prices (year-over-year) and the sizable fiscal and monetary stimulus being placed into the global economy, it is anticipated that the economic activity will stabilize. Although investors clearly remain quite cautious and tentative regarding the equity markets, we are entering a seasonally strong historical period for the markets with cash levels at historic highs.

[] Our investment process continues to focus on companies exhibiting improving fundamentals, attractive valuations and positive investor interest. We remain confident that the consistent application of our disciplined investment process will produce superior results over the long term.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS CORE EQUITY FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES               (33.36)%    0.09%   (0.56)%        --         --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     (33.54)    (0.17)      --       (1.12)%   2/4/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (37.36)    (1.34)      --       (1.70)    2/4/99
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     (34.04)       --       --       (8.99)   6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  (34.04)       --       --       (8.99)   6/26/06
--------------------------------------------------------------------------------
S&P 500(R) INDEX             (37.00)    (2.19)   (1.38)     NOTE 5         --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): I SHARES: GROSS 0.96%, NET 0.91%; A SHARES 1.16%;
C SHARES 1.92%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED (1.56)% FOR CLASS A SHARES AND (10.27)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                 Virtus Core
                 Equity Fund      S&P 500(R)
                   Class I          Index
                 -----------      ----------
12/31/98           $10,000         $10,000
12/31/99            11,656          12,114
12/29/00            10,762          11,001
12/31/01             9,437           9,694
12/31/02             7,216           7,552
12/31/03             9,416           9,720
12/31/04            10,670          10,776
12/30/05            11,627          11,307
12/29/06            13,253          13,091
12/31/07            14,189          13,810
12/31/08             9,456           8,701


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Information Technology                       17%
------------------------------------------------
Health Care                                  15%
------------------------------------------------
Consumer Staples                             13%
------------------------------------------------
Energy                                       12%
------------------------------------------------
Financials                                   12%
------------------------------------------------
Industrials                                  10%
------------------------------------------------
Consumer Discretionary                        6%
------------------------------------------------
Other (includes short-term investments)      15%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND                         I Share: HSAIX
                                                                 A Share: PSAAX
                                                                 C Share: PSCAX


[] VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (41.69)%, Class A shares returned (41.80)% and Class C shares returned (42.20)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (37.00)% and the Russell 2000(R) Growth Index, which is the Fund's style-specific benchmark, returned (38.54)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] 2008 is one for the record books as many extraordinary financial events unfolded. The equity markets broke or came close to records such as the biggest annual decline, largest monthly fall, greatest daily rise, greatest number of high volatility days and widest corporate bond spreads to name a few. Unfortunately, the equity market in 2008 ended the year being the third worst annual return in the history of the S&P 500.

[] Many of the themes that impacted equity returns in late 2007 continued to negatively impact the U.S. equity markets during the period. Most notably; the uncertainty surrounding the growing extent and impact of the subprime mortgage markets, leading to further doubt as to whether the ever-stretched consumer would continue to spend. Continued reports of the slow-down in housing tied with the significant loss in home values, along with food and energy prices continuing on their upward path depressed consumer spending.

[] In the second quarter, the equity market took a strong performance hit during the quarter from surging oil prices and deteriorating housing values. The relief rally in April and May after the financial concerns were averted in mid-March gave way to weakening economic conditions, driven primarily by rising energy and food prices. Oil reached yet another record price level and agriculture prices rose due to concerns about crop losses from flooding in the Midwest. In addition, home prices continued to deteriorate, renewing concerns about the health of the banking sector. Consumer confidence also fell to a multi-decade low during the period, which caused fears that consumer spending would slow. Energy price increases largely offset the anticipated positive consumer spending impact of U.S. government economic stimulus checks. Combined, these negative factors overwhelmed the capital markets in the second quarter, with June delivering sizable losses for many asset classes.

[] By the start of the third quarter, volatility, fear and emotion were the overriding themes driving the U.S. equity markets. The credit crisis gripping the economy intensified throughout the period, with household names like Lehman Brothers filing for bankruptcy and Washington Mutual, AIG, Merrill Lynch, Fannie Mae, Freddie Mac, and Wachovia being pushed into forced marriages or government-sponsored takeovers in the wake of the current credit storm. With such high levels of uncertainty in the markets, volatility soared to record highs. Among equity investors, sector rotation was rapid and fierce, with certain sectors (most notably Financials, Energy, and Materials) being whipsawed on nearly a daily basis.

[] During the 4th quarter, economic data clearly showed a broad and intensified deterioration as the year old financial crisis continued to impact the broader economy. As businesses looked to conserve cash and weather the economic storm, many announced layoffs and lowered earnings forecasts. The impact from declining manufacturers output, falling consumer confidence, rising unemployment and inaccessible credit markets for many businesses and consumers, led to meaningfully lower spending. Impacting spending was the unprecedented loss of household wealth in the fourth quarter. This was particularly hard-felt by the domestic auto manufacturers, which by quarter-end were seeking government assistance. GDP in the fourth quarter is expected to be weak due to an expected sharp fall off in personal consumption and private domestic investment. In response, due to rapidly declining inflation data and an attempt to soften the depth of the recession, the U.S. Federal Reserve lowered key interest rates to their lowest level in five years. The National Bureau of Economic Research did finally confirm that we officially were in a recession since December 2007.

[] The smaller-capitalization Russell 2000 Index trailed the larger-cap Russell
   1000 Index in the fourth quarter, driven by an intensification of investors' risk aversion. Within the Russell 2000, value outperformed growth, due primarily to value's higher exposure to financials and utilities, both of which fared relatively stronger.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] Stock selection was responsible for the greater part of the under performance for the fiscal year, while sector allocation slightly detracted from performance. Stock selection was strongest in Healthcare, Materials, and Telecommunications, while Industrials were the biggest detractor from performance. Top performing names during the year included oil services company W-H Engery, heath care company Emergency Medical Services, and iron-ore mining company Cliffs Natural Resources. The largest detractors included document management company American Reprographics, investment research provider Morningstar, and biotechnology company Bruker Corporation.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception  Inception
                                       5 year   10 year  to 12/31/08    Date
--------------------------------------------------------------------------------
CLASS I SHARES                         (41.69)%  (4.65)%     (1.34)%   1/8/01
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)               (41.80)      --      (16.75)   6/26/06
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)             (45.15)      --      (18.68)   6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)               (42.20)      --      (17.33)   6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)            (42.20)      --      (17.33)   6/26/06
--------------------------------------------------------------------------------
S&P 500(R) INDEX                       (37.00)   (2.19)     NOTE 5         --
--------------------------------------------------------------------------------
RUSSELL (2000)(R) GROWTH INDEX         (38.54)   (2.35)     NOTE 6         --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.24%, NET 1.15%; A SHARES: GROSS 1.41%, NET 1.40%; C SHARES: GROSS 2.19%, NET 2.15%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED (2.67)% FOR CLASS I SHARES AND (10.27)% FOR CLASS A SHARES AND CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED (1.28)% FOR CLASS I SHARES AND (12.20)% FOR CLASS A SHARES AND CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 1/8/01 (inception date of the class) in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus
                 Disciplined
               Small-Cap Growth
                     Fund         Russell 2000(R)      S&P 500(R)
                   Class I         Growth Index          Index
               ----------------   ---------------      ----------
1/8/01             $10,000            $10,000           $10,000
12/31/01             9,680              9,810             8,975
12/31/02             7,680              6,841             6,991
12/31/03            11,390             10,162             8,999
12/31/04            13,710             11,616             9,976
12/30/05            14,176             12,098            10,468
12/29/06            15,539             13,713            12,120
12/31/07            15,395             14,679            12,786
12/31/08             8,978              9,022             8,055


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Health Care                                  29%
------------------------------------------------
Information Technology                       23%
------------------------------------------------
Industrials                                  16%
------------------------------------------------
Consumer Discretionary                        8%
------------------------------------------------
Financials                                    6%
------------------------------------------------
Materials                                     6%
------------------------------------------------
Energy                                        5%
------------------------------------------------
Other (includes short-term investments)       7%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND                    I Share: HSCIX
                                                                 A Share: HSCZX
                                                                 C Share: POCZX







[] VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (36.58)%, Class A shares returned (36.72)% and Class C shares returned (37.21)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (37.00)% and the Russell 2000(R) Index, which is the Fund's style-specific benchmark, returned (33.79)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] 2008 is one for the record books as many extraordinary financial events unfolded. The equity markets broke or came close to records such as the biggest annual decline, largest monthly fall, greatest daily rise, greatest number of high volatility days and widest corporate bond spreads to name a few. Unfortunately, the equity market in 2008 ended the year being the third worst annual return in the history of the S&P 500.

[] Many of the themes that impacted equity returns in late 2007 continued to negatively impact the U.S. equity markets during the period. Most notably; the uncertainty surrounding the growing extent and impact of the subprime mortgage markets, leading to further doubt as to whether the ever-stretched consumer would continue to spend. Continued reports of the slow-down in housing tied with the significant loss in home values, along with food and energy prices continuing on their upward path depressed consumer spending.

[] In the second quarter, the equity market took a strong performance hit during the quarter from surging oil prices and deteriorating housing values. The relief rally in April and May after the financial concerns were averted in mid-March gave way to weakening economic conditions, driven primarily by rising energy and foods prices. Oil reached yet another record price level and agriculture prices rose due to concerns about crop losses from flooding in the Midwest. In addition, home prices continued to deteriorate, renewing concerns about the health of the banking sector. Consumer confidence also fell to a multi-decade low during the period, which caused fears that consumer spending would slow. Energy price increases largely offset the anticipated positive consumer spending impact of U.S. government economic stimulus checks. Combined, these negative factors overwhelmed the capital markets in the second quarter, with June delivering sizable losses for many asset classes.

[] By the start of the third quarter, volatility, fear and emotion were the overriding themes driving the U.S. equity markets. The credit crisis gripping the economy intensified throughout the period, with household names like Lehman Brothers filing for bankruptcy and Washington Mutual, AIG, Merrill Lynch, Fannie Mae, Freddie Mac, and Wachovia being pushed into forced marriages or government-sponsored takeovers in the wake of the current credit storm. With such high levels of uncertainty in the markets, volatility soared to record highs. Among equity investors, sector rotation was rapid and fierce, with certain sectors (most notably Financials, Energy, and Materials) being whipsawed on nearly a daily basis.

[] During the 4th quarter, economic data clearly showed a broad and intensified deterioration as the year old financial crisis continued to impact the broader economy. As businesses looked to conserve cash and weather the economic storm, many announced layoffs and lowered earnings forecasts. The impact from declining manufacturers output, falling consumer confidence, rising unemployment and inaccessible credit markets for many businesses and consumers, led to meaningfully lower spending. Impacting spending was the unprecedented loss of household wealth in the fourth quarter. This was particularly hard-felt by the domestic auto manufacturers, which by quarter-end were seeking government assistance. GDP in the fourth quarter is expected to be weak due to an expected sharp fall off in personal consumption and private domestic investment. In response, due to rapidly declining inflation data and an attempt to soften the depth of the recession, the U.S. Federal Reserve lowered key interest rates to their lowest level in five years. The National Bureau of Economic Research did finally confirm that we officially were in a recession since December 2007.

[] The smaller-capitalization Russell 2000 Index trailed the larger-cap Russell
   1000 Index in the fourth quarter, driven by an intensification of investors' risk aversion. Within the Russell 2000, value outperformed growth, due primarily to value's higher exposure to financials and utilities, both of which fared relatively stronger.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] Stock selection was responsible for nearly 90% of the under performance for the fiscal year, while the detraction from sector allocation contributed the remaining amount. Stock selection was strongest in Financials and Consumer Staples while selection from within Energy and Industrials provided the largest detractions from performance. Top performing names during the year included banking and securities services provider SWS Group, clinical research organization Kendle International, and agricultural chemical company CF Industries. The largest detractors included seismic data service provider Dawson Geophysical, semiconductor services and packaging company Amkor Technology, and staffing and IT solutions provider Volt Information Sciences.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES               (36.58)%   (4.30)%   3.49%         --         --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     (36.72)    (4.54)      --        3.96%    3/4/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (40.36)    (5.66)      --        3.33     3/4/99
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     (37.21)       --       --      (18.94)   6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  (37.21)       --       --      (18.94)   6/26/06
--------------------------------------------------------------------------------
S&P 500(R) INDEX             (37.00)    (2.19)   (1.38)     NOTE 5         --
--------------------------------------------------------------------------------
RUSSELL (2000)(R) INDEX      (33.79)    (0.93)    3.02      NOTE 6         --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.05%, NET 1.00%; A SHARES 1.25%;
C SHARES 2.02%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED (1.57)% FOR CLASS A SHARES AND (10.27)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 3.77% FOR CLASS A SHARES AND (11.77)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.




                    Virtus
                 Disciplined
                  Small-Cap
                 Opportunity       Russell 2000(R)     S&P 500(R)
                     Fund              Index             Index
                 -----------       ---------------     ----------
12/31/98           $10,000            $10,000           $10,000
12/31/99            14,014             12,126            12,114
12/29/00            14,960             11,759            11,001
12/31/01            13,516             12,052             9,694
12/31/02            11,546              9,583             7,552
12/31/03            17,552             14,111             9,720
12/31/04            21,793             16,698            10,776
12/30/05            22,786             17,458            11,307
12/29/06            24,774             20,665            13,091
12/31/07            22,214             20,341            13,810
12/31/08            14,088             13,469             8,701


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Financials                                   21%
------------------------------------------------
Information Technology                       19%
------------------------------------------------
Health Care                                  17%
------------------------------------------------
Industrials                                  16%
------------------------------------------------
Consumer Discretionary                        8%
------------------------------------------------
Consumer Staples                              6%
------------------------------------------------
Energy                                        5%
------------------------------------------------
Other (includes short-term investments)       8%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
VIRTUS DISCIPLINED SMALL-CAP VALUE FUND                          I Share: HSCVX
                                                                 A Share: HSVZX
                                                                 C Share: PCCZX


[] VIRTUS DISCIPLINED SMALL-CAP VALUE FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation, with income as a secondary objective.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (29.36)%, Class A shares returned (29.52)% and Class C shares returned (30.04)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (37.00)% and the Russell 2000(R) Value Index, which is the Fund's style-specific benchmark, returned (28.92)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] 2008 is one for the record books as many extraordinary financial events unfolded. The equity markets broke or came close to records such as the biggest annual decline, largest monthly fall, greatest daily rise, greatest number of high volatility days and widest corporate bond spreads to name a few. Unfortunately, the equity market in 2008 ended the year being the third worst annual return in the history of the S&P 500.

[] Many of the themes that impacted equity returns in late 2007 continued to negatively impact the U.S. equity markets during the period. Most notably; the uncertainty surrounding the growing extent and impact of the subprime mortgage markets, leading to further doubt as to whether the ever-stretched consumer would continue to spend. Continued reports of the slow-down in housing tied with the significant loss in home values, along with food and energy prices continuing on their upward path depressed consumer spending.

[] In the second quarter, the equity market took a strong performance hit during the quarter from surging oil prices and deteriorating housing values. The relief rally in April and May after the financial concerns were averted in mid-March gave way to weakening economic conditions, driven primarily by rising energy and foods prices. Oil reached yet another record price level and agriculture prices rose due to concerns about crop losses from flooding in the Midwest. In addition, home prices continued to deteriorate, renewing concerns about the health of the banking sector. Consumer confidence also fell to a multi-decade low during the period, which caused fears that consumer spending would slow. Energy price increases largely offset the anticipated positive consumer spending impact of U.S. government economic stimulus checks. Combined, these negative factors overwhelmed the capital markets in the second quarter, with June delivering sizable losses for many asset classes.

[] By the start of the third quarter, volatility, fear and emotion were the overriding themes driving the U.S. equity markets. The credit crisis gripping the economy intensified throughout the period, with household names like Lehman Brothers filing for bankruptcy and Washington Mutual, AIG, Merrill Lynch, Fannie Mae, Freddie Mac, and Wachovia being pushed into forced marriages or government-sponsored takeovers in the wake of the current credit storm. With such high levels of uncertainty in the markets, volatility soared to record highs. Among equity investors, sector rotation was rapid and fierce, with certain sectors (most notably Financials, Energy, and Materials) being whipsawed on nearly a daily basis.

[] During the 4th quarter, economic data clearly showed a broad and intensified deterioration as the year old financial crisis continued to impact the broader economy. As businesses looked to conserve cash and weather the economic storm, many announced layoffs and lowered earnings forecasts. The impact from declining manufacturers output, falling consumer confidence, rising unemployment and inaccessible credit markets for many businesses and consumers, led to meaningfully lower spending. Impacting spending was the unprecedented loss of household wealth in the fourth quarter. This was particularly hard-felt by the domestic auto manufacturers, which by quarter-end were seeking government assistance. GDP in the fourth quarter were weak due to an expected sharp fall off in personal consumption and private domestic investment. In response, due to rapidly declining inflation data and an attempt to soften the depth of the recession, the U.S. Federal Reserve lowered key interest rates to their lowest level in five years. The National Bureau of Economic Research did finally confirm that we officially were in a recession since December 2007.

[] The smaller-capitalization Russell 2000 Index trailed the larger-cap Russell
   1000 Index in the fourth quarter, driven by an intensification of investors' risk aversion. Within the Russell 2000, value outperformed growth, due primarily to value's higher exposure to financials and utilities, both of which fared relatively stronger. Within the Russell 2000 Value Index, defensive sectors such as Utilities and Consumer Staples fared best, as they were the only two sectors that declined less than 20%. Energy, Consumer Discretionary, Telecom, and Technology performed the worst during the year, each declining by over 40%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] Stock selection was positive for the fiscal year, while sector allocation slightly detracted from performance. Stock selection was strongest in Telecommunications, Energy, and Financials, while Industrials were the biggest detractor from performance. Top performing names during the year included coal producer Alpha Natural Resources, oil and gas firm Whiting Petroleum, and commercial bank Community Trust Bancorp. The largest detractors included bearing producer NN Inc., technology distributor Tech Data, and specialty chemical maker Rockwood Holdings.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

SMALL-CAP INVESTING INCLUDES THE RISKS OF GREATER PRICE VOLATILITY, LESS LIQUIDITY AND INCREASED COMPETITIVE THREAT.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS DISCIPLINED SMALL-CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES               (29.36)%    0.03%    5.95%         --         --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     (29.52)    (0.21)      --        6.58%   8/17/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (33.57)    (1.39)      --        5.91    8/17/99
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     (30.04)       --       --      (13.56)   6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  (30.04)       --       --      (13.56)   6/26/06
--------------------------------------------------------------------------------
S&P 500(R) INDEX             (37.00)    (2.19)   (1.38)     NOTE 5         --
--------------------------------------------------------------------------------
RUSSELL (2000)(R) VALUE
  INDEX                      (28.92)     0.27     6.11      NOTE 6         --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.01%, NET 0.96%; A SHARES 1.21%;
C SHARES 1.98%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED (2.49)% FOR CLASS A SHARES AND (10.27)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 6.40% FOR CLASS A SHARES AND (11.62)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.



GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus
                 Disciplined
               Small-Cap Value
                     Fund          Russell 2000(R)     S&P 500(R)
                   Class I          Value Index          Index
               ----------------    ---------------     ----------
12/31/98           $10,000            $10,000           $10,000
12/31/99            10,049              9,851            12,114
12/29/00            13,511             12,100            11,001
12/31/01            14,264             13,797             9,694
12/31/02            12,444             12,221             7,552
12/31/03            17,799             17,845             9,720
12/31/04            22,947             21,815            10,776
12/30/05            24,989             22,842            11,307
12/29/06            27,717             28,205            13,091
12/31/07            25,241             25,448            13,810
12/31/08            17,830             18,087             8,701


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Financials                                   34%
------------------------------------------------
Industrials                                  16%
------------------------------------------------
Consumer Discretionary                       10%
------------------------------------------------
Information Technology                       10%
------------------------------------------------
Health Care                                   7%
------------------------------------------------
Utilities                                     6%
------------------------------------------------
Materials                                     6%
------------------------------------------------
Other (includes short-term investments)      11%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND                       I Share: HIEMX
                                                                 A Share: HEMZX
                                                                 C Share: PICEX


[] VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (45.90)%, Class A shares returned (46.04)% and Class C shares returned (46.50)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (37.00)% and the MSCI Emerging Markets Free Index, which is the Fund's style-specific benchmark, returned (53.18)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] Governments in emerging countries, from Mexico to China, have been taking action to stimulate their economies and help their countries pull out of the current economic malaise. Many investors remain skeptical of their efforts, believing that emerging countries' dependence on exports to America is so great that recovery in these markets will be inextricably linked to a rebound in America. While that may prove to be the case, there are reasons to believe that emerging countries as a group will continue to grow more quickly than their developed country counterparts. They generally do not share the structural issues, including high debt levels that currently face the United States and other developed countries. Additionally, certain countries such as India are not reliant on exports to developed countries. Growth in these countries is driven by internal demand for goods. Over the intermediate and longer term, we expect to see emerging countries continue to increase their share of world growth.

[] We appear to be heading into a new trend; one that favors our investment style. After years of underperformance, stocks of higher quality companies began to outperform the broader market during August of 2008. This is a trend that we expect to continue and one that could provide a tailwind for Fund performance. Higher quality companies--those with stable margins, higher returns on equity, etc.--underperformed from 2005 to 2008. We believe that is changing. Although both moved lower last year, we believe companies that are largely export-driven will struggle more over the near term than companies that are dependent on domestic consumption. This also is true of export dependent countries, such as Taiwan, Russia (commodities) and Korea.

[] Over the longer term, quality companies tend to outperform; however, during the past three years, we have seen quality names underperform across the world. Instead, markets have favored lower quality, cyclical companies. Last summer, as commodity prices peaked, many cyclical companies came under pressure as the weaknesses in Bretton Woods II became apparent. Lower quality Chinese companies that had been growing rapidly became some of the worst performing names in the market. It is our belief that lower quality companies will continue to underperform for quite some time. In part, this is because their previous profitability was driven by very high capacity utilization, which itself was dependent on consumption and CAPEX growth in the United States, China, the Middle East, Eastern Europe, and other regions. This growth relied on a consistent increase in leverage. Now that deleveraging is occurring, these companies will need to cut costs to improve profitability. That will take some time. On a relative basis, we believe that quality names, which have experienced multiple compression over the past few years, should produce better returns on a relative basis.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] Over the full year, strong stock selection in Brazil, India, and Korea, as well as an underweight position in Russia, helped the Fund outperform on a relative basis.

[] Our underweight position in China hurt relative performance over the full year. We continue to look for opportunities in the country; however, concerns over the effect of political influence on corporate governance during a recessionary period have made it difficult to find attractive opportunities.

[] Consumer staples companies were the biggest contributors to positive relative performance during the year.

[] Utilities are highly regulated companies that have greater certainty than many other types of businesses, which makes them very attractive in difficult times. Holdings in this sector contributed positively to relative performance of the Fund over the full year.

[] Much as safety equipment is used by mountain climbers to mitigate the risks of gravity and other factors, our disciplined investment approach is designed to mitigate the risks of investing by attempting to limit the impact of a market decline on investors' assets. While negative absolute returns are difficult to accept, it is important to recognize that our Strategy delivered as it should--providing solid relative returns and limiting the impact of the markets' decline on our investors' assets. Reducing the magnitude of movements to the downside is at least as important to long-term investment success as participating in upside market performance. As a result of our relative outperformance, gains in our Fund should put us back in positive territory far more quickly than equivalent gains in Funds whose losses equaled or exceeded those of the index.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS. THE ECONOMIES OF DEVELOPING COUNTRIES MAY BE ADVERSELY AFFECTED BY TRADE BARRIERS, EXCHANGE CONTROLS, MANAGED ADJUSTMENTS IN RELATIVE CURRENCY VALUES AND OTHER PROTAGONIST MEASURES IMPOSED OR NEGOTIATED BY THE COUNTRIES WITH WHICH THEY TRADE.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES               (45.90)%    8.70%   10.15%         --         --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     (46.04)     8.45       --        7.71%   8/11/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (49.14)     7.17       --        7.03    8/11/99
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     (46.50)       --       --       (2.50)   6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  (46.50)       --       --       (2.50)   6/26/06
--------------------------------------------------------------------------------
S&P 500(R) INDEX             (37.00)    (2.19)   (1.38)     NOTE 5         --
--------------------------------------------------------------------------------
MSCI EMERGING MARKETS
  FREE INDEX                 (53.18)     8.02     9.37      NOTE 6         --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 1.39%, NET 1.34%; A SHARES 1.60%;
C SHARES 2.35%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED (2.15)% FOR CLASS A SHARES AND (10.27)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 6.32% FOR CLASS A SHARES AND (5.66)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus
               Emerging Markets
                Opportunities      MSCI Emerging
                     Fund             Markets          S&P 500(R)
                   Class I             Index             Index
               -----------------   -------------       ----------
12/31/98           $10,000            $10,000           $10,000
12/31/99            16,453             16,641            12,113
12/29/00            11,755             11,547            11,001
12/31/01            11,683             11,273             9,694
12/31/02            11,469             10,597             7,552
12/31/03            17,331             16,560             9,720
12/31/04            20,804             20,858            10,776
12/30/05            27,301             28,063            11,307
12/29/06            35,383             37,208            13,091
12/31/07            48,612             52,008            13,810
12/31/08            26,297             24,350             8,701


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Consumer Staples                             28%
------------------------------------------------
Financials                                   16%
------------------------------------------------
Telecommunication Services                   13%
------------------------------------------------
Utilities                                    11%
------------------------------------------------
Energy                                        9%
------------------------------------------------
Industrials                                   7%
------------------------------------------------
Consumer Discretionary                        5%
------------------------------------------------
Other (includes short-term investments)      11%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
VIRTUS INDEX FUND                                                I Share: HIDIX
                                                                 A Share: HIDAX


[] VIRTUS INDEX FUND (THE "FUND") is diversified and has an investment objective to seek to provide the return and risk characteristics of the S&P 500(R) Index.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (36.80)% and Class A shares returned (37.00)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (37.00)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] The broad equity market experienced one of its largest declines ever.

[] The year witnessed the greatest number of high volatility days.

[] At year end nearly 2 out of every 3 stocks in the S&P 500 index were off more than 40% from their yearly highs.

[] Within equities there was no place to hide as large-cap, mid-cap, small-cap, growth and value issues all fell in a range from 29-44%. The best area was small-cap value, down only 29% while mid-cap growth was off 44%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] The performance of the S&P 500 Index was the principal factor affecting the Fund's performance, as the Fund's investment objective is to provide the return and risk characteristics of the Index. For the year, within the S&P 500 Index, defensive sectors such as Consumer Staples and Health Care faired better than the Financials, Energy and Information Technology sectors.

[] Looking forward, many are forecasting that this recession will last longer, and recover slower, than historical averages due to its global reach and its financial system origins. Governments around the globe have or have plans for continued sizable amounts of fiscal and monetary stimulus. In combination with the significant decline in oil prices (year-over-year) and the sizable fiscal and monetary stimulus being placed into the global economy, it is anticipated that the economic activity will stabilize. Although investors clearly remain quite cautious and tentative regarding the equity markets, we are entering a seasonally strong historical period for the markets with cash levels at historic highs.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS INDEX FUND (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08


                                       1 year      5 year     10 year
--------------------------------------------------------------------------------
CLASS I SHARES                         (36.80)%    (2.00)%     (1.47)%
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)               (37.00)     (2.21)      (1.70)
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)             (40.62)     (3.36)      (2.28)
--------------------------------------------------------------------------------
S&P 500(R) INDEX                       (37.00)     (2.19)      (1.38)
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): I SHARES: GROSS 0.57%, NET 0.52%; A SHARES 0.78%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I and Class A Shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus             Virtus
                  Index Fund         Index Fund       S&P 500(R)
                   Class A            Class I            Index
                  ----------         ----------       ----------
12/31/98           $ 9,425            $10,000           $10,000
12/31/99            11,323             12,040            12,114
12/29/00            10,242             10,917            11,001
12/31/01             8,955              9,574             9,694
12/31/02             6,947              7,447             7,552
12/31/03             8,879              9,541             9,720
12/31/04             9,785             10,541            10,776
12/30/05            10,289             11,108            11,307
12/29/06            11,983             12,942            13,091
12/31/07            12,604             13,647            13,810
12/31/08             7,941              8,624             8,701


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Information Technology                       15%
------------------------------------------------
Health Care                                  14%
------------------------------------------------
Energy                                       13%
------------------------------------------------
Financials                                   13%
------------------------------------------------
Consumer Staples                             12%
------------------------------------------------
Industrials                                  11%
------------------------------------------------
Consumer Discretionary                        8%
------------------------------------------------
Other (includes short-term investments)      14%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS                                                     TICKER SYMBOLS:
VIRTUS VALUE EQUITY FUND                                         I Share: HEQIX
                                                                 A Share: HIEZX
                                                                 C Share: PIQCX


[] VIRTUS VALUE EQUITY FUND (THE "FUND") is diversified and has an investment objective to seek to provide capital appreciation and current income.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (36.26)%, Class A shares returned (36.39)% and Class C shares returned (36.87)%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned (37.00)% and the Russell 1000(R) Value Index, which is the Fund's style-specific benchmark, returned (36.85)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] 2008 is one for the record books as many extraordinary financial events unfolded. The equity markets broke or came close to records such as the biggest annual decline, largest monthly fall, greatest daily rise, greatest number of high volatility days and widest corporate bond spreads to name a few. Unfortunately, the equity market in 2008 ended the year being the third worst annual return in the history of the S&P 500.

[] Many of the themes that impacted equity returns in late 2007 continued to negatively impact the U.S. equity markets during the period. Most notably; the uncertainty surrounding the growing extent and impact of the subprime mortgage markets, leading to further doubt as to whether the ever-stretched consumer would continue to spend. Continued reports of the slow-down in housing tied with the significant loss in home values, along with food and energy prices continuing on their upward path depressed consumer spending.

[] In the second quarter, the equity market took a strong performance hit during the quarter from surging oil prices and deteriorating housing values. The relief rally in April and May after the financial concerns were averted in mid-March gave way to weakening economic conditions, driven primarily by rising energy and foods prices. Oil reached yet another record price level and agriculture prices rose due to concerns about crop losses from flooding in the Midwest. In addition, home prices continued to deteriorate, renewing concerns about the health of the banking sector. Consumer confidence also fell to a multi-decade low during the period, which caused fears that consumer spending would slow. Energy price increases largely offset the anticipated positive consumer spending impact of U.S. government economic stimulus checks. Combined, these negative factors overwhelmed the capital markets in the second quarter, with June delivering sizable losses for many asset classes.

[] By the start of the third quarter, volatility, fear and emotion were the overriding themes driving the U.S. equity markets. The credit crisis gripping the economy intensified throughout the period, with household names like Lehman Brothers filing for bankruptcy and Washington Mutual, AIG, Merrill Lynch, Fannie Mae, Freddie Mac, and Wachovia being pushed into forced marriages or government-sponsored takeovers in the wake of the current credit storm. With such high levels of uncertainty in the markets, volatility soared to record highs. Among equity investors, sector rotation was rapid and fierce, with certain sectors (most notably Financials, Energy, and Materials) being whipsawed on nearly a daily basis.

[] During the 4th quarter, economic data clearly showed a broad and intensified deterioration as the year old financial crisis continued to impact the broader economy. As businesses looked to conserve cash and weather the economic storm, many announced layoffs and lowered earnings forecasts. The impact from declining manufacturers output, falling consumer confidence, rising unemployment and inaccessible credit markets for many businesses and consumers, led to meaningfully lower spending. Impacting spending was the unprecedented loss of household wealth in the fourth quarter. This was particularly hard-felt by the domestic auto manufacturers, which by quarter-end were seeking government assistance. GDP in the fourth quarter is expected to be weak due to an expected sharp fall off in personal consumption and private domestic investment. In response, due to rapidly declining inflation data and an attempt to soften the depth of the recession, the U.S. Federal Reserve lowered key interest rates to their lowest level in five years. The National Bureau of Economic Research did finally confirm that we officially were in a recession since December 2007.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] For the year, defensive sectors such as Consumer Staples, Health Care, Utilities and Telecoms faired better than Financials, Technology, Materials and Industrials issues. Overall, value oriented benchmarks outperformed growth while volatility backed off its historic highs from earlier in the year. Stock selection modestly detracted whereas sector allocation added to performance. Overall, on a weighted combination basis, the Financial sector contributed positively to returns due to strong issue selection in Diversified Financials, Insurance and Banks. Materials however continued to be hurt by the anticipated slowing in global demand. Top performing names in the period on a weighted contribution basis were AutoZone, AK Steel Holdings, Amgen, Omnicare Inc, and McDonalds whereas Bank of America, Assurant, Conoco Phillips and Freeport-McMoRan Copper and Gold detracted from results.

[] Our investment process continues to focus on companies exhibiting improving fundamentals, attractive valuations and positive investor interest. We remain confident that the consistent application of our disciplined investment process will produce superior results over the long term.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED COMPANIES INVOLVES RISKS, SUCH AS RELATIVELY LOW TRADING VOLUMES, MORE PRICE VOLATILITY AND LESS LIQUIDITY THAN SECURITIES FROM LARGER, MORE ESTABLISHED COMPANIES.


   For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

EQUITY FUNDS
VIRTUS VALUE EQUITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES               (36.26)%    1.61%    1.33%         --           --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)     (36.39)     1.36       --        1.12%     2/11/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (40.05)     0.17       --        0.52      2/11/99
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)     (36.87)       --       --      (10.06)     6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)  (36.87)       --       --      (10.06)     6/26/06
--------------------------------------------------------------------------------
S&P 500(R) INDEX             (37.00)    (2.19)   (1.38)     NOTE 5           --
--------------------------------------------------------------------------------
RUSSELL (1000)(R) VALUE
  INDEX                      (36.85)    (0.79)    1.36      NOTE 6           --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.92%, NET 0.87%; A SHARES 1.12%;
C SHARES 1.87%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED (1.61)% FOR CLASS A SHARES AND (10.27)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 1.41% FOR CLASS A SHARES AND (11.73)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus
                 Value Equity
                     Fund          Russell 1000(R)     S&P 500(R)
                   Class I           Value Index         Index
                 ------------      ---------------     ----------
12/31/98           $10,000            $10,000           $10,000
12/31/99             9,843             10,735            12,114
12/29/00            10,679             11,488            11,001
12/31/01            10,359             10,846             9,694
12/31/02             8,184              9,162             7,552
12/31/03            10,531             11,913             9,720
12/31/04            12,442             13,878            10,776
12/30/05            13,999             14,857            11,307
12/29/06            16,255             18,162            13,091
12/31/07            17,897             18,131            13,810
12/31/08            11,408             11,450             8,701



SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Financials                                   20%
------------------------------------------------
Health Care                                  15%
------------------------------------------------
Energy                                       14%
------------------------------------------------
Consumer Discretionary                       11%
------------------------------------------------
Consumer Staples                              9%
------------------------------------------------
Telecommunication Services                    9%
------------------------------------------------
Information Technology                        7%
------------------------------------------------
Other (includes short-term investments)      15%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
VIRTUS HIGH YIELD INCOME FUND                                    I Share: HHYIX
                                                                 A Share: HHYZX
                                                                 C Share: PYHCX


[] VIRTUS HIGH YIELD INCOME FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of total return through a combination of income and capital appreciation.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (22.44)%, Class A shares returned (22.63)% and Class C shares returned (23.21)%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.24% and the Barclays Capital U.S. High Yield Bond 2% Issuer Cap Index, which is the Fund's style-specific benchmark, returned (25.88)%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] The high yield market significantly underperformed other fixed income asset classes during the fiscal year.

[] The credit crisis extended into the global economy in 2008. The United
   States' economy began the year in a recession that accelerated and spread through the year. Global macroeconomic issues pressured the high yield market as concern about credit fundamentals increased.

[] The capitalization of banks became a primary concern as the valuation of mortgage assets and, ultimately, all financial assets declined. The revaluation of all asset types, particularly credit-sensitive securities like high yield bonds, put substantial pressure on the high yield market.

[] The rescue of Bear Stearns and subsequent failure of Lehman Brothers were touchstone events for the year. The high yield market rallied after the government-assisted acquisition of Bear Stearns by JP Morgan in the first quarter, but began an unprecedented decline after Lehman Brothers' bankruptcy in the third quarter.

[] As valuations of high yield securities declined, hedge funds were forced to sell securities and mutual fund redemptions accelerated. These forced sales combined with reduced capital commitments from broker-dealers placed additional technical pressure on the high yield market.

[] The United States government and the Federal Reserve took unprecedented actions to address the credit crisis by improving the liquidity for financial assets. These actions demonstrated the government's commitment to stabilizing credit markets. The high yield market reacted most favorably to the late December bailout of GMAC.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] The fund's performance benefited during the period from an overweight in higher-rated securities (BB or better) in the high yield market. Higher quality bonds significantly outperformed for the year. This portfolio positioning is part of our long-held strategy that favors high-quality, high yield issuers.

[] Our security selection had a mixed impact. In comparison to our benchmark index, performance benefited from lack of exposure to some of the large underperforming issuers, such as the auto manufacturers, and overweight positions in higher quality borrowers. However, positions in yellow pages publishers, newspapers, chemicals, gaming and energy underperformed due to the economic outlook and concerns regarding liquidity negatively impacted performance.

[] The portfolio did have a default during the year which had a material impact on performance. In July, an energy company defaulted on its bonds after a sudden loss of liquidity caused, in part, by the impact of high oil prices on their business.

[] Our industry selection versus our benchmark index benefited performance in that we were underweight some of the worst performing sectors such as REITs, refining and banking. Our underweight positions in healthcare and wireless detracted from performance.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE. PORTFOLIOS THAT INVEST IN HIGH YIELD SECURITIES ARE SUBJECT TO GREATER CREDIT RISK AND PRICE FLUCTUATION THAN PORTFOLIOS THAT INVEST IN HIGHER QUALITY SECURITIES.

FOREIGN INVESTING INVOLVES SPECIAL RISKS SUCH AS CURRENCY FLUCTUATION AND LESS PUBLIC DISCLOSURE, AS WELL AS ECONOMIC AND POLITICAL RISKS.


   For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS
VIRTUS HIGH YIELD INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                                       1 year   5 year    to 12/31/08    Date
--------------------------------------------------------------------------------
CLASS I SHARES                         (22.44)%  (0.76)%      2.69%     9/20/02
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)               (22.63)      --       (0.94)     5/17/04
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)             (26.31)      --       (1.98)     5/17/04
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)               (23.21)      --       (6.90)     6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)            (23.21)      --       (6.90)     6/26/06
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE
  BOND INDEX                             5.24     4.65      NOTE 5           --
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. HIGH YIELD
  BOND 2% ISSUER CAP INDEX             (25.88)   (0.84)     NOTE 6           --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.79%, NET 0.74%; A SHARES 0.99%;
C SHARES 1.74%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 4.67% FOR CLASS I SHARES, 5.22% FOR CLASS A SHARES AND 7.17% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 4.13% FOR CLASS I SHARES, (0.56)% FOR CLASS A SHARES AND (7.37)% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 9/20/02 (inception date of the class) in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus           Barclays
                  High Yield         Capital               Barclays
                    Income          U.S. High              Capital
                     Fund       Yield Bond 2% Issuer    U.S. Aggregate
                   Class I          Cap Index               Index
                  ----------    --------------------   --------------
9/20/02            $10,000            $10,000              $10,000
12/31/02            10,390             10,443               10,195
12/31/03            12,275             13,449               10,613
12/31/04            13,582             14,947               11,073
12/30/05            13,845             15,359               11,342
12/29/06            14,858             17,011               11,834
12/31/07            15,232             17,396               12,658
12/31/08            11,814             12,894               13,321


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Domestic Corporate Bonds                     83%
------------------------------------------------
         Consumer Discretionary        25%
------------------------------------------------
         Industrials                   15%
------------------------------------------------
         Telecommunication Services    15%
------------------------------------------------
         Energy                        11%
------------------------------------------------
         All Others                    17%
------------------------------------------------
Foreign Corporate Bonds                       7%
------------------------------------------------
Other (includes short-term investments)      10%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND                         I Share: HIGIX
                                                                 A Share: HIGZX


[] VIRTUS INTERMEDIATE GOVERNMENT BOND FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of current income, consistent with preservation of capital.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned 9.47% and Class A shares returned 9.20%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.24% and the Barclays Capital U.S. Government Intermediate Bond Index, which is the Fund's style-specific benchmark, returned 10.43%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] The Treasury market posted its best returns since 1995, as investors sought the safety and liquidity of Treasuries amid significant distress in all other fixed income markets. The financial sector, in particular, suffered substantial loss of confidence, due to the demise of several financial firms either by bankruptcy or mergers. As a result, investors were faced with a market devoid of liquidity and ability to function, creating a need for some dramatic steps by the US Treasury Department and the Federal Reserve. With massive liquidity injections, the markets were able to return to a more normal operation by year end, but the distress had taken its toll on the non-liquid market sectors. In addition, Treasury returns also received an assist from the Fed's monetary policy, trying its best to provide stimulus to a faltering economy by pushing yields on Treasury securities to historic lows. Maturities under 5 years closed the year below 1% while the long bond rallied by 177 basis points in 2008, ending the year at a paltry 2.68%.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] The fund posted strong returns during the year in the falling rate environment. Its return, however, lagged the Barclay's benchmark as the holdings in government guaranteed securitized securities underperformed in the liquidity crisis. While these securities provided larger yields than Treasury securities, the additional income was unable to offset the lagging price return from security sales by de-leveraging investors, creating an environment with significantly more sellers than buyers. That being said, the fund posted a strong annual return for investors, benefiting from its high quality.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

THE FUND INVESTS IN SECURITIES GUARANTEED BY THE US GOVERNMENT AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL, HOWEVER, SHARES OF THE FUND ARE NOT INSURED NOR GUARANTEED.



   For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS
VIRTUS INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES                 9.47%     5.24%    5.85%         --           --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)       9.20      4.98       --        5.68%     2/11/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)     4.01      3.96       --        5.16      2/11/99
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  AGGREGATE BOND INDEX         5.24      4.65     5.63        5.71      2/11/99
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  GOVERNMENT INTERMEDIATE
  BOND INDEX                  10.43      5.30     5.74        5.82      2/11/99
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): I SHARES: GROSS 0.94%, NET 0.50%; A SHARES:
GROSS 1.13%, NET 0.75%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share class will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.

                                      Barclays
                   Virtus             Capital           Barclays
                Intermediate         Government         Capital
              Government Bond    Intermediate Bond   U.S. Aggregate
                    Fund               Index           Bond Index
              ---------------    -----------------   ---------------
12/31/98           $10,000            $10,000           $10,000
12/31/99             9,920             10,049             9,917
12/29/00            11,227             11,101            11,071
12/31/01            12,096             12,036            12,005
12/31/02            13,353             13,196            13,237
12/31/03            13,675             13,498            13,780
12/31/04            14,092             13,812            14,378
12/30/05            14,442             14,045            14,727
12/29/06            15,073             14,585            15,366
12/31/07            16,126             15,820            16,436
12/31/08            17,652             17,470            17,297


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
U.S. Government Securities                   39%
------------------------------------------------
Agency Mortgage-Backed Securities            26%
------------------------------------------------
Domestic Corporate Bonds                      4%
------------------------------------------------
Agency Non-Mortgage Backed Securities         1%
------------------------------------------------
Asset-Backed Securities                       1%
------------------------------------------------
Other (includes short-term investments)      29%
------------------------------------------------
* % of total investments as of December 31, 2008.


   For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND                         I Share: HIXIX
                                                                 A Share: HIXZX
                                                                 C Share: PCXIX


[] VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (7.04)%, Class A shares returned (7.28)% and Class C shares returned (8.07)%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.24% and the Barclays Capital U.S. Municipal Bond: 3-15 Year Index, which is the Fund's style-specific benchmark, returned 2.26%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] In 2008, the municipal bond market posted its worst total return performance since 1994. The price return was (7.11%) for the Municipal Bond Index.

[] Negative returns were registered against a backdrop of faltering economic growth, fluctuating commodity prices and moderating inflation readings.

[] During 2008, the Federal Reserve continued to cut short-term rates throughout the year. The municipal bond yield curve steepened, particularly in the second half. Municipal short-term rates followed the Fed's lead, but longer rates saw higher yields as compensation for higher inflationary possibilities.

[] The combination of Fed cuts and the flight to quality bid drove U.S. treasury yields to historic lows. Municipal yields did not always follow Treasury yields lower, resulting in munis trading historically cheap to Treasuries.

[] By year-end 2008, 30-year munis increased in yield by about 75 basis points to 5%, representing a staggering 200% of the yield on U.S. Treasuries.

[] For the year, municipal new issuance totaled approximately $390 billion, almost 9% less than last year. The financial markets were extremely volatile due to the credit crisis, resulting in an overhang of supply at year-end which kept yields higher than they otherwise would be. New money issue deals were down while refunding deals increased. A major source of the refunding supply can be attributed to many auction rate and variable rate securities being transformed into longer term structures.

[] One notable item this year was the decline of insured muni bonds. 2008 began with numerous downgrades of the insurers and ended with both Assured Guaranty and FSA downgraded in the fourth quarter. Berkshire Hathaway entered the bond insurance business. It is unlikely that bond insurers will ever regain the market share they had in 2006.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE

[] The Fund emphasizes quality security selection combined with premium bond structures in the intermediate maturity range. During the year, total rate of return favored higher quality securities where the Fund is overweight. Investors were rewarded for avoiding the high yield sector, particularly tobacco and airlines. The turmoil in the credit markets and the liquidity crunch resulted in the lowest rated bonds underperforming the most.

[] The largest detractor to performance for the year was the Fund's exposure to a credit backed by Lehman Brothers Holdings, which filed for bankruptcy. In addition, during the fourth quarter the steepening of the yield curve caused by massive liquidations of leveraged portfolios hurt performance. The collapse of the bond insurers and credit spread widening, particularly in the hospital sector, also hindered performance.

[] The Fund is overweight premium structures, which enhanced performance. In fact, within the investment grade sector of the municipal market, coupon income was a significant contributor to total return.

[] The Fund remains vigilant against the prospect of higher interest rates and favors high quality, liquid structures. Specifically, the Fund's average quality is AA. Additionally, the Fund favors essential purpose revenue bonds which outperformed during the year. Essential purpose revenue bonds such as toll roads are largely immune to economic swings and benefit from a defined, segregated flow of revenue payments.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INCOME FROM THE FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES AND THE ALTERNATIVE MINIMUM TAX, IF APPLICABLE.



   For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS
VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES                (7.04)%    1.12%    3.57%         --           --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)      (7.28)     0.87       --        2.74%     1/16/01
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (11.68)    (0.11)      --        2.11      1/16/01
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)      (8.07)       --       --       (0.87)     6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)   (8.07)       --       --       (0.87)     6/26/06
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  AGGREGATE INDEX              5.24      4.65     5.63      NOTE 5           --
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  MUNICIPAL BOND: 3-15 YEAR
  INDEX                        2.26      3.38     4.60      NOTE 6           --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.69%, NET 0.60%; A SHARES: GROSS 0.89%, NET 0.85%; C SHARES: GROSS 1.63%, NET 1.60%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 5.70% FOR CLASS A SHARES AND 7.17% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 4.48% FOR CLASS A SHARES AND 4.31% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                   Virtus             Barclays           Barclays
                Intermediate     Capital Municipal       Capital
                 Tax-Exempt       Bond: 3-15 Blend    U.S. Aggregate
                 Bond Fund             Index            Bond Index
                ------------     -----------------    --------------
12/31/98           $10,000            $10,000            $10,000
12/31/99             9,957              9,954              9,917
12/29/00            11,073             10,942             11,071
12/31/01            11,691             11,518             12,005
12/31/02            12,839             12,631             13,237
12/31/03            13,435             13,277             13,780
12/31/04            13,840             13,776             14,378
12/30/05            14,143             14,086             14,727
12/29/06            14,773             14,673             15,366
12/31/07            15,280             15,328             16,436
12/31/08            14,203             15,675             17,297


STATE WEIGHTINGS as of 12/31/08*
------------------------------------------------
Illinois                                     16%
------------------------------------------------
New York                                     11%
------------------------------------------------
Alabama                                       9%
------------------------------------------------
Ohio                                          7%
------------------------------------------------
California                                    7%
------------------------------------------------
Pennsylvania                                  7%
------------------------------------------------
New Jersey                                    6%
------------------------------------------------
Other (includes short-term investments)      37%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
VIRTUS SHORT/INTERMEDIATE BOND FUND                              I Share: HIBIX
                                                                 A Share: HIMZX
                                                                 C Share: PCMZX


[] VIRTUS SHORT/INTERMEDIATE BOND FUND (THE "FUND") has an investment objective to seek to provide a high level of total return, including a competitive level of current income.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (2.16)%, Class A shares returned (2.41)% and Class C shares returned (3.13)%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.24% and the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is the Fund's style-specific benchmark, returned 5.08%.

   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] Confidence, the cornerstone of the financial markets, suffered its worst test in almost eighty years as market distress of epic proportions shook the investment landscape. Indeed, 2008 became a year synonymous with the great tests of the western economic system, having witnessed severe dislocations in valuations and unprecedented government intervention. To open the year, questions considering the long-term viability of both FNMA and FHLMC surfaced, triggering a downward slide in the financial sectorequity valuations and setting the tone for the remainder of 2008. By year's end, FNMA and FHLMC had been placed into government conservatorship. Lehman Brothers, a 158 year-old investment firm, filed for bankruptcy, while Merrill Lynch, to avoid a similar fate, sold itself to Bank of America. Of the five independent investment banks existing at the start of the year, only Morgan Stanley and Goldman Sachs remained. However, mounting liquidity pressures forced these two to request and consequently receive Fed approval to convert into traditional bank holding companies. Wall Street, as we knew it, ceased to exist. With the machinery of finance now broken, bank lending to Main Street screeched to a grinding halt. In an effort to resuscitate the markets and restore confidence, the Treasury proposed a massive rescue plan, the Troubled Asset Relief Program (TARP) with an initial goal to purchase or insure up to $700 billion of "troubled" assets"--primarily nonliquid, difficult-to-value assets from banks and other financial institutions.

[] However, despite this unprecedented government action, the year closed in a cloud of uncertainty. The market preference for safety and liquidity trumped all else. Even within the Treasury sector, less actively traded issues fell short of performance expectations as off-the-run Treasuries repriced to massive discounts to the on-the-run curve. Against this backdrop of extreme risk aversion, all spread sectors underperformed by record amounts, with market prices appearing fully detached from any measure of fundamental value. In particular, the higher quality securitized sectors saw the most severe deterioration especially during the year's final quarter, as it became clear that the government would not act as the buyer of last resort and TARP was redirected to achieve other purposes.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

[] Versus its peer group average return, the Fund outperformed measurably in 2008. Still, against its market benchmark, despite our conservative stance on credit, the Fund lost ground as a preference for high quality, well-structured securitized bonds proved costly to relative performance. Regardless of their most attractive risk/reward profiles, the mortgage-backed and asset backed sectors underperformed as never before. However, security selection in the securitized and credit sectors and our timely positioning for this year's massive yield curve steepening helped mitigate the sector costs.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AS INTEREST RATES RISE, BOND PRICES FALL. AS SUCH, THIS FUND'S SHARE VALUE MAY DECLINE SUBSTANTIALLY, AND IT IS POSSIBLE TO LOSE A SIGNIFICANT PORTION OF YOUR PRINCIPAL WHEN INTEREST RATES RISE.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS
VIRTUS SHORT/INTERMEDIATE BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES                (2.16)%    2.16%    4.00%         --           --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)      (2.41)     1.91       --        3.91%     7/21/99
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)    (7.04)     0.92       --        3.37      7/21/99
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)      (3.13)       --       --        1.68      6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)   (3.13)       --       --        1.68      6/26/06
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  AGGREGATE BOND INDEX         5.24      4.65     5.63      NOTE 5           --
--------------------------------------------------------------------------------
BARCLAYS CAPITAL
  INTERMEDIATE U.S.
  GOVERNMENT/CREDIT BOND
  INDEX                        5.08      4.21     5.43      NOTE 6           --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.77%, NET 0.70%; A SHARES: GROSS 0.97%, NET 0.95%; C SHARES: GROSS 1.72%, NET 1.70%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 6.03% FOR CLASS A SHARES AND 7.17% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 5.73% FOR CLASS A SHARES AND 6.86% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS.



GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus                Barclays               Barclays
              Short/Intermediate    Capital Intermediate         Capital
                  Bond Fund        U.S. Government/Credit     U.S. Aggregate
                   Class I                 Index                Bond Index
              -------------------  ----------------------     --------------
12/31/98           $10,000                $10,000                $10,000
12/31/99            10,081                 10,038                  9,917
12/29/00            11,130                 11,053                 11,071
12/31/01            12,005                 12,044                 12,005
12/31/02            12,774                 13,229                 13,237
12/31/03            13,299                 13,799                 13,780
12/31/04            13,687                 14,218                 14,378
12/30/05            13,873                 14,443                 14,727
12/29/06            14,463                 15,032                 15,366
12/31/07            15,127                 16,143                 16,436
12/31/08            14,800                 16,962                 17,297


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Domestic Corporate Bonds                     50%
------------------------------------------------
Non-Agency Mortgage-Backed Securities        19%
------------------------------------------------
U.S. Government Securities                   13%
------------------------------------------------
Agency Mortgage-Backed Securities             6%
------------------------------------------------
Asset-Backed Securities                       6%
------------------------------------------------
Municipal Bonds                               2%
------------------------------------------------
Foreign Corporate Bonds                       2%
------------------------------------------------
Other (includes short-term investments)       2%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS                                               TICKER SYMBOLS:
VIRTUS TAX-EXEMPT BOND FUND                                      I Share: HXBIX
                                                                 A Share: HXBZX
                                                                 C Share: PXCZX


[] VIRTUS TAX-EXEMPT BOND FUND (THE "FUND") is diversified and has an investment objective to seek to provide a high level of current income that is exempt from federal income tax.

[] For the fiscal year ended December 31, 2008, the Fund's Class I shares returned (5.62)%, Class A shares returned (5.85)% and Class C shares returned (6.57)%. For the same period, the Barclays Capital U.S. Aggregate Bond Index, a broad-based fixed income index, returned 5.24% and the Barclays Capital U.S. Municipal Bond Index, which is the Fund's style-specific benchmark, returned (2.47)%.

   ALL PERFORMANCE FIGURES AS SUME REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE FUND'S FISCAL YEAR?

[] In 2008, the municipal bond market posted its worst total return performance since 1994. The price return was -7.11% for the Municipal Bond Index.

[] Negative returns were registered against a backdrop of faltering economic growth, fluctuating commodity prices and moderating inflation readings.

[] During 2008, the Federal Reserve continued to cut short-term rates throughout the year. The municipal bond yield curve steepened, particularly in the second half. Municipal short-term rates followed the Fed's lead, but longer rates saw higher yields as compensation for higher inflationary possibilities.

[] The combination of Fed cuts and the flight to quality bid drove U.S. treasury yields to historic lows. Municipal yields did not always follow Treasury yields lower, resulting in munis trading historically cheap to Treasuries.

[] By year-end 2008, 30-year munis increased in yield by about 75 basis points to 5%, representing a staggering 200% of the yield on U.S. Treasuries.

[] For the year, municipal new issuance totaled approximately $390 billion, almost 9% less than last year. The financial markets were extremely volatile due to the credit crisis, resulting in an overhang of supply at year-end which kept yields higher than they otherwise would be. New money issue deals were down while refunding deals increased. A major source of the refunding supply can be attributed to many auction rate and variable rate securities being transformed into longer term structures.

[] One notable item this year was the decline of insured muni bonds. 2008 began with numerous downgrades of the insurers and ended with both Assured Guaranty and FSA downgraded in the fourth quarter. Berkshire Hathaway entered the bond insurance business. It is unlikely that bond insurers will ever regain the market share they had in 2006.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE

[] The Fund emphasizes quality security selection combined with premium bond structures in the intermediate maturity range. During the year, total rate of return favored higher quality securities where the Fund is overweight. Investors were rewarded for avoiding the high yield sector, particularly tobacco and airlines. The turmoil in the credit markets and the liquidity crunch resulted in the lowest rated bonds underperforming the most.

[] The largest detractor to performance for the year was the Fund's exposure to a credit backed by Lehman Brothers Holdings, which filed for bankruptcy. In addition, during the fourth quarter the steepening of the yield curve caused by massive liquidations of leveraged portfolios hurt performance. The collapse of the bond insurers and credit spread widening, particularly in the hospital sector, also hindered performance.

[] The Fund is overweight premium structures, which enhanced performance. In fact, within the investment grade sector of the municipal market, coupon income was a significant contributor to total return.

[] The Fund remains vigilant against the prospect of higher interest rates and favors high quality, liquid structures. Specifically, the Fund's average quality is AA. Additionally, the Fund favors essential purpose revenue bonds which outperformed during the year. Essential purpose revenue bonds such as toll roads are largely immune to economic swings and benefit from a defined, segregated flow of revenue payments.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INCOME FROM THE FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES AND THE ALTERNATIVE MINIMUM TAX, IF APPLICABLE.


   For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

FIXED INCOME FUNDS
VIRTUS TAX-EXEMPT BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES                (5.62)%    1.67%    4.18%         --           --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)      (5.85)     1.42       --        3.63%     1/30/01
--------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)   (10.33)     0.44       --        3.00      1/30/01
--------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)      (6.57)       --       --       (0.17)     6/26/06
--------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)   (6.57)       --       --       (0.17)     6/26/06
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  AGGREGATE BOND INDEX         5.24      4.65     5.63      NOTE 5           --
--------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S.
  MUNICIPAL BOND INDEX        (2.47)     2.71     4.26      NOTE 6           --
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): I SHARES: GROSS 0.72%, NET 0.60%; A SHARES: GROSS 0.93%, NET 0.85%; C SHARES: GROSS 1.68%, NET 1.60%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) THE INDEX RETURNED 5.64% FOR CLASS A SHARES AND 7.17% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(6) THE INDEX RETURNED 4.10% FOR CLASS A SHARES AND 2.18% FOR CLASS C SHARES SINCE THE INCEPTION DATE OF EACH CLASS.
(7) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME AND A VOLUNTARY FEE LIMITATION OF TOTAL OPERATING EXPENSES. THIS LIMITATION MAY DISCONTINUE AT ANY TIME. GROSS EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND VOLUNTARY EXPENSE LIMITATIONS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I Shares. The performance of the other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes dividends and capital gain distributions are reinvested.


                    Virtus            Barclays          Barclays
               Tax-Exempt Bond        Capital           Capital
                     Fund          Municipal Bond    U.S. Aggregate
                   Class I             Index           Bond Index
               ---------------     --------------    --------------
12/31/98           $10,000            $10,000           $10,000
12/31/99             9,693              9,793             9,917
12/29/00            11,090             10,938            11,071
12/31/01            11,757             11,499            12,005
12/31/02            13,099             12,604            13,237
12/31/03            13,860             13,273            13,780
12/31/04            14,340             13,868            14,378
12/30/05            14,735             14,355            14,727
12/29/06            15,423             15,051            15,366
12/31/07            15,955             15,556            16,436
12/31/08            15,053             15,171            17,297


STATE WEIGHTINGS as of 12/31/08*
------------------------------------------------
Illinois                                     16%
------------------------------------------------
Michigan                                     11%
------------------------------------------------
Texas                                        11%
------------------------------------------------
New Jersey                                   10%
------------------------------------------------
Kentucky                                      9%
------------------------------------------------
California                                    6%
------------------------------------------------
New York                                      5%
------------------------------------------------
Other (includes short-term investments)      32%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

MONEY MARKET FUNDS                                               TICKER SYMBOLS:
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND                      I Share: HGCXX
                                                                 A Share: HIGXX


[] VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND (THE "FUND") is diversified and has an investment objective to seek to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

HOW DID THE MARKET PERFORM AND WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR?

[] The year began with four consecutive declines in the federal funds rate. As concern over subprime delinquencies, which began in the 3rd quarter of 2007, continued to mount, the Federal Reserve dropped the interest rate from 4.25% to 2.00% by April 30, 2008.

[] The "subprime issue" came to a head on March 16, 2008 with the forced sale of Bear Stearns to JP Morgan Chase. The summer was spent with growing concern of the financial community's ability to deal with continued mortgage foreclosures. On July 14, 2008 mortgage bank IndyMac was seized by federal regulators.

[] FNMA (Fannie) and FHLMC (Freddie) were placed into conservatorship by the U.S. Government in early September. The bankruptcy of Lehman Brothers the following week brought the markets to an immediate halt, which led to a complete freeze in liquidity.

[] The Federal Reserve responded to the liquidity crisis by flooding the market with short-term funding, new programs/insurance facilities. This would eventually lead to the lowering of the Federal Funds rate to an effective 0% by year-end. The target rate would however be stalled at 0.25% basis points.

[] By December the Agency and Treasury markets were in high demand, in some instances investors purchased Treasury Bills at a negative yield in an attempt to park money at any cost.

[] The Fund weathered the crisis well with ample amounts of liquidity. Despite macro and micro challenges within the United States, the world, and the money market arena, this fund finished the year in the top 35% among its peer group.

[] The main factors that affected the Fund results were a continued spillover of the credit/liquidity crunch, market panic after the Reserve Fund broke the buck, and the US Government intervention with funding and insurance vehicles.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND INVESTS IN SECURITIES GUARANTEED BY THE US GOVERNMENT AS TO THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL, HOWEVER, SHARES OF THE FUND ARE NOT INSURED NOR GUARANTEED.


   For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

MONEY MARKET FUNDS
VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                        1 year   5 year      10 year
-------------------------------------------------------------------------------
CLASS I SHARES                           2.25%    3.29%       3.44%
-------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                 1.89     2.98        3.10
-------------------------------------------------------------------------------
FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.24%, NET 0.19%; A SHARES: 0.54%.
-------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE).
(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I and Class A Shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.


                Virtus Insight         Virtus Insight
                  Government             Government
              Money Market Fund      Money Market Fund
                   Class A                Class I
              -----------------      -----------------
12/31/98           $10,000               $10,000
12/31/99            10,467                10,504
12/29/00            11,082                11,159
12/31/01            11,489                11,610
12/31/02            11,638                11,801
12/31/03            11,716                11,922
12/31/04            11,819                12,069
12/30/05            12,138                12,438
12/29/06            12,716                13,050
12/31/07            13,315                13,712
12/31/08            13,566                14,020


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Federal Agency Securities                    57%
------------------------------------------------
Repurchase Agreements                        35%
------------------------------------------------
Money Mutual Funds                            8%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

MONEY MARKET FUNDS                                               TICKER SYMBOLS:
VIRTUS INSIGHT MONEY MARKET FUND                                 I Share: HACXX
                                                                 A Share: HICXX
                                                                 E Share: HECXX


[] VIRTUS INSIGHT MONEY MARKET FUND (THE "FUND") is diversified and has an an investment objective to seek to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

HOW DID THE MARKET PERFORM AND WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR?

[] The year began with four consecutive declines in the federal funds rate. As concern over subprime delinquencies, which began in the 3rd quarter of 2007, continued to mount, the Federal Reserve dropped the interest rate from 4.25% to 2.00% by April 30, 2008.

[] The "subprime issue" came to a head on March 16, 2008 with the forced sale of Bear Stearns to JP Morgan Chase. The summer was spent with growing concern of the financial community's ability to deal with continued mortgage foreclosures. On July 14, 2008 mortgage bank IndyMac was seized by federal regulators.

[] FNMA (Fannie) and FHLMC (Freddie) were placed into conservatorship by the U.S. Government in early September. The bankruptcy of Lehman Brothers the following week brought the markets to an immediate halt, which led to a complete freeze in liquidity.

[] The Federal Reserve responded to the liquidity crisis by flooding the market with short-term funding, new programs/insurance facilities. This would eventually lead to the lowering of the Federal Funds rate to an effective 0% by year-end. The target rate would however be stalled at 0.25% basis points.

[] By December the Agency and Treasury markets were in high demand, in some instances investors purchased Treasury Bills at a negative yield in an attempt to park money at any cost.

[] The Fund weathered the crisis well with ample amounts of liquidity, even with withdrawals in the 3rd quarter. Despite macro and micro challenges within the United States, the world, and the money market arena, this fund finished the year in the top quartile rankings at a top 22% among its peer group.

[] The main factors that affected the Fund results were a continued spillover of the credit/liquidity crunch, market panic after the Reserve Fund broke the buck, and the US Government intervention with funding and insurance vehicles.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

MONEY MARKET FUNDS
VIRTUS INSIGHT MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                                           Inception   Inception
                             1 year     5 year   10 year  to 12/31/08     Date
--------------------------------------------------------------------------------
CLASS I SHARES                 2.82%     3.51%    3.63%         --           --
--------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)       2.47      3.20     3.30          --           --
--------------------------------------------------------------------------------
CLASS E SHARES                 2.82      3.50       --        2.91%     7/12/01
--------------------------------------------------------------------------------
FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.24%, NET 0.18%; A SHARES: GROSS 0.53%; E SHARES: GROSS 0.24%, NET 0.18%.
--------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I and Class A Shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.


                Virtus Insight           Virtus Insight
              Money Market Fund        Money Market Fund
                   Class A                  Class I
              -----------------        -----------------
12/31/98           $10,000                 $10,000
12/31/99            10,492                  10,529
12/29/00            11,131                  11,209
12/31/01            11,559                  11,681
12/31/02            11,730                  11,895
12/31/03            11,817                  12,025
12/31/04            11,928                  12,181
12/30/05            12,262                  12,565
12/29/06            12,866                  13,198
12/31/07            13,498                  13,895
12/31/08            13,831                  14,287


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Repurchase Agreements                        46%
------------------------------------------------
Medium Term Notes                            34%
------------------------------------------------
Commercial Paper                             10%
------------------------------------------------
Money Market Mutual Funds                    10%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

MONEY MARKET FUNDS                                               TICKER SYMBOLS:
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND                      I Share: HTCXX
                                                                 A Share: HITXX


[] VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (THE "FUND") is diversified and has an investment objective to seek to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

HOW DID THE MARKET PERFORM AND WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE FISCAL YEAR?

[] The short-term municipal market experienced quite a bit of volatility throughout 2008. The year started out with the collapse of the auction rate market. While these securities are not eligible to be held in tax-exempt money market funds, the failure of this sector definitely had an impact on the short-term market.

[] Contributing to the rollercoaster was the deterioration of the mono-line insurers. This resulted in many securities becoming money market ineligible. The pressure continued to mount as we witnessed multiple failures in the financial sector. This created a loss of confidence in the markets. The U.S. government worked diligently to address these issues. Among their efforts was the Temporary Guarantee Program for Money Market Funds. This program was created to help promote stability in money market funds and attempt to restore investor confidence.

[] The above referenced issues have all affected the yields in the short-term tax-exempt market. Supply and demand of the variable rate securities has also heavily influenced the yields. Money Market fund managers were only interested in the highest quality securities, no matter how low the rates. With so much uncertainty in the markets, most managers opted to stay invested in the most highly rated, liquid securities.

[] The Fund followed this strategy as the portfolio was heavily weighted in high quality variable rate demand notes. This structure benefited the Fund during the third quarter as variable rates spiked up.

[] As we moved into the fourth quarter, investor fears appeared to have been quelled. Demand resumed for variable rate securities and we witnessed a dramatic drop in rates. The short-term yield curve has provided no incentive to extend the portfolio. It has remained flat, and even inverted at times, throughout the past year.

[] As a result, we have been very selective in our term purchases. We will continue to be diligent with our credit analysis of all securities in the Fund and of future purchases. Liquidity and quality of the portfolio continue to be our top priority.

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

INCOME FROM THE FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES AND THE ALTERNATIVE MINIMUM TAX, IF APPLICABLE.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

MONEY MARKET FUNDS
VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(1) for periods ended 12/31/08
--------------------------------------------------------------------------------

                                        1 year   5 year      10 year
-------------------------------------------------------------------------------
CLASS I SHARES                           2.22%    2.47%       2.43%
-------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                 1.86     2.14        2.09
-------------------------------------------------------------------------------
FUND EXPENSE RATIOS(3): I SHARES: GROSS 0.24%, NET 0.19%; A SHARES: 0.53%.
-------------------------------------------------------------------------------
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) THE EXPENSE RATIOS OF THE FUND, BOTH NET AND GROSS ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE 5/1/08 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES IN THIS REPORT. NET EXPENSES: EXPENSES REDUCED BY A VOLUNTARY FEE WAIVER OF CLASS I SHARES SHAREHOLDER SERVICING FEES WHICH MAY DISCONTINUE AT ANY TIME. GROSS
    EXPENSES: DO NOT REFLECT THE EFFECT OF VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 12/31
--------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on 12/31/98 in Class I and Class A Shares. The total return on Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gain distributions are reinvested.


                Virtus Insight         Virtus Insight
                  Tax-Exempt             Tax-Exempt
              Money Market Fund      Money Market Fund
                   Class A                Class I
              ------------------     -----------------
12/31/98           $10,000               $10,000
12/31/99            10,275                10,307
12/29/00            10,643                10,713
12/31/01            10,893                11,003
12/31/02            11,001                11,151
12/31/03            11,061                11,251
12/31/04            11,133                11,364
12/30/05            11,342                11,617
12/29/06            11,702                12,013
12/31/07            12,072                12,437
12/31/08            12,297                12,713


SECTOR WEIGHTINGS as of 12/31/08*
------------------------------------------------
Municipal Tax-Exempt Bonds                   85%
------------------------------------------------
Variable Rate Demand Obligations             10%
------------------------------------------------
Money Market Mutual Funds                     5%
------------------------------------------------
* % of total investments as of December 31, 2008.


  For information regarding the indexes and certain investment terms, see the glossary starting on page 2.

                        VIRTUS BALANCED ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                               PAR
                                              VALUE             VALUE
                                           ----------          -------

U.S. GOVERNMENT SECURITIES--4.7%
U.S. Treasury Bond
   7.500%, 11/15/16                        $      378          $   516
   9.000%, 11/15/18                               152              235
   6.000%, 2/15/26                                 50               70
   5.375%, 2/15/31                                244              335
   4.750%, 2/15/37                                550              766
                                                               -------
                                                                 1,922
                                                               -------
U.S. Treasury Note
   3.125%, 9/30/13                                 85               92
   4.250%, 11/15/13                               200              228
   4.000%, 2/15/14                                190              215
   4.000%, 2/15/15                                 60               69
                                                               -------
                                                                   604
                                                               -------
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,155)                                         2,526
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--12.5%
FHLMC
   5.500%, 7/1/35                                 411              422
   6.000%, 12/1/36                                787              811
FHLMC REMIC
   2513, JE 5.000%, 10/15/17                      450              457
   2886, BE 4.500%, 11/15/19                      260              257
   2886, CK 5.000%, 11/15/19                      280              283
   2835, HB 5.500%, 8/15/24                       305              312
   2770, LA 4.500%, 4/15/33                       182              185
FNMA
   4.500%, 1/1/20                                 245              251
   7.500%, 11/1/26                                 --(i)            --(i)
   7.500%, 12/1/26                                 17               18
   7.500%, 3/1/27                                   1                1
   7.500%, 3/1/27                                   5                6
   5.500%, 12/1/33                                232              238
   5.500%, 1/1/34                                 145              149
   5.000%, 7/1/34                                 421              431
   5.000%, 11/1/34                                110              113
   5.641%, 1/1/35(c)                              161              160
   6.000%, 3/1/35                                  98              102
   5.500%, 6/1/35                                 160              164
   5.500%, 7/1/35                                 180              184
   5.000%, 9/1/35                                 339              347
   6.500%, 5/1/36                                 410              429
FNMA (Interest Only) 97-20
   1.840%, 3/25/27 (c)(h)                         194                5
FNMA Grantor Trust 00-T8, A 7.330%,
   12/25/30 (c)                                    22               24
FNMA REMIC
   04-15, AB 4.000%, 9/25/17                      421              421
   02-73, OE 5.000%, 11/25/17                     400              404
GNMA
   8.000%, 11/15/26                                22               23
   7.000%, 9/15/31                                  4                4
   5.500%, 7/15/33                                173              179
GNMA Structured Securities
   02-53, B 5.552%, 5/16/26                       162              166
   04-108, C 5.039%, 12/16/32(c)                  195              199
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,590)                                         6,745
-------------------------------------------------------------------------


                                               PAR
                                              VALUE             VALUE
                                           ----------          -------

MUNICIPAL BONDS--0.5%

CALIFORNIA--0.5%
State of California Taxable
   Series A
   5.168%, 10/1/37                         $      280          $   281
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $280)                                             281
-------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.4%
Israel Government AID Bond
Series 7-Z
   0.000%, 8/15/22                                690              421
Rowan Cos., Inc.
   4.330%, 5/1/19(h)                              300              314
-------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $653)                                             735
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.7%
Capital Auto Receivables Asset Trust
   07-3, A3A 5.020%, 9/15/11                      195              190
   07-3, A4 5.210%, 3/17/14                       260              237
Capital One Multi-Asset Execution Trust
   03-B5, B5
   4.790%, 8/15/13                                240              186
Chase Issuance Trust 07-A15, A
   4.960%, 9/17/12                                325              313
Chase Manhattan Auto Owner Trust 06-B, A3
   5.130%, 5/15/11                                 87               86
Citibank Credit Card Issuance Trust
   07-B2, B2 5.000%, 4/2/12                       220              200
   07-A5, A5 5.500%, 6/22/12                      435              427
E*Trade RV & Marine Trust 04-1, A3
   3.620%, 10/8/18                                206              193
Triad Auto Receivables Owner Trust 07-B, A4A
   5.430%, 7/14/14                                185              178

-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,145)                                         2,010
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--7.4%

AEROSPACE & DEFENSE--0.2%
Boeing Co.
   8.750%, 9/15/31                                100              128
                                                               -------
AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler North America LLC
   5.875%, 3/15/11                                 80               70
                                                               -------


                                               PAR
                                              VALUE             VALUE
                                           ----------          -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Caterpillar, Inc.
   7.300%, 5/1/31                          $      200          $   210
                                                               -------
CONSUMER FINANCE--0.6%
Boeing Capital Corp.
   7.375%, 9/27/10                                180              188
Capital One Bank USA N.A.
   5.000%, 6/15/09                                125              123
                                                               -------
                                                                   311
                                                               -------
ELECTRIC UTILITIES--0.7%
FPL Group Capital, Inc.
   5.625%, 9/1/11                                 300              304
Virginia Electric & Power Co. Series A
   4.750%, 3/1/13                                 100               96
                                                               -------
                                                                   400
                                                               -------
HOUSEHOLD PRODUCTS--0.3%
Proctor & Gamble Co. ESOP Series A
   9.360%, 1/1/21                                 137              170
                                                               -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.
   7.600%, 4/1/32                                 100               85
                                                               -------
INTEGRATED OIL & GAS--0.3%
ConocoPhillips Holding Co.
   6.950%, 4/15/29                                165              178
                                                               -------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
BellSouth Corp.
   6.000%, 11/15/34                               235              231
Verizon Global Funding Corp.
   7.250%, 12/1/10                                200              210
   7.750%, 12/1/30                                 30               33
                                                               -------
                                                                   474
                                                               -------
INVESTMENT BANKING & BROKERAGE--0.4%
Lehman Brothers Holdings, Inc.
   4.250%, 1/27/10(d)(h)                           55                5
Merrill Lynch & Co., Inc.
   5.770%, 7/25/11                                100               99
   6.050%, 8/15/12                                100               99
                                                               -------
                                                                   203
                                                               -------
MULTI-UTILITIES--0.1%
Consolidated Edison Co. of New York
   5.700%, 2/1/34                                  50               46
                                                               -------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Devon Energy Corp.
   7.950%, 4/15/32                                125              138
                                                               -------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
DCP Midstream LLC
   7.875%, 8/16/10                                150              148
                                                               -------

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                               PAR
                                              VALUE             VALUE
                                           ----------          -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Associates Corp. North America
   6.950%, 11/1/18                         $       60          $    59
Bank of America Corp.
   6.250%, 4/15/12                                220              226
Citigroup, Inc.
   5.850%, 7/2/13                                 125              121
General Electric Capital Corp.
   4.875%, 3/4/15                                  75               73
JPMorgan Chase & Co.
   3.800%, 10/2/09                                325              323
                                                               -------
                                                                   802
                                                               -------
PHARMACEUTICALS--0.3%
Schering-Plough Corp.
   6.750%, 12/1/33                                150              157
                                                               -------
PROPERTY & CASUALTY INSURANCE--0.6%
Travelers Cos., Inc. (The)
   5.500%, 12/1/15                                325              311
                                                               -------
RAILROADS--0.1%
CSX Corp.
   6.750%, 3/15/11                                 50               50
                                                               -------
SPECIALIZED FINANCE--0.1%
CIT Group, Inc.
   5.000%, 2/13/14                                 55               40
                                                               -------
WATER UTILITIES--0.2%
America Water Works 144A
   6.593%, 10/15/37(b)                            130               99
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $4,259)                                         4,020
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.8%
Adjustable Rate Mortgage Trust
   05-11, 2A42
   5.326%, 2/25/36 (c)                            560              205
Bear Stearns Commercial Mortgage Securities, Inc.
   06-T22, A4
   5.464%, 4/12/38(c)                             195              167
   06-PW14, A4
   5.201%, 12/11/38                               165              135
   05-T18, A4
   4.933%, 2/13/42(c)                             275              236
   07-PW15, A2
   5.205%, 2/11/44                                190              148
Citigroup-Deutsche Bank Commercial
   Mortgage Trust
   06-CD3, A2
   5.560%, 10/15/48                               305              253
Countrywide Home Loans Series 03-J6, 1A1
   5.500%, 8/25/33                                219              207
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   4.855%, 6/19/35 (c)                            115               94
Greenwich Capital Commercial Funding
   07-GG9, A2
   5.381%, 3/10/39                                230              181


                                               PAR
                                              VALUE             VALUE
                                           ----------          -------

JPMorgan Chase Commercial Mortgage
   Securities Corp.
   06-LDP9, A3
   5.336%, 5/15/47                         $      170          $   127
Lehman Brothers-UBS Commercial
   Mortgage Trust
   05-C2, A2
   4.821%, 4/15/30                                209              199
   05-C5, A3
   4.964%, 9/15/30                                440              362
   06-C3, A4
   5.661%, 3/15/39(c)                             330              269
   07-C1, A4
   5.424%, 2/15/40                                320              237
MASTR Adjustable Rate Mortgages
   Trust 05-8, 3A1
   6.000%, 12/25/35 (c)                           485              275
MASTR Alternative Loans Trust
   04-13, 12A1
   5.500%, 12/25/19                               168              142
   04-13, 8A1
   5.500%, 1/25/25                                222              188
MASTR Asset Securitization Trust
   03-7, 4A33
   5.250%, 9/25/33                                197              174
Morgan Stanley Mortgage Loan Trust
   06-7, 5A2
   5.962%, 6/25/36 (c)(h)                         295              154
Residential Funding Mortgage
   Securities II, Inc.
   01-HS2, A5
   7.420%, 4/25/31 (c)(h)                          56               54
Structured Asset Securities Corp.
   03-34A, 6A
   5.068%, 11/25/33(c)                            151              128
   05-2XS, 2A2
   5.150%, 2/25/35(c)(h)                           97               45
   05-15, 4A1
   6.000%, 8/25/35                                190              138
Structured Asset Securities Corp.
   (Interest Only)
   98-RF3, A 144A
   6.100%, 6/15/28 (b)(g)                          59                3
Washington Mutual Alternative
   Mortgage Pass-Through Certificates
   05-4, CB7
   5.500%, 6/25/35                                310              235
   05-6, 2A7
   5.500%, 8/25/35                                267              232
Washington Mutual Mortgage
   Pass-Through Certificates
   02-S8, 2A7
   5.250%, 1/25/18                                202              202
   03-S11, A1
   5.000%, 11/25/33                               444              418
Wells Fargo & Co.
   05-AR4, B1
   4.572%, 4/25/35 (c)                            204               70
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,013)                                         5,278
-------------------------------------------------------------------------


                                               PAR
                                              VALUE             VALUE
                                           ----------          -------

FOREIGN CORPORATE BONDS(e)--1.3%

FRANCE--0.2%
France Telecom SA
   7.750%, 3/1/11                          $      100          $   105
                                                               -------
UNITED KINGDOM--0.7%
Diageo Capital plc
   4.375%, 5/3/10                                 200              198
Royal Bank of Scotland Group plc
   5.000%, 10/1/14                                200              172
                                                               -------
                                                                   370
                                                               -------
UNITED STATES--0.4%
CRH America, Inc.
   5.625%, 9/30/11                                300              234
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $805)                                             709
-------------------------------------------------------------------------


                                             SHARES
                                           ----------
DOMESTIC COMMON STOCKS--54.8%

AEROSPACE & DEFENSE--1.6%
Lockheed Martin Corp.                           8,750              736
Northrop Grumman Corp.                          2,600              117
                                                               -------
                                                                   853
                                                               -------
AGRICULTURAL PRODUCTS--0.1%
Archer-Daniels-Midland Co.                      1,900               55
                                                               -------
AIRLINES--0.1%
Southwest Airlines Co.                          7,900               68
                                                               -------
APPAREL RETAIL--0.8%
Genesco, Inc.(f)                                5,100               86
Hot Topic, Inc.(f)                              6,200               57
Ross Stores, Inc.                               1,875               56
TJX Cos., Inc. (The)                           10,400              214
                                                               -------
                                                                   413
                                                               -------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Maidenform Brands, Inc.(f)                      6,600               67
UniFirst Corp.                                  1,350               40
                                                               -------
                                                                   107
                                                               -------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
State Street Corp.                              3,475              137
                                                               -------
AUTOMOTIVE RETAIL--0.5%
AutoZone, Inc.(f)                               1,800              251
                                                               -------
BIOTECHNOLOGY--2.2%
Amgen, Inc.(f)                                 11,650              673
Gilead Sciences, Inc.(f)                       10,325              528
                                                               -------
                                                                 1,201
                                                               -------
CABLE & SATELLITE--0.4%
Cablevision Systems Corp. Class A              12,000              202
                                                               -------

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008

($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc.(f)                         32,335          $   527
Emulex Corp.(f)                                 7,000               49
                                                               -------
                                                                   576
                                                               -------
COMPUTER HARDWARE--3.0%
Apple, Inc.(f)                                  3,375              288
Hewlett-Packard Co.                            24,225              879
International Business Machines Corp.           5,200              438
                                                               -------
                                                                 1,605
                                                               -------
COMPUTER STORAGE & PERIPHERALS--0.6%
QLogic Corp.(f)                                 8,800              118
Western Digital Corp.(f)                       16,500              189
                                                               -------
                                                                   307
                                                               -------
CONSTRUCTION & ENGINEERING--0.3%
EMCOR Group, Inc.(f)                            3,800               85
Pike Electric Corp.(f)                          8,000               99
                                                               -------
                                                                   184
                                                               -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Bucyrus International, Inc.                     2,200               41
                                                               -------
CONSUMER FINANCE--0.1%
Cash America International, Inc.                1,500               41
                                                               -------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
MasterCard, Inc. Class A                          560               80
Western Union Co. (The)                        23,800              341
                                                               -------
                                                                   421
                                                               -------
DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. Class B                      1,825               94
                                                               -------
DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.                               7,500              221
                                                               -------
DIVERSIFIED REITS--0.2%
PS Business Parks, Inc.                         2,200               98
                                                               -------
DRUG RETAIL--0.1%
Walgreen Co.                                    1,950               48
                                                               -------
EDUCATION SERVICES--0.4%
Apollo Group, Inc. Class A(f)                     700               54
ITT Educational Services, Inc.(f)               2,025              192
                                                               -------
                                                                   246
                                                               -------
ELECTRIC UTILITIES--0.3%
El Paso Electric Co.(f)                         3,800               69
Portland General Electric Co.                   5,400              105
                                                               -------
                                                                   174
                                                               -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Smith (A.O.) Corp.                              4,300              127
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc.                            19,550          $   132
Methode Electronics, Inc.                       5,000               34
                                                               -------
                                                                   166
                                                               -------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Republic Services, Inc.                        10,878              270
                                                               -------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
CF Industries Holdings, Inc.                    3,075              151
Mosaic Co. (The)                                2,000               70
Terra Industries, Inc.                          3,550               59
                                                               -------
                                                                   280
                                                               -------
FOOD RETAIL--1.3%
Kroger Co. (The)                               17,500              462
SUPERVALU, Inc.                                15,100              221
                                                               -------
                                                                   683
                                                               -------
FOOTWEAR--0.3%
NIKE, Inc. Class B                              3,100              158
                                                               -------
GAS UTILITIES--1.0%
ONEOK, Inc.                                    13,000              378
Southwest Gas Corp.                             6,050              153
                                                               -------
                                                                   531
                                                               -------
GENERAL MERCHANDISE STORES--1.0%
Big Lots, Inc.(f)                              16,625              241
Dollar Tree, Inc.(f)                            2,600              109
Family Dollar Stores, Inc.                      5,850              152
Fred's, Inc. Class A                            4,400               47
                                                               -------
                                                                   549
                                                               -------
HEALTH CARE DISTRIBUTORS--0.9%
AmerisourceBergen Corp.                         4,700              167
McKesson Corp.                                  8,900              345
                                                               -------
                                                                   512
                                                               -------
HEALTH CARE EQUIPMENT--1.0%
Baxter International, Inc.                      8,900              477
STERIS Corp.                                    2,150               51
                                                               -------
                                                                   528
                                                               -------
HEALTH CARE SERVICES--1.8%
Alliance Imaging, Inc.(f)                      19,200              153
Emergency Medical Services Corp. Class A(f)     3,250              119
Express Scripts, Inc.(f)                        5,600              308
Medco Health Solutions, Inc.(f)                 2,700              113
Omnicare, Inc.                                  9,800              272
                                                               -------
                                                                   965
                                                               -------
HOME ENTERTAINMENT SOFTWARE--0.5%
Activision Blizzard, Inc.(f)                   34,325              297
                                                               -------
HOUSEHOLD PRODUCTS--1.4%
Clorox Co. (The)                                1,800              100
Colgate-Palmolive Co.                           9,800              672
                                                               -------
                                                                   772
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

HYPERMARKETS & SUPER CENTERS--2.0%
BJ's Wholesale Club, Inc.(f)                    3,300          $   113
Wal-Mart Stores, Inc.                          17,300              970
                                                               -------
                                                                 1,083
                                                               -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
AES Corp. (The)(f)                             10,800               89
NRG Energy, Inc.(f)                             5,400              126
                                                               -------
                                                                   215
                                                               -------
INDUSTRIAL CONGLOMERATES--0.7%
General Electric Co.                           17,200              279
Tredegar Corp.                                  5,700              103
                                                               -------
                                                                   382
                                                               -------
INDUSTRIAL MACHINERY--0.3%
EnPro Industries, Inc.(f)                       1,700               37
Flowserve Corp.                                 1,000               51
Parker Hannifin Corp.                           2,000               85
                                                               -------
                                                                   173
                                                               -------
INTEGRATED OIL & GAS--4.3%
Chevron Corp.                                   5,550              410
ConocoPhillips                                  7,759              402
Exxon Mobil Corp.                              12,465              995
Hess Corp.                                      1,600               86
Occidental Petroleum Corp.                      7,500              450
                                                               -------
                                                                 2,343
                                                               -------
INTEGRATED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                     23,500              670
Embarq Corp.                                   15,300              550
                                                               -------
                                                                 1,220
                                                               -------
INTERNET SOFTWARE & SERVICES--0.1%
Google, Inc. Class A(f)                           225               69
                                                               -------
INVESTMENT BANKING & BROKERAGE--0.4%
Charles Schwab Corp. (The)                      7,825              126
Goldman Sachs Group, Inc. (The)                   850               72
                                                               -------
                                                                   198
                                                               -------
IT CONSULTING & OTHER SERVICES--0.3%
Acxiom Corp.                                   14,800              120
SAIC, Inc.(f)                                   3,300               64
                                                               -------
                                                                   184
                                                               -------
LIFE & HEALTH INSURANCE--0.6%
AFLAC, Inc.                                     1,100               51
MetLife, Inc.                                   8,300              289
                                                               -------
                                                                   340
                                                               -------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Life Technologies Corp.(f)                      9,550              222
Waters Corp.(f)                                 2,150               79
                                                               -------
                                                                   301
                                                               -------

                        See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

MANAGED HEALTH CARE--0.4%
CIGNA Corp.                                     6,800          $   115
Humana, Inc.(f)                                 2,150               80
                                                               -------
                                                                   195
                                                               -------
MOVIES & ENTERTAINMENT--0.1%
Walt Disney Co. (The)                           2,775               63
                                                               -------
MULTI-LINE INSURANCE--0.6%
Assurant, Inc.                                  9,000              270
HCC Insurance Holdings, Inc.                    2,300               62
                                                               -------
                                                                   332
                                                               -------
MULTI-UTILITIES--0.1%
Integrys Energy Group, Inc.                     1,600               69
                                                               -------
OFFICE SERVICES & SUPPLIES--0.1%
Knoll, Inc.                                     4,600               41
                                                               -------
OIL & GAS DRILLING--0.2%
Helmerich & Payne, Inc.                         4,575              104
                                                               -------
OIL & GAS EQUIPMENT & SERVICES--0.4%
Halliburton Co.                                 2,975               54
Key Energy Services, Inc.(f)                    8,500               37
National Oilwell Varco, Inc.(f)                 2,600               64
SEACOR Holdings, Inc.(f)                        1,100               73
                                                               -------
                                                                   228
                                                               -------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Apache Corp.                                    1,500              112
Cimarex Energy Co.                              1,900               51
Southwestern Energy Co.(f)                      2,600               75
W&T Offshore, Inc.                              6,400               92
                                                               -------
                                                                   330
                                                               -------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
Bank of America Corp.                          12,000              169
JPMorgan Chase & Co.                           11,000              347
                                                               -------
                                                                   516
                                                               -------
PACKAGED FOODS & MEATS--1.2%
General Mills, Inc.                            10,925              664
                                                               -------
PAPER PACKAGING--0.2%
Rock-Tenn Co. Class A                           3,850              132
                                                               -------
PAPER PRODUCTS--0.1%
Buckeye Technologies, Inc.(f)                  12,050               44
Clearwater Paper Corp.(f)                         614                5
                                                               -------
                                                                    49
                                                               -------
PHARMACEUTICALS--1.8%
Johnson & Johnson                               6,300              377
Perrigo Co.                                     5,600              181
Pfizer, Inc.                                   11,500              204
Watson Pharmaceuticals, Inc.(f)                 3,350               89
Wyeth                                           3,870              145
                                                               -------
                                                                   996
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

PROPERTY & CASUALTY INSURANCE--0.6%
American Physicians Capital, Inc.               1,400          $    67
AMERISAFE, Inc.(f)                              3,650               75
Harleysville Group, Inc.                        2,550               89
Navigators Group, Inc. (The)(f)                   700               38
SeaBright Insurance Holdings, Inc.(f)           3,400               40
                                                               -------
                                                                   309
                                                               -------
PUBLISHING--0.1%
Scholastic Corp.                                3,750               51
                                                               -------
RAILROADS--1.2%
Burlington Northern Santa Fe Corp.              2,950              223
Norfolk Southern Corp.                          6,800              320
Union Pacific Corp.                             2,000               96
                                                               -------
                                                                   639
                                                               -------
REGIONAL BANKS--1.0%
BancFirst Corp.                                 1,300               69
City Holding Co.                                3,300              115
Community Trust Bancorp, Inc.                   2,950              108
NBT Bancorp, Inc.                               3,350               94
Renasant Corp.                                  5,500               93
Trustmark Corp.                                 1,950               42
                                                               -------
                                                                   521
                                                               -------
REINSURANCE--0.3%
Platinum Underwriters Holdings Ltd.             4,550              164
                                                               -------
RESEARCH & CONSULTING SERVICES--0.2%
Dun & Bradstreet Corp. (The)                    1,300              100
                                                               -------
RESTAURANTS--1.9%
McDonald's Corp.                                7,000              435
Yum! Brands, Inc.                              18,655              588
                                                               -------
                                                                 1,023
                                                               -------
SEMICONDUCTOR EQUIPMENT--0.2%
Applied Materials, Inc.                         5,025               51
MKS Instruments, Inc.(f)                        2,500               37
                                                               -------
                                                                    88
                                                               -------
SEMICONDUCTORS--0.7%
Broadcom Corp. Class A(f)                       4,180               71
Intel Corp.                                    22,470              329
                                                               -------
                                                                   400
                                                               -------
SOFT DRINKS--0.2%
Coca-Cola Bottling Co. Consolidated             1,950               90
                                                               -------
SPECIALIZED FINANCE--0.2%
PHH Corp.(f)                                    7,600               97
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

SPECIALIZED REITS--0.5%
LTC Properties, Inc.                            2,400          $    48
Nationwide Health Properties, Inc.              5,700              164
Potlatch Corp.                                  2,150               56
                                                               -------
                                                                   268
                                                               -------
SPECIALTY CHEMICALS--0.2%
Minerals Technologies, Inc.                     2,650              108
                                                               -------
SYSTEMS SOFTWARE--2.4%
Microsoft Corp.                                24,540              477
Oracle Corp.(f)                                37,810              670
Symantec Corp.(f)                              11,200              152
                                                               -------
                                                                 1,299
                                                               -------
TECHNOLOGY DISTRIBUTORS--1.0%
Arrow Electronics, Inc.(f)                      7,000              132
Avnet, Inc.(f)                                 10,000              182
Ingram Micro, Inc. Class A(f)                  13,600              182
Tech Data Corp.(f)                              3,000               54
                                                               -------
                                                                   550
                                                               -------
THRIFTS & MORTGAGE FINANCE--0.5%
Capitol Federal Financial                       2,100               96
Hudson City Bancorp, Inc.                       6,900              110
WSFS Financial Corp.                            1,300               62
                                                               -------
                                                                   268
                                                               -------
TRADING COMPANIES & DISTRIBUTORS--0.1%
H&E Equipment Services, Inc.(f)                 9,200               71
                                                               -------

TRUCKING--0.2%
Ryder System, Inc.                              1,500               58
Werner Enterprises, Inc.                        2,400               42
                                                               -------
                                                                   100
                                                               -------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Syniverse Holdings, Inc.(f)                     9,750              116
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $38,192)                                       29,670
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(e)--1.7%

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   (United States)                              2,625               64
                                                               -------
IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A (United States)          7,200              236
                                                               -------
REINSURANCE--1.0%
Arch Capital Group Ltd. (United States)(f)      7,800              547
                                                               -------

STEEL--0.2%
ArcelorMittal (Luxembourg)                      4,200              103
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,241)                                           950
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $63,333)                                       52,924
-------------------------------------------------------------------------

                       See Notes to Financial Statements

                        VIRTUS BALANCED ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008

($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                            1,108,731          $ 1,109
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,109)                                         1,109
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $64,442)                                       54,033(a)

Other assets and liabilities, net--0.2%                             60
                                                               -------
NET ASSETS--100.0%                                             $54,093
                                                               =======


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $102 or 0.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  Security in default.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(f)  Non-income producing.
(g) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $3 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h)  Illiquid security.
(i)  Amount is less than $500 (not reported in thousands).


                       See Notes to Financial Statements

                            VIRTUS CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)


                                             SHARES             VALUE
                                           ----------          -------


DOMESTIC COMMON STOCKS--90.1%

AEROSPACE & DEFENSE--2.8%
General Dynamics Corp.                         31,050          $ 1,788
Honeywell International, Inc.                  15,450              507
                                                               -------
                                                                 2,295
                                                               -------
APPAREL RETAIL--1.1%
Gap, Inc. (The)                                69,850              935
                                                               -------
APPLICATION SOFTWARE--2.6%
Autodesk, Inc.(b)                              36,350              715
Synopsys, Inc.(b)                              77,550            1,436
                                                               -------
                                                                 2,151
                                                               -------
ASSET MANAGEMENT & CUSTODY BANKS--2.8%
BlackRock, Inc.                                 5,700              765
Northern Trust Corp.                           20,900            1,090
SEI Investments Co.                            28,600              449
                                                               -------
                                                                 2,304
                                                               -------
BIOTECHNOLOGY--5.7%
Celgene Corp.(b)                               23,500            1,299
Gilead Sciences, Inc.(b)                       51,550            2,636
OSI Pharmaceuticals, Inc.(b)                   19,850              775
                                                               -------
                                                                 4,710
                                                               -------
COMMUNICATIONS EQUIPMENT--2.9%
Cisco Systems, Inc.(b)                         32,500              530
QUALCOMM, Inc.                                 51,900            1,859
                                                               -------
                                                                 2,389
                                                               -------
COMPUTER HARDWARE--2.6%
Apple, Inc.(b)                                  7,700              657
Hewlett-Packard Co.                            17,450              633
International Business Machines Corp.          10,700              901
                                                               -------
                                                                 2,191
                                                               -------
COMPUTER STORAGE & PERIPHERALS--2.8%
QLogic Corp.(b)                               116,700            1,568
Western Digital Corp.(b)                       65,850              754
                                                               -------
                                                                 2,322
                                                               -------
CONSTRUCTION & ENGINEERING--1.4%
Fluor Corp.                                    26,800            1,203
                                                               -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.6%
Cummins, Inc.                                  19,850              531
                                                               -------
DISTILLERS & VINTNERS--0.8%
Constellation Brands, Inc. Class A(b)          39,950              630
                                                               -------
DIVERSIFIED BANKS--2.4%
U.S. Bancorp                                   78,600            1,966
                                                               -------
DRUG RETAIL--0.8%
CVS Caremark Corp.                             22,100              635
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

ELECTRIC UTILITIES--4.6%
FirstEnergy Corp.                              32,900          $ 1,598
FPL Group, Inc.                                43,650            2,197
                                                               -------
                                                                 3,795
                                                               -------
ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
First Solar, Inc.(b)                            7,950            1,097
                                                               -------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Monsanto Co.                                   12,350              869
Mosaic Co. (The)                               13,150              455
                                                               -------
                                                                 1,324
                                                               -------
FOOD RETAIL--1.8%
Kroger Co. (The)                               57,900            1,529
                                                               -------
FOOTWEAR--1.5%
NIKE, Inc. Class B                             25,300            1,290
                                                               -------
HEALTH CARE DISTRIBUTORS--0.9%
McKesson Corp.                                 19,950              773
                                                               -------
HEALTH CARE EQUIPMENT--1.2%
St. Jude Medical, Inc.(b)                      31,400            1,035
                                                               -------
HEALTH CARE TECHNOLOGY--0.8%
Cerner Corp.(b)                                18,350              706
                                                               -------
HOME ENTERTAINMENT SOFTWARE--0.4%
Activision Blizzard, Inc.(b)                   40,450              349
                                                               -------
HOUSEHOLD PRODUCTS--0.8%
Procter & Gamble Co. (The)                     10,700              661
                                                               -------
HYPERMARKETS & SUPER CENTERS--4.0%
Costco Wholesale Corp.                         11,100              583
Wal-Mart Stores, Inc.                          49,150            2,755
                                                               -------
                                                                 3,338
                                                               -------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                           64,400            1,043
                                                               -------
INDUSTRIAL GASES--1.1%
Air Products & Chemicals, Inc.                  7,900              397
Praxair, Inc.                                   8,850              525
                                                               -------
                                                                   922
                                                               -------
INDUSTRIAL MACHINERY--0.8%
Danaher Corp.                                  12,200              691
                                                               -------
INTEGRATED OIL & GAS--11.1%
Chevron Corp.                                  29,150            2,156
ConocoPhillips                                 24,650            1,277
Exxon Mobil Corp.                              45,440            3,627
Hess Corp.                                      8,100              435
Occidental Petroleum Corp.                     29,300            1,758
                                                               -------
                                                                 9,253
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

INTEGRATED TELECOMMUNICATION SERVICES--3.9%
AT&T, Inc.                                     80,880          $ 2,305
Verizon Communications, Inc.                   26,900              912
                                                               -------
                                                                 3,217
                                                               -------
LIFE & HEALTH INSURANCE--3.1%
AFLAC, Inc.                                    32,450            1,488
MetLife, Inc.                                  31,650            1,103
                                                               -------
                                                                 2,591
                                                               -------
OIL & GAS EXPLORATION & PRODUCTION--1.2%
Apache Corp.                                    6,000              447
Devon Energy Corp.                              8,850              582
                                                               -------
                                                                 1,029
                                                               -------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Bank of America Corp.                          44,250              623
JPMorgan Chase & Co.                           36,250            1,143
                                                               -------
                                                                 1,766
                                                               -------
PACKAGED FOODS & MEATS--3.6%
Campbell Soup Co.                              17,500              525
Dean Foods Co.(b)                              28,100              505
General Mills, Inc.                            32,600            1,981
                                                               -------
                                                                 3,011
                                                               -------
PHARMACEUTICALS--4.1%
Forest Laboratories, Inc.(b)                   43,500            1,108
Watson Pharmaceuticals, Inc.(b)                85,550            2,273
                                                               -------
                                                                 3,381
                                                               -------
PROPERTY & CASUALTY INSURANCE--1.0%
Berkley (W.R.) Corp.                           26,600              825
                                                               -------
RAILROADS--1.5%
Union Pacific Corp.                            25,750            1,231
                                                               -------
RESTAURANTS--3.3%
McDonald's Corp.                               44,500            2,767
                                                               -------
SEMICONDUCTORS--1.5%
Broadcom Corp. Class A(b)                      73,700            1,251
                                                               -------
SOFT DRINKS--1.0%
Coca-Cola Co. (The)                            17,700              801
                                                               -------
SYSTEMS SOFTWARE--1.3%
Microsoft Corp.                                25,700              500
Red Hat, Inc.(b)                               43,000              568
                                                               -------
                                                                 1,068
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $88,879)                                       75,006
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.9%

DIVERSIFIED METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc.
   (United States)                             20,786              508
                                                               -------

                       See Notes to Financial Statements

                            VIRTUS CORE EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008

($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

IT CONSULTING & OTHER SERVICES--3.1%
Accenture Ltd. Class A (United States)         78,100          $ 2,561
                                                               -------
PHARMACEUTICALS--2.7%
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR (Israel)                      52,250            2,224
                                                               -------
REINSURANCE--0.9%
Arch Capital Group Ltd. (United States)(b)     11,000              771
                                                               -------
STEEL--0.6%
ArcelorMittal (Luxembourg)                     21,000              516
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,847)                                         6,580
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $97,726)                                       81,586
-------------------------------------------------------------------------


                                             SHARES             VALUE
                                           ----------          -------

SHORT-TERM INVESTMENTS--2.4%

MONEY MARKET MUTUAL FUNDS--2.4%
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                            1,964,542          $ 1,965
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,965)                                         1,965
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $99,691)                                       83,551(a)

Other assets and liabilities, net--(0.4)%                         (333)
                                                               -------
NET ASSETS--100.0%                                             $83,218
                                                               =======


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements


                       See Notes to Financial Statements

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

DOMESTIC COMMON STOCKS--98.4%

AEROSPACE & DEFENSE--0.4%
Ceradyne, Inc.(b)                               3,210          $    65
                                                               -------
AGRICULTURAL PRODUCTS--1.0%
Darling International, Inc.(b)                 31,080              171
                                                               -------
APPAREL RETAIL--0.5%
Genesco, Inc.(b)                                5,310               90
                                                               -------
APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
True Religion Apparel, Inc.(b)                  8,320              104
                                                               -------
APPLICATION SOFTWARE--6.0%
ANSYS, Inc.(b)                                  8,870              248
Blackboard, Inc.(b)                             3,580               94
Concur Technologies, Inc.(b)                    9,120              299
FactSet Research Systems, Inc.                  2,580              114
Interactive Intelligence, Inc.                 24,690              158
Taleo Corp. Class A(b)                         12,780              100
                                                               -------
                                                                 1,013
                                                               -------
AUTO PARTS & EQUIPMENT--2.4%
ATC Technology Corp.(b)                        12,060              177
Fuel Systems Solutions, Inc.(b)                 6,880              225
                                                               -------
                                                                   402
                                                               -------
BIOTECHNOLOGY--4.4%
Alkermes, Inc.(b)                               7,230               77
Alnylam Pharmaceuticals, Inc.(b)                5,260              130
Cubist Pharmaceuticals, Inc.(b)                 8,180              198
Emergent Biosolutions, Inc.(b)                  3,990              104
NPS Pharmaceuticals, Inc.(b)                   13,180               82
OSI Pharmaceuticals, Inc.(b)                    3,870              151
                                                               -------
                                                                   742
                                                               -------
CASINOS & GAMING--0.5%
Bally Technologies, Inc.(b)                     3,680               89
                                                               -------
COAL & CONSUMABLE FUELS--0.4%
Alpha Natural Resources, Inc.(b)                4,350               70
                                                               -------
COMMODITY CHEMICALS--1.3%
Koppers Holdings, Inc.                         10,170              220
                                                               -------
COMMUNICATIONS EQUIPMENT--4.0%
Avocent Corp.(b)                               12,100              217
Blue Coat Systems, Inc.(b)                     22,910              192
Polycom, Inc.(b)                                8,130              110
Riverbed Technology, Inc.(b)                   14,030              160
                                                               -------
                                                                   679
                                                               -------
CONSTRUCTION & ENGINEERING--5.3%
EMCOR Group, Inc.(b)                           13,410              301
Furmanite Corp.(b)                             13,620               73
MasTec, Inc.(b)                                13,150              152
Perini Corp.(b)                                11,570              271
Pike Electric Corp.(b)                          7,030               87
                                                               -------
                                                                   884
                                                               -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Wabtec Corp.                                    7,200              286
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
CSG Systems International, Inc.(b)             13,840          $   242
                                                               -------
DIVERSIFIED CHEMICALS--0.3%
LSB Industries, Inc.(b)                         6,850               57
                                                               -------
DIVERSIFIED METALS & MINING--1.2%
Compass Minerals International, Inc.            3,350              197
                                                               -------
DIVERSIFIED SUPPORT SERVICES--0.7%
Comfort Systems USA, Inc.                      10,400              111
                                                               -------
EDUCATION SERVICES--3.0%
DeVry, Inc.                                     5,310              305
thinkorswim Group, Inc.(b)                     34,230              192
                                                               -------
                                                                   497
                                                               -------
ELECTRICAL COMPONENTS & EQUIPMENT--1.9%
GrafTech International Ltd.(b)                 12,640              105
Polypore International, Inc.(b)                 9,540               72
Woodward Governor Co.                           6,020              139
                                                               -------
                                                                   316
                                                               -------
ELECTRONIC MANUFACTURING SERVICES--1.2%
Plexus Corp.(b)                                11,410              193
                                                               -------
ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Waste Connections, Inc.(b)                      2,660               84
                                                               -------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.2%
CF Industries Holdings, Inc.                    1,920               94
Terra Industries, Inc.                          6,290              105
                                                               -------
                                                                   199
                                                               -------
FOOTWEAR--0.4%
Skechers U.S.A., Inc. Class A(b)                5,570               71
                                                               -------
HEALTH CARE EQUIPMENT--1.3%
CryoLife, Inc.(b)                              13,750              133
Masimo Corp.(b)                                 2,770               83
                                                               -------
                                                                   216
                                                               -------
HEALTH CARE FACILITIES--1.7%
AmSurg Corp.(b)                                11,850              277
                                                               -------
HEALTH CARE SERVICES--6.4%
Chemed Corp.                                    7,490              298
Emergency Medical Services Corp. Class A(b)     8,100              297
LHC Group, Inc.(b)                              8,450              304
RehabCare Group, Inc.(b)                        5,890               89
Res-Care, Inc.(b)                               5,220               78
                                                               -------
                                                                 1,066
                                                               -------
HEALTH CARE SUPPLIES--1.9%
Immucor, Inc.(b)                               11,920              317
                                                               -------
HEALTH CARE TECHNOLOGY--2.4%
Omnicell, Inc.(b)                              12,990              159
Phase Forward, Inc.(b)                         19,020              238
                                                               -------
                                                                   397
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

INDUSTRIAL MACHINERY--1.1%
Gardner Denver, Inc.(b)                         8,200          $   191
                                                               -------
INTEGRATED TELECOMMUNICATION SERVICES--2.4%
Cbeyond, Inc.(b)                                7,740              123
NTELOS Holdings Corp.                          11,060              273
                                                               -------
                                                                   396
                                                               -------
INTERNET SOFTWARE & SERVICES--2.7%
SonicWALL, Inc.(b)                             54,450              217
Vocus, Inc.(b)                                 13,020              237
                                                               -------
                                                                   454
                                                               -------
IT CONSULTING & OTHER SERVICES--2.0%
Gartner, Inc.(b)                                9,420              168
Integral Systems, Inc.(b)                      14,090              170
                                                               -------
                                                                   338
                                                               -------
LIFE SCIENCES TOOLS & SERVICES--2.6%
Bruker Corp.(b)                                23,770               96
Kendle International, Inc.(b)                   7,300              188
Life Sciences Research, Inc.(b)                 9,600               90
Medtox Scientific, Inc.(b)                      7,820               64
                                                               -------
                                                                   438
                                                               -------
MANAGED HEALTH CARE--1.6%
Centene Corp.(b)                               13,990              276
                                                               -------
OFFICE SERVICES & SUPPLIES--2.2%
American Reprographics Co.(b)                  24,340              168
Knoll, Inc.                                    13,710              124
Miller (Herman), Inc.                           6,260               81
                                                               -------
                                                                   373
                                                               -------
OIL & GAS DRILLING--1.5%
Atwood Oceanics, Inc.(b)                        7,820              119
Pioneer Drilling Co.(b)                        22,210              124
                                                               -------
                                                                   243
                                                               -------
OIL & GAS EXPLORATION & PRODUCTION--3.6%
Clayton Williams Energy, Inc.(b)                3,180              144
Concho Resources, Inc.(b)                       5,220              119
Gran Tierra Energy, Inc.(b)                    43,530              122
McMoran Exploration Co.(b)                     10,160              100
Vaalco Energy, Inc.(b)                         16,690              124
                                                               -------
                                                                   609
                                                               -------
PACKAGED FOODS & MEATS--1.1%
Flowers Foods, Inc.                             7,660              187
                                                               -------
PAPER PACKAGING--1.7%
Rock-Tenn Co. Class A                           8,400              287
                                                               -------
PHARMACEUTICALS--6.8%
Medicis Pharmaceutical Corp. Class A           15,380              214
Par Pharmaceutical Cos., Inc.(b)                7,730              103
Questcor Pharmaceuticals, Inc.(b)              10,820              101
Valeant Pharmaceuticals International(b)       13,800              316
ViroPharma, Inc.(b)                            21,360              278
VIVUS, Inc.(b)                                 24,820              132
                                                               -------
                                                                 1,144
                                                               -------

                       See Notes to Financial Statements

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008

($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

PROPERTY & CASUALTY INSURANCE--3.6%
Amtrust Financial Services, Inc.               20,840          $   242
Navigators Group, Inc. (The)(b)                 4,600              252
SeaBright Insurance Holdings, Inc.(b)           9,110              107
                                                               -------
                                                                   601
                                                               -------
REGIONAL BANKS--0.5%
UMB Financial Corp.                             1,750               86
                                                               -------
RESEARCH & CONSULTING SERVICES--0.5%
Huron Consulting Group, Inc.(b)                 1,450               83
                                                               -------
RESTAURANTS--1.7%
Chipotle Mexican Grill, Inc. Class A(b)         4,470              277
                                                               -------
SEMICONDUCTOR EQUIPMENT--0.5%
Amkor Technology, Inc.(b)                      39,090               85
                                                               -------
SEMICONDUCTORS--1.6%
Hittite Microwave Corp.(b)                      9,110              268
                                                               -------
SPECIALIZED FINANCE--0.9%
Life Partners Holdings, Inc.                    3,460              151
                                                               -------
SPECIALIZED REITS--1.4%
Nationwide Health Properties, Inc.              8,320              239
                                                               -------
SYSTEMS SOFTWARE--3.3%
Sybase, Inc.(b)                                 3,920               97
Telecommunication Systems, Inc.(b)             24,350              209
Vasco Data Security International, Inc.(b)     24,340              252
                                                               -------
                                                                   558
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

TRADING COMPANIES & DISTRIBUTORS--0.5%
WESCO International, Inc.(b)                    4,780          $    92
                                                               -------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Syniverse Holdings, Inc.(b)                     8,190               97
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $22,245)                                       16,528
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $22,245)                                       16,528
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                              280,064              280
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $280)                                             280
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $22,525)                                       16,808(a)

Other assets and liabilities, net--(0.1)%                          (20)
                                                               -------
NET ASSETS--100.0%                                             $16,788
                                                               =======


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b)  Non-income producing.

                       See Notes to Financial Statements

                 VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--1.7%
Teledyne Technologies, Inc.(b)                 26,870          $ 1,197
                                                               -------
APPAREL RETAIL--1.7%
Christopher & Banks Corp.                      67,425              378
Coldwater Creek, Inc.(b)                      197,800              564
Tween Brands, Inc.(b)                          58,175              251
                                                               -------
                                                                 1,193
                                                               -------
APPAREL, ACCESSORIES & LUXURY GOODS--1.9%
Movado Group, Inc.                             67,250              632
Perry Ellis International, Inc.(b)             42,750              271
Phillips-Van Heusen Corp.                      23,310              469
                                                               -------
                                                                 1,372
                                                               -------
APPLICATION SOFTWARE--3.7%
American Software, Inc. Class A                59,775              281
Mentor Graphics Corp.(b)                       60,325              312
Parametric Technology Corp.(b)                 49,800              630
SPSS, Inc.(b)                                  53,350            1,438
                                                               -------
                                                                 2,661
                                                               -------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Waddell & Reed Financial, Inc. Class A         25,325              392
                                                               -------
AUTO PARTS & EQUIPMENT--0.4%
ATC Technology Corp.(b)                        22,050              323
                                                               -------
BREWERS--0.5%
Boston Beer Co., Inc. (The) Class A(b)         12,375              351
                                                               -------
CASINOS & GAMING--0.5%
Bally Technologies, Inc.(b)                    13,675              329
                                                               -------
COAL & CONSUMABLE FUELS--0.7%
USEC, Inc.(b)                                 112,050              503
                                                               -------
COMMERCIAL PRINTING--0.4%
M & F Worldwide Corp.(b)                       19,625              303
                                                               -------
COMMUNICATIONS EQUIPMENT--2.9%
Arris Group, Inc.(b)                           58,875              468
Blue Coat Systems, Inc.(b)                     65,950              554
Emulex Corp.(b)                                78,400              547
NETGEAR, Inc.(b)                               46,750              534
                                                               -------
                                                                 2,103
                                                               -------
COMPUTER & ELECTRONICS RETAIL--1.3%
Systemax, Inc.                                 84,875              914
                                                               -------
COMPUTER STORAGE & PERIPHERALS--1.2%
Electronics for Imaging, Inc.(b)               91,350              873
                                                               -------
CONSTRUCTION & ENGINEERING--3.6%
Layne Christensen Co.(b)                       59,800            1,436
Perini Corp.(b)                                49,200            1,150
                                                               -------
                                                                 2,586
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

CONSUMER FINANCE--0.9%
Cash America International, Inc.               10,300          $   282
EZCORP, Inc. Class A(b)                        26,200              398
                                                               -------
                                                                   680
                                                               -------
DATA PROCESSING & OUTSOURCED SERVICES--1.8%
CSG Systems International, Inc.(b)             59,075            1,032
TeleTech Holdings, Inc.(b)                     32,650              273
                                                               -------
                                                                 1,305
                                                               -------
DIVERSIFIED SUPPORT SERVICES--0.8%
Comfort Systems USA, Inc.                      51,900              553
                                                               -------
EDUCATION SERVICES--1.3%
Learning Tree International, Inc.(b)          105,800              901
                                                               -------
ELECTRONIC MANUFACTURING SERVICES--2.3%
Methode Electronics, Inc.                      70,200              473
Plexus Corp.(b)                                68,775            1,166
                                                               -------
                                                                 1,639
                                                               -------
FOOD DISTRIBUTORS--1.1%
Spartan Stores, Inc.                           32,900              765
                                                               -------
FOOD RETAIL--2.8%
Casey's General Stores, Inc.                   22,150              504
Ingles Markets, Inc. Class A                   22,800              401
Pantry, Inc.,  (The)(b)                        51,830            1,112
                                                               -------
                                                                 2,017
                                                               -------
GAS UTILITIES--1.0%
Nicor, Inc.                                    20,925              727
                                                               -------
HEALTH CARE EQUIPMENT--2.1%
SonoSite, Inc.(b)                              29,500              563
STERIS Corp.                                   22,775              544
Zoll Medical Corp.(b)                          19,800              374
                                                               -------
                                                                 1,481
                                                               -------
HEALTH CARE FACILITIES--2.6%
AmSurg Corp.(b)                                36,525              852
Hanger Orthopedic Group, Inc.(b)               67,125              974
                                                               -------
                                                                 1,826
                                                               -------
HEALTH CARE SERVICES--1.5%
Inventiv Health, Inc.(b)                       90,015            1,039
                                                               -------
HOUSEWARES & SPECIALTIES--1.0%
Tupperware Brands Corp.                        30,150              684
                                                               -------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.8%
On Assignment, Inc.(b)                         99,075              562
                                                               -------
INDUSTRIAL MACHINERY--4.8%
Ampco-Pittsburgh Corp.                         34,240              743
EnPro Industries, Inc.(b)                      56,375            1,214
Gardner Denver, Inc.(b)                        35,390              826
Robbins & Myers, Inc.                          40,350              653
                                                               -------
                                                                 3,436
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

INSURANCE BROKERS--0.9%
Crawford & Co. Class B(b)                      42,100          $   612
                                                               -------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Cincinnati Bell, Inc.(b)                      309,275              597
                                                               -------
INTERNET SOFTWARE & SERVICES--2.8%
Digital River, Inc.(b)                         32,370              803
j2 Global Communications, Inc.(b)              58,515            1,172
                                                               -------
                                                                 1,975
                                                               -------
INVESTMENT BANKING & BROKERAGE--1.6%
SWS Group, Inc.                                61,525            1,166
                                                               -------
LIFE SCIENCES TOOLS & SERVICES--2.6%
Kendle International, Inc.(b)                  43,750            1,125
Life Sciences Research, Inc.(b)                37,100              349
Parexel International Corp.(b)                 41,225              400
                                                               -------
                                                                 1,874
                                                               -------
MANAGED HEALTH CARE--3.3%
AMERIGROUP Corp.(b)                            56,675            1,673
Molina Healthcare, Inc.(b)                     37,925              668
                                                               -------
                                                                 2,341
                                                               -------
METAL & GLASS CONTAINERS--0.8%
Greif, Inc. Class A                            17,075              571
                                                               -------
MULTI-SECTOR HOLDINGS--0.7%
Compass Diversified Trust                      41,600              468
                                                               -------
OFFICE REITS--0.5%
Brandywine Realty Trust                        43,425              335
                                                               -------
OIL & GAS DRILLING--0.8%
Parker Drilling Co.(b)                        141,095              409
Precision Drilling Trust                       23,033              193
                                                               -------
                                                                   602
                                                               -------
OIL & GAS EQUIPMENT & SERVICES--1.4%
Dawson Geophysical Co.(b)                      27,600              492
Gulfmark Offshore, Inc.(b)                      9,125              217
Matrix Service Co.(b)                          42,700              327
                                                               -------
                                                                 1,036
                                                               -------
OIL & GAS EXPLORATION & PRODUCTION--2.4%
Clayton Williams Energy, Inc.(b)                8,600              391
Comstock Resources, Inc.(b)                     7,625              360
Encore Acquisition Co.(b)                      18,100              462
GeoResources, Inc.(b)                          30,075              262
Stone Energy Corp.(b)                          21,525              237
                                                               -------
                                                                 1,712
                                                               -------
PACKAGED FOODS & MEATS--1.9%
Cal-Maine Foods, Inc.                          47,825            1,373
                                                               -------
PAPER PACKAGING--0.8%
Rock-Tenn Co. Class A                          15,775              539
                                                               -------
PAPER PRODUCTS--0.4%
Buckeye Technologies, Inc.(b)                  85,140              310
                                                               -------

                       See Notes to Financial Statements

                 VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

PHARMACEUTICALS--4.9%
KV Pharmaceutical Co. Class A(b)               36,200          $   104
Medicis Pharmaceutical Corp. Class A           27,750              386
Noven Pharmaceuticals, Inc.(b)                 29,800              328
Par Pharmaceutical Cos., Inc.(b)               70,200              941
Salix Pharmaceuticals Ltd.(b)                 122,050            1,078
ViroPharma, Inc.(b)                            27,825              362
VIVUS, Inc.(b)                                 51,250              273
                                                               -------
                                                                 3,472
                                                               -------
PROPERTY & CASUALTY INSURANCE--2.5%
Meadowbrook Insurance Group, Inc.              98,900              637
RLI Corp.                                      18,250            1,116
                                                               -------
                                                                 1,753
                                                               -------
REAL ESTATE SERVICES--1.1%
Jones Lang LaSalle, Inc.                       29,325              812
                                                               -------
REGIONAL BANKS--7.3%
First Citizens BancShares, Inc. Class A         4,495              687
Glacier Bancorp, Inc.                          37,825              719
NBT Bancorp, Inc.                              24,875              696
Prosperity Bancshares, Inc.                    30,850              913
Tompkins Financial Corp.                       14,000              811
UMB Financial Corp.                            29,025            1,426
                                                               -------
                                                                 5,252
                                                               -------
RESEARCH & CONSULTING SERVICES--1.4%
CRA International, Inc.(b)                     36,925              994
                                                               -------
RESIDENTIAL REITS--1.8%
Mid-America Apartment Communities, Inc.        34,150            1,269
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

RESTAURANTS--0.6%
California Pizza Kitchen, Inc.(b)              41,100          $   441
                                                               -------
SECURITY & ALARM SERVICES--1.0%
GeoEye, Inc.(b)                                37,800              727
                                                               -------
SEMICONDUCTOR EQUIPMENT--2.3%
Advanced Energy Industries, Inc.(b)            66,785              665
Amkor Technology, Inc.(b)                     190,950              416
Cabot Microelectronics Corp.(b)                10,825              282
FormFactor, Inc.(b)                            20,835              304
                                                               -------
                                                                 1,667
                                                               -------
SEMICONDUCTORS--1.8%
Pericom Semiconductor Corp.(b)                 65,625              360
Silicon Image, Inc.(b)                        218,575              918
                                                               -------
                                                                 1,278
                                                               -------
SPECIALIZED REITS--1.5%
Senior Housing Properties Trust                59,450            1,065
                                                               -------
SPECIALTY CHEMICALS--0.8%
OM Group, Inc.(b)                              27,680              584
                                                               -------
STEEL--1.5%
Olympic Steel, Inc.                            32,750              667
Schnitzer Steel Industries, Inc. Class A       11,200              422
                                                               -------
                                                                 1,089
                                                               -------
TRUCKING--0.7%
Marten Transport Ltd.(b)                       26,450              502
                                                               -------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
USA Mobility, Inc.(b)                          44,875              519
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $103,950)                                      69,650
-------------------------------------------------------------------------


                                             SHARES             VALUE
                                           ----------          -------

FOREIGN COMMON STOCKS--1.8%

PROPERTY & CASUALTY INSURANCE--1.8%
Argo Group International Holdings Ltd.
   (United States)(b)                          37,120          $ 1,259
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,629)                                         1,259
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $105,579)                                      70,909
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                              707,946              708
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $708)                                             708
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $106,287)                                      71,617(a)

Other assets and liabilities, net--(0.2)%                         (115)
                                                               -------
NET ASSETS--100.0%                                             $71,502
                                                               =======


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b)  Non-income producing.


                       See Notes to Financial Statements

                    VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008

($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

DOMESTIC COMMON STOCKS--95.3%

AIR FREIGHT & LOGISTICS--0.5%
Pacer International, Inc.                      32,700          $   341
                                                               -------
APPAREL RETAIL--3.0%
Cato Corp. (The) Class A                       50,000              755
Genesco, Inc.(b)                               26,300              445
Hot Topic, Inc.(b)                             74,700              692
New York & Co., Inc.(b)                        38,800               90
                                                               -------
                                                                 1,982
                                                               -------
APPAREL, ACCESSORIES & LUXURY GOODS--2.6%
Columbia Sportswear Co.                         8,800              311
Maidenform Brands, Inc.(b)                     64,400              654
Movado Group, Inc.                             37,100              348
UniFirst Corp.                                 15,250              453
                                                               -------
                                                                 1,766
                                                               -------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Calamos Asset Management, Inc. Class A         41,400              306
                                                               -------
BROADCASTING--0.4%
Sinclair Broadcast Group, Inc. Class A         87,950              273
                                                               -------
BUILDING PRODUCTS--0.6%
Gibraltar Industries, Inc.                     34,500              412
                                                               -------
COMMERCIAL PRINTING--0.4%
Deluxe Corp.                                   19,000              284
                                                               -------
COMMUNICATIONS EQUIPMENT--0.7%
Emulex Corp.(b)                                63,400              443
                                                               -------
COMPUTER STORAGE & PERIPHERALS--1.5%
QLogic Corp.(b)                                76,700            1,031
                                                               -------
CONSTRUCTION & ENGINEERING--2.1%
EMCOR Group, Inc.(b)                           21,700              487
Pike Electric Corp.(b)                         74,200              912
                                                               -------
                                                                 1,399
                                                               -------
CONSUMER FINANCE--1.5%
Cash America International, Inc.               21,100              577
Nelnet, Inc. Class A                           32,000              459
                                                               -------
                                                                 1,036
                                                               -------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
CSG Systems International, Inc.(b)             32,600              569
                                                               -------
DIVERSIFIED REITS--1.4%
PS Business Parks, Inc.                        20,850              931
                                                               -------
DIVERSIFIED SUPPORT SERVICES--0.8%
Comfort Systems USA, Inc.                      47,800              510
                                                               -------
ELECTRIC UTILITIES--4.5%
El Paso Electric Co.(b)                        55,000              995
Portland General Electric Co.                  57,400            1,117
Unisource Energy Corp.                         29,700              872
                                                               -------
                                                                 2,984
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
Smith (A.O.) Corp.                             31,000          $   915
                                                               -------
ELECTRONIC COMPONENTS--1.0%
Rogers Corp.(b)                                12,400              345
Vishay Intertechnology, Inc.(b)                96,000              328
                                                               -------
                                                                   673
                                                               -------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Coherent, Inc.(b)                              22,600              485
                                                               -------
ELECTRONIC MANUFACTURING SERVICES--0.7%
Methode Electronics, Inc.                      70,650              476
                                                               -------
ENVIRONMENTAL & FACILITIES SERVICES--1.1%
Casella Waste Systems, Inc. Class A(b)         33,600              137
Waste Connections, Inc.(b)                     18,500              584
                                                               -------
                                                                   721
                                                               -------
FOOTWEAR--0.5%
Timberland Co. (The) Class A(b)                27,200              314
                                                               -------
GAS UTILITIES--1.8%
Southwest Gas Corp.                            47,750            1,204
                                                               -------
HEALTH CARE EQUIPMENT--1.6%
CONMED Corp.(b)                                28,150              674
STERIS Corp.                                   15,600              373
                                                               -------
                                                                 1,047
                                                               -------
HEALTH CARE FACILITIES--1.3%
AmSurg Corp.(b)                                24,950              582
MedCath Corp.(b)                               27,450              287
                                                               -------
                                                                   869
                                                               -------
HEALTH CARE SERVICES--4.4%
Alliance Imaging, Inc.(b)                     116,800              931
Emergency Medical Services Corp. Class A(b)    27,800            1,018
IPC (The) Hospitalist Co., Inc.(b)             25,400              427
RehabCare Group, Inc.(b)                       37,700              572
                                                               -------
                                                                 2,948
                                                               -------
HOMEFURNISHING RETAIL--1.1%
Rent-A-Center, Inc.(b)                         41,000              724
                                                               -------
HOUSEHOLD APPLIANCES--1.0%
Helen of Troy Ltd.(b)                          38,800              674
                                                               -------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.0%
Kforce, Inc.(b)                                60,300              463
MPS Group, Inc.(b)                             31,800              240
                                                               -------
                                                                   703
                                                               -------
HYPERMARKETS & SUPER CENTERS--1.6%
BJ's Wholesale Club, Inc.(b)                   31,700            1,086
                                                               -------
INDUSTRIAL CONGLOMERATES--1.6%
Tredegar Corp.                                 57,150            1,039
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

INDUSTRIAL MACHINERY--2.4%
EnPro Industries, Inc.(b)                      31,000          $   668
John Bean Technologies Corp.                   53,500              437
Lydall, Inc.(b)                                32,600              187
Watts Water Technologies, Inc. Class A         12,800              320
                                                               -------
                                                                 1,612
                                                               -------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Cincinnati Bell, Inc.(b)                       97,850              189
NTELOS Holdings Corp.                          22,050              544
                                                               -------
                                                                   733
                                                               -------
IT CONSULTING & OTHER SERVICES--3.5%
Acxiom Corp.                                  110,000              892
CIBER, Inc.(b)                                 65,900              317
SAIC, Inc.(b)                                  56,600            1,103
                                                               -------
                                                                 2,312
                                                               -------
LEISURE PRODUCTS--0.4%
Callaway Golf Co.                              31,700              294
                                                               -------
MULTI-LINE INSURANCE--0.5%
Horace Mann Educators Corp.                    38,300              352
                                                               -------
OFFICE REITS--1.5%
Highwoods Properties, Inc.                     23,200              635
Kilroy Realty Corp.                            11,100              371
                                                               -------
                                                                 1,006
                                                               -------
OFFICE SERVICES & SUPPLIES--1.1%
Brady Corp. Class A                            13,100              314
Knoll, Inc.                                    50,150              452
                                                               -------
                                                                   766
                                                               -------
OIL & GAS DRILLING--0.3%
Precision Drilling Trust                       21,680              182
                                                               -------
OIL & GAS EQUIPMENT & SERVICES--2.2%
Basic Energy Services, Inc.(b)                 21,000              274
Key Energy Services, Inc.(b)                   81,300              358
Matrix Service Co.(b)                          54,400              417
SEACOR Holdings, Inc.(b)                        6,400              427
                                                               -------
                                                                 1,476
                                                               -------
OIL & GAS EXPLORATION & PRODUCTION--0.8%
Rosetta Resources, Inc.(b)                     41,000              290
W&T Offshore, Inc.                             17,100              245
                                                               -------
                                                                   535
                                                               -------
PAPER PACKAGING--1.7%
Rock-Tenn Co. Class A                          32,450            1,109
                                                               -------
PAPER PRODUCTS--1.4%
Buckeye Technologies, Inc.(b)                 110,600              403
Clearwater Paper Corp.(b)                       2,914               24
Wausau Paper Corp.                             47,100              539
                                                               -------
                                                                   966
                                                               -------

                       See Notes to Financial Statements

                    VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008

($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

PROPERTY & CASUALTY INSURANCE--6.3%
Amerisafe, Inc.(b)                             32,200          $   661
Harleysville Group, Inc.                       13,000              452
Navigators Group, Inc. (The)(b)                20,850            1,145
ProAssurance Corp.(b)                           8,800              464
SeaBright Insurance Holdings, Inc.(b)          26,950              316
Selective Insurance Group, Inc.                34,600              793
United Fire & Casualty Co.                     11,900              370
                                                               -------
                                                                 4,201
                                                               -------
PUBLISHING--0.7%
Scholastic Corp.                               34,000              462
                                                               -------
REGIONAL BANKS--12.4%
BancFirst Corp.                                18,900            1,000
City Holding Co.                               24,600              856
Community Trust Bancorp, Inc.                  37,100            1,363
FNB Corp.                                      23,500              310
MB Financial, Inc.                             12,400              347
NBT Bancorp, Inc.                              42,900            1,199
Prosperity Bancshares, Inc.                    20,800              615
Renasant Corp.                                 24,900              424
Simmons First National Corp. Class A           25,001              737
Southside Bancshares, Inc.                     11,800              277
UMB Financial Corp.                            18,250              897
Webster Financial Corp.                        16,800              232
                                                               -------
                                                                 8,257
                                                               -------
REINSURANCE--2.1%
Platinum Underwriters Holdings Ltd.            38,500            1,389
                                                               -------
RESIDENTIAL REITS--1.4%
Associated Estates Realty Corp.                29,400              268
Home Properties, Inc.                          15,800              642
                                                               -------
                                                                   910
                                                               -------
RETAIL REITS--0.2%
Ramco-Gershenson Properties Trust              24,650              152
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

SEMICONDUCTOR EQUIPMENT--0.3%
MKS Instruments, Inc.(b)                       15,200          $   225
                                                               -------
SEMICONDUCTORS--0.6%
IXYS Corp.(b)                                  46,000              380
                                                               -------
SOFT DRINKS--0.5%
Coca-Cola Bottling Co. Consolidated             6,950              319
                                                               -------
SPECIALIZED FINANCE--0.6%
PHH Corp.(b)                                   33,800              430
                                                               -------
SPECIALIZED REITS--1.3%
Nationwide Health Properties, Inc.             15,500              445
Potlatch Corp.                                 10,200              266
Sunstone Hotel Investors, Inc.                 26,700              165
                                                               -------
                                                                   876
                                                               -------
SPECIALTY CHEMICALS--2.6%
Minerals Technologies, Inc.                    17,900              732
Rockwood Holdings, Inc.(b)                     46,000              497
Schulman (A.), Inc.                            31,100              529
                                                               -------
                                                                 1,758
                                                               -------
SPECIALTY STORES--0.4%
Barnes & Noble, Inc.                           16,700              250
                                                               -------
THRIFTS & MORTGAGE FINANCE--2.9%
First Niagara Financial Group, Inc.            41,700              674
Provident Financial Services, Inc.             26,500              406
Provident New York Bancorp                     22,600              280
WSFS Financial Corp.                           11,500              552
                                                               -------
                                                                 1,912
                                                               -------
TRADING COMPANIES & DISTRIBUTORS--0.9%
H&E Equipment Services, Inc.(b)                75,800              584
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

TRUCKING--2.1%
Old Dominion Freight Line, Inc.(b)             15,600          $   444
Werner Enterprises, Inc.                       55,300              959
                                                               -------
                                                                 1,403
                                                               -------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Syniverse Holdings, Inc.(b)                    57,000              681
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $83,758)                                       63,677
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--2.2%

PROPERTY & CASUALTY INSURANCE--1.9%
Aspen Insurance Holdings Ltd. (Bermuda)        51,750            1,255
                                                               -------
SPECIALTY CHEMICALS--0.3%
Innospec, Inc. (United Kingdom)                38,500              227
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,284)                                         1,482
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $86,042)                                       65,159
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.5%

MONEY MARKET MUTUAL FUNDS--2.5%
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                            1,650,139            1,650
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,650)                                         1,650
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $87,692)                                       66,809(a)

Other assets and liabilities, net--0.0%                              4
                                                               -------
NET ASSETS--100.0%                                             $66,813
                                                               =======


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                       See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

FOREIGN COMMON STOCKS(i)--92.1%

BRAZIL--20.9%
Banco Bradesco SA Sponsored ADR
   (Diversified Banks)                        132,450          $ 1,307
Banco Itau Holding Financeira SA ADR
   (Diversified Banks)                        207,085            2,402
Companhia de Bebidas das Americas ADR
   (Brewers)                                   43,500            1,928
Companhia de Saneamento de Minas Gerais
   (Water Utilities)                          116,082              936
Companhia Energetica de Minas Gerais
   (Electric Utilities)                       133,403            1,817
Itausa Investimentos SA
   (Industrial Conglomerates)                 441,967            1,518
NET Servicos de Comunicacao SA
   (Cable & Satellite)(b)                      92,391              527
Petroleo Brasileiro SA ADR
   (Integrated Oil & Gas)                      73,212            1,793
Petroleo Brasileiro SA Sponsored ADR
   (Integrated Oil & Gas)                      28,800              588
Redecard SA (Consumer Finance)                 32,116              354
Souza Cruz SA (Tobacco)                       137,126            2,593
                                                               -------
                                                                15,763
                                                               -------
CHILE--1.8%
Banco Santander Chile SA
   (Diversified Banks)                      4,064,400              131
Banco Santander Chile SA ADR
   (Diversified Banks)                         33,800            1,184
                                                               -------
                                                                 1,315
                                                               -------
CHINA--6.6%
China Mobile Ltd. (Wireless
   Telecommunication Services)                201,856            2,048
China Mobile Ltd. Sponsored ADR
   (Wireless Telecommunication Services)        3,900              199
CNOOC Ltd. (Oil & Gas Exploration &
   Production)                              1,486,846            1,414
CNOOC Ltd. ADR (Oil & Gas Exploration &
   Production)                                  3,189              304
Xinao Gas Holdings Ltd.
   (Gas Utilities)                            910,765              966
                                                               -------
                                                                 4,931
                                                               -------
HONG KONG--4.5%
CLP Holdings Ltd. (Electric Utilities)         78,200              531
Hang Seng Bank Ltd. (Diversified Banks)        53,400              705
HongKong Electric Holdings Ltd.
   (Electric Utilities)                       344,212            1,938


                                             SHARES             VALUE
                                           ----------          -------

HONG KONG--CONTINUED
Peace Mark Holdings Ltd. (Apparel,
   Accessories & Luxury Goods)                464,100          $    90
Television Broadcasts Ltd. (Broadcasting)      36,900              121
                                                               -------
                                                                 3,385
                                                               -------
INDIA--22.8%
Axis Bank Ltd. (Regional Banks)                51,272              532
Bharat Heavy Electricals Ltd.
   (Electrical Components & Equipment)         26,856              755
Bharti Airtel Ltd. (Wireless
   Telecommunication Services)(b)             180,641            2,663
Cipla, Ltd. (Pharmaceuticals)                  99,217              382
Colgate Palmolive India Ltd.
   (Personal Products)                         85,400              714
HDFC Bank Ltd. (Diversified Banks)             68,512            1,416
HDFC Bank Ltd. ADR (Diversified Banks)         10,700              764
Hindustan Unilever Ltd. (Personal Products)   345,975            1,789
Housing Development Finance Corp.
   (Consumer Finance)                          71,095            2,176
ITC Ltd. (Tobacco)                            503,607            1,781
Jain Irrigation Systems Ltd.
   (Construction & Farm Machinery &
   Heavy Trucks)                               65,242              467
Jammu & Kashmir Bank Ltd. (Regional Banks)     39,465              289
Nestle India Ltd. (Packaged Foods & Meats)     46,191            1,384
Sun Pharmaceutical Industries Ltd.
   (Pharmaceuticals)                           30,199              664
United Breweries Holdings Ltd. (Brewers)       67,056              151
United Spirits Ltd. (Brewers)                  68,461            1,252
                                                               -------
                                                                17,179
                                                               -------
INDONESIA--1.9%
PT Telekomunikasi Indonesia Tbk
   (Integrated Telecommunication Services)  1,683,639            1,076
PT Unilever Indonesia Tbk (Personal
   Products)                                  487,200              353
                                                               -------
                                                                 1,429
                                                               -------
LUXEMBOURG--0.1%
Reinet Investments SCA SA-DR
   (Asset Management & Custody Banks)(b)       41,392               43
                                                               -------
MALAYSIA--4.1%
British American Tobacco Bhd (Tobacco)         17,300              223
Genting Bhd (Casinos & Gaming)                538,600              579


                                             SHARES             VALUE
                                           ----------          -------

MALAYSIA--CONTINUED
Public Bank Bhd (Regional Banks)              418,000          $ 1,071
Tanjong plc (Casinos & Gaming)                323,800            1,249
                                                               -------
                                                                 3,122
                                                               -------
MEXICO--8.1%
America Movil S.A.B. de C.V. ADR Series L
   (Wireless Telecommunication Services)       49,161            1,524
Coca-Cola Femsa S.A.B. de C.V. Sponsored
   ADR (Soft Drinks)                           18,535              806
Fomento Economico Mexicano S.A.B. de C.V.
   Sponsored ADR (Soft Drinks)                 50,743            1,529
Grupo Televisa SA Sponsored ADR
   (Broadcasting)                              47,737              713
Kimberly-Clark de Mexico S.A. de C.V.
   Class A (Personal Products)                235,240              781
Wal-Mart de Mexico S.A. de C.V. (General
   Merchandise Stores)                        269,300              720
                                                               -------
                                                                 6,073
                                                               -------
PHILIPPINES--0.3%
Philippine Long Distance Telephone Co.
   Sponsored ADR (Integrated
   Telecommunication Services)                  5,000              235
                                                               -------
SOUTH AFRICA--4.7%
MTN Group Ltd. (Wireless Telecommunication
   Services)                                  141,014            1,663
Sasol Ltd. (Integrated Oil & Gas)              61,469            1,869
                                                               -------
                                                                 3,532
                                                               -------
SOUTH KOREA--8.5%
Amorepacific Corp. (Personal Products)(b)       1,243              650
KT&G Corp. (Tobacco)(b)                        38,349            2,426
S1 Corp. (Security & Alarm Services)(b)        48,325            2,089
Yuhan Corp. (Pharmaceuticals)(b)                7,048            1,237
                                                               -------
                                                                 6,402
                                                               -------
TAIWAN--1.1%
Taiwan Secom Co. Ltd. (Diversified Support
   Services)                                  248,000              361
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (Semiconductors)                      331,624              452
                                                               -------
                                                                   813
                                                               -------

                       See Notes to Financial Statements

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

THAILAND--3.9%
PTT Exploration & Production PCL
   (Oil & Gas Exploration & Production)       853,900          $ 2,630
Thai Beverage PCL (Brewers)                 2,419,500              328
                                                               -------
                                                                 2,958
                                                               -------
TURKEY--0.0%
Haci Omer Sabanci Holding A.S.
   (Multi-Sector Holdings)                          3               --(f)
                                                               -------
UNITED KINGDOM--2.8%
British American Tobacco plc (Tobacco)         24,095              639
British American Tobacco plc (Tobacco)         57,325            1,496
                                                               -------
                                                                 2,135
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $91,376)                                       69,315
-------------------------------------------------------------------------

                                              PAR
                                             VALUE
                                             (000)
                                           ----------

FOREIGN CONVERTIBLE BONDS(i)--0.1%

BRAZIL--0.1%
Companhia de Saneamento de Minas
   Gerais 144A
   8.550%, 6/1/13(c)(d)(g)(h)                      $1(e)            38
-------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $42)                                               38
-------------------------------------------------------------------------


                                             SHARES             VALUE
                                           ----------          -------

FOREIGN PREFERRED STOCKS(i)--2.4%

BRAZIL--2.4%
AES Tiete SA Pfd. 13.870% (Independent
   Power Producers & Energy Traders)          161,201            1,026
Eletropaulo Metropolitana de Sao Paulo
   SA Series B Pfd. 8.420% (Electric
   Utilities)                                  72,034              788
-------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $2,124)                                         1,814
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.6%
(IDENTIFIED COST $93,542)                                       71,167
-------------------------------------------------------------------------

TOTAL INVESTMENTS--94.6%
(IDENTIFIED COST $93,542)                                       71,167(a)

Other assets and liabilities, net--5.4%                          4,120
                                                               -------
NET ASSETS--100.0%                                             $75,287
                                                               =======


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b)  Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $38 or 0.1% of net assets.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents Brazilian Real (reported in thousands).
(f)  Amounts are less than $500 (not reported in thousands).
(g) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $38 or 0.1% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, this security amounted to a value of $38 or 0.1% of net assets.
(i) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                       See Notes to Financial Statements

                               VIRTUS INDEX FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

DOMESTIC COMMON STOCKS--95.2%

ADVERTISING--0.1%
Interpublic Group of Cos., Inc. (The)(b)        1,310          $     5
Omnicom Group, Inc.                               850               23
                                                               -------
                                                                    28
                                                               -------
AEROSPACE & DEFENSE--2.7%
Boeing Co. (The)                                2,010               86
General Dynamics Corp.                          1,070               62
Goodrich Corp.                                    340               13
Honeywell International, Inc.                   1,990               65
L-3 Communications Holdings, Inc.                 330               24
Lockheed Martin Corp.                             910               76
Northrop Grumman Corp.                            900               40
Precision Castparts Corp.                         380               23
Raytheon Co.                                    1,140               58
Rockwell Collins, Inc.                            430               17
United Technologies Corp.                       2,610              140
                                                               -------
                                                                   604
                                                               -------
AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                      1,760               51
                                                               -------
AIR FREIGHT & LOGISTICS--1.1%
Expeditors International of Washington, Inc       580               19
FedEx Corp.                                       850               55
Robinson (C.H.) Worldwide, Inc.                   460               25
United Parcel Service, Inc. Class B             2,730              151
                                                               -------
                                                                   250
                                                               -------
AIRLINES--0.1%
Southwest Airlines Co.                          2,030               18
                                                               -------
ALUMINUM--0.1%
Alcoa, Inc.                                     2,200               25
                                                               -------
APPAREL RETAIL--0.2%
Abercrombie & Fitch Co. Class A                   240                6
Gap, Inc. (The)                                 1,280               17
Limited Brands, Inc.                              740                7
TJX Cos., Inc. (The)                            1,140               24
                                                               -------
                                                                    54
                                                               -------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(b)                                    900               19
Jones Apparel Group, Inc.                         230                1
Polo Ralph Lauren Corp.                           150                7
VF Corp.                                          240               13
                                                               -------
                                                                    40
                                                               -------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                          1,460               31
Autodesk, Inc.(b)                                 620               12
Citrix Systems, Inc.(b)                           500               12
Compuware Corp.(b)                                680                5
Intuit, Inc.(b)                                   880               21
salesforce.com, Inc.(b)                           290                9
                                                               -------
                                                                    90
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
American Capital Ltd.                             570          $     2
Ameriprise Financial, Inc.                        590               14
Bank of New York Mellon Corp. (The)             3,150               89
Federated Investors, Inc. Class B                 240                4
Franklin Resources, Inc.                          410               26
Invesco Ltd.                                    1,060               15
Janus Capital Group, Inc.                         430                3
Legg Mason, Inc.                                  390                9
Northern Trust Corp.                              610               32
State Street Corp.                              1,190               47
T. Rowe Price Group, Inc.                         710               25
                                                               -------
                                                                   266
                                                               -------
AUTO PARTS & EQUIPMENT--0.1%
Johnson Controls, Inc.                          1,630               30
                                                               -------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.(b)                               6,550               15
General Motors Corp.                            1,670                5
                                                               -------
                                                                    20
                                                               -------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                               300                3
AutoZone, Inc.(b)                                 100               14
                                                               -------
                                                                    17
                                                               -------
BIOTECHNOLOGY--2.1%
Amgen, Inc.(b)                                  2,910              168
Biogen Idec, Inc.(b)                              800               38
Celgene Corp.(b)                                1,260               70
Cephalon, Inc.(b)                                 190               14
Genzyme Corp.(b)                                  740               49
Gilead Sciences, Inc.(b)                        2,520              129
                                                               -------
                                                                   468
                                                               -------
BREWERS--0.1%
Molson Coors Brewing Co. Class B                  410               20
                                                               -------
BROADCASTING--0.1%
CBS Corp. Class B                               1,870               15
                                                               -------
BUILDING PRODUCTS--0.0%
Masco Corp.                                       990               11
                                                               -------
CABLE & SATELLITE--0.8%
Comcast Corp. Class A                           7,900              133
DIRECTV Group, Inc. (The)(b)                    1,500               34
Scripps Networks Interactive, Inc. Class A        250                6
                                                               -------
                                                                   173
                                                               -------
CASINOS & GAMING--0.1%
International Game Technology                     810               10
Wynn Resorts Ltd.(b)                              170                7
                                                               -------
                                                                    17
                                                               -------
COAL & CONSUMABLE FUELS--0.1%
Consol Energy, Inc.                               500               14
Massey Energy Co.                                 235                3
Peabody Energy Corp.                              730               17
                                                               -------
                                                                    34
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

COMMERCIAL PRINTING--0.0%
Donnelley (R.R.) & Sons Co.                       560          $     8
                                                               -------
COMMUNICATIONS EQUIPMENT--2.4%
Ciena Corp.(b)                                    250                2
Cisco Systems, Inc.(b)                         16,060              262
Corning, Inc.                                   4,260               41
Harris Corp.                                      370               14
JDS Uniphase Corp.(b)                             607                2
Juniper Networks, Inc.(b)                       1,450               25
Motorola, Inc.                                  6,220               27
QUALCOMM, Inc.                                  4,540              163
Tellabs, Inc.(b)                                1,090                4
                                                               -------
                                                                   540
                                                               -------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                930               26
GameStop Corp. Class A(b)                         450               10
RadioShack Corp.                                  340                4
                                                               -------
                                                                    40
                                                               -------
COMPUTER HARDWARE--3.7%
Apple, Inc.(b)                                  2,440              208
Dell, Inc.(b)                                   4,750               49
Hewlett-Packard Co.                             6,720              244
International Business Machines Corp.           3,690              310
Sun Microsystems, Inc.(b)                       2,030                8
Teradata Corp.(b)                                 480                7
                                                               -------
                                                                   826
                                                               -------
COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(b)                                    5,600               58
Lexmark International, Inc. Class A(b)            220                6
NetApp, Inc.(b)                                   910               13
QLogic Corp.(b)                                   350                5
SanDisk Corp.(b)                                  620                6
                                                               -------
                                                                    88
                                                               -------
CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                       500               23
Jacobs Engineering Group, Inc.(b)                 340               16
                                                               -------
                                                                    39
                                                               -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
Caterpillar, Inc.                               1,650               74
Cummins, Inc.                                     550               15
Deere & Co.                                     1,170               45
Manitowoc Co., Inc. (The)                         360                3
PACCAR, Inc.                                      990               28
                                                               -------
                                                                   165
                                                               -------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                              300               21
                                                               -------
CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.             160                3
                                                               -------
CONSUMER FINANCE--0.5%
American Express Co.                            3,180               59
Capital One Financial Corp.                     1,076               34


                       See Notes to Financial Statements

                               VIRTUS INDEX FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

CONSUMER FINANCE--CONTINUED
Discover Financial Services                     1,320          $    13
SLM Corp.(b)                                    1,280               11
                                                               -------
                                                                   117
                                                               -------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Affiliated Computer Services, Inc.
   Class A(b)                                     270               12
Automatic Data Processing, Inc.                 1,390               55
Computer Sciences Corp.(b)                        420               15
Convergys Corp.(b)                                330                2
Fidelity National Information
   Services, Inc.                                 520                8
Fiserv, Inc.(b)                                   440               16
Lender Processing Services, Inc.                  350               10
MasterCard, Inc. Class A                          200               29
Paychex, Inc.                                     880               23
Total System Services, Inc.                       535                8
Western Union Co. (The)                         1,960               28
                                                               -------
                                                                   206
                                                               -------
DEPARTMENT STORES--0.3%
Kohl's Corp.(b)                                   840               30
Macy's, Inc.                                    1,150               12
Nordstrom, Inc.                                   440                6
Penney (J.C.) Co., Inc.                           610               12
Sears Holdings Corp.(b)                           150                6
                                                               -------
                                                                    66
                                                               -------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                        265               14
Constellation Brands, Inc. Class A(b)             530                8
                                                               -------
                                                                    22
                                                               -------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                 440               17
                                                               -------
DIVERSIFIED BANKS--2.1%
Comerica, Inc.                                    410                8
U.S. Bancorp                                    4,810              120
Wachovia Corp.                                  5,930               33
Wells Fargo & Co.                              10,400              307
                                                               -------
                                                                   468
                                                               -------
DIVERSIFIED CHEMICALS--0.6%
Dow Chemical Co. (The)                          2,530               38
Du Pont (E.I.) de Nemours & Co.                 2,480               63
Eastman Chemical Co.                              200                6
PPG Industries, Inc.                              450               19
                                                               -------
                                                                   126
                                                               -------
DIVERSIFIED METALS & MINING--0.0%
Titanium Metals Corp.                             230                2
                                                               -------
DIVERSIFIED REITS--0.1%
Vornado Realty Trust                              380               23
                                                               -------
DIVERSIFIED SUPPORT SERVICES--0.0%
Cintas Corp.                                      360                8
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

DRUG RETAIL--0.8%
CVS Caremark Corp.                              3,944          $   113
Walgreen Co.                                    2,720               67
                                                               -------
                                                                   180
                                                               -------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                     290               22
                                                               -------
ELECTRIC UTILITIES--2.4%
Allegheny Energy, Inc.                            460               15
American Electric Power Co., Inc.               1,110               37
Duke Energy Corp.                               3,470               52
Edison International                              890               29
Entergy Corp.                                     520               43
Exelon Corp.                                    1,800              100
FirstEnergy Corp.                                 840               41
FPL Group, Inc.                                 1,120               56
Pepco Holdings, Inc.                              590               10
Pinnacle West Capital Corp.                       280                9
PPL Corp.                                       1,030               32
Progress Energy, Inc.                             720               29
Southern Co. (The)                              2,130               79
                                                               -------
                                                                   532
                                                               -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Cooper Industries Ltd. Class A                    480               14
Emerson Electric Co.                            2,100               77
Rockwell Automation, Inc.                         390               12
                                                               -------
                                                                   103
                                                               -------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc.(b)                     960               15
FLIR Systems, Inc.(b)                             410               13
                                                               -------
                                                                    28
                                                               -------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc.                               580                4
Molex, Inc.                                       390                6
Tyco Electronics Ltd.                           1,260               20
                                                               -------
                                                                    30
                                                               -------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Republic Services, Inc.                           880               22
Stericycle, Inc.(b)                               230               12
Waste Management, Inc.                          1,350               45
                                                               -------
                                                                    79
                                                               -------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
CF Industries Holdings, Inc.                      160                8
Monsanto Co.                                    1,500              105
                                                               -------
                                                                   113
                                                               -------
FOOD DISTRIBUTORS--0.2%
SYSCO Corp.                                     1,640               38
                                                               -------
FOOD RETAIL--0.4%
Kroger Co. (The)                                1,790               47
Safeway, Inc.                                   1,180               28
SUPERVALU, Inc.                                   576                8
Whole Foods Market, Inc.                          380                4
                                                               -------
                                                                    87
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

FOOTWEAR--0.2%
NIKE, Inc. Class B                              1,080          $    55
                                                               -------
FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                  580               18
                                                               -------
GAS UTILITIES--0.1%
Equitable Resources, Inc.                         360               12
Nicor, Inc.                                       120                4
Questar Corp.                                     480               16
                                                               -------
                                                                    32
                                                               -------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                 230                3
Family Dollar Stores, Inc.                        380               10
Target Corp.                                    2,070               72
                                                               -------
                                                                    85
                                                               -------
GOLD--0.2%
Newmont Mining Corp.                            1,250               51
                                                               -------
HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                           430               15
Cardinal Health, Inc.                             990               34
McKesson Corp.                                    760               30
Patterson Cos., Inc.(b)                           250                5
                                                               -------
                                                                    84
                                                               -------
HEALTH CARE EQUIPMENT--2.0%
Bard (C.R.), Inc.                                 270               23
Baxter International, Inc.                      1,700               91
Becton, Dickinson & Co.                           670               46
Boston Scientific Corp.(b)                      4,123               32
Covidien Ltd.                                   1,380               50
Hospira, Inc.(b)                                  440               12
Intuitive Surgical, Inc.(b)                       110               14
Medtronic, Inc.                                 3,070               96
St. Jude Medical, Inc.(b)                         940               31
Stryker Corp.                                     660               26
Varian Medical Systems, Inc.(b)                   340               12
Zimmer Holdings, Inc.(b)                          620               25
                                                               -------
                                                                   458
                                                               -------
HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp.(b)                       1,140                1
                                                               -------
HEALTH CARE SERVICES--0.7%
DaVita, Inc.(b)                                   280               14
Express Scripts, Inc.(b)                          680               37
Laboratory Corp. of America Holdings(b)           300               19
Medco Health Solutions, Inc.(b)                 1,370               58
Quest Diagnostics, Inc.                           430               22
                                                               -------
                                                                   150
                                                               -------
HEALTH CARE SUPPLIES--0.1%
DENTSPLY International, Inc.                      410               12
                                                               -------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                  500                8
                                                               -------
HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                          880               14
                                                               -------


                       See Notes to Financial Statements

                               VIRTUS INDEX FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                             430          $     7
                                                               -------
HOME IMPROVEMENT RETAIL--0.9%
Home Depot, Inc. (The)                          4,650              107
Lowe's Cos., Inc.                               4,020               87
Sherwin-Williams Co. (The)                        270               16
                                                               -------
                                                                   210
                                                               -------
HOMEBUILDING--0.1%
Centex Corp.                                      340                4
Horton (D.R.), Inc.                               760                5
KB Home                                           210                3
Lennar Corp. Class A                              390                3
Pulte Homes, Inc.                                 590                7
                                                               -------
                                                                    22
                                                               -------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                        710               18
                                                               -------
HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp.                                  1,200               29
Marriott International, Inc. Class A              800               16
Starwood Hotels & Resorts Worldwide, Inc.         500                9
Wyndham Worldwide Corp.                           490                3
                                                               -------
                                                                    57
                                                               -------
HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                        160                7
Snap-On, Inc.                                     160                6
Stanley Works (The)                               220                8
Whirlpool Corp.                                   200                8
                                                               -------
                                                                    29
                                                               -------
HOUSEHOLD PRODUCTS--3.0%
Clorox Co. (The)                                  380               21
Colgate-Palmolive Co.                           1,380               95
Kimberly-Clark Corp.                            1,140               60
Procter & Gamble Co. (The)(f)                   8,192              506
                                                               -------
                                                                   682
                                                               -------
HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                              410               17
Newell Rubbermaid, Inc.                           760                7
                                                               -------
                                                                    24
                                                               -------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                        340                4
Robert Half International, Inc.                   430                9
                                                               -------
                                                                    13
                                                               -------
HYPERMARKETS & SUPER CENTERS--1.8%
Costco Wholesale Corp.                          1,180               62
Wal-Mart Stores, Inc.                           6,130              344
                                                               -------
                                                                   406
                                                               -------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.1%
AES Corp. (The)(b)                              1,850               15
Constellation Energy Group, Inc.                  490               12
Dynegy, Inc. Class A(b)                         1,383                3
                                                               -------
                                                                    30
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                          1,900          $   109
General Electric Co.                           28,820              467
Textron, Inc.                                     660                9
Tyco International Ltd.                         1,300               28
                                                               -------
                                                                   613
                                                               -------
INDUSTRIAL GASES--0.4%
Air Products & Chemicals, Inc.                    570               29
Praxair, Inc.                                     850               50
                                                               -------
                                                                    79
                                                               -------
INDUSTRIAL MACHINERY--0.8%
Danaher Corp.                                     700               40
Dover Corp.                                       510               17
Eaton Corp.                                       450               22
Flowserve Corp.                                   160                8
Illinois Tool Works, Inc.                       1,080               38
ITT Corp.                                         500               23
Pall Corp.                                        320                9
Parker Hannifin Corp.                             440               19
                                                               -------
                                                                   176
                                                               -------
INDUSTRIAL REITS--0.0%
ProLogis                                          730               10
                                                               -------
INSURANCE BROKERS--0.3%
AON Corp.                                         740               34
Marsh & McLennan Cos., Inc.                     1,410               34
                                                               -------
                                                                    68
                                                               -------
INTEGRATED OIL & GAS--8.9%
Chevron Corp.                                   5,579              413
ConocoPhillips                                  4,090              212
Exxon Mobil Corp.(f)                           13,960            1,114
Hess Corp.                                        780               42
Marathon Oil Corp.                              1,936               53
Murphy Oil Corp.                                  520               23
Occidental Petroleum Corp.                      2,220              133
                                                               -------
                                                                 1,990
                                                               -------
INTEGRATED TELECOMMUNICATION SERVICES--3.5%
AT&T, Inc.                                     16,170              461
CenturyTel, Inc.                                  270                7
Embarq Corp.                                      392               14
Frontier Communications Corp.                     850                8
Qwest Communications International, Inc.        4,020               15
Verizon Communications, Inc.                    7,790              264
Windstream Corp.                                1,201               11
                                                               -------
                                                                   780
                                                               -------
INTERNET RETAIL--0.2%
Amazon.com, Inc.(b)                               880               45
Expedia, Inc.(b)                                  570                5
                                                               -------
                                                                    50
                                                               -------
INTERNET SOFTWARE & SERVICES--1.4%
Akamai Technologies, Inc.(b)                      460                7
eBay, Inc.(b)                                   2,940               41
Google, Inc. Class A(b)                           660              203
VeriSign, Inc.(b)                                 530               10
Yahoo!, Inc.(b)                                 3,810               47
                                                               -------
                                                                   308
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

INVESTMENT BANKING & BROKERAGE--1.1%
Charles Schwab Corp. (The)                      2,570          $    41
E*TRADE Financial Corp.(b)                      1,540                2
Goldman Sachs Group, Inc. (The)                 1,210              102
Merrill Lynch & Co., Inc.                       4,390               51
Morgan Stanley                                  2,910               47
                                                               -------
                                                                   243
                                                               -------
IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp.
   Class A(b)                                     800               14
                                                               -------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                      340               10
Mattel, Inc.                                      980               16
                                                               -------
                                                                    26
                                                               -------
LIFE & HEALTH INSURANCE--1.0%
AFLAC, Inc.                                     1,280               59
Lincoln National Corp.                            700               13
MetLife, Inc.                                   2,180               76
Principal Financial Group, Inc.                   710               16
Prudential Financial, Inc.                      1,160               35
Torchmark Corp.                                   230               10
Unum Group                                        910               17
                                                               -------
                                                                   226
                                                               -------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Life Technologies Corp.(b)                        473               11
Millipore Corp.(b)                                150                8
PerkinElmer, Inc.                                 320                4
Thermo Fisher Scientific, Inc.(b)               1,150               39
Waters Corp.(b)                                   270               10
                                                               -------
                                                                    72
                                                               -------
MANAGED HEALTH CARE--1.0%
Aetna, Inc.                                     1,270               36
CIGNA Corp.                                       750               13
Coventry Health Care, Inc.(b)                     410                6
Humana, Inc.(b)                                   460               17
UnitedHealth Group, Inc.                        3,310               88
WellPoint, Inc.(b)                              1,400               59
                                                               -------
                                                                   219
                                                               -------
METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                        260               11
Owens-Illinois, Inc.(b)                           490               13
Pactiv Corp.(b)                                   360                9
                                                               -------
                                                                    33
                                                               -------
MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc.                             640               11
                                                               -------
MOVIES & ENTERTAINMENT--1.4%
News Corp. Class A                              6,310               58
Time Warner, Inc.                               9,840               99
Viacom, Inc. Class B(b)                         1,680               32
Walt Disney Co. (The)                           5,080              115
                                                               -------
                                                                   304
                                                               -------


                       See Notes to Financial Statements

                               VIRTUS INDEX FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

MULTI-LINE INSURANCE--0.3%
American International Group, Inc.              7,380          $    11
Assurant, Inc.                                    320               10
Genworth Financial, Inc. Class A                1,190                3
Hartford Financial Services Group,
   Inc. (The)                                     830               14
Loews Corp.                                       990               28
                                                               -------
                                                                    66
                                                               -------
MULTI-SECTOR HOLDINGS--0.0%
Leucadia National Corp.(b)                        490               10
                                                               -------
MULTI-UTILITIES--1.4%
Ameren Corp.                                      580               19
CenterPoint Energy, Inc.                          940               12
CMS Energy Corp.                                  620                6
Consolidated Edison, Inc.                         750               29
Dominion Resources, Inc.                        1,590               57
DTE Energy Co.                                    450               16
Integrys Energy Group, Inc.                       205                9
NiSource, Inc.                                    750                8
PG&E Corp.                                        990               38
Public Service Enterprise Group, Inc.           1,390               41
SCANA Corp.                                       350               13
Sempra Energy                                     670               29
TECO Energy, Inc.                                 580                7
Wisconsin Energy Corp.                            320               13
Xcel Energy, Inc.                               1,230               23
                                                               -------
                                                                   320
                                                               -------
OFFICE ELECTRONICS--0.1%
Xerox Corp.                                     2,370               19
                                                               -------
OFFICE REITS--0.1%
Boston Properties, Inc.                           330               18
                                                               -------
OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                              290                9
Pitney Bowes, Inc.                                570               15
                                                               -------
                                                                    24
                                                               -------
OIL & GAS DRILLING--0.2%
ENSCO International, Inc.                         390               11
Nabors Industries Ltd.(b)                         780                9
Noble Corp.                                       720               16
Rowan Cos., Inc.                                  310                5
                                                               -------
                                                                    41
                                                               -------
OIL & GAS EQUIPMENT & SERVICES--0.7%
Baker Hughes, Inc.                                840               27
BJ Services Co.                                   800                9
Cameron International Corp.(b)                    600               12
Halliburton Co.                                 2,450               45
National Oilwell Varco, Inc.(b)                 1,140               28
Smith International, Inc.                         600               14
Weatherford International Ltd.(b)               1,870               20
                                                               -------
                                                                   155
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Anadarko Petroleum Corp.                        1,260          $    49
Apache Corp.                                      920               69
Cabot Oil & Gas Corp.                             280                7
Chesapeake Energy Corp.                         1,480               24
Devon Energy Corp.                              1,210               79
EOG Resources, Inc.                               680               45
Noble Energy, Inc.                                470               23
Pioneer Natural Resources Co.                     320                5
Range Resources Corp.                             430               15
Southwestern Energy Co.(b)                        940               27
XTO Energy, Inc.                                1,585               56
                                                               -------
                                                                   399
                                                               -------
OIL & GAS REFINING & MARKETING--0.2%
Sunoco, Inc.                                      320               14
Tesoro Corp.                                      380                5
Valero Energy Corp.                             1,420               31
                                                               -------
                                                                    50
                                                               -------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
El Paso Corp.                                   1,920               15
Spectra Energy Corp.                            1,680               27
Williams Cos., Inc. (The)                       1,590               23
                                                               -------
                                                                    65
                                                               -------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.7%
Bank of America Corp.                          13,762              194
Citigroup, Inc.                                14,950              100
JPMorgan Chase & Co.                           10,236              323
                                                               -------
                                                                   617
                                                               -------
PACKAGED FOODS & MEATS--1.5%
Campbell Soup Co.                                 560               17
ConAgra Foods, Inc.                             1,230               20
Dean Foods Co.(b)                                 420                8
General Mills, Inc.                               920               56
Heinz (H.J.) Co.                                  860               32
Hershey Co. (The)                                 460               16
Kellogg Co.                                       690               30
Kraft Foods, Inc. Class A                       4,035              108
McCormick & Co., Inc.                             360               12
Sara Lee Corp.                                  1,940               19
Smucker (J.M.) Co. (The)                          320               14
Tyson Foods, Inc. Class A                         830                7
                                                               -------
                                                                   339
                                                               -------
PAPER PACKAGING--0.1%
Bemis Co., Inc.                                   270                6
Sealed Air Corp.                                  430                7
                                                               -------
                                                                    13
                                                               -------
PAPER PRODUCTS--0.1%
International Paper Co.                         1,170               14
MeadWestvaco Corp.                                470                5
                                                               -------
                                                                    19
                                                               -------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                             1,170               28
Estee Lauder Cos., Inc. (The) Class A             320               10
                                                               -------
                                                                    38
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

PHARMACEUTICALS--7.6%
Abbott Laboratories                             4,260          $   228
Allergan, Inc.                                    840               34
Bristol-Myers Squibb Co.                        5,430              126
Forest Laboratories, Inc.(b)                      830               21
Johnson & Johnson                               7,610              455
King Pharmaceuticals, Inc.(b)                     680                7
Lilly (Eli) & Co.                               2,740              110
Merck & Co., Inc.                               5,800              176
Mylan, Inc.(b)                                    840                8
Pfizer, Inc.                                   18,500              328
Schering-Plough Corp.                           4,460               76
Watson Pharmaceuticals, Inc.(b)                   290                8
Wyeth                                           3,650              137
                                                               -------
                                                                 1,714
                                                               -------
PHOTOGRAPHIC PRODUCTS--0.0%
Eastman Kodak Co.                                 740                5
                                                               -------
PROPERTY & CASUALTY INSURANCE--0.9%
Allstate Corp. (The)                            1,470               48
Chubb Corp. (The)                                 980               50
Cincinnati Financial Corp.                        444               13
MBIA, Inc.(b)                                     520                2
Progressive Corp. (The)                         1,850               28
Travelers Cos., Inc. (The)                      1,599               72
                                                               -------
                                                                   213
                                                               -------
PUBLISHING--0.2%
Gannett Co., Inc.                                 630                5
McGraw-Hill Cos., Inc. (The)                      860               20
Meredith Corp.                                    100                2
New York Times Co. (The) Class A                  320                2
Washington Post Co. (The) Class B                  15                6
                                                               -------
                                                                    35
                                                               -------
RAILROADS--0.9%
Burlington Northern Santa Fe Corp.                770               58
CSX Corp.                                       1,080               35
Norfolk Southern Corp.                          1,020               48
Union Pacific Corp.                             1,390               67
                                                               -------
                                                                   208
                                                               -------
REAL ESTATE SERVICES--0.0%
CB Richard Ellis Group, Inc. Class A(b)           610                3
                                                               -------
REGIONAL BANKS--0.9%
BB&T Corp.                                      1,520               42
Fifth Third Bancorp                             1,580               13
First Horizon National Corp.                      662                7
Huntington Bancshares, Inc.                     1,000                8
KeyCorp                                         1,360               11
M&T Bank Corp.                                    210               12
Marshall & Ilsley Corp.                           710               10
National City Corp.                             5,590               10
PNC Financial Services Group, Inc. (The)          960               47
Regions Financial Corp.                         1,900               15
SunTrust Banks, Inc.                              970               29
Zions Bancorp                                     320                8
                                                               -------
                                                                   212
                                                               -------


                       See Notes to Financial Statements

                               VIRTUS INDEX FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES             VALUE
                                           ----------          -------

RESEARCH & CONSULTING SERVICES--0.1%
Dun & Bradstreet Corp. (The)                      150          $    12
Equifax, Inc.                                     350                9
                                                               -------
                                                                    21
                                                               -------
RESIDENTIAL REITS--0.2%
Apartment Investment & Management Co.
   Class A                                        278                3
AvalonBay Communities, Inc.                       210               13
Equity Residential                                750               22
                                                               -------
                                                                    38
                                                               -------
RESTAURANTS--1.2%
Darden Restaurants, Inc.                          380               11
McDonald's Corp.                                3,060              190
Starbucks Corp.(b)                              2,020               19
Wendy's / Arby's Group, Inc. Class A            1,317                7
Yum! Brands, Inc.                               1,270               40
                                                               -------
                                                                   267
                                                               -------
RETAIL REITS--0.2%
Developers Diversified Realty Corp.               330                2
Kimco Realty Corp.                                630               11
Simon Property Group, Inc.                        620               33
                                                               -------
                                                                    46
                                                               -------
SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                         3,680               37
KLA-Tencor Corp.                                  460               10
MEMC Electronic Materials, Inc.(b)                620                9
Novellus Systems, Inc.(b)                         270                3
Teradyne, Inc.(b)                                 460                2
                                                               -------
                                                                    61
                                                               -------
SEMICONDUCTORS--1.8%
Advanced Micro Devices, Inc.(b)                 1,670                4
Altera Corp.                                      820               14
Analog Devices, Inc.                              800               15
Broadcom Corp. Class A(b)                       1,220               21
Intel Corp.                                    15,260              224
Linear Technology Corp.                           610               13
LSI Corp.(b)                                    1,770                6
Microchip Technology, Inc.                        500               10
Micron Technology, Inc.(b)                      2,100                5
National Semiconductor Corp.                      540                5
NVIDIA Corp.(b)                                 1,470               12
Texas Instruments, Inc.                         3,560               55
Xilinx, Inc.                                      750               13
                                                               -------
                                                                   397
                                                               -------
SOFT DRINKS--2.3%
Coca-Cola Co. (The)                             5,460              247
Coca-Cola Enterprises, Inc.                       870               11
Dr Pepper Snapple Group, Inc.(b)                  700               12
Pepsi Bottling Group, Inc. (The)                  370                8
PepsiCo, Inc.                                   4,260              233
                                                               -------
                                                                   511
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                 930          $    21
                                                               -------
SPECIALIZED FINANCE--0.4%
CIT Group, Inc.                                   780                4
CME Group, Inc.                                   180               37
IntercontinentalExchange, Inc.(b)                 200               16
Moody's Corp.                                     530               11
NASDAQ OMX Group (The)(b)                         370                9
NYSE Euronext, Inc.                               730               20
                                                               -------
                                                                    97
                                                               -------
SPECIALIZED REITS--0.3%
Host Hotels & Resorts, Inc.                     1,430               11
HPC, Inc.                                         690               19
Plum Creek Timber Co., Inc.                       460               16
Public Storage                                    340               27
                                                               -------
                                                                    73
                                                               -------
SPECIALTY CHEMICALS--0.3%
Ecolab, Inc.                                      460               16
International Flavors & Fragrances, Inc.          220                7
Rohm & Haas Co.                                   340               21
Sigma-Aldrich Corp.                               340               14
                                                               -------
                                                                    58
                                                               -------
SPECIALTY STORES--0.2%
Office Depot, Inc.(b)                             750                2
Staples, Inc.                                   1,960               35
Tiffany & Co.                                     340                8
                                                               -------
                                                                    45
                                                               -------
STEEL--0.3%
AK Steel Holding Corp.                            305                3
Allegheny Technologies, Inc.                      260                6
Nucor Corp.                                       860               40
United States Steel Corp.                         320               12
                                                               -------
                                                                    61
                                                               -------
SYSTEMS SOFTWARE--3.0%
BMC Software, Inc.(b)                             510               14
CA, Inc.                                        1,083               20
Microsoft Corp.                                20,990              408
Novell, Inc.(b)                                   950                4
Oracle Corp.(b)                                10,743              190
Symantec Corp.(b)                               2,296               31
                                                               -------
                                                                   667
                                                               -------
THRIFTS & MORTGAGE FINANCE--0.2%
Hudson City Bancorp, Inc.                       1,430               23
People's United Financial, Inc.                   950               17
Sovereign Bancorp, Inc.(b)                      1,490                4
                                                               -------
                                                                    44
                                                               -------
TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The)(b)               660                4
                                                               -------


                                             SHARES             VALUE
                                           ----------          -------

TOBACCO--1.8%
Altria Group, Inc.                              5,650          $    85
Lorillard, Inc.                                   460               26
Philip Morris International, Inc.               5,550              240
Reynolds American, Inc.                           460               19
UST, Inc.                                         410               28
                                                               -------
                                                                   398
                                                               -------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Fastenal Co.                                      350               12
Grainger (W.W.), Inc.                             180               14
                                                               -------
                                                                    26
                                                               -------
TRUCKING--0.0%
Ryder System, Inc.                                150                6
                                                               -------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
American Tower Corp. Class A(b)                 1,090               32
Sprint Nextel Corp.(b)                          7,838               14
                                                               -------
                                                                    46
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $26,387)                                       21,386
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.8%

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   (United States)(c)                           1,040               25
                                                               -------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A
   (United States)                                870               15
                                                               -------
OIL & GAS EQUIPMENT & SERVICES--0.6%
Schlumberger Ltd. (Netherlands)                 3,280              139
                                                               -------
PHARMACEUTICALS--0.0%
Teva Pharmaceutical Industries Ltd.
   Sponsored ADR (Israel)                         200                9
                                                               -------
PROPERTY & CASUALTY INSURANCE--0.0%
XL Capital Ltd. Class A (United States)           910                3
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $219)                                             191
-------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund
   Rights(b)(d)(e)                              8,400                0
-------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                 0
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $26,606)                                       21,577
-------------------------------------------------------------------------


                       See Notes to Financial Statements

SHORT-TERM INVESTMENTS--4.4%

MONEY MARKET MUTUAL FUNDS--3.2%
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                              727,215          $   727
                                                               -------


                                              PAR
                                             VALUE
                                             (000)
                                           ----------

U.S. TREASURY BILL--1.2%
U.S. Treasury Bill
   1.250%, 1/22/09(f)                      $      250              250
                                                               -------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $977)                                             977
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $27,583)                                       22,554(a)

Other assets and liabilities, net--(0.4)%                         (101)
                                                               -------
NET ASSETS--100.0%                                             $22,453
                                                               =======


At December 31, 2008, the Fund had entered into futures contracts as follows:


                                                  Value of     Market    Unrealized
                                    Number of    Contracts    Value of   Appreciation
                  Expiration Date   Contracts   When Opened   Contracts (Depreciation)
                  ---------------   ---------   -----------   --------- --------------
S&P 500(R) Index         March-09       4          $878         $900          $22
                                                                              ---
                                                                              $22
                                                                              ===


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(e) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, this security amounted to a value of $0 or 0.0% of the net assets.
(f)  All or a portion segregated as collateral for futures contracts.


                       See Notes to Financial Statements

                            VIRTUS VALUE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES            VALUE
                                           ----------         --------

DOMESTIC COMMON STOCKS--91.8%

AEROSPACE & DEFENSE--1.5%
Lockheed Martin Corp.                          16,800         $  1,413
Raytheon Co.                                   20,200            1,031
                                                              --------
                                                                 2,444
                                                              --------
AGRICULTURAL PRODUCTS--1.9%
Archer-Daniels-Midland Co.                     52,700            1,519
Bunge Ltd.                                     32,100            1,662
                                                              --------
                                                                 3,181
                                                              --------
AIRLINES--0.4%
Southwest Airlines Co.                         74,900              646
                                                              --------
APPAREL RETAIL--1.0%
Ross Stores, Inc.                              30,000              892
TJX Cos., Inc. (The)                           40,500              833
                                                              --------
                                                                 1,725
                                                              --------
ASSET MANAGEMENT & CUSTODY BANKS--1.5%
Bank of New York Mellon Corp. (The)            87,300            2,473
                                                              --------
AUTOMOTIVE RETAIL--2.1%
AutoZone, Inc.(b)                              25,400            3,543
                                                              --------
BIOTECHNOLOGY--2.6%
Amgen, Inc.(b)                                 74,600            4,308
                                                              --------
CABLE & SATELLITE--1.1%
Cablevision Systems Corp. Class A             107,900            1,817
                                                              --------
COMPUTER HARDWARE--2.4%
Hewlett-Packard Co.                           111,600            4,050
                                                              --------
COMPUTER STORAGE & PERIPHERALS--0.6%
Western Digital Corp.(b)                       91,400            1,046
                                                              --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Bucyrus International, Inc.                    18,100              335
                                                              --------
DATA PROCESSING & OUTSOURCED SERVICES--1.1%
MasterCard, Inc. Class A                        4,300              614
Western Union Co. (The)                        82,000            1,176
                                                              --------
                                                                 1,790
                                                              --------
DIVERSIFIED BANKS--4.9%
U.S. Bancorp                                  146,700            3,669
Wells Fargo & Co.                             151,000            4,451
                                                              --------
                                                                 8,120
                                                              --------
EDUCATION SERVICES--1.0%
ITT Educational Services, Inc.(b)              18,000            1,710
                                                              --------
ELECTRIC UTILITIES--0.9%
FPL Group, Inc.                                30,200            1,520
                                                              --------


                                             SHARES            VALUE
                                           ----------         --------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
CF Industries Holdings, Inc.                   13,700         $    673
Mosaic Co. (The)                               14,500              502
                                                              --------
                                                                 1,175
                                                              --------
FOOD RETAIL--2.8%
Kroger Co. (The)                              138,700            3,663
SUPERVALU, Inc.                                75,700            1,105
                                                              --------
                                                                 4,768
                                                              --------
GAS UTILITIES--2.0%
ONEOK, Inc.                                   117,800            3,430
                                                              --------
GENERAL MERCHANDISE STORES--1.7%
Big Lots, Inc.(b)                              48,900              709
Dollar Tree, Inc.(b)                           18,400              769
Family Dollar Stores, Inc.                     50,400            1,314
                                                              --------
                                                                 2,792
                                                              --------
HEALTH CARE DISTRIBUTORS--2.2%
AmerisourceBergen Corp.                        21,100              753
McKesson Corp.                                 76,900            2,978
                                                              --------
                                                                 3,731
                                                              --------
HEALTH CARE FACILITIES--0.3%
Community Health Systems, Inc.(b)              40,200              586
                                                              --------
HEALTH CARE SERVICES--1.8%
Express Scripts, Inc.(b)                       25,600            1,407
Omnicare, Inc.                                 58,200            1,616
                                                              --------
                                                                 3,023
                                                              --------
HEALTH CARE TECHNOLOGY--0.6%
IMS Health, Inc.                               63,000              955
                                                              --------
HOME ENTERTAINMENT SOFTWARE--0.4%
Activision Blizzard, Inc.(b)                   72,700              628
                                                              --------
HOUSEHOLD PRODUCTS--1.1%
Clorox Co. (The)                               31,900            1,772
                                                              --------
HYPERMARKETS & SUPER CENTERS--2.1%
Wal-Mart Stores, Inc.                          63,700            3,571
                                                              --------
INDUSTRIAL CONGLOMERATES--1.8%
General Electric Co.                          183,700            2,976
                                                              --------
INDUSTRIAL MACHINERY--1.1%
Flowserve Corp.                                 8,700              448
Parker Hannifin Corp.                          31,100            1,323
                                                              --------
                                                                 1,771
                                                              --------
INTEGRATED OIL & GAS--11.7%
Chevron Corp.                                  84,400            6,243
ConocoPhillips                                 72,810            3,772
Exxon Mobil Corp.                              91,300            7,288
Hess Corp.                                     10,700              574
Occidental Petroleum Corp.                     28,100            1,686
                                                              --------
                                                                19,563
                                                              --------


                                             SHARES            VALUE
                                           ----------         --------

INTEGRATED TELECOMMUNICATION SERVICES--8.8%
AT&T, Inc.                                    243,287         $  6,934
Embarq Corp.                                  102,000            3,668
Verizon Communications, Inc.                  119,500            4,051
                                                              --------
                                                                14,653
                                                              --------
INVESTMENT BANKING & BROKERAGE--0.8%
Goldman Sachs Group, Inc. (The)                16,500            1,392
                                                              --------
LIFE & HEALTH INSURANCE--0.9%
MetLife, Inc.                                  45,000            1,569
                                                              --------
LIFE SCIENCES TOOLS & SERVICES--0.8%
Life Technologies Corp.(b)                     56,700            1,322
                                                              --------
MANAGED HEALTH CARE--0.5%
CIGNA Corp.                                    54,100              912
                                                              --------
MULTI-LINE INSURANCE--1.6%
Assurant, Inc.                                 90,100            2,703
                                                              --------
MULTI-UTILITIES--1.9%
Integrys Energy Group, Inc.                    74,700            3,211
                                                              --------
OIL & GAS EXPLORATION & PRODUCTION--2.5%
Apache Corp.                                   20,200            1,506
Cimarex Energy Co.                             56,300            1,508
Devon Energy Corp.                             16,700            1,097
                                                              --------
                                                                 4,111
                                                              --------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
Bank of America Corp.                         173,700            2,445
JPMorgan Chase & Co.                          119,500            3,768
                                                              --------
                                                                 6,213
                                                              --------
PACKAGED FOODS & MEATS--1.6%
General Mills, Inc.                            43,500            2,643
                                                              --------
PHARMACEUTICALS--5.0%
Forest Laboratories, Inc.(b)                   53,800            1,370
Johnson & Johnson                              67,000            4,009
Merck & Co., Inc.                              61,100            1,857
Perrigo Co.                                    36,400            1,176
                                                              --------
                                                                 8,412
                                                              --------
PROPERTY & CASUALTY INSURANCE--0.6%
Travelers Cos., Inc. (The)                     20,500              927
                                                              --------
REINSURANCE--0.6%
Reinsurance Group of America, Inc.             22,900              981
                                                              --------
RESEARCH & CONSULTING SERVICES--0.5%
Dun & Bradstreet Corp. (The)                   11,700              903
                                                              --------
RESTAURANTS--3.7%
McDonald's Corp.                               44,600            2,773
Yum! Brands, Inc.                             109,900            3,462
                                                              --------
                                                                 6,235
                                                              --------


                       See Notes to Financial Statements

                            VIRTUS VALUE EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008

($ reported in thousands)

                                             SHARES            VALUE
                                           ----------         --------

STEEL--0.4%
United States Steel Corp.                      16,000         $    595
                                                              --------
TECHNOLOGY DISTRIBUTORS--2.7%
Avnet, Inc.(b)                                 58,100            1,058
Ingram Micro, Inc. Class A(b)                 262,900            3,520
                                                              --------
                                                                 4,578
                                                              --------
THRIFTS & MORTGAGE FINANCE--1.3%
Capitol Federal Financial                      27,500            1,254
Hudson City Bancorp, Inc.                      55,700              889
                                                              --------
                                                                 2,143
                                                              --------
TRUCKING--0.4%
Ryder System, Inc.                             16,300              632
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $193,219)                                     153,584
-------------------------------------------------------------------------


                                             SHARES            VALUE
                                           ----------         --------

FOREIGN COMMON STOCKS(c)--6.1%

PHARMACEUTICALS--1.0%
AstraZeneca plc Sponsored ADR
   (United Kingdom)                            41,100         $  1,686
                                                              --------
PROPERTY & CASUALTY INSURANCE--1.8%
ACE Ltd. (United States)                       56,300            2,980
                                                              --------
REINSURANCE--2.9%
Arch Capital Group Ltd.
   (United States)(b)                          70,000            4,907
                                                              --------
STEEL--0.4%
ArcelorMittal (Luxembourg)                     26,400              649
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,797)                                       10,222
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $205,016)                                     163,806
-------------------------------------------------------------------------


                                             SHARES            VALUE
                                           ----------         --------

SHORT-TERM INVESTMENTS--2.5%

MONEY MARKET MUTUAL FUNDS--2.5%
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                            4,212,741         $  4,213
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,213)                                         4,213
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $209,229)                                     168,019(a)

Other assets and liabilities, net--(0.4)%                         (745)
                                                              --------
NET ASSETS--100.0%                                            $167,274
                                                              ========


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

DOMESTIC CORPORATE BONDS--76.7%

ADVERTISING--1.9%
Affinion Group, Inc.
   10.125%, 10/15/13                          $400             $   294
   11.500%, 10/15/15                           610                 370
                                                               -------
                                                                   664
                                                               -------
AEROSPACE & DEFENSE--5.6%
BE Aerospace, Inc. 8.500%, 7/1/18              250                 226
Bombardier, Inc. 144A 8.000%, 11/15/14 (b)     700                 619
DI Finance/DynCorp International, Inc.
   Series B
   9.500%, 2/15/13                             215                 187
   144A
   9.500%, 2/15/13(b)                          350                 308
L-3 Communications Corp.
   7.625%, 6/15/12                             685                 671
                                                               -------
                                                                 2,011
                                                               -------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Levi Strauss & Co.
   9.750%, 1/15/15                              95                  71
   8.875%, 4/1/16                              425                 291
                                                               -------
                                                                   362
                                                               -------
BROADCASTING--4.1%
CSC Holdings, Inc. Series B
   7.625%, 4/1/11                              485                 459
EchoStar DBS Corp.
   6.625%, 10/1/14                             345                 289
   7.125%, 2/1/16                              265                 223
Mediacom LLC/Mediacom Capital Corp.
   9.500%, 1/15/13                             360                 273
United Artists Theatre Circuit, Inc.
   Series 95-A
   9.300%, 7/1/15(e)                           163                 116
   Series BD-1
   9.300%, 7/1/15(e)                           144                 102
   Series BE-9
   9.300%, 7/1/15(e)                             5                   4
                                                               -------
                                                                 1,466
                                                               -------
BUILDING PRODUCTS--0.6%
Gibraltar Industries, Inc.
   Series B
   8.000%, 12/1/15                             385                 217
                                                               -------
CASINOS & GAMING--4.6%
Icahn Enterprises LP/Icahn
   Enterprises Finance Corp.
   8.125%, 6/1/12                              635                 492
   7.125%, 2/15/13                             205                 143
MGM MIRAGE
   8.500%, 9/15/10                             885                 748
OED Corp./Diamond Jo LLC
   8.750%, 4/15/12                             380                 262
                                                               -------
                                                                 1,645
                                                               -------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

COMMUNICATIONS EQUIPMENT--2.0%
Dycom Industries, Inc.
   8.125%, 10/15/15                         $  712             $   506
Valor Telecommunications
   Enterprises Finance Corp.
   7.750%, 2/15/15                             240                 200
                                                               -------
                                                                   706
                                                               -------
CONSUMER FINANCE--2.8%
Ford Motor Credit Co. LLC
   8.000%, 12/15/16                          1,255                 819
Hertz Corp. (The)
   8.875%, 1/1/14                              265                 164
                                                               -------
                                                                   983
                                                               -------
DATA PROCESSING & OUTSOURCED SERVICES--4.0%
First Data Corp.144A
   9.875%, 9/24/15(b)                          565                 344
Lender Processing Services, Inc.
   8.125%, 7/1/16                              555                 497
SunGard Data Systems, Inc.
   9.125%, 8/15/13                             525                 457
   10.250%, 8/15/15                            180                 120
                                                               -------
                                                                 1,418
                                                               -------
DISTRIBUTORS--1.0%
Susser Holdings LLC
   10.625%, 12/15/13                           385                 339
                                                               -------
DIVERSIFIED BANKS--0.4%
Wells Fargo & Co. Series K
   7.980%, 3/15/18(c)                          160                 136
                                                               -------
DIVERSIFIED SUPPORT SERVICES--1.8%
Aramark Corp. 144A
   8.500%, 2/1/15(b)                           390                 355
Harland Clarke Holdings Corp.
   9.500%, 5/15/15                             785                 302
                                                               -------
                                                                   657
                                                               -------
ELECTRIC UTILITIES--2.1%
Texas Competitive Electric
   Holdings Co. LLC 144A
   10.500%, 11/1/15(b)                       1,060                 758
                                                               -------
ENVIRONMENTAL & FACILITIES SERVICES--2.7%
Allied Waste North America, Inc.
   7.875%, 4/15/13                             360                 343
   Series B
   7.375%, 4/15/14                             440                 416
   6.875%, 6/1/17                              215                 200
                                                               -------
                                                                   959
                                                               -------
FOOD DISTRIBUTORS--0.4%
SUPERVALU, Inc.
   7.875%, 8/1/09                              155                 152
                                                               -------
FOOD RETAIL--1.2%
Couche-Tard U.S. LP/Couche-Tard
   Finance Corp.
   7.500%, 12/15/13                            395                 314
                                                               -------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

FOOD RETAIL--CONTINUED
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                            $ 80             $    73
   7.750%, 4/15/15                              65                  55
                                                               -------
                                                                   442
                                                               -------
HEALTH CARE EQUIPMENT--0.6%
Biomet, Inc.
   10.000%, 10/15/17                           210                 203
                                                               -------
HEALTH CARE FACILITIES--1.3%
Community Health Systems, Inc.
   8.875%, 7/15/15                             510                 472
                                                               -------
HEAVY ELECTRICAL EQUIPMENT--1.1%
Biomet, Inc.
   11.625%, 10/15/17                           435                 374
                                                               -------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.6%
NRG Energy, Inc.
   7.375%, 1/15/17                             635                 586
                                                               -------
INTEGRATED TELECOMMUNICATION SERVICES--4.7%
Citizens Communications Co.
   7.125%, 3/15/19                             535                 361
Hughes Network Systems LLC/Hughes
   Network Systems Finance Corp.
   9.500%, 4/15/14                             580                 474
Qwest Corp.
   8.875%, 3/15/12                             270                 251
   6.500%, 6/1/17                              370                 274
Windstream Corp.
   7.000%, 3/15/19                             395                 306
                                                               -------
                                                                 1,666
                                                               -------
INTERNET RETAIL--2.4%
Expedia, Inc. 144A
   8.500%, 7/1/16(b)                           625                 469
Visant Corp.
   7.625%, 10/1/12                             455                 375
                                                               -------
                                                                   844
                                                               -------
IT CONSULTING & OTHER SERVICES--0.3%
Unisys Corp.
   12.500%, 1/15/16                            355                 101
                                                               -------
MOVIES & ENTERTAINMENT--1.5%
WMG Acquisition Corp.
   7.375%, 4/15/14                             625                 369
WMG Holdings Corp.
   0.000%, 12/15/14(c)                         448                 168
                                                               -------
                                                                   537
                                                               -------
OIL & GAS EQUIPMENT & SERVICES--1.4%
Allis-Chalmers Energy, Inc.
   8.500%, 3/1/17                              595                 300
Seitel, Inc.
   9.750%, 2/15/14                             540                 197
                                                               -------
                                                                   497
                                                               -------


                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

OIL & GAS EXPLORATION & PRODUCTION--6.0%
Chesapeake Energy Corp.
   6.625%, 1/15/16                            $440             $   350
   7.250%, 12/15/18                            380                 298
Encore Acquisition Co.
   6.000%, 7/15/15                             655                 426
Pioneer Natural Resources Co.
   6.650%, 3/15/17                             115                  83
   6.875%, 5/1/18                              390                 275
Plains Exploration & Production Co.
   7.000%, 3/15/17                             335                 231
   7.625%, 6/1/18                              270                 186
Sabine Pass Liquid Natural Gas LP
   7.500%, 11/30/16                            405                 293
                                                               -------
                                                                 2,142
                                                               -------
OIL & GAS STORAGE & TRANSPORTATION--0.7%
El Paso Corp.
   6.875%, 6/15/14                             300                 244
                                                               -------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp.
   8.125%, 5/15/18(c)                          225                 168
Citigroup, Inc.
   8.400%, 4/30/18(c)                          165                 109
JPMorgan Chase & Co. Series 1
   7.900%, 4/30/18 (c)                         200                 167
                                                               -------
                                                                   444
                                                               -------
PACKAGED FOODS & MEATS--0.8%
Del Monte Corp.
   8.625%, 12/15/12                            290                 283
                                                               -------
PAPER PRODUCTS--1.9%
Exopack Holding Corp.
   11.250%, 2/1/14                             815                 481
Verso Paper Holdings LLC/Verso
   Paper, Inc. Series B
   9.125%, 8/1/14                              490                 196
                                                               -------
                                                                   677
                                                               -------
SEMICONDUCTORS--1.2%
Amkor Technology, Inc.
   9.250%, 6/1/16                              180                 105
Freescale Semiconductor, Inc.
   8.875%, 12/15/14                            735                 327
                                                               -------
                                                                   432
                                                               -------
SPECIALIZED CONSUMER SERVICES--1.8%
Service Corp. International
   7.625%, 10/1/18                             450                 335
Stewart Enterprises, Inc.
   6.250%, 2/15/13                             375                 293
                                                               -------
                                                                   628
                                                               -------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

SPECIALIZED REITS--2.5%
Felcor Lodging LP
   8.500%, 6/1/11                             $635             $   473
Host Hotels & Resorts LP Series O
   6.375%, 3/15/15                             550                 412
                                                               -------
                                                                   885
                                                               -------
SPECIALTY CHEMICALS--0.9%
Huntsman International LLC
   7.375%, 1/1/15                              585                 310
                                                               -------
TIRES & RUBBER--1.3%
Goodyear Tire & Rubber Co. (The)
   6.318%, 12/1/09(c)                          515                 471
                                                               -------
TOBACCO--0.5%
Alliance One International, Inc.
   11.000%, 5/15/12                            220                 184
                                                               -------
WIRELESS TELECOMMUNICATION SERVICES--6.8%
Alltel Corp. 7.000%, 7/1/12                    180                 180
Centennial Cellular Operating
   Co./Centennial Communications Corp.
   10.125%, 6/15/13                            675                 685
Intelsat Corp. 144A
   9.250%, 8/15/14(b)                          980                 916
Sprint Nextel Corp.
   1.866%, 6/28/10(c)                          745                 625
                                                               -------
                                                                 2,406
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $33,492)                                       27,301
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.6%

CANADA--1.8%
Videotron/Quebecor Media, Inc. 144A
   9.125%, 4/15/18(b)                          680                 636
                                                               -------
UNITED KINGDOM--2.9%
Inmarsat Finance plc
   7.625%, 6/30/12                             220                 193
   10.375%, 11/15/12(c)                        315                 281
Virgin Media Finance plc
   8.750%, 4/15/14                             750                 566
                                                               -------
                                                                 1,040
                                                               -------
UNITED STATES--2.9%
Dollarama Group LP
   8.875%, 8/15/12                             215                 162
Freeport-McMoRan Copper & Gold, Inc.
   8.375%, 4/1/17                              755                 620
Stratos Global Corp.
   9.875%, 2/15/13                             283                 269
                                                               -------
                                                                 1,051
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,209)                                         2,727
-------------------------------------------------------------------------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

DOMESTIC LOAN AGREEMENTS(c)--5.0%

BROADCASTING--1.0%
MCC Georgia LLC Tranche D1
   5.215%, 1/31/15                            $500             $   336
                                                               -------
EDUCATION SERVICES--1.1%
Education Management LLC Tranche C
   5.285%, 6/1/13                              638                 400
                                                               -------
HEALTH CARE FACILITIES--2.2%
HCA, Inc. Tranche B
   7.000%, 11/18/13                            997                 787
                                                               -------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
ALLTEL Communications, Inc.
   Tranche B-2
   4.621%, 5/15/15                             250                 247
-------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,880)                                         1,770
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.3%
(IDENTIFIED COST $38,581)                                       31,798
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--9.4%


                                             SHARES
                                           ----------

MONEY MARKET MUTUAL FUNDS--9.4%
BlackRock Liquidity Funds Tempfund
   Portfolio - (seven-day effective
   yield 1.729%)                            3,338,062            3,338
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,338)                                         3,338
-------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $41,919)                                       35,136(a)

Other assets and liabilities, net--1.3%                            463
                                                               -------
NET ASSETS--100.0%                                             $35,599
                                                               =======


                   See the footnote legend on the next page.

                       See Notes to Financial Statements

                         VIRTUS HIGH YIELD INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $4,405 or 12.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, these securities amounted to a value of $222 or 0.6% of net assets.


                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

U.S. GOVERNMENT SECURITIES--40.0%
U.S. Treasury Bond
   11.250%, 2/15/15                            $  250          $   380
   7.500%, 11/15/16                             2,310            3,154
   4.000%, 8/15/18                                900            1,039
   9.000%, 11/15/18                             1,080            1,668
   8.125%, 8/15/19                                500              739
                                                               -------
                                                                 6,980
                                                               -------
U.S. Treasury Note
   3.500%, 8/15/09                                100              102
   1.250%, 11/30/10                               800              808
   4.500%, 2/28/11                                705              762
   4.625%, 2/29/12                                228              253
   4.500%, 3/31/12                                580              641
   3.375%, 11/30/12                               779              849
   4.250%, 8/15/13                                575              654
   3.125%, 8/31/13                                700              755
   3.125%, 9/30/13                              3,065            3,307
   4.000%, 2/15/14                                538              610
   4.000%, 2/15/15                              1,500            1,709
   4.750%, 8/15/17                                500              598
                                                               -------
                                                                11,048
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,204)                                       18,028
-------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--21.3%
FHLMC
   5.706%, 4/1/37(c)                              336              343
FHLMC (Interest Only) 202
   6.500%, 4/1/29                                  82               11
FNMA
   11.000%, 12/1/15                                33               37
   6.500%, 5/1/36                                 394              410
FNMA (Interest Only) 97-20
   1.840%, 3/25/27 (c)(d)                         539               14
FNMA Grantor Trust 01-T2 A
   5.780%, 11/25/10                               771              795
FNMA REMIC
   02-T3, B
   5.763%, 12/25/11                             2,000            2,165
   04-15, AB
   4.000%, 9/25/17                                358              358
   02-73, OE
   5.000%, 11/25/17                             1,200            1,211
GNMA
   9.000%, 8/15/09                                  2                2
   9.000%, 5/15/16                                  1                1
   8.000%, 3/15/23                                  8                9
   7.000%, 8/15/23                                 69               73
   5.125%, 10/20/25(c)                              6                6
   8.000%, 11/15/26                                73               77
   5.500%, 1/15/33                                480              496


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

GNMA Structured Securities
   03-5, A
   3.202%, 4/16/19                             $  220          $   222
   04-45, A
   4.020%, 12/16/21                               660              664
   05-9, A
   4.026%, 5/16/22                                181              181
   02-53, B
   5.552%, 5/16/26                                 59               60
   04-78, C
   4.658%, 4/16/29                                250              253
   07-75, A
   4.747%, 4/16/29                                535              543
   03-88, CA
   4.746%, 1/16/30                                375              383
   06-63, A
   4.255%, 2/16/32                                375              378
   08-78, C
   4.420%, 1/16/37                                620              621
   05-79, B
   4.646%, 8/16/39                                285              289
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,573)                                         9,602
-------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--25.5%
FFCB
   4.750%, 5/7/10                                 550              579
   3.500%, 10/3/11                                600              632
FHLB 5.500%, 7/15/36                              480              615
FHLMC
   3.875%, 1/12/09                                550              550
   4.875%, 2/9/10                                 500              521
   4.500%, 7/15/13                                775              843
   4.125%, 9/27/13                                900              970
FNMA 6.000%, 5/15/11                            1,000            1,105
    3.375%, 5/19/11                               700              736
    3.625%, 8/15/11                               700              742
Goldman Sachs Group, Inc.
   (FDIC Guaranteed)
   3.250%, 6/15/12                              1,000            1,043
Israel Government AID Bond
   5.500%, 9/18/23                              1,500            1,854
Rowan Cos., Inc.
   6.150%, 7/1/10                                 733              756
Wells Fargo & Co.
   (FDIC Guaranteed)
   3.000%, 12/9/11                                500              520
-------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,521)                                       11,466
-------------------------------------------------------------------------

MUNICIPAL BONDS--0.6%

LOUISIANA--0.6%
Public Facilities Authority,
   2008-ELL, A1
   4.500%, 2/1/12                                 270              263
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $273)                                             263
-------------------------------------------------------------------------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

ASSET-BACKED SECURITIES--1.3%
AEP Texas Central Transition
   Funding LLC 06-A, A5
   5.306%, 7/1/20                              $  250          $   224
Citibank Credit Card Issuance
   Trust 06-A5, A5
   5.300%, 5/20/11                                210              209
World Omni Auto Receivables
   Trust 06-B, A3
   5.150%, 11/15/10                               147              147
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $608)                                             580
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--0.1%
Structured Asset Securities Corp.
   (Interest Only)
   98-RF3, A 144A
   6.100%, 6/15/28 (b)(e)                         464               28
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $69)                                               28
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--88.8%
(IDENTIFIED COST $38,248)                                       39,967
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--11.8%

FEDERAL AGENCY SECURITIES--3.1%
FHLB
   0.150%, 1/23/09                                600              600
FNMA
   0.010%, 1/5/09                                 800              800
                                                               -------
                                                                 1,400
                                                               -------


                                             SHARES
                                           ----------
MONEY MARKET MUTUAL FUNDS--8.7%
AIM Short-Term Investment Treasury
   Portfolio (seven-day effective
   yield 0.449%)                               2,000,304         2,000
BlackRock Liquidity Funds Treasury Trust
   Fund Portfolio (seven-day effective
   yield 0.277%)                               1,926,469         1,926
                                                               -------
                                                                 3,926
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,326)                                         5,326
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $43,574)                                       45,293(a)

Other assets and liabilities, net--(0.6)%                         (282)
                                                               -------
NET ASSETS--100.0%                                             $45,011
                                                               =======


                   See the footnote legend on the next page.


                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $28 or 0.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  Illiquid security.
(e) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $28 or 0.1% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.


                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

MUNICIPAL BONDS(b)--96.3%

ALABAMA--8.8%
Alabama Drinking Water Finance
   Authority Series A (AMBAC Insured)
   5.000%, 8/15/14                             $2,875          $ 2,977
Jefferson County Limited Obligation
   Series A
   5.250%, 1/1/17                               6,000            3,330
   Series A
   5.500%, 1/1/21                               2,415            1,336
Marshall County Health Care Authority
   Series A
   6.250%, 1/1/22                                 770              741
                                                               -------
                                                                 8,384
                                                               -------
ARIZONA--4.6%
Arizona School Facility Board
   Certificates of Participation
   5.250%, 9/1/23                               1,000              987
Glendale Western Loop 101 Public
   Facilites Corp.
   7.000%, 7/1/28                               1,500            1,566
Salt Verde Financial Corp.
   5.250%, 12/1/20                              2,400            1,820
                                                               -------
                                                                 4,373
                                                               -------
CALIFORNIA--6.9%
Antelope Valley Community College
   District Series B (MBIA Insured)
   5.250%, 8/1/39                               1,450            1,378
California State Economic Recovery
   Series A5.000%, 7/1/16                       2,000            2,062
City of Lodi Wastewater System
   Certificates of Participation
   Series A (MBIA Insured)
   5.500%, 10/1/18                              1,535            1,653
Health Facility Authority, Catholic
   Health System Series K
   5.125%, 7/1/22                               1,705            1,555
                                                               -------
                                                                 6,648
                                                               -------
COLORADO--1.6%
Public Authority For Colorado Energy
   Natural Gas Purchase
   6.125%, 11/15/23                             1,850            1,550
                                                               -------
FLORIDA--3.0%
Florida Municipal Power Agency
   Series A
   4.000%, 10/1/17                              1,000            1,001
   Series A
   5.000%, 10/1/28                                850              799
Miami Dade County Educational
   Facilities Authority, University
   of Miami Series A
   5.250%, 4/1/18                               1,000            1,026
                                                               -------
                                                                 2,826
                                                               -------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

GEORGIA--2.4%
Glynn-Brunswick Memorial Hospital
   Authority Southeast Georgia Healthcare
   Series A
   5.000%, 8/1/20                              $1,295          $ 1,138
   Series A
   5.000%, 8/1/21                                 500              432
Main Street Natural Gas, Inc.
   Series A
   5.000%, 9/15/11                                600              563
   Series A
   5.500%, 7/15/17(d)(e)                        1,000              130
                                                               -------
                                                                 2,263
                                                               -------
IDAHO--2.1%
University of Idaho Series B
   (FSA Insured)
   4.250%, 4/1/41                               2,000            1,985
                                                               -------
ILLINOIS--15.7%
State of Illinois Series A-1
   (FSA Insured)
   5.000%, 1/1/24                               1,000              998
Development Finance Authority
   DePaul University Series C
   5.625%, 10/1/20                              1,000            1,030
Educational Facilities Authority
   University of Chicago Series A
   5.250%, 7/1/22                               3,000            3,088
Health Facilities Authority,
   Condell Medical Center
   6.000%, 5/15/10                                610              629
Health Facilities Authority, Elmhurst
   Memorial Healthcare Network
   6.250%, 1/1/17                               5,060            4,317
Illinois State Finance Authority
   4.500%, 10/1/17                              1,000              891
   4.750%, 10/1/18                              1,000              895
Illinois State Finance Authority OSF
   HealthCare Series A
   4.750%, 11/15/13                             1,170            1,124
O'Hare International Airport Third
   Lien Series A (MBIA Insured)
   5.250%, 1/1/26                               1,200            1,082
State Toll Highway Authority Series B
   5.500%, 1/1/33                               1,000              986
                                                               -------
                                                                15,040
                                                               -------
INDIANA--2.1%
Finance Authority Health System, Sisters
   of St. Francis Health Care Series C
   5.000%, 11/1/23                              1,000              892
Indiana University (AMBAC Insured)
   5.250%, 11/15/17                             1,055            1,147
                                                               -------
                                                                 2,039
                                                               -------
MARYLAND--1.8%
City of Baltimore, Convention Center
   Series A (XLCA Insured)
   5.250%, 9/1/23                               2,500            1,762
                                                               -------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

MASSACHUSETTS--0.9%
Commonwealth of Massachusetts Series C
   (FSA Insured)
   5.250%, 8/1/23                              $  800          $   836
                                                               -------
MICHIGAN--5.5%
Detroit Water Supply System Senior Lien
   Series B (BHAC Insured)
   5.500%, 7/1/35                               1,000              986
State Hospital Finance Authority
   Chelsea Community Hospital
   5.000%, 5/15/12                              2,380            2,177
State Hospital Finance Authority McLaren
   Health Care
   5.625%, 5/15/28                              1,250            1,081
State of Michigan (FSA Insured)
   5.250%, 9/15/19                              1,000            1,041
                                                               -------
                                                                 5,285
                                                               -------
MINNESOTA--2.4%
City of Minneapolis HealthCare System,
   Fairview Health Services Series A
   6.375%, 11/15/23                             2,050            1,982
   6.625%, 11/15/28                               325              312
                                                               -------
                                                                 2,294
                                                               -------
NEW HAMPSHIRE--0.7%
Health & Education Facilities Authority,
   Concord Hospital (FSA Insured)
   5.500%, 10/1/21                                700              690
                                                               -------
NEW JERSEY--6.1%
State Economic Development Authority
   Series O
   5.250%, 3/1/21                               5,000            5,076
State Transportation Trust Fund Authority
   Series A (FSA Insured)
   4.000%, 12/15/17                               750              743
                                                               -------
                                                                 5,819
                                                               -------
NEW YORK--10.5%
Metropolitan Transportation Authority
   5.500%, 11/15/18                             1,000            1,066
New York City Industrial Development
   Agency, Queens Baseball Stadium
   Project  (AMBAC Insured)
   5.000%, 1/1/20                                 900              766
New York City Municipal Water Finance
   Authority
   Series A
   5.500%, 6/15/21                                500              537
   Series A
   5.500%, 6/15/22                                500              531
   Series A
   5.625%, 6/15/24                              1,050            1,109
   Series A
   5.750%, 6/15/40                              1,000            1,021
New York State Thruway Authority
   Series A (AMBAC Insured)
   5.000%, 3/15/22                              4,975            5,009
                                                               -------
                                                                10,039
                                                               -------


                       See Notes to Financial Statements

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

OHIO--7.2%
Cuyahoga County, Metrohealth System
   Project Series A (MBIA Insured)
   5.500%, 2/15/12                             $1,000          $ 1,034
Franklin County, American Chemical
   Society Project Development
   5.500%, 10/1/12                              4,600            4,731
State of Ohio Infrastructure Project
   Series 1
   5.750%, 6/15/19                              1,000            1,116

                                                                 6,881

PENNSYLVANIA--6.9%
Delaware River Port Authority of
   Pennsylvania & New Jersey
   (FSA Insured)
   5.750%, 1/1/15                               1,000            1,013
   6.000%, 1/1/17                               5,500            5,565
                                                               -------
                                                                 6,578
                                                               -------


                                              PAR
                                             VALUE              VALUE
                                           ----------          -------

PUERTO RICO--0.4%
Commonwealth of Puerto Rico Housing Finance
   Authority (HUD Insured)
   5.000%, 12/1/16                             $  345          $   341
                                                               -------
SOUTH CAROLINA--1.0%
Lexington One School Facilities Corp.
   5.250%, 12/1/25                              1,000              994
                                                               -------
TEXAS--3.3%
North Texas Tollway Authority Series H
   5.000%, 1/1/42                               1,000              996
Texas Municipal Gas Acquisition & Supply
   Corp. II
   1.400%, 9/15/27(c)                           3,000            2,210
                                                               -------
                                                                 3,206
                                                               -------
VIRGINIA--2.4%
City of Norfolk (MBIA Insured)
   5.875%, 11/1/15                              2,300            2,303
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $101,299)                                      92,136
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $101,299)                                      92,136
-------------------------------------------------------------------------


                                             SHARES             VALUE
                                           ----------          -------

SHORT-TERM INVESTMENTS--2.8%
MONEY MARKET MUTUAL FUNDS--2.8%
AIM Tax-Free Cash Reserve
   Portfolio  (The) -  Institutional
   Shares  (seven-day yield 1.110%)         2,349,161          $ 2,349
Goldman Sachs Financial Square
   Funds - Tax-Free Money Market
   Fund - Select Shares (seven-day
   effective yield 0.974%)                    339,086              339
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(IDENTIFIED COST $2,688)                                         2,688
-------------------------------------------------------------------------
TOTAL INVESTMENTS--99.1
(IDENTIFIED COST $103,987)                                      94,824(a)

Other assets and liabilities, net--0.9%                            766
                                                               -------
NET ASSETS--100.0%                                             $95,590
                                                               =======


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) At December 31, 2008, 34% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FSA 13%, AMBAC 10%.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Illiquid security.
(e) Security in default.


                       See Notes to Financial Statements

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008

                                                PAR
                                               VALUE           VALUE
                                               ------         --------

U.S. GOVERNMENT SECURITIES--13.5%
U.S. Treasury Bond
   7.500%, 11/15/16                            $3,633         $  4,960
   9.000%, 11/15/18                             1,525            2,356
                                                              --------
                                                                 7,316
                                                              --------
U.S. Treasury Note
   3.125%, 9/30/13                              4,400            4,747
   4.000%, 2/15/15                              3,895            4,438
                                                              --------
                                                                 9,185
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $15,919)                                       16,501
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--6.1%
FHLMC REMIC 2835, HB
   5.500%, 8/15/24                              1,330            1,362
FNMA
   6.000%, 5/1/16                                 317              330
   10.500%, 12/1/16                                 1                1
   5.000%, 5/1/18                                 405              420
   9.000%, 3/1/25                                   7                7
   9.000%, 7/1/25                                  38               42
   9.000%, 10/1/25                                  2                2
   5.641%, 1/1/35(c)                            1,184            1,172
FNMA (Interest Only) 97-20
   1.840%, 3/25/27(c)(f)                        1,581               41
FNMA REMIC
   02-73, OE 5.000%, 11/25/17                   1,000            1,009
   97-70, PE 0.000%, 4/25/22                      264              237
GNMA
   9.000%, 8/15/09                                 --(h)            --(h)
   7.000%, 6/15/23                                 36               38
   7.000%, 7/15/23                                  8                8
   7.000%, 9/15/23                                 40               42
   7.000%, 9/15/23                                  7                8
   7.000%, 1/15/24                                 31               33
   7.000%, 5/15/24                                 16               17
   7.000%, 9/15/24                                 34               36
   7.000%, 7/15/25                                 25               27
   7.000%, 7/15/25                                 13               13
   7.000%, 7/15/25                                 18               19
GNMA Structured Securities
   04-67, A 3.648%, 9/16/17                       623              623
   04-108, C 5.039%, 12/16/32(c)                1,905            1,942
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,428)                                         7,429
-------------------------------------------------------------------------
MUNICIPAL BONDS--1.7%

LOUISIANA--1.7%
Public Facilities Authority, 2008-ELL, A1
   4.500%, 2/1/12                               2,100            2,045
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,099)                                         2,045
-------------------------------------------------------------------------


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

ASSET-BACKED SECURITIES--6.4%
Capital Auto Receivables Asset
   Trust 07-3, A4
   5.210%, 3/17/14                             $1,870         $  1,707
Capital One Multi-Asset Execution
   Trust 03-B5, B5
   4.790%, 8/15/13                              2,480            1,922
Citibank Credit Card Issuance Trust
   07-B2, B2
   5.000%, 4/2/12                               1,770            1,606
   07-A5, A5
   5.500%, 6/22/12                              2,160            2,119
E*TRADE RV & Marine Trust 04-1, A3
   3.620%, 10/8/18                                 74               69
USAA Auto Owner Trust 07-2, A3
   4.900%, 2/15/12                                470              464
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,822)                                         7,887
-------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--49.2%

AEROSPACE & DEFENSE--0.4%
Honeywell International, Inc.
   5.625%, 8/1/12                                 500              520
                                                              --------
AUTOMOBILE MANUFACTURERS--0.4%
DaimlerChrysler North America LLC
   5.875%, 3/15/11                                525              458
                                                              --------
COMMUNICATIONS EQUIPMENT--0.9%
Cisco Systems, Inc.
   5.250%, 2/22/11                              1,050            1,090
                                                              --------
CONSUMER FINANCE--6.9%
American General Finance Corp.
   5.400%, 12/1/15                              1,320              493
Boeing Capital Corp.
   6.500%, 2/15/12                              1,270            1,298
Capital One Financial Corp.
   6.150%, 9/1/16                                 980              690
HSBC Finance Corp.
   6.375%, 10/15/11                             1,850            1,820
   4.750%, 7/15/13                                465              424
IBM International Group Capital LLC
   5.050%, 10/22/12                             2,800            2,922
John Deere Capital Corp.
   5.100%, 1/15/13                                750              738
                                                              --------
                                                                 8,385
                                                              --------
DIVERSIFIED BANKS--4.1%
Bank One Corp.
   7.875%, 8/1/10                               1,400            1,467
Wachovia Corp.
   5.300%, 10/15/11                             3,000            2,893
Wells Fargo & Co.
   5.300%, 8/26/11                                600              609
                                                              --------
                                                                 4,969
                                                              --------


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

ELECTRIC UTILITIES--2.3%
Pacific Gas & Electric Co.
   4.200%, 3/1/11                              $1,200         $  1,186
Southern Co. Series A
   5.300%, 1/15/12                              1,575            1,590
                                                              --------
                                                                 2,776
                                                              --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
Constellation Energy Group, Inc.
   6.125%, 9/1/09                               1,000              990
                                                              --------
INTEGRATED OIL & GAS--2.0%
Conoco Funding Co.
   6.350%, 10/15/11                             2,305            2,425
                                                              --------
INTEGRATED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.
   5.625%, 6/15/16                                710              713
Verizon Global Funding Corp.
   7.250%, 12/1/10                              1,250            1,311
                                                              --------
                                                                 2,024
                                                              --------
INVESTMENT BANKING & BROKERAGE--2.5%
Goldman Sachs Group, Inc.
   4.500%, 6/15/10                                675              665
Lehman Brothers Holdings, Inc.
   4.250%, 1/27/10(e)(f)                        1,465              139
   6.200%, 9/26/14(e)(f)                          370               35
Merrill Lynch & Co., Inc.
   6.150%, 4/25/13                              1,250            1,239
Morgan Stanley
   4.000%, 1/15/10                              1,000              971
                                                              --------
                                                                 3,049
                                                              --------
MANAGED HEALTH CARE--1.8%
Wellpoint, Inc.
   5.875%, 6/15/17                              2,400            2,184
                                                              --------
MOVIES & ENTERTAINMENT--2.3%
Disney Walt Co. (The)
   5.625%, 9/15/16                                935              970
Time Warner Cos., Inc.
   7.250%, 10/15/17                             1,955            1,794
                                                              --------
                                                                 2,764
                                                              --------
MULTI-UTILITIES--1.7%
Consolidated Edison Company of
   New York, Inc. 06-C
   5.500%, 9/15/16                              2,165            2,145
                                                              --------
OIL & GAS EXPLORATION & PRODUCTION--1.3%
Devon Financing Corp. ULC
   6.875%, 9/30/11                              1,550            1,564
                                                              --------
OIL & GAS STORAGE & TRANSPORTATION--1.1%
DCP Midstream LLC
   7.875%, 8/16/10                              1,380            1,357
                                                              --------


                       See Notes to Financial Statements

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                                PAR
                                               VALUE           VALUE
                                               ------         --------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.8%
Bank of America Corp.
   6.250%, 4/15/12                             $1,065         $  1,094
General Electric Capital Corp.
   4.875%, 3/4/15                                 230              224
International Lease Finance Corp.
   5.625%, 9/20/13                              1,480              988
JPMorgan Chase & Co.
   3.800%, 10/2/09                                480              478
   5.125%, 9/15/14                              1,920            1,860
                                                              --------
                                                                 4,644
                                                              --------
PACKAGED FOODS & MEATS--2.3%
Heinz (H.J.) Co.
   5.350%, 7/15/13                              1,220            1,210
Kellogg Co. Series B
   6.600%, 4/1/11                               1,500            1,570
                                                              --------
                                                                 2,780
                                                              --------
PHARMACEUTICALS--3.0%
Abbott Laboratories
   5.875%, 5/15/16                              2,300            2,491
Schering-Plough Corp.
   5.550%, 12/1/13                              1,135            1,143
                                                              --------
                                                                 3,634
                                                              --------
RAILROADS--2.0%
Burlington Northern Santa Fe Corp.
   6.750%, 7/15/11                                690              701
CSX Corp.
   6.750%, 3/15/11                              1,780            1,773
                                                              --------
                                                                 2,474
                                                              --------
REGIONAL BANKS--2.3%
National City Bank
   4.625%, 5/1/13                               1,345            1,103
Union Planters Corp.
   7.750%, 3/1/11                               1,750            1,676
                                                              --------
                                                                 2,779
                                                              --------
RESIDENTIAL REITS--0.2%
AvalonBay Communities, Inc.
   5.750%, 9/15/16                                425              284
                                                              --------
RETAIL REITS--1.4%
Simon Property Group LP
   4.600%, 6/15/10                              1,500            1,337
   5.750%, 5/1/12                                 445              356
                                                              --------
                                                                 1,693
                                                              --------
SPECIALIZED FINANCE--2.5%
Caterpillar Financial Service Corp.
   5.125%, 10/12/11                             1,000              971
CIT Group, Inc.
   3.375%, 4/1/09                               1,620            1,571
   5.000%, 2/13/14                                710              516
                                                              --------
                                                                 3,058
                                                              --------


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Home Loans, Inc.
   4.125%, 9/15/09                             $1,985         $  1,962
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $64,553)                                       60,008
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--19.1%
Adjustable Rate Mortgage Trust 05-11, 2A42
   5.326%, 2/25/36 (c)                          4,455            1,628
Bear Stearns Commercial
   Mortgage Securities, Inc.
   06-T22, A4
   5.464%, 4/12/38(c)                           2,275            1,945
   06-PW14 AAB
   5.171%, 12/11/38                               955              708
   07-PW15, A2
   5.205%, 2/11/44                              1,450            1,130
Countrywide Alternative Loan
   Trust 04-22CB, 1A1
   6.000%, 10/25/34                             1,823            1,366
Countrywide Asset-Backed
   Certificates 06-1, AF2
   5.281%, 7/25/36 (c)(f)                         244              243
DLJ Mortgage Acceptance
   Corp. 96-M, 1 144A
   0.000%, 11/28/11 (b)(c)(g)                      14               10
First Horizon Alternative Mortgage
   Security 05-FA8, 1A18
   5.500%, 11/25/35                             1,756            1,621
GMAC Mortgage Corp. Loan
   Trust 05-AR3, 3A3
   4.855%, 6/19/35 (c)                          1,112              907
GSR Mortgage Loan
   Trust 04-10F, 1A1
   4.500%, 8/25/19                              1,022              984
Lehman Brothers-UBS Commercial
   Mortgage Trust
   01-C2, A1
   6.270%, 6/15/20                                184              183
   05-C2, A2
   4.821%, 4/15/30                              2,014            1,912
   05-C5, A3
   4.964%, 9/15/30                                797              655
Morgan Stanley Capital
   I06-T23, A2
   5.742%, 8/12/41 (c)                          1,770            1,521
Morgan Stanley Mortgage Loan
   Trust 06-7, 5A2
   5.962%, 6/25/36 (c)(f)                       1,800              938
Residential Funding Mortgage
   Securities II, Inc. 01-HS2, A5
   7.420%, 4/25/31 (c)(f)                         439              423
Structured Asset Securities Corp.
   03-34A, 6A
   5.068%, 11/25/33(c)                          1,730            1,466
   05-2XS, 2A2
   5.150%, 2/25/35(c)(f)                          926              429
   05-4XS, 3A2
   4.270%, 3/25/35(c)(f)                        2,232            2,073


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

Structured Asset Securities
   Corp. (Interest Only)
   98-RF3, A 144A
   6.100%, 6/15/28 (b)(g)                      $1,168         $     70
Washington Mutual Alternative Mortgage
   Pass-Through Certificates 05-6, 2A7
   5.500%, 8/25/35                              2,266
                                                                 1,972
Wells Fargo Mortgage Backed Securities
   Trust 05-AR10, 2A19
   3.622%, 6/25/35 (c)                          1,143            1,117
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $30,497)                                       23,301
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--2.6%

CANADA--1.6%
Rogers Communications, Inc.
   7.250%, 12/15/12                             2,000            1,954
                                                              --------
UNITED STATES--1.0%
CRH America, Inc.
   5.625%, 9/30/11                              1,520            1,186
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,633)                                         3,140
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $132,951)                                     120,311
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.3%


                                              SHARES
                                            ---------
MONEY MARKET MUTUAL FUNDS--1.3%
AIM Short Term Investment
   Treasury-Liquid Assets Portfolio
   (The) - Institutional Shares
   (seven-day effective yield 1.709%)          61,721               62
BlackRock Liquidity Funds Tempfund
   Portfolio (seven-day effective
   yield 1.729%)                            1,473,782            1,474
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,536)                                         1,536
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $134,487)                                     121,847(a)

Other assets and liabilities, net--0.1%                            138
                                                              --------
NET ASSETS--100.0%                                            $121,985
                                                              ========


                   See the footnote legend on the next page.


                       See Notes to Financial Statements

                      VIRTUS SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008: these securities amounted to a value of $80 or 0.1% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Security in default.
(f) Illiquid security.
(g) Illiquid and restricted security. At December 31, 2008, these securities amounted to a value of $80 or 0.1% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h) Amounts are less than $500 (not reported in thousands).


                       See Notes to Financial Statements

                          VIRTUS TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008

($ reported in thousands)

                                                PAR
                                               VALUE           VALUE
                                               ------         --------

MUNICIPAL BONDS(c)--98.7%

ALABAMA--2.9%
City of Birmingham Series A
   5.500%, 8/1/25                              $1,000          $ 1,017
Jefferson County Limited Obligation
   Series A
   5.250%, 1/1/17                               3,000            1,665
                                                               -------
                                                                 2,682
                                                               -------
ARIZONA--1.7%
Glendale Western Loop 101 Public
   Facilites Corp. Series A
   6.250%, 7/1/38                                 750              751
Health Facilities Authority Phoenix
   Children's Hospital Series B
   1.750%, 2/1/42 (d)                           1,000              792
                                                               -------
                                                                 1,543
                                                               -------
ARKANSAS--0.0%
Lonoke County Residential Housing
   Facilities Board Series A-2
   (FNMA Collateralized)
   7.900%, 4/1/11                                  14               14
Stuttgart Public Facilities Board
   Series A-2 (FNMA Collateralized)
   7.900%, 9/1/11                                   4                4
                                                               -------
                                                                    18
                                                               -------
CALIFORNIA--5.2%
Los Angeles Municipal Improvement Corp.
   (FGIC Insured)
   5.000%, 8/1/24                               1,100            1,074
South Gate Utility Authority
   (FGIC Insured)
   0.000%, 10/1/19                              1,385              817
State of California
   5.500%, 3/1/27                               3,000            2,936
                                                               -------
                                                                 4,827
                                                               -------
COLORADO--1.3%
Public Authority For Energy
   6.250%, 11/15/28                               650              524
State Health Facilities Authority,
   Catholic Health Initiatives Series D
   6.250%, 10/1/33                                550
                                                                   544
State Public Highway Authority E-470
   Series B (MBIA Insured)
   0.000%, 9/1/29                                 665              114
                                                               -------
                                                                 1,182
                                                               -------
CONNECTICUT--1.1%
Mashantucket Western Pequot Tribe
   Series B 144A
   5.600%, 9/1/09 (b)                           1,000              983
                                                               -------


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

FLORIDA--3.2%
Miami-Dade County Educational Facilities
   Authority Series A
   5.750%, 4/1/28                              $2,000          $ 1,890
Miami-Dade County Expressway Authority
   (FGIC Insured)
   6.000%, 7/1/14                               1,000            1,042
                                                               -------
                                                                 2,932
                                                               -------
GEORGIA--2.8%
Athens-Clarke County Unified Government
   Water and Sewer Authority
   5.625%, 1/1/28                               1,500            1,548
Chatham County Hospital Authority, Memorial
   Medical Health Center Series A
   6.125%, 1/1/24                               1,280              922
Main Street Natural Gas, Inc.
   Series A
   6.250%, 7/15/33 (e)(f)                         840              109
                                                               -------
                                                                 2,579
                                                               -------
ILLINOIS--15.4%
Chicago Board of Education Certificates of
   Participation Series B-2 (MBIA Insured)
   6.000%, 1/1/20                                 580              666
Kendall County Forest Preserve District
   (FGIC Insured)
   5.250%, 1/1/23                               4,000            4,072
Metropolitan Pier & Exposition Authority
   Series A
   5.500%, 6/15/27                              1,000            1,000
O'Hare International Airport Third Lien
   Series A (MBIA Insured)
   5.250%, 1/1/26                               1,500            1,352
State Finance Authority
   (XLCA Insured)
   5.000%, 7/1/23                                 500              485
State Finance Authority University of
   Chicago Series A
   5.000%, 7/1/26                               1,000            1,006
State Finance Authority Rush University
   Medical Center Series B (MBIA Insured)
   5.250%, 11/1/35                              1,000              796
State Finance Authority Edward's Hospital
   Series A (AMBAC Insured)
   5.500%, 2/1/40                               1,000              748
State Toll Highway Authority
   Series A-1 (FSA Insured)
   5.000%, 1/1/21                               3,050            3,128
   Series B
   5.500%, 1/1/33                               1,000              986
                                                               -------
                                                                14,239
                                                               -------
INDIANA--2.6%
Finance Authority Health System, Sisters
   of St. Francis Health Care Series C
   5.000%, 11/1/23                              2,000            1,783


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

INDIANA--CONTINUED
Health Educational Facilities Financing
   Authority, Sisters of St. Francis
   Healthcare Series E (FSA Insured)
   5.250%, 5/15/41                             $  350          $   324
Health Educational Facilities Financing
   Authority, Sisters of St. Francis
   Healthcare Services (FSA Insured)
   5.250%, 11/1/29                                300              288
                                                               -------
                                                                 2,395
                                                               -------
KENTUCKY--5.7%
Louisville & Jefferson County Metropolitan
   Government Healthcare Facilities Jewish
   Hospital St. Mary's Healthcare
   5.750%, 2/1/27                               4,800            4,077
State Municipal Power Agency, Prairie
   State Project Series A (MBIA Insured)
   5.250%, 9/1/42                               1,400            1,193
                                                               -------
                                                                 5,270
                                                               -------
LOUISIANA--1.2%
Local Government Environmental Facilities &
   Community Development Authority (AMBAC
   Insured)
   5.250%, 12/1/18                              1,000            1,077
                                                               -------
MAINE--0.4%
State of Maine TransCap Program
   Series A
   5.500%, 9/1/23                                 400              419
                                                               -------
MARYLAND--1.5%
City of Baltimore, Convention Center
   Series A (XLCA Insured)
   5.250%, 9/1/22                               2,000            1,441
                                                               -------
MASSACHUSETTS--2.2%
State Health & Educational Facilities
   Authority, Harvard University Series A
   5.500%, 11/15/36                             2,000            2,074
                                                               -------
MICHIGAN--9.7%
Detroit Water Supply System Senior Lien
   Series B (BHAC Insured)
   5.250%, 7/1/35                               1,000              952
Michigan Strategic Fund Series A
   (Assured Guaranteed Insured)
   5.250%, 10/15/23                             2,250            2,293
State Hospital Finance Authority
   Chelsea Community Hospital
   5.375%, 5/15/19                              3,000            2,304
State Hospital Finance Authority
   McLaren Health Care
   5.625%, 5/15/28                              1,500            1,296


                       See Notes to Financial Statements

                          VIRTUS TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                                PAR
                                               VALUE           VALUE
                                               ------         --------

MICHIGAN--CONTINUED
State of Michigan Series B
   (AMBAC Insured)
   5.250%, 12/1/22                             $  115          $   119
State of Michigan (FSA Insured)
   5.250%, 9/15/21                              2,000            2,025
                                                               -------
                                                                 8,989
                                                               -------
MISSOURI--2.6%
Metropolitan St. Louis Sewer District
   Wasterwater System Series A
   5.750%, 5/1/38                               2,000            2,073
State Health & Educational Facilities
   Authority Washington University Series A
   5.375%, 3/15/39                                300              308
                                                               -------
                                                                 2,381
                                                               -------
NEW HAMPSHIRE--0.8%
State Health & Education Facilities
   Authority, Exeter Project
   6.000%, 10/1/24                                750              717
                                                               -------
NEW JERSEY--8.8%
Camden County Municipal Utilities Authority
   Series B (FGIC Insured)
   0.000%, 9/1/11                               2,700            2,507
State Economic Development Authority
   Series P
   5.250%, 9/1/19                               1,855            1,926
State Transportation Trust Fund Authority
   Series A
   5.500%, 12/15/21                             3,000            3,162
   Series A
   5.250%, 12/15/22                               500              505
                                                               -------
                                                                 8,100
                                                               -------
NEW YORK--11.1%
City of New York Series E-1
   6.250%, 10/15/28                             1,000            1,033
Metropolitan Transportation Authority
   Series C
   6.250%, 11/15/23                             3,000            3,162
New York City Industrial Development
   Agency, Queens Baseball Stadium
   Project (AMBAC Insured)
   5.000%, 1/1/31                                 450              320
New York City Municipal Water Finance
   Authority Series A
   5.750%, 6/15/40                              5,590            5,708
                                                               -------
                                                                10,223
                                                               -------


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

PENNSYLVANIA--0.8%
Chester County Health & Education
   Facilities Authority, Chester County
   Hospital
   Series A
   6.750%, 7/1/31                              $1,000          $   748
                                                               -------
PUERTO RICO--1.3%
Commonwealth of Puerto Rico Series A
   5.250%, 7/1/22                               1,500            1,241
                                                               -------
SOUTH CAROLINA--1.4%
Lexington School One Facilities Corp.
   5.250%, 12/1/28                              1,300            1,264
                                                               -------
TENNESSEE--1.9%
Metropolitan Government Nashville & Davidson
   County Health & Educational Facilities
   Board (AMBAC Insured)
   6.000%, 12/1/16                              1,500            1,721
                                                               -------
TEXAS--10.8%
Dallas Independent School District
   (PSF Guaranteed)
   5.250%, 2/15/30                              2,050            2,083
Forney Independent School District
   (PSF Guaranteed)
   Series A
   5.750%, 8/15/33                                750              776
   Series A
   6.000%, 8/15/37                              2,000            2,101
Harris County Health Facilities Development
   Corp., Memorial Hermann Healthcare
   System Series B
   7.250%, 12/1/35                              2,450            2,490
Leander Independent School District
   (PSF Guaranteed)
   0.000%, 8/15/24                              5,000            1,852
North Texas Tollway Authority Series I
   (Assured Guarantee Insured)
   0.000%, 1/1/42                               1,000              635
                                                               -------
                                                                 9,937
                                                               -------
WISCONSIN--2.3%
State Health & Educational Facilities
   Authority, Howard Young
   (Radian Insured)
   5.000%, 8/15/18                              2,150            2,126
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $96,479)                                       91,108
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $96,479)                                       91,108
-------------------------------------------------------------------------


                                                PAR
                                               VALUE           VALUE
                                               ------         --------

SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
AIM Tax-Free Cash Reserve Portfolio
   (The) - Institutional Shares
   (seven-day yield 1.110%)                   624,827          $   625
Goldman Sachs Financial Square
   Funds - Tax-Free Money Market
   Fund - Select Shares (seven-day
   effective yield 0.974%)                     91,447               91
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $716)                                             716
-------------------------------------------------------------------------
TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $97,195)                                       91,824(a)

Other assets and liabilities, net--0.5%                            467
                                                               -------
NET ASSETS--100.0%                                             $92,291
                                                               =======


                   See the footnote legend on the next page.


                       See Notes to Financial Statements

                          VIRTUS TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $983 or 1.1% of net assets.
(c) At December 31, 2008, 64% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FGIC 10%.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Illiquid security.
(f) Security in default.


                       See Notes to Financial Statements

                  VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                               PAR
                                              VALUE            VALUE
                                             --------        ---------

FEDERAL AGENCY SECURITIES--16.9%
FFCB
   3.750%, 1/15/09                           $  6,000        $   6,007
FHLB
   2.740%, 2/2/09(c)                           15,000           14,963
   2.625%, 4/30/09                             20,000           20,000
   2.750%, 5/7/09                              10,000           10,000
FHLMC
   3.200%, 6/30/09                             20,000           20,000
   0.590%, 7/7/09(c)                           20,000           19,939
FNMA
   2.100%, 1/5/09(c)                           20,000           19,995
-------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $110,904)                                     110,904
-------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES - VARIABLE(b)(d)--39.7%
FFCB
   1.100%, 1/2/09                              20,000           20,000
   0.408%, 1/20/09                             14,000           14,000
   0.324%, 1/23/09                             20,000           20,000
   0.571%, 1/26/09                             20,000           20,000
   0.421%, 1/28/09                             20,000           20,000
FHLB
   1.766%, 1/6/09                              20,000           19,998
   3.654%, 1/23/09                             20,000           20,011
   3.585%, 1/30/09                             20,000           20,000
   2.189%, 3/10/09                             20,000           20,012
FHLMC
   1.790%, 1/5/09                              20,000           20,020
   0.935%, 1/16/09                             25,000           24,995
   0.854%, 1/20/09                             20,000           20,000
Overseas Private Investment Corp.
   0.650%, 1/7/09                              22,041           22,041
-------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $261,077)                                     261,077
-------------------------------------------------------------------------


                                               PAR
                                              VALUE            VALUE
                                             --------        ---------

REPURCHASE AGREEMENTS--34.3%
Bank of America Corp. 0.080%
   dated 12/31/08, due 1/2/09
   repurchase price $100,727
   collateralized by FNMA
   6.000%, 10/1/38 total market
   value $102,741.                           $100,726         $100,726
Goldman Sachs Group, 0.060%
   dated 12/31/08, due 1/2/09,
   repurchase price $125,001
   collaterialzed by FNMA
   4.500%-7.000%, 9/1/13-12/1/38
   and FMAC
   4.500%-7.000% 7/1/13-12/1/38,
   total market value $127,500.               125,000          125,000
-------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $225,726)                                     225,726
-------------------------------------------------------------------------


                                             SHARES            VALUE
                                           ----------         --------

MONEY MARKET MUTUAL FUNDS--9.1%
AIM Short-Term Investment Treasury
   Portfolio (The) - Institutional
   Shares (seven-day effective
   yield 0.450%)                           30,028,000        $  30,028
Goldman Sachs Financial Square
   Funds - Treasury Instruments Fund
   (seven-day effective yield 0.520%)      30,036,397           30,036
-------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $60,064)                                       60,064
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $657,771)                                     657,771(a)

Other assets and liabilities, net--0.0%                            272
                                                             ---------
NET ASSETS--100.0%                                           $ 658,043
                                                             =========


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The rate shown is the discount rate.
(d) The date shown represents next interest reset date.


                       See Notes to Financial Statements

                        VIRTUS INSIGHT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

COMMERCIAL PAPER(f)--43.6%
Bryant Park Funding LLC
   0.750%, 1/8/09                            $ 75,000       $   74,989
Chariot Funding LLC
   1.400%, 1/5/09                              51,000           50,992
   0.450%, 1/14/09                             17,000           16,997
   1.400%, 1/22/09                             26,000           25,979
ConocoPhillips Holdings Co.
   0.750%, 1/9/09                              30,000           29,995
   0.250%, 1/14/09                             20,000           19,998
   0.750%, 1/16/09                             16,000           15,995
   0.950%, 1/30/09                             25,000           24,981
Enterprise Funding LLC
   1.700%, 1/14/09                             30,000           29,982
   1.400%, 1/20/09                             25,000           24,981
   1.400%, 2/2/09                              20,000           19,975
Jupiter Securitization Corp.
   1.400%, 1/14/09                             25,000           24,987
   1.400%, 1/28/09                             25,000           24,974
Kitty Hawk Funding Corp.
   0.600%, 1/23/09                              8,058            8,055
   1.430%, 1/23/09                             20,653           20,635
   1.500%, 1/27/09                             23,957           23,931
Market Street Funding Corp.
   1.000%, 1/23/09                             12,000           11,993
   1.850%, 2/3/09                              30,000           29,949
   1.500%, 2/5/09                              25,000           24,963
   1.850%, 2/12/09                             30,000           29,935
Merrill Lynch & Co.
   (FDIC Guaranteed)
   2.220%, 1/21/09                             90,000           89,889
Morgan Stanley & Co.
   3.240%, 1/20/09                             75,000           74,872
Park Avenue Receivables Corp.
   1.400%, 1/7/09                              55,000           54,987
   1.250%, 1/21/09                             25,000           24,983
Ranger Funding Co., LLC
   1.400%, 1/26/09                             20,000           19,981
   1.500%, 1/26/09                             35,000           34,963
Salisbury Receivables LLC
   0.250%, 1/5/09                               9,604            9,604
Sheffield Receivables Corp.
   0.400%, 1/15/09                             20,000           19,997
Solitaire Funding LLC
   1.300%, 3/18/09                            100,000           99,726


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

Swedish Export Credit Corp.
   1.550%, 1/20/09                           $ 35,000       $   34,971
   1.500%, 1/22/09                             30,000           29,974
Yorktown Capital LLC
   1.400%, 1/13/09                             25,000           24,988
   1.500%, 1/23/09                             35,000           34,968
-------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,088,189)                                 1,088,189
-------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--10.1%
FHLB
   3.654%, 1/23/09(c)                          80,000           80,044
   3.585%, 1/30/09(c)                          80,000           80,000
   2.189%, 3/10/09(c)                          80,000           79,992
FHLMC
   3.200%, 6/30/09                             13,230           13,230
-------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $253,266)                                     253,266
-------------------------------------------------------------------------

MEDIUM TERM NOTES--31.0%
BP Capital Markets plc
   (United Kingdom)
   2.284%, 3/11/09(c)(d)(e)                    75,000           75,000
General Electric Capital Corp.
   1.888%, 1/9/09(c)(d)                        75,000           75,000
Goldman Sachs Group, Inc. (The)
   1.140%, 1/5/09(c)(g)                       100,000          100,000
IBM International Group Capital LLC 144A
   2.389%, 2/26/09(b)(c)(d)                   100,000          100,000
Nordea Bank AB 144A (Sweden)
   3.891%, 1/24/09(b)(c)(d)(e)                150,000          150,000
Rabobank Nederland 144A (Netherlands)
   2.578%, 2/9/09(b)(c)(d)(e)                  75,000           75,000
Royal Bank of Canada
   3.215%, 1/2/09(c)(d)                        75,000           75,000
Wells Fargo & Co.
   3.552%, 2/1/09                             125,000          125,021
-------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $775,021)                                     775,021
-------------------------------------------------------------------------


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

CERTIFICATES OF DEPOSIT--3.4%
Barclays Bank plc
   (United Kingdom)
   1.495%, 1/15/09(c)(e)                     $ 85,000       $   85,000
-------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $85,000)                                       85,000
-------------------------------------------------------------------------

REPURCHASE AGREEMENTS--2.1%
Bank of America Corp. 0.080%
   dated 12/31/08, due 1/2/09,
   repurchase price $52,116
   collateralized by FMAC
   5.000%, 1/7/35 market value
   $53,158                                     52,116           52,116
-------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $52,116)                                       52,116
-------------------------------------------------------------------------


                                            SHARES
                                          -----------
MONEY MARKET MUTUAL FUNDS--9.6%
AIM Short-Term Investments Liquid
   Assets Portfolio (The) Institutional
   Shares (seven-day effective
   yield 1.710%)                          120,044,138          120,044
Goldman Sachs Financial Square Money
   Market - Select Shares (seven-day
   effective yield 1.650%)                120,100,000          120,100
-------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $240,144)                                     240,144
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $2,493,736)                                 2,493,736(a)

Other assets and liabilities, net--0.2%                          4,047
                                                            ----------
NET ASSETS--100.0%                                          $2,497,783
                                                            ==========


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $325,000 or 13.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The date shown represents next interest reset date.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(f) The rate shown is the discount rate.
(g) Illiquid security.

                       See Notes to Financial Statements

                  VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008


($ reported in thousands)

                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

COMMERCIAL PAPER - MUNICIPAL(b)--8.8%

FLORIDA--0.3%
Palm Beach County School District
   0.700%, 3/12/09                           $  3,450       $    3,450
                                                            ----------
ILLINOIS--1.4%
Health Facilities Authority
   2.700%, 1/23/09                             20,000           20,000
                                                            ----------
MARYLAND--1.0%
Baltimore County
   0.800%, 3/12/09                              6,425            6,425
   0.800%, 3/12/09                              8,000            8,000
                                                            ----------
                                                                14,425
                                                            ----------
MASSACHUSETTS--0.1%
Massachusetts Water Resources Authority
   0.700%, 3/9/09                               1,500            1,500
                                                            ----------
MISSISSIPPI--0.9%
Claiborne County, Pollution Control Board
   2.750%, 1/8/09                              12,900           12,900
                                                            ----------
TEXAS--4.7%
Austin Independent School District
   2.700%, 2/12/09                             10,000           10,000
University of North Texas
   0.600%, 1/29/09                             12,850           12,850
University of Texas
   2.000%, 1/12/09                             20,000           20,000
   1.500%, 1/7/09                              10,000           10,000
   0.400%, 1/8/09                              14,000           14,000
                                                            ----------
                                                                66,850
                                                            ----------
WISCONSIN--0.4%
City of Milwaukee
   0.700%, 3/12/09                              6,000            6,000
-------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $125,125)                                     125,125
-------------------------------------------------------------------------

VARIABLE RATE DEMAND OBLIGATIONS -
MUNICIPAL(c)(d)--81.8%

ALABAMA--1.9%
Chatom Industrial Development Board
   Pollution Control Electric Cooperative,
   Inc.
   Series C
   6.000%, 6/1/09                               9,200            9,200
   Series 07 C
   2.000%, 2/1/09                              15,000           15,000
Chatom Industrial Development Board
   Pollution Control Electric Cooperative,
   Inc. (National Rural Utilities Co.
   Guaranty)
   1.500%, 1/7/09                               2,305            2,305
                                                            ----------
                                                                26,505
                                                            ----------


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

ALASKA--1.9%
City of Valdez Exxon Pipeline Project
   0.770%, 1/2/09                            $  5,000       $    5,000
City of Valdez Marine Terminal
   0.770%, 1/2/09                              18,920           18,920
State Housing Finance Corp. University of
   Alaska Series A
   0.500%, 1/7/09                               3,600            3,600
                                                            ----------
                                                                27,520
                                                            ----------
ARIZONA--1.0%
State Board of Regents, Series B
   0.670%, 1/7/09                               7,300            7,300
State Health Facilities Authority,
   Banner Health Series B
   0.650%, 1/7/09                               8,000            8,000
                                                            ----------
                                                                15,300
                                                            ----------
COLORADO--0.4%
City of Aurora, The Children's Hospital
   Series C
   0.800%, 1/2/09                               5,890            5,890
                                                            ----------
CONNECTICUT--0.4%
State Health & Education Facilities
   Authority, Yale University
   Series U
   0.250%, 1/7/09                               3,100            3,100
   Series V-2
   0.700%, 1/2/09                               2,600            2,600
                                                            ----------
                                                                 5,700
                                                            ----------
FLORIDA--5.2%
Broward County School Board Certificate
   of Participation Series D (FSA Insured)
   4.100%, 1/2/09                               8,725
                                                                 8,725
City of West Palm Beach, Utility System
   Series C (Assured Guaranty Insured)
   1.250%, 1/7/09                              10,000
                                                                10,000
Dade County Industrial Development
   Authority, Florida Power & Light Co.
   1.250%, 1/2/09                              20,000           20,000
JEA Water & Sewer System Series B-1
   0.720%, 1/7/09                               9,670            9,670
St. Lucie County Pollution Control,
   Florida Power & Light Co. Project
   1.120%, 1/2/09                              25,000           25,000
                                                            ----------
                                                                73,395
                                                            ----------
GEORGIA--3.4%
Burke County Development Authority,
   Pollution Control Vogtle Power Plant
   Series 1
   2.100%, 3/1/09(e)                           11,000           11,000


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

GEORGIA--CONTINUED
Metropolitan Atlanta Rapid Transit
   Authority Series A
   1.000%, 1/7/09                            $ 37,070       $   37,070
                                                            ----------
                                                                48,070
                                                            ----------
ILLINOIS--11.9%
Chicago O'Hare International Airport
   1.250%, 1/7/09                              10,000           10,000
Educational Facilities Authority, Arts
   Club of Chicago
   0.800%, 1/7/09                               8,000            8,000
Educational Facilities Authority,
   Field Museum of Natural History
   0.750%, 1/7/09                              16,500           16,500
Finance Authority, Bradley University
   Series A
   1.380%, 1/2/09                              10,000           10,000
Finance Authority, Children's Memorial
   Hospital Series D 0.900%, 1/2/09             8,300            8,300
Finance Authority, Lake Forest Academy
   0.900%, 1/7/09                               5,000            5,000
Finance Authority, Lake Forest Country
   Day School
   0.900%, 1/7/09                               3,250            3,250
Finance Authority, McGraw YMCA Evanston
   Project
   1.450%, 1/7/09                               4,000            4,000
Finance Authority, North Park University
   0.850%, 1/7/09                              22,600           22,600
Finance Authority, North Shore University
   Health System Series C
   1.100%, 1/2/09                              10,000           10,000
Finance Authority, Northwest Community
   Hospital Series C
   0.750%, 1/2/09                               5,700            5,700
Finance Authority, Northwestern Healthcare
   Corp.- Evanston Series A
   1.100%, 1/2/09                              20,000           20,000
Finance Authority, Northwestern University
   Subseries C
   0.400%, 1/7/09                               3,000            3,000
Finance Authority, Resurrection Health
   Care Class B
   1.820%, 1/2/09                              18,100           18,100
Health Facilities Authority, Advocate
   Health Care Network Class A
   1.820%, 7/2/09(e)                            9,425            9,425
Health Facilities Authority, Northwestern
   Memorial Healthcare Series C
   1.100%, 1/2/09                              15,000           15,000
                                                            ----------
                                                               168,875
                                                            ----------
INDIANA--3.4%
Finance Authority, Trinity Health
   Series D-2
   1.000%, 1/2/09                              13,965           13,965


                       See Notes to Financial Statements

                  VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

INDIANA--CONTINUED
Health Facilities Finance Authority,
   Ascension Health Credit Group
   Series A-1
   0.450%, 1/7/09                            $ 10,800       $   10,800
Health System Finance Authority, Sisters
   of St. Francis Health Services, Inc
   Series F
   0.850%, 1/2/09                               2,640            2,640
   Series G
   0.850%, 1/2/09                               2,250            2,250
   Series I
   0.670%, 1/7/09                               3,600            3,600
   Series J
   0.850%, 1/2/09                               4,500            4,500
State Educational Facilities Authority,
   Wabash College Project
   1.180%, 1/2/09                              10,000           10,000
                                                            ----------
                                                                47,755
                                                            ----------
IOWA--0.3%
State Finance Authority Health Facilities
   Series A-1 (Assured Guaranty Insured)
   0.950%, 1/7/09                               4,425            4,425
                                                            ----------
KENTUCKY--1.4%
Mason County Pollution Control East
   Kentucky Power Cooperative, Inc.
   Series B-2
   1.500%, 1/7/09                               6,370            6,370
   Series B-3
   1.500%, 1/7/09                               3,610            3,610
   Series B-1
   1.500%, 1/7/09                               4,100            4,100
Trimble County, Association of Counties
   Leasing Trust Series A
   1.100%, 1/2/09                               5,575            5,575
                                                            ----------
                                                                19,655
                                                            ----------
LOUISIANA--1.0%
Public Facilities Authority, Christus Health
   Series D1
   1.030%, 1/2/09                               7,900            7,900
   Series D2
   0.850%, 1/2/09                               6,250            6,250
                                                            ----------
                                                                14,150
                                                            ----------
MARYLAND--2.1%
State Economic Development Corp.
   Howard Medical Institute
   Series A
   0.450%, 1/7/09                               9,500            9,500
Washington Suburban Sanitary Commission
   Series A-10
   0.750%, 1/7/09                              20,000           20,000
                                                            ----------
                                                                29,500
                                                            ----------
MASSACHUSETTS--2.3%
Commonwealth of Massachusetts
   Series A
   1.200%, 1/2/09                              18,000           18,000
   Series B
   1.150%, 1/2/09                              15,000           15,000
                                                            ----------
                                                                33,000
                                                            ----------


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

MICHIGAN--4.6%
Oakland County Economic Development
   Corp.
   3.050%, 1/2/09                            $ 22,000       $   22,000
State Finance Authority Ascension
   Hospital Series B-4
   0.450%, 1/7/09                              10,500           10,500
State Strategic Fund Ltd.
   0.750%, 1/7/09                               5,700            5,700
University of Michigan Hospital
   Series B
   0.800%, 1/2/09                              15,000           15,000
   Series A
   1.100%, 1/2/09                              11,585           11,585
                                                            ----------
                                                                64,785
                                                            ----------
MINNESOTA--0.9%
City of St. Cloud, Central Care Health
   System Series B (Assured Guaranty
   Insured)
   1.230%, 1/7/09                               5,305            5,305
Minneapolis & St. Paul Housing &
   Redevelopment Authority Health Care
   System, Allina Health System
   Series C1
   0.650%, 1/2/09                               7,375            7,375
                                                            ----------
                                                                12,680
                                                            ----------
MISSISSIPPI--2.8%
Hospital Equipment & Facilities Authority,
   North Mississippi Health Services
   Series 1
   0.850%, 1/2/09                              13,400           13,400
Hospital Equipment & Facilities Authority,
   North Mississippi Medical Center
   0.800%, 1/7/09                              15,700           15,700
Jackson County, Pollution Control,
   Chevron U.S.A., Inc. Project
   Series 93
   1.100%, 1/2/09                               5,600            5,600
   Series 92
   1.000%, 1/2/09                               5,000            5,000
                                                            ----------
                                                                39,700
                                                            ----------
MISSOURI--3.1%
Bi-State Development Agency Metro Link
   Cross Country Project Series A
   (FSA Insured)
   6.000%, 1/7/09                              18,950           18,950
St. Louis County Industrial Development &
   Educational Facilities Whitefield
   School, Inc. Series B
   1.200%, 1/7/09                               1,100            1,100
State Health & Educational Facilities
   Authority, Sisters of Mercy Health
   System Series H
   0.710%, 1/7/09                               8,300            8,300


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

MISSOURI--CONTINUED
State Health & Educational Facilities
   Authority, St. Louis University
   Series B-1
   1.100%, 1/2/09                            $  5,850       $    5,850
   Series A-2
   1.100%, 1/2/09                               1,300            1,300
State Health & Educational Facilities
   Authority, Washington University
   Series B
   1.200%, 1/2/09                               5,900            5,900
   Series A
   1.200%, 1/2/09                               3,100            3,100
                                                            ----------
                                                                44,500
                                                            ----------
NEVADA--1.6%
Clark County School District
   Series B (FSA Insured)
   1.650%, 1/2/09                              10,000           10,000
Las Vegas Valley Water District
   Series B
   1.100%, 1/2/09                              11,700           11,700
                                                            ----------
                                                                21,700
                                                            ----------
NEW MEXICO--1.4%
State Hospital Equipment Loan
   Council, Presbyterian Healthcare System
   Series C
   0.800%, 1/7/09                               9,000            9,000
   Series D
   0.800%, 1/7/09                              10,700           10,700
                                                            ----------
                                                                19,700
                                                            ----------
NEW YORK--4.2%
City of New York Subseries A-10
   0.830%, 1/2/09                               1,200            1,200
Metropolitan Transportation Authority
   0.850%, 1/2/09                               8,500            8,500
Municipal Water Finance Authority
   Series C
   1.170%, 1/2/09                              11,200           11,200
   Subseries B-4
   0.960%, 1/2/09                               6,900            6,900
State Housing Finance Agency
   Series A
   0.650%, 1/7/09                              19,600           19,600
   Series G
   0.700%, 1/7/09                               6,700            6,700
Transitional Finance Authority,
   Building Aid Subseries 3-3D
   2.150%, 1/7/09                               5,200            5,200
                                                            ----------
                                                                59,300
                                                            ----------
NORTH CAROLINA--1.8%
State of North Carolina Series C
   0.850%, 1/7/09                              24,800           24,800
                                                            ----------
OHIO--0.9%
Franklin County, Holy Cross Health
   System
   1.000%, 1/2/09                               6,100            6,100


                       See Notes to Financial Statements

                  VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008

($ reported in thousands)

                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

OHIO--CONTINUED
State Higher Educational Facility
   Commission, Cleveland Clinic
   Series B-2
   1.000%, 1/2/09                            $  3,000       $    3,000
   Series B-3
   1.000%, 1/2/09                               2,800            2,800
                                                            ----------
                                                                11,900
                                                            ----------
OREGON--1.2%
Clackamas County Hospital Facility
   Authority, Legacy Health System
   Series C
   0.680%, 1/7/09                               4,700            4,700
State Facilities Authority, PeaceHealth
   Series A
   0.750%, 1/2/09                               6,700            6,700
   Series B
   0.750%, 1/2/09                               5,700            5,700
                                                            ----------
                                                                17,100
                                                            ----------
TEXAS--9.3%
Denton Independent School District
   Series 05-A
   0.750%, 1/2/09                              19,900           19,900
Gulf Coast Waste Disposal Authority,
   Exxon Project
   0.770%, 1/2/09                              11,500           11,500
Harris County Health Facilities
   Development Corp., Baylor College
   Medicine Series B
   1.100%, 1/2/09                               5,000            5,000
Harris County, Industrial Development
   Corp., Pollution Control, Exxon
   Mobil Corp. Project
   0.770%, 1/2/09                               2,700            2,700
Nueces County Health Facilities
   Development Corp. Driscoll
   Foundation Children's Hospital
   0.800%, 1/7/09                              17,600           17,600
San Antonio Electric & Gas
   0.800%, 1/7/09                              25,000           25,000
State Veterans Housing Assistance
   Program Fund 1 (VA Guaranteed)
   0.720%, 1/7/09                               1,870            1,870
Texas Small Business Industrial
   Development Corp.
   0.800%, 1/7/09                              30,000           30,000
University of Texas,
   Series A
   0.700%, 1/2/09                              12,500           12,500
   Series A
   0.650%, 1/2/09                               5,000            5,000
                                                            ----------
                                                               131,070
                                                            ----------
UTAH--0.4%
Murray City, Intermountain Healthcare
   Service, Inc. Series C
   1.100%, 1/2/09                               2,300            2,300


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

UTAH--CONTINUED
State Board of Regents, University
   Health Care
   1.150%, 1/2/09                            $  3,100       $    3,100
                                                            ----------
                                                                 5,400
                                                            ----------
VIRGINIA--2.1%
Fairfax County Industrial Development
   Authority Series 08-B2
   1.600%, 4/20/09 (e)                         20,000           20,000
Hanover County Economic Development
   Authority, Bon Secours Health System,
   Inc.
   Series D-2
   0.670%, 1/7/09                               6,900            6,900
Loudoun County Industrial Development
   Authority, Howard Hughes Medical Institute
   Series F
   0.450%, 1/7/09                               3,450            3,450
                                                            ----------
                                                                30,350
                                                            ----------
WASHINGTON--6.9%
Energy Northwest Electric,
   Series D-1 (FSA Insured)
   2.750%, 1/7/09                              14,050           14,050
   Series F-1
   1.500%, 1/7/09                              17,500           17,500
   Series F-2
   1.500%, 1/7/09                               7,500            7,500
Issaquah Community Properties,
   Series A
   1.220%, 1/7/09                              10,000           10,000
State Health Care Facilities Authority
   Series B
   0.800%, 1/2/09                               4,000            4,000
   Series C
   0.800%, 1/2/09                               5,000            5,000
State Health Care Facilities
   Authority, Catholic Health
   Initiatives Series A-4
   0.400%, 1/7/09                              20,000           20,000
State of Washington Series 96-A
   0.350%, 1/7/09                              19,600           19,600
                                                            ----------
                                                                97,650
                                                            ----------
WISCONSIN--1.2%
City of Beaver Dam, YMCA Dodge County,
   Inc. Project
   1.300%, 1/2/09                               3,355            3,355
Milwaukee Redevelopment Authority
   American Society for Quality
   1.340%, 1/7/09                               3,745            3,745
State Health & Educational Facilities
   Authority, Wheaton Franciscan Healthcare
   Series B
   0.710%, 1/7/09                              10,340           10,340
                                                            ----------
                                                                17,440
                                                            ----------


                                               PAR
                                              VALUE            VALUE
                                             --------       ----------

WYOMING--2.8%
Gillette Pollution Control, PacifiCorp
   Project
   0.800%, 1/7/09                            $ 15,000       $   15,000
Lincoln County Pollution Control Revenue
   Series D
   0.770%, 1/2/09                              16,110           16,110
Platte County Pollution Control,
   Tri-State Generation
   Series B
   1.300%, 1/2/09                               3,300            3,300
Uinta County, Pollution Control,
   Chevron U.S.A., Inc. Project
   1.100%, 1/2/09                               3,700            3,700
   Chevron U.S.A., Inc. Project
   1.080%, 1/2/09                               1,500            1,500
                                                            ----------
                                                                39,610
-------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL
(IDENTIFIED COST $1,157,425)                                 1,157,425
-------------------------------------------------------------------------

TAX-EXEMPT BONDS - MUNICIPAL--4.7%
MASSACHUSETTS--0.7%
Commonwealth of Massachusetts
   3.000%, 3/5/09                              10,000           10,038
                                                            ----------
OHIO--0.7%
Columbus City School District
   1.850%, 8/13/09                             10,000           10,037
                                                            ----------
UTAH--0.2%
Box Elder County School District
   (School Board Guaranty)
   5.000%, 7/15/09                              3,250            3,305
                                                            ----------
WISCONSIN--3.1%
Holmen School District
   3.000%, 2/1/09                               6,625            6,631
Jefferson School District
   2.250%, 9/11/09                              2,400            2,402
Kettle Moraine School District
   2.250%, 9/3/09                               5,600            5,607
Menomonie Area School District
   2.400%, 9/1/09                               2,600            2,604
Pewaukee School District
   2.375%, 9/10/09                              8,000            8,011
Verona Area School District
   2.250%, 8/24/09                              8,750            8,762
Watertown Unified School District
   2.750%, 12/1/09                              2,850            2,858
Waukesha County Series B
   2.500%, 8/5/09                               6,105            6,124
                                                            ----------
                                                                42,999
-------------------------------------------------------------------------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $66,379)                                       66,379
-------------------------------------------------------------------------


                       See Notes to Financial Statements

                  VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2008


($ reported in thousands)

                                             SHARES           VALUE
                                           ----------       ----------

MONEY MARKET MUTUAL FUNDS--4.6%
AIM Tax-Free Cash Reserve
   Portfolio (The) - Institutional
   Shares (seven-day effective
   yield 1.110%)                           27,202,854       $   27,203
Dreyfus Tax Exempt Cash
   Management - Institutional
   Shares (seven-day effective
   yield 1.380%)                           12,131,118           12,131
Goldman Sachs Financial Square
   Funds - Tax-Free Money Market
   Fund - Select Shares (seven-day
   effective yield 0.970%)                 25,942,709           25,942
-------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $65,276)                                       65,276
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $1,414,205)                                 1,414,205(a)

Other assets and liabilities, net--0.1%                          1,282
                                                            ----------
NET ASSETS--100.0%                                          $1,415,487
                                                            ==========


FOOTNOTE LEGEND:

(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(b) The rate shown is the discount rate.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The date shown is the reset date.
(e) Security with a "put" feature; the date shown is when the security may be put back for redemption.


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008



(Reported in thousands except shares and per share amounts)

                                                                                          EQUITY FUNDS
                                                                --------------------------------------------------------------------
                                                                                                                        DISCIPLINED
                                                                 BALANCED                           DISCIPLINED          SMALL-CAP
                                                                ALLOCATION       CORE EQUITY         SMALL-CAP           OPPORTUNITY
                                                                   FUND              FUND           GROWTH FUND            FUND
                                                                ----------      ------------       --------------       ------------
ASSETS
  Investment in securities at value(1)........................  $   54,033        $   83,551         $   16,808          $   71,617
  Receivables
    Investment securities sold................................          32                --                 --                  --
    Fund shares sold..........................................          91                87                 --                  95
    Dividends and interest....................................         200               123                  9                  63
  Prepaid expenses............................................          17                18                 14                  18
  Other assets................................................           1                 2                 --(2)                7
                                                                ----------        ----------         ----------          ----------
           Total assets.......................................      54,374            83,781             16,831              71,800
                                                                ----------        ----------         ----------          ----------
LIABILITIES:
  Payables
    Fund shares repurchased...................................         210               462                  3                 177
    Investment advisory fee...................................          22                49                  9                  44
    Distribution and service fees.............................           2                 1                 --(2)                4
    Administration fee........................................           4                 6                  1                   6
    Transfer agent fees and expenses..........................           3                 5                  1                  20
    Trustees' fee and expenses................................           1                 1                 --(2)                1
    Professional fee..........................................          31                29                 27                  29
    Trustee deferred compensation plan........................           1                 2                 --(2)                7
    Other accrued expenses....................................           7                 8                  2                  10
                                                                ----------        ----------         ----------          ----------
           Total liabilities..................................         281               563                 43                 298
                                                                ----------        ----------         ----------          ----------
NET ASSETS....................................................  $   54,093        $   83,218         $   16,788          $   71,502
                                                                ==========        ==========         ==========          ==========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest
    (Par value $0.001) .......................................  $   68,587        $  108,066         $   26,170          $  128,292
  Accumulated undistributed net investment income (loss)......          17                64                 --                  58
  Accumulated undistributed net realized gain (loss)..........      (4,102)           (8,772)            (3,665)            (22,178)
  Net unrealized appreciation (depreciation) on investments...     (10,409)          (16,140)            (5,717)            (34,670)
                                                                ----------        ----------         ----------          ----------
NET ASSETS....................................................  $   54,093        $   83,218         $   16,788          $   71,502
                                                                ==========        ==========         ==========          ==========
CLASS I:
Net asset value (net assets/shares outstanding)
  and offering price per share ...............................  $    10.46        $    13.64         $     7.75          $     8.39
                                                                ----------        ----------         ----------          ----------
Shares of beneficial interest outstanding, unlimited
  authorization ..............................................   4,451,862         5,622,101          2,108,580           6,027,166
                                                                ----------        ----------         ----------          ----------
Net Assets....................................................  $   46,545        $   76,658         $   16,340          $   50,568
                                                                ----------        ----------         ----------          ----------
CLASS A:
Net asset value (net assets/shares outstanding) per share.....  $    10.42        $    13.42         $     7.70          $     7.91
                                                                ----------        ----------         ----------          ----------
Maximum offering price per share NAV/(1-5.75%)................  $    11.06        $    14.24         $     8.16          $     8.39
                                                                ----------        ----------         ----------          ----------
Shares of beneficial interest outstanding, unlimited
  authorization                                                    676,282           442,715             44,626           2,581,536
                                                                ----------        ----------         ----------          ----------
Net Assets....................................................  $    7,050        $    5,943         $      344          $   20,421
                                                                ----------        ----------         ----------          ----------
CLASS C:
Net asset value (net assets/shares outstanding) and
  offering price per share ...................................  $    10.42        $    13.36         $     7.56          $     7.73
                                                                ----------        ----------         ----------          ----------
Shares of beneficial interest outstanding, unlimited
  authorization ..............................................      47,758            46,189             13,737              66,348
                                                                ----------        ----------         ----------          ----------
Net Assets....................................................  $      498        $      617         $      104          $      513
                                                                ----------        ----------         ----------          ----------

(1) Investments in securities at cost ........................  $   64,442        $   99,691         $   22,525          $  106,287
(2) Amount is less than $500 (not reported in thousands)


                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008




(Reported in thousands except shares and per share amounts)

                                                                                          EQUITY FUNDS
                                                               ---------------------------------------------------------------------
                                                                                  EMERGING
                                                               DISCIPLINED        MARKETS
                                                                SMALL-CAP       OPPORTUNITIES                          VALUE EQUITY
                                                                VALUE FUND           FUND            INDEX FUND             FUND
                                                                ----------      ------------       --------------       ------------
ASSETS
  Investment in securities at value(1)........................  $   66,809       $    71,167         $   22,554         $   168,019
  Foreign currency at value(2)................................          --               396                 --                  --
  Receivables
    Investment securities sold................................          --             6,733                  2                  --
    Fund shares sold..........................................          30               682                  9                 275
    Dividends and interest....................................         120                84                 56                 226
    Tax reclaims..............................................          --                10                 --                  --
    Variation margin for futures contracts....................          --                --                 12                  --
  Prepaid expenses............................................          15                24                 14                  20
  Other assets................................................           6                 4                  1                   4
                                                                ----------       -----------         ----------         -----------
           Total assets.......................................      66,980            79,100             22,648             168,544
                                                                ----------       -----------         ----------         -----------
LIABILITIES:
  Cash overdraft..............................................          --             2,307                 --                  --
  Payables
    Fund shares repurchased...................................          69               229                102               1,100
    Investment securities purchased...........................          --             1,040                 39                  --
    Foreign capital gain taxes payable........................          --                40                 --                  --
    Investment advisory fee...................................          37                65                  4                  97
    Distribution and service fees.............................           3                 2                  2                   3
    Administration fee........................................           5                 6                  2                  13
    Transfer agent fees and expenses..........................           9                 7                  3                  10
    Trustees' fee and expenses................................           1                 1                 --(3)                3
    Professional fee..........................................          28                55                 28                  29
    Trustee deferred compensation plan........................           6                 4                  1                   4
    Other accrued expenses....................................           9                57                 14                  11
                                                                ----------       -----------         ----------         -----------
           Total liabilities..................................         167             3,813                195               1,270
                                                                ----------       -----------         ----------         -----------
NET ASSETS....................................................  $   66,813       $    75,287         $   22,453         $   167,274
                                                                ==========       ===========         ==========         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest
    (Par value $0.001) .......................................  $  107,549       $   110,589         $   30,810         $   224,195
  Accumulated undistributed net investment income (loss)......         165             1,294                 21                 266
  Accumulated undistributed net realized gain (loss)..........     (20,018)          (14,129)            (3,371)            (15,977)
  Net unrealized appreciation (depreciation) on investments...     (20,883)          (22,467)            (5,007)            (41,210)
                                                                ----------       -----------         ----------         -----------
NET ASSETS....................................................  $   66,813       $    75,287         $   22,453         $   167,274
                                                                ==========       ===========         ==========         ===========
CLASS I:
Net asset value (net assets/shares outstanding) and
  offering price per share ...................................  $    21.89       $      4.90         $    12.71         $      8.49
                                                                ----------       -----------         ----------         -----------
Shares of beneficial interest outstanding, unlimited
  authorization ..............................................   2,361,968        12,992,191          1,061,676          17,766,490
                                                                ----------       -----------         ----------         -----------
Net Assets....................................................  $   51,715       $    63,699         $   13,490         $   150,922
                                                                ----------       -----------         ----------         -----------
CLASS A:
Net asset value (net assets/shares outstanding) per share.....  $    21.64       $      4.76         $    12.72         $      8.57
                                                                ----------       -----------         ----------         -----------
Maximum offering price per share NAV/(1-5.75%)................  $    22.96       $      5.05         $    13.49         $      9.09
                                                                ----------       -----------         ----------         -----------
Shares of beneficial interest outstanding, unlimited
  authorization                                                    688,282         2,369,498            704,795           1,860,643
                                                                ----------       -----------         ----------         -----------
Net Assets....................................................  $   14,895       $    11,281         $    8,963         $    15,946
                                                                ----------       -----------         ----------         -----------
CLASS C:
Net asset value (net assets/shares outstanding) and
  offering price per share                                      $    21.26       $      4.72         $       --         $      8.56
                                                                ----------       -----------         ----------         -----------
Shares of beneficial interest outstanding, unlimited
  authorization                                                      9,541            65,112                 --              47,465
                                                                ----------       -----------         ----------         -----------
Net Assets....................................................  $      203       $       307         $       --         $       406
                                                                ----------       -----------         ----------         -----------

(1) Investments in securities at cost ........................  $   87,692       $    93,542         $   27,583         $   209,229
(2) Foreign currency at cost .................................  $       --       $       391         $       --         $        --
(3) Amount is less than $500 (not reported in thousands)




                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008



(Reported in thousands except shares and per share amounts)

                                                                                         FIXED INCOME FUNDS
                                                              ----------------------------------------------------------------------
                                                                                 INTERMEDIATE      INTERMEDIATE          SHORT/
                                                                HIGH YIELD       GOVERNMENT         TAX-EXEMPT        INTERMEDIATE
                                                               INCOME FUND        BOND FUND         BOND FUND          BOND FUND
                                                              --------------   ---------------   ----------------    ---------------
ASSETS
  Investment in securities at value(1)........................  $   35,136       $    45,293         $   94,824         $   121,847
  Receivables
    Investment securities sold................................       1,335                 3                 --                  76
    Fund shares sold..........................................          13               143                583                  38
    Dividends and interest....................................         876               394              1,664               1,402
  Prepaid expenses............................................          14                13                 19                  17
  Other assets................................................           1                --(2)               3                   4
                                                                ----------       -----------         ----------         -----------
           Total assets.......................................      37,375            45,846             97,093             123,384
                                                                ----------       -----------         ----------         -----------
LIABILITIES:
  Payables
    Fund shares repurchased...................................          42               173              1,067                 990
    Investment securities purchased...........................       1,668               610                  6                  --
    Dividend distributions....................................           8                 5                334                 289
    Investment advisory fee...................................          13                 8                 34                  59
    Distribution and service fees.............................           1                 2                  4                   2
    Administration fee........................................           2                 3                 10                  10
    Transfer agent fees and expenses..........................           1                 2                  6                   5
    Trustees' fee and expenses................................           1                --(2)               2                   2
    Professional fee..........................................          35                29                 29                  29
    Trustee deferred compensation plan........................           1                --(2)               3                   4
    Other accrued expenses....................................           4                 3                  8                   9
                                                                ----------       -----------         ----------         -----------
           Total liabilities..................................       1,776               835              1,503               1,399
                                                                ----------       -----------         ----------         -----------
NET ASSETS....................................................  $   35,599       $    45,011         $   95,590         $   121,985
                                                                ==========       ===========         ==========         ===========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest
    (Par value $0.001) .......................................  $   57,405       $    43,141         $  107,564         $   140,388
  Accumulated undistributed net investment income (loss)......          68                 6                 (5)                 --
  Accumulated undistributed net realized gain (loss)..........     (15,091)              145             (2,806)             (5,763)
  Net unrealized appreciation (depreciation) on investments...      (6,783)            1,719             (9,163)            (12,640)
                                                                ----------       -----------         ----------         -----------
NET ASSETS....................................................  $   35,599       $    45,011         $   95,590         $   121,985
                                                                ==========       ===========         ==========         ===========
CLASS I:
Net asset value (net assets/shares outstanding) and
  offering price per share ...................................  $     8.45       $     17.63         $     9.58         $      9.41
                                                                ----------       -----------         ----------         -----------
Shares of beneficial interest outstanding, unlimited
  authorization                                                  3,777,233         1,742,899          8,605,245          12,396,775
                                                                ----------       -----------         ----------         -----------
Net Assets....................................................  $   31,932       $    30,722         $   82,418         $   116,639
                                                                ----------       -----------         ----------         -----------
CLASS A:
Net asset value (net assets/shares outstanding) per share.....  $     8.45       $     17.63         $     9.58         $      9.41
                                                                ----------       -----------         ----------         -----------
Maximum offering price per share NAV/(1-4.75%)................  $     8.87       $     18.51         $    10.06         $      9.88
                                                                ----------       -----------         ----------         -----------
Shares of beneficial interest outstanding, unlimited
  authorization                                                    420,008           810,405          1,317,037             424,854
                                                                ----------       -----------         ----------         -----------
Net Assets....................................................  $    3,550       $    14,289         $   12,617         $     3,996
                                                                ----------       -----------         ----------         -----------
CLASS C:
Net asset value (net assets/shares outstanding) and
  offering price per share                                      $     8.45       $        --         $     9.58         $      9.41
                                                                ----------       -----------         ----------         -----------
Shares of beneficial interest outstanding, unlimited
  authorization                                                     13,875                --             57,915             143,561
                                                                ----------       -----------         ----------         -----------
Net Assets....................................................  $      117       $        --         $      555         $     1,350
                                                                ----------       -----------         ----------         -----------

(1) Investments in securities at cost                           $   41,919       $    43,574         $  103,987         $   134,487
(2) Amount is less than $500 (not reported in thousands)



                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008




(Reported in thousands except shares and per share amounts)

                                                              FIXED INCOME
                                                                  FUNDS                         MONEY MARKET FUNDS
                                                              -------------  -------------------------------------------------------
                                                                             INSIGHT GOVERNMENT      INSIGHT      INSIGHT TAX-EXEMPT
                                                               TAX-EXEMPT       MONEY MARKET      MONEY MARKET       MONEY MARKET
                                                                BOND FUND          FUND               FUND               FUND
                                                              -------------  ------------------  ---------------  ------------------
ASSETS
  Investment in securities at value(1)........................  $   91,824      $    657,771(2)  $    2,493,736      $    1,414,205
  Receivables
    Investment securities sold................................       1,898                --                 --                  --
    Fund shares sold..........................................          54                --                 --                  --
    Dividends and interest....................................       1,379               823              7,646               2,446
  Prepaid expenses............................................          19               109                540                 220
  Other assets................................................           2                 8                 55                  20
                                                                ----------      ------------     --------------      --------------
           Total assets.......................................      95,176           658,711          2,501,977           1,416,891
                                                                ----------      ------------     --------------      --------------
LIABILITIES:
  Payables
    Fund shares repurchased...................................         603                --                  1                  --
    Investment securities purchased...........................       1,908                --                 --                  --
    Dividend distributions....................................         278               472              3,608               1,124
    Investment advisory fee...................................          28                61                216                 121
    Distribution and service fees.............................          13                76                223                  68
    Administration fee........................................           8                10                 22                  17
    Transfer agent fees and expenses..........................           8                 2                  4                   2
    Trustees' fee and expenses................................           1                 5                 11                   8
    Professional fee..........................................          29                15                 12                  14
    Trustee deferred compensation plan........................           2                 8                 55                  20
    Other accrued expenses....................................           7                19                 42                  30
                                                                ----------      ------------     --------------      --------------
           Total liabilities..................................       2,885               668              4,194               1,404
                                                                ----------      ------------     --------------      --------------
NET ASSETS....................................................  $   92,291      $    658,043     $    2,497,783      $    1,415,487
                                                                ----------      ------------     --------------      --------------
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest
    (Par value $0.001)                                              99,329           658,041          2,498,416           1,415,446
  Accumulated undistributed net investment income (loss)......           9                 4                 --                  --
  Accumulated undistributed net realized gain (loss)..........      (1,676)               (2)              (633)                 41
  Net unrealized appreciation (depreciation) on investments...      (5,371)               --                 --                  --
                                                                ----------      ------------     --------------      --------------
NET ASSETS....................................................  $   92,291      $    658,043     $    2,497,783      $    1,415,487
                                                                ----------      ------------     --------------      --------------
CLASS I:
Net asset value (net assets/shares outstanding) and
  offering price per share ...................................  $     9.32      $       1.00     $         1.00      $         1.00
                                                                ----------      ------------     --------------      --------------
Shares of beneficial interest outstanding, unlimited
  authorization                                                  4,468,458       428,333,297      1,619,425,469       1,190,698,563
                                                                ----------      ------------     --------------      --------------
Net Assets....................................................  $   41,662      $    428,314     $    1,619,040      $    1,190,802
                                                                ----------      ------------     --------------      --------------
CLASS A:
Net asset value (net assets/shares outstanding) per share.....  $     9.32      $       1.00     $         1.00      $         1.00
                                                                ----------      ------------     --------------      --------------
Offering price per share......................................  $     9.78(3)   $       1.00     $         1.00      $         1.00
                                                                ----------      ------------     --------------      --------------
Shares of beneficial interest outstanding, unlimited
  authorization ..............................................   5,272,014       229,708,228        706,446,619         224,747,075
                                                                ----------      ------------     --------------      --------------
Net Assets....................................................  $   49,160      $    229,729     $      706,353      $      224,685
                                                                ----------      ------------     --------------      --------------
CLASS C:
Net asset value (net assets/shares outstanding) and
  offering price per share ..................................   $     9.33      $         --     $           --      $           --
                                                                ----------      ------------     --------------      --------------
Shares of beneficial interest outstanding, unlimited
  authorization                                                    157,559                --                 --                  --
                                                                ----------      ------------     --------------      --------------
Net Assets....................................................  $    1,469      $         --     $           --      $           --
                                                                ----------      ------------     --------------      --------------
EXCHANGE SHARES:
Net asset value (net assets/shares outstanding) and
  offering price per share                                      $       --      $         --     $         1.00      $           --
                                                                ----------      ------------     --------------      --------------
Share of beneficial interest outstanding, unlimited
  authorization ..............................................          --                --        172,546,831                  --
                                                                ----------      ------------     --------------      --------------
Net Assets....................................................  $       --      $         --     $      172,390      $           --
                                                                ----------      ------------     --------------      --------------

(1) Investments in securities at cost ........................  $   97,195      $    657,771     $    2,493,736      $    1,414,205
(2) Investment securities at value includes repurchase agreements totaling $225,726 for the Government Money Market Fund.
(3) For the Tax-Exempt Bond Fund the maximum offering price per share is NAV/(1-4.75%).


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2008






(Reported in thousands)

                                                                                              EQUITY FUNDS
                                                               ---------------------------------------------------------------------
                                                                                                                         DISCIPLINED
                                                                 BALANCED                             DISCIPLINED         SMALL-CAP
                                                                ALLOCATION          CORE EQUITY        SMALL-CAP         OPPORTUNITY
                                                                   FUND                FUND           GROWTH FUND            FUND
                                                               ------------        --------------     -------------     ------------
INVESTMENT INCOME
   Dividends..................................................    $    675            $  1,910           $    100          $    964
   Interest...................................................       1,469                  --                 --                --
   Security lending...........................................           6                   8                 16               222
   Foreign taxes withheld.....................................          (8)                (17)                --                --
                                                                  --------            --------           --------          --------
    Total investment income...................................       2,142               1,901                116             1,186
                                                                  --------            --------           --------          --------
EXPENSES
   Investment advisory fee....................................         345                 792                163               894
   Distribution and service fees, Class I.....................          30                  52                 10                42
   Service fees, Class A......................................          22                  21                  1                87
   Distribution and service fees, Class C.....................           3                   3                  1                 6
   Administration fee.........................................          58                  96                 18                99
   Transfer agent fee and expenses............................          28                  52                 12               145
   Custodian fees.............................................          31                  22                  9                35
   Printing fees and expenses.................................           2                   3                  1                 3
   Professional fees..........................................          36                  34                 32                35
   Registration fees..........................................          53                  51                 57                62
   Trustees fee and expenses..................................           6                  10                  2                11
   Miscellaneous..............................................          11                  17                  4                23
                                                                  --------            --------           --------          --------
    Total expenses............................................         625               1,153                310             1,442
   Less expenses reimbursed by investment adviser
     and/(or) distributor                                              (30)                (52)               (57)              (42)
                                                                  --------            --------           --------          --------
    Net expenses..............................................         595               1,101                253             1,400
                                                                  --------            --------           --------          --------
    NET INVESTMENT INCOME (LOSS)..............................       1,547                 800               (137)             (214)
                                                                  --------            --------           --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments....................      (3,884)             (8,621)            (3,020)          (18,708)
   Net change in unrealized appreciation (depreciation)
     on investments                                                (17,225)            (36,954)            (7,769)          (27,817)
                                                                  --------            --------           --------          --------
NET GAIN (LOSS) ON INVESTMENTS................................     (21,109)            (45,575)           (10,789)          (46,525)
                                                                  --------            --------           --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $(19,562)           $(44,775)          $(10,926)         $(46,739)
                                                                  ========            ========           ========          ========

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2008



(Reported in thousands)

                                                                                             EQUITY FUNDS
                                                               ---------------------------------------------------------------------
                                                                DISCIPLINED       EMERGING MARKETS
                                                                 SMALL-CAP         OPPORTUNITIES                        VALUE EQUITY
                                                                 VALUE FUND             FUND           INDEX FUND            FUND
                                                               -------------     ------------------   ------------     -------------
INVESTMENT INCOME
   Dividends..................................................    $  1,310            $  3,750           $    966         $   5,396
   Interest...................................................          --                  91                  6                --
   Security lending...........................................           8                  15                  7                29
   Foreign taxes withheld.....................................          --                (707)                --               (41)
                                                                  --------            --------           --------         ---------
    Total investment income...................................       1,318               3,149                979             5,384
                                                                  --------            --------           --------         ---------
EXPENSES
   Investment advisory fee....................................         645               1,355                 85             1,662
   Distribution and service fees, Class I.....................          35                  62                 14               109
   Service fees, Class A......................................          55                  28                 35                48
   Distribution and service fees, Class C.....................           3                   4                 --                 4
   Administration fee.........................................          76                 114                 36               201
   Transfer agent fee and expenses............................          78                  70                 34                95
   Custodian fees.............................................          41                 356                 60                24
   Printing fees and expenses.................................           2                   3                  1                 8
   Professional fees..........................................          34                  93                 33                36
   Registration fees..........................................          74                  67                 39                53
   Trustees fee and expenses..................................           9                  13                  4                21
   Miscellaneous..............................................          19                  21                 17                33
                                                                  --------            --------           --------         ---------
    Total expenses............................................       1,071               2,186                358             2,294
   Less expenses reimbursed by investment adviser
     and/(or) distributor ....................................         (35)                (62)               (14)             (109)
                                                                  --------            --------           --------         ---------
    Net expenses..............................................       1,036               2,124                344             2,185
                                                                  --------            --------           --------         ---------
    NET INVESTMENT INCOME (LOSS)..............................         282               1,025                635             3,199
                                                                  --------            --------           --------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments....................     (15,859)            (13,938)              (649)          (15,924)
   Net realized gain (loss) on foreign currency transactions..          --               2,084                 --                --
   Net realized gain (loss) on futures........................          --                  --               (595)               --
   Net change in unrealized appreciation (depreciation)
      on investments .........................................     (14,489)            (65,007)(1)        (17,472)          (89,992)
   Net change in unrealized appreciation (depreciation) on
       foreign currency translation...........................          --                 (94)                --                --
   Net change in unrealized appreciation (depreciation)
      on futures .............................................          --                  --                 16                --
                                                                  --------            --------           --------         ---------
NET GAIN (LOSS) ON INVESTMENTS................................     (30,348)            (76,955)           (18,700)         (105,916)
                                                                  --------            --------           --------         ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $(30,066)           $(75,930)          $(18,065)        $(102,717)
                                                                  ========            ========           ========         =========
(1) Net of change in foreign taxes on unrealized capital gains of $1,059.


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2008



(Reported in thousands)

                                                                                         FIXED INCOME FUNDS
                                                                --------------------------------------------------------------------
                                                                                   INTERMEDIATE         TAX-EXEMPT         SHORT/
                                                                  HIGH YIELD        GOVERNMENT         INTERMEDIATE     INTERMEDIATE
                                                                 INCOME FUND        BOND FUND            BOND FUND        BOND FUND
                                                                ------------       -------------       -------------    ------------
INVESTMENT INCOME
   Dividends..................................................    $     33            $     20           $     76          $     72
   Interest...................................................       4,387               1,200              7,183             8,746
   Security lending...........................................           3                   4                 --                32
                                                                  --------            --------           --------          --------
    Total investment income...................................       4,423               1,224              7,259             8,850
                                                                  --------            --------           --------          --------
EXPENSES
   Investment advisory fee....................................         217                 132                684               962
   Distribution and service fees, Class I.....................          22                  11                 68                85
   Service fees, Class A......................................          12                  16                 41                11
   Distribution and service fees, Class C.....................           1                  --                  5                 8
   Administration fee.........................................          41                  25                130               148
   Transfer agent fee and expenses............................          15                  18                 60                58
   Custodian fees.............................................          15                   8                 13                16
   Printing fees and expenses.................................           1                   1                  5                 5
   Professional fees..........................................          41                  35                 35                35
   Registration fees..........................................          60                  31                 51                50
   Trustees fee and expenses..................................           4                   2                 13                15
   Miscellaneous..............................................           8                   5                 22                26
                                                                  --------            --------           --------          --------
    Total expenses............................................         437                 284              1,127             1,419
   Less expenses reimbursed by investment adviser
      and/(or) distributor ...................................         (22)               (118)              (169)             (176)
                                                                  --------            --------           --------          --------
    Net expenses..............................................         415                 166                958             1,243
                                                                  --------            --------           --------          --------
    NET INVESTMENT INCOME (LOSS)..............................       4,008               1,058              6,301             7,607
                                                                  --------            --------           --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments....................     (10,909)                384             (2,786)              322
   Net change in unrealized appreciation (depreciation)
     on investments ..........................................      (5,110)              1,467            (14,610)          (11,736)
                                                                  --------            --------           --------          --------
NET GAIN (LOSS) ON INVESTMENTS................................     (16,019)              1,851            (17,396)          (11,414)
                                                                  --------            --------           --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $(12,011)           $  2,909           $(11,095)         $ (3,807)
                                                                  ========            ========           ========          ========

                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2008



(Reported in thousands)

                                                             FIXED INCOME FUNDS                  MONEY MARKET FUNDS
                                                            -------------------  ---------------------------------------------------
                                                                                                                           INSIGHT
                                                                                                         INSIGHT          TAX-EXEMPT
                                                                TAX-EXEMPT       INSIGHT GOVERNMENT        MONEY        MONEY MARKET
                                                                 BOND FUND        MONEY MARKET FUND    MARKET FUND          FUND
                                                             ---------------     --------------------  -------------     -----------
INVESTMENT INCOME
   Dividends..................................................    $     69            $    205           $ 10,303          $  1,022
   Interest...................................................       6,123              13,097            100,362            29,602
                                                                  --------            --------           --------          --------
    Total investment income...................................       6,192              13,302            110,665            30,624
                                                                  --------            --------           --------          --------
EXPENSES
   Investment advisory fee....................................         547                 604              3,655             1,341
   Distribution and service fees, Class I.....................          33                 173              1,233               539
   Service fees, Class A......................................         138                 763              3,121               782
   Distribution and service fees, Class C.....................          11                  --                 --                --
   Distribution and service fees, Exchange Shares.............          --                  --                129                --
   Administration fee.........................................         103                 198              1,230               457
   Transfer agent fee and expenses............................          79                  71                476               169
   Custodian fees.............................................          13                  47                199                64
   Printing fees and expenses.................................           4                  18                 80                38
   Professional fees..........................................          34                  37                 83                49
   Registration fees..........................................          38                  51                143                65
   Trustees fee and expenses..................................          10                  45                327               106
   Miscellaneous..............................................          18                 113                782               267
                                                                  --------            --------           --------          --------
    Total expenses............................................       1,028               2,120             11,458             3,877
   Less expenses reimbursed by investment adviser
      and/(or) distributor                                            (149)               (173)            (1,588)             (539)
                                                                  --------            --------           --------          --------
    Net expenses..............................................         879               1,947              9,870             3,338
                                                                  --------            --------           --------          --------
    NET INVESTMENT INCOME (LOSS)..............................       5,313              11,355            100,795            27,286
                                                                  --------            --------           --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments....................      (1,636)                  2            (19,522)              623
   Net change in unrealized appreciation (depreciation)
     on investments                                                (11,046)                 --                 --                --
   Payment by affiliate (See Note 3)..........................          --                  --             19,500                --
                                                                  --------            --------           --------          --------
NET GAIN (LOSS) ON INVESTMENTS................................     (12,682)                  2                (22)              623
                                                                  --------            --------           --------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                 $ (7,369)           $ 11,357           $100,773          $ 27,909
                                                                  ========            ========           ========          ========

                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



(Reported in thousands)

                                                                                         EQUITY FUNDS
                                                         ---------------------------------------------------------------------------
                                                                BALANCED ALLOCATION FUND                  CORE EQUITY FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $  1,547         $  1,875            $    800           $  1,370
Net realized gain (loss).....................................    (3,884)           6,094              (8,621)            13,209
Net change in unrealized appreciation (depreciation).........   (17,225)          (2,499)            (36,954)            (3,918)
                                                               --------         --------            --------           --------
Increase (decrease) in net assets resulting from operations..   (19,562)           5,470             (44,775)            10,661
                                                               --------         --------            --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................    (1,350)          (1,635)               (704)            (1,306)
Net investment income, Class A...............................      (176)            (248)                (35)               (77)
Net investment income, Class C...............................        (4)              (5)                 --                 --(1)
Net realized short-term gains, Class I.......................        --             (633)                (22)              (128)
Net realized short-term gains, Class A.......................        --             (107)                 (2)               (10)
Net realized short-term gains, Class C.......................        --               (3)                 --                 --(1)
Net realized long-term gains, Class I........................        --           (5,430)             (1,156)           (13,317)
Net realized long-term gains, Class A........................        --             (921)                (94)            (1,073)
Net realized long-term gains, Class C........................        --              (26)                 (2)               (26)
                                                               --------         --------            --------           --------
Decrease in net assets from distributions to shareholders....    (1,530)          (9,008)             (2,015)           (15,937)
                                                               --------         --------            --------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........    (6,712)            (122)             (4,243)           (17,089)
Change in net assets from share transactions, Class A........    (1,928)            (442)             (1,035)            (1,097)
Change in net assets from share transactions, Class C........       255               80                 442                 94
                                                               --------         --------            --------           --------
Increase (decrease) in net assets from share transactions....    (8,385)            (484)             (4,836)           (18,092)
                                                               --------         --------            --------           --------
Net increase (decrease) in net assets........................   (29,477)          (4,022)            (51,626)           (23,368)

NET ASSETS
Beginning of period..........................................    83,570           87,592             134,844            158,212
                                                               --------         --------            --------           --------
End of period................................................  $ 54,093         $ 83,570            $ 83,218           $134,844
                                                               ========         ========            ========           ========
Accumulated undistributed net investment income
   (loss) at end of period ..................................        17               (1)                 64                  3

(1)  Amount is less than $500 (not reported in thousands)
(2) The Emerging Markets Opportunities Fund had net of change in foreign taxes on unrealized capital gains of $1,059 and $1,099 for years ended 2008 and 2007, respectively.


                       See Notes to Financial Statements

                                                                                         EQUITY FUNDS
                                                         ---------------------------------------------------------------------------
                                                                 DISCIPLINED SMALL-CAP                  DISCIPLINED SMALL-CAP
                                                                     GROWTH FUND                          OPPORTUNITY FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $   (137)        $   (180)           $   (214)          $    (16)
Net realized gain (loss).....................................    (3,020)             168             (18,708)            56,603
Net change in unrealized appreciation (depreciation).........    (7,769)            (231)            (27,817)           (77,190)
                                                               --------         --------            --------           --------
Increase (decrease) in net assets resulting from operations..   (10,926)            (243)            (46,739)           (20,603)
                                                               --------         --------            --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................        --               --                  --                (30)
Net investment income, Class A...............................        --               --                  --                 (8)
Net investment income, Class C...............................        --               --                  --                 --
Net realized short-term gains, Class I.......................        --              (71)                 --             (1,430)
Net realized short-term gains, Class A.......................        --               (1)                 --               (575)
Net realized short-term gains, Class C.......................        --               --(1)               --                 (7)
Net realized long-term gains, Class I........................        --             (899)                 --            (40,589)
Net realized long-term gains, Class A........................        --              (14)                 --            (14,542)
Net realized long-term gains, Class C........................        --               (5)                 --               (149)
                                                               --------         --------            --------           --------
Decrease in net assets from distributions to shareholders....        --             (990)                 --            (57,330)
                                                               --------         --------            --------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........     1,367             (710)            (29,025)          (230,481)
Change in net assets from share transactions, Class A........       207              336             (15,538)           (16,391)
Change in net assets from share transactions, Class C........        34               11                 202                596
                                                               --------         --------            --------           --------
Increase (decrease) in net assets from share transactions....     1,608             (363)            (44,361)          (246,276)
                                                               --------         --------            --------           --------
Net increase (decrease) in net assets........................    (9,318)          (1,596)            (91,100)          (324,209)

NET ASSETS
Beginning of period..........................................    26,106           27,702             162,602            486,811
                                                               --------         --------            --------           --------
End of period................................................  $ 16,788         $ 26,106            $ 71,502           $162,602
                                                               ========         ========            ========           ========
Accumulated undistributed net investment income
   (loss) at end of period ..................................        --               --                  58                (77)


                                                                                         EQUITY FUNDS
                                                         ---------------------------------------------------------------------------
                                                                 DISCIPLINED SMALL-CAP                   EMERGING MARKETS
                                                                     VALUE FUND                         OPPORTUNITIES FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------

INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $    282        $   1,185            $  1,025           $  2,706
Net realized gain (loss).....................................   (15,859)          30,968             (11,854)            64,337
Net change in unrealized appreciation (depreciation).........   (14,489)         (47,738)            (65,101)(2)          2,465(2)
                                                               --------        ---------            --------           --------
Increase (decrease) in net assets resulting from operations..   (30,066)         (15,585)            (75,930)            69,508
                                                               --------        ---------            --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................      (187)            (621)             (1,485)            (1,345)
Net investment income, Class A...............................        (8)             (94)               (198)               (29)
Net investment income, Class C...............................        --               --                  (2)                (1)
Net realized short-term gains, Class I.......................        --           (5,832)             (6,078)           (19,294)
Net realized short-term gains, Class A.......................        --           (1,917)               (588)            (1,048)
Net realized short-term gains, Class C.......................        --              (11)                (29)               (35)
Net realized long-term gains, Class I........................        --          (28,623)             (4,573)           (77,220)
Net realized long-term gains, Class A........................        --           (9,277)               (443)            (3,096)
Net realized long-term gains, Class C........................        --              (48)                (22)              (112)
                                                               --------        ---------            --------           --------
Decrease in net assets from distributions to shareholders....      (195)         (46,423)            (13,418)          (102,180)
                                                               --------        ---------            --------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........   (18,486)        (158,293)            (54,297)           (12,244)
Change in net assets from share transactions, Class A........   (13,066)         (32,880)              7,506              5,785
Change in net assets from share transactions, Class C........        90              162                 240                253
                                                               --------        ---------            --------           --------
Increase (decrease) in net assets from share transactions....   (31,462)        (191,011)            (46,551)            (6,206)
                                                               --------        ---------            --------           --------
Net increase (decrease) in net assets........................   (61,723)        (253,019)           (135,899)           (38,878)

NET ASSETS
Beginning of period..........................................   128,536          381,555             211,186            250,064
                                                               --------         --------            --------           --------
End of period................................................  $ 66,813        $ 128,536            $ 75,287           $211,186
                                                               ========        =========            ========           ========
Accumulated undistributed net investment income
   (loss) at end of period ..................................       165               (2)              1,294               (134)

(1)  Amount is less than $500 (not reported in thousands)
(2) The Emerging Markets Opportunities Fund had net of change in foreign taxes on unrealized capital gains of $1,059 and $1,099 for years ended 2008 and 2007, respectively.


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


(Reported in thousands)

                                                                                         EQUITY FUNDS
                                                         ---------------------------------------------------------------------------
                                                                      INDEX FUND                          VALUE EQUITY FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $    635        $     977           $   3,199           $  3,442
Net realized gain (loss).....................................    (1,244)           4,407             (15,924)            44,023
Net change in unrealized appreciation (depreciation).........   (17,456)          (1,794)            (89,992)           (18,249)
                                                               --------        ---------           ---------           --------
Increase (decrease) in net assets resulting from operations..   (18,065)           3,590            (102,717)            29,216
                                                               --------        ---------           ---------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................      (434)            (741)             (2,728)            (3,277)
Net investment income, Class A...............................      (189)            (227)               (202)              (211)
Net investment income, Class C...............................        --               --                  (1)                --(1)
Net realized short-term gains, Class I.......................        --             (246)               (193)            (4,191)
Net realized short-term gains, Class A.......................        --             (103)                (17)              (336)
Net realized short-term gains, Class C.......................        --               --                  --                 (5)
Net realized long-term gains, Class I........................      (617)          (2,964)             (7,310)           (31,461)
Net realized long-term gains, Class A........................      (330)          (1,234)               (642)            (2,532)
Net realized long-term gains, Class C........................        --               --                 (14)               (38)
                                                               --------        ---------           ---------           --------
Decrease in net assets from distributions to shareholders....    (1,570)          (5,515)            (11,107)           (42,051)
                                                               --------        ---------           ---------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........   (13,814)         (18,355)            (17,350)             5,521
Change in net assets from share transactions, Class A........    (1,048)           2,840               3,100             (2,598)
Change in net assets from share transactions, Class C........        --               --                 (99)               543
                                                               --------        ---------           ---------           --------
Increase (decrease) in net assets from share transactions....   (14,862)         (15,515)            (14,349)             3,466
                                                               --------        ---------           ---------           --------
Net increase (decrease) in net assets........................   (34,497)         (17,440)           (128,173)            (9,369)


NET ASSETS
Beginning of period..........................................    56,950           74,390             295,447            304,816
                                                               --------        ---------           ---------           --------
End of period................................................  $ 22,453        $  56,950           $ 167,274           $295,447
                                                               ========        =========           =========           ========
Accumulated undistributed net investment income (loss)
   at end of period .........................................        21                9                 266                 (2)

(1)  Amount is less than $500 (not reported in thousands)


                       See Notes to Financial Statements

                                                                                     FIXED INCOME FUNDS
                                                         ---------------------------------------------------------------------------
                                                                                                       INTERMEDIATE GOVERNMENT
                                                                 HIGH YIELD INCOME FUND                      BOND FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $  4,008         $  4,518             $ 1,058            $   993
Net realized gain (loss).....................................   (10,909)             486                 384                (14)
Net change in unrealized appreciation (depreciation).........    (5,110)          (3,058)              1,467                524
                                                               --------         --------             -------            -------
Increase (decrease) in net assets resulting from operations..   (12,011)           1,946               2,909              1,503
                                                               --------         --------             -------            -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................    (3,620)          (4,115)               (842)              (806)
Net investment income, Class A...............................      (379)            (394)               (216)              (187)
Net investment income, Class C...............................        (9)              (9)                 --                 --
Net realized short-term gains, Class I.......................        --               --                  --                 --
Net realized short-term gains, Class A.......................        --               --                  --                 --
Net realized short-term gains, Class C.......................        --               --                  --                 --
Net realized long-term gains, Class I........................        --               --                 (71)                --
Net realized long-term gains, Class A........................        --               --                 (25)                --
Net realized long-term gains, Class C........................        --               --                  --                 --
                                                               --------         --------             -------            -------
Decrease in net assets from distributions to shareholders....    (4,008)          (4,518)             (1,154)              (993)
                                                               --------         --------             -------            -------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........    (1,535)         (18,434)             10,991             (1,958)
Change in net assets from share transactions, Class A........      (354)               8               9,575             (1,950)
Change in net assets from share transactions, Class C........        19                7                  --                 --
                                                               --------         --------             -------            -------
Increase (decrease) in net assets from share transactions....    (1,870)         (18,419)             20,566             (3,908)
                                                               --------         --------             -------            -------
Net increase (decrease) in net assets........................   (17,889)         (20,991)             22,321             (3,398)


NET ASSETS
Beginning of period..........................................    53,488           74,479              22,690             26,088
                                                               --------         --------             -------            -------
End of period................................................  $ 35,599         $ 53,488             $45,011            $22,690
                                                               ========         ========             =======            =======
Accumulated undistributed net investment income (loss)
   at end of period .........................................        68               68                   6                 --

(1)  Amount is less than $500 (not reported in thousands)


                                                                                     FIXED INCOME FUNDS
                                                         ---------------------------------------------------------------------------
                                                                 INTERMEDIATE TAX-EXEMPT                SHORT/INTERMEDIATE
                                                                       BOND FUND                             BOND FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $  6,301         $  7,717            $  7,607           $  9,977
Net realized gain (loss).....................................    (2,786)           1,472                 322             (1,034)
Net change in unrealized appreciation (depreciation).........   (14,610)          (2,908)            (11,736)             1,409
                                                               --------         --------            --------           --------
Increase (decrease) in net assets resulting from operations..   (11,095)           6,281              (3,807)            10,352
                                                               --------         --------            --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................    (5,718)          (7,060)             (7,395)            (9,767)
Net investment income, Class A...............................      (655)            (650)               (184)              (203)
Net investment income, Class C...............................       (17)              (7)                (28)                (7)
Net realized short-term gains, Class I.......................        --              (78)                 --                 --
Net realized short-term gains, Class A.......................        --               (8)                 --                 --
Net realized short-term gains, Class C.......................        --               --                  --                 --
Net realized long-term gains, Class I........................      (144)          (1,268)                 --                 --
Net realized long-term gains, Class A........................       (18)            (125)                 --                 --
Net realized long-term gains, Class C........................        --               (2)                 --                 --
                                                               --------         --------            --------           --------
Decrease in net assets from distributions to shareholders....    (6,552)          (9,198)             (7,607)            (9,977)
                                                               --------         --------            --------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........   (60,834)         (41,876)            (86,965)           (30,770)
Change in net assets from share transactions, Class A........    (1,029)          (2,400)               (232)            (1,437)
Change in net assets from share transactions, Class C........       191              306               1,080                160
                                                               --------         --------            --------           --------
Increase (decrease) in net assets from share transactions....   (61,672)         (43,970)            (86,117)           (32,047)
                                                               --------         --------            --------           --------
Net increase (decrease) in net assets........................   (79,319)         (46,887)            (97,531)           (31,672)

NET ASSETS
Beginning of period..........................................   174,909          221,796             219,516            251,188
                                                               --------         --------            --------           --------
End of period................................................  $ 95,590         $174,909            $121,985           $219,516
                                                               ========         ========            ========           ========
Accumulated undistributed net investment income (loss)
   at end of period .........................................        (5)              --                  --                 --

(1)  Amount is less than $500 (not reported in thousands)



                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


(Reported in thousands)

                                                                   FIXED INCOME FUNDS                    MONEY MARKET FUNDS
                                                         -------------------------------------  -----------------------------------
                                                                                                         INSIGHT GOVERNMENT
                                                                 TAX-EXEMPT BOND FUND                    MONEY MARKET FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $  5,313         $  5,931            $ 11,355           $ 22,220
Net realized gain (loss).....................................    (1,636)             656                   2                 (4)
Net change in unrealized appreciation (depreciation).........   (11,046)          (2,116)                 --                 --
Payment by affiliate (See Note 3)............................        --               --                  --                 --
                                                               --------         --------            --------           --------
Increase (decrease) in net assets resulting from operations..    (7,369)           4,471              11,357             22,216
                                                               --------         --------            --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................    (2,944)          (3,110)             (7,341)           (12,319)
Net investment income, Class A...............................    (2,363)          (2,814)             (4,014)            (9,897)
Net investment income, Class C...............................       (42)              (7)                 --                 --
Net investment income, Exchange Shares.......................        --               --                  --                 --
Net realized short-term gains, Class I.......................        --               --                  --                (43)
Net realized short-term gains, Class A.......................        --               --                  --                (37)
Net realized long-term gains, Class I........................       (78)            (306)                 --                 --
Net realized long-term gains, Class A........................       (66)            (266)                 --                 --
Net realized long-term gains, Class C........................        (1)              (1)                 --                 --
                                                               --------         --------            --------           --------
Decrease in net assets from distributions to shareholders....    (5,494)          (6,504)            (11,355)           (22,296)
                                                               --------         --------            --------           --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........   (20,752)          (8,261)            148,919            (33,091)
Change in net assets from share transactions, Class A........    (5,341)         (16,009)             21,786            (30,275)
Change in net assets from share transactions, Class C........       869              562                  --                 --
Change in net assets from share transactions, Exchange Shares                         --                  --                 --
                                                               --------         --------            --------           --------
Increase (decrease) in net assets from share transactions....   (25,224)         (23,708)            170,705            (63,366)
                                                               --------         --------            --------           --------
Net increase (decrease) in net assets........................   (38,087)         (25,741)            170,707            (63,446)

NET ASSETS
Beginning of period..........................................   130,378          156,119             487,336            550,782
                                                               --------         --------            --------           --------
End of period................................................  $ 92,291         $130,378            $658,043           $487,336
                                                               ========         ========            ========           ========
Accumulated undistributed net investment income (loss)
   at end of period .........................................         9               12                   4                  4


                       See Notes to Financial Statements

                                                                                 MONEY MARKET FUNDS
                                                         --------------------------------------------------------------------------
                                                                                                         INSIGHT TAX-EXEMPT
                                                                INSIGHT MONEY MARKET FUND                 MONEY MARKET FUND
                                                         -------------------------------------  ------------------------------------
                                                              YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2008  DECEMBER 31, 2007  DECEMBER 31, 2008  DECEMBER 31, 2007
                                                         ------------------  -----------------  -----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss).................................  $   100,795       $  229,303       $   27,286         $   38,869
Net realized gain (loss).....................................      (19,522)               6              623                 25
Net change in unrealized appreciation (depreciation).........           --               --               --                 --
Payment by affiliate (See Note 3)............................       19,500               --               --                 --
                                                               -----------       ----------       ----------         ----------
Increase (decrease) in net assets resulting from operations..      100,773          229,309           27,909             38,894
                                                               -----------       ----------       ----------         ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class I...............................      (70,598)        (156,866)         (23,229)           (31,633)
Net investment income, Class A...............................      (22,446)         (47,606)          (4,057)            (7,236)
Net investment income, Class C...............................           --               --               --                 --
Net investment income, Exchange Shares.......................       (7,751)         (24,831)              --                 --
Net realized short-term gains, Class I.......................           --               --             (229)                --
Net realized short-term gains, Class A.......................           --               --              (46)                --
Net realized long-term gains, Class I........................           --               --             (118)                --
Net realized long-term gains, Class A........................           --               --              (23)                --
Net realized long-term gains, Class C........................           --               --               --                 --
                                                               -----------       ----------       ----------         ----------
Decrease in net assets from distributions to shareholders....     (100,795)        (229,303)         (27,702)           (38,869)
                                                               -----------       ----------       ----------         ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class I........   (1,186,035)         367,230          123,487            (12,612)
Change in net assets from share transactions, Class A........     (462,907)         288,395            5,015              1,958
Change in net assets from share transactions, Class C........           --               --               --                 --
Change in net assets from share transactions, Exchange Shares     (190,079)         (78,136)              --                 --
                                                               -----------       ----------       ----------         ----------
Increase (decrease) in net assets from share transactions....   (1,839,021)         577,489          128,502            (10,654)
                                                               -----------       ----------       ----------         ----------
Net increase (decrease) in net assets........................   (1,839,043)         577,495          128,709            (10,629)

NET ASSETS
Beginning of period..........................................    4,336,826        3,759,331        1,286,778          1,297,407
                                                               -----------       ----------       ----------         ----------
End of period................................................  $ 2,497,783       $4,336,826       $1,415,487         $1,286,778
                                                               ===========       ==========       ==========         ==========
Accumulated undistributed net investment income (loss)
   at end of period .........................................           --               --               --                 --


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                             NET                                        NON-RECURRING
                            ASSET                         NET              PAYMENT           TOTAL       DIVIDENDS   DISTRIBUTION
                            VALUE          NET       REALIZED AND           FROM             FROM         FROM NET      FROM NET
                          BEGINNING    INVESTMENT      UNREALIZED           FORMER         INVESTMENT    INVESTMENT     REALIZED
                          OF PERIOD   INCOME (LOSS)   GAIN/(LOSS)      ADMINISTRATOR(8)    OPERATIONS     INCOME         GAINS
====================================================================================================================================
------------------------
BALANCED ALLOCATION FUND
------------------------
CLASS I
1/1/08 to 12/31/08          $14.30       0.289(7)       (3.839)               --           (3.550)         (0.290)           --
1/1/07 to 12/31/07           15.00       0.338(7)        0.625                --            0.963          (0.345)       (1.318)
1/1/06 to 12/31/06           14.72       0.329(7)        0.990             0.017            1.336          (0.329)       (0.711)
1/1/05 to 12/31/05           14.99       0.296           0.812                --            1.108          (0.295)       (1.083)
1/1/04 to 12/31/04           13.50       0.272           1.504                --            1.776          (0.272)       (0.014)

CLASS A
1/1/08 to 12/31/08          $14.26       0.256(7)       (3.836)               --           (3.580)         (0.260)           --
1/1/07 to 12/31/07           14.96       0.298(7)        0.626                --            0.924          (0.306)       (1.318)
1/1/06 to 12/31/06           14.69       0.288(7)        0.988             0.016            1.292          (0.295)       (0.711)
1/1/05 to 12/31/05           14.97       0.269           0.793                --            1.062          (0.259)       (1.083)
1/1/04 to 12/31/04           13.49       0.242           1.496                --            1.738          (0.244)       (0.014)

CLASS C
1/1/08 to 12/31/08          $14.26       0.165(7)       (3.841)               --           (3.676)         (0.164)           --
1/1/07 to 12/31/07           14.96       0.183(7)        0.625                --            0.808          (0.190)       (1.318)
6/26/06 (inception)
  to 12/31/06                14.24       0.080(7)        1.244                --            1.324          (0.085)       (0.519)

----------------
CORE EQUITY FUND
----------------
CLASS I
1/1/08 to 12/31/08          $20.84       0.129(7)       (7.005)               --           (6.876)         (0.122)       (0.202)
1/1/07 to 12/31/07           21.85       0.205(7)        1.321                --            1.526          (0.219)       (2.317)
1/1/06 to 12/31/06           21.19       0.163(7)        2.704             0.055            2.922          (0.159)       (2.049)
1/1/05 to 12/31/05           21.91       0.117           1.837                --            1.954          (0.123)       (2.551)
1/1/04 to 12/31/04           20.44       0.144           2.544                --            2.688          (0.134)       (1.084)

CLASS A
1/1/08 to 12/31/08          $20.51       0.082(7)       (6.892)               --           (6.810)         (0.078)       (0.202)
1/1/07 to 12/31/07           21.53       0.148(7)        1.312                --            1.460          (0.163)       (2.317)
1/1/06 to 12/31/06           20.91       0.110(7)        2.663             0.054            2.827          (0.104)       (2.049)
1/1/05 to 12/31/05           21.66       0.070           1.803                --            1.873          (0.072)       (2.551)
1/1/04 to 12/31/04           20.24       0.078           2.521                --            2.599          (0.095)       (1.084)

CLASS C
1/1/08 to 12/31/08          $20.44      (0.039)(7)      (6.839)               --           (6.878)             --        (0.202)
1/1/07 to 12/31/07           21.49      (0.021)(7)       1.307                --            1.286          (0.019)       (2.317)
6/26/06 (inception)
  to 12/31/06                20.46      (0.022)(7)       2.633                --            2.611          (0.024)       (1.557)

---------------------------------
DISCIPLINED SMALL-CAP GROWTH FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08          $13.29      (0.067)(7)      (5.473)               --           (5.540)             --            --
1/1/07 to 12/31/07           13.93      (0.092)(7)      (0.030)               --           (0.122)             --(9)     (0.518)
1/1/06 to 12/31/06           13.56      (0.083)(7)       1.382             0.005            1.304              --        (0.929)
1/1/05 to 12/31/05           13.71      (0.025)          0.512                --            0.487              --        (0.637)
1/1/04 to 12/31/04           11.39      (0.064)          2.384                --            2.320              --            --

CLASS A
1/1/08 to 12/31/08          $13.23      (0.092)(7)      (5.438)               --           (5.530)             --            --
1/1/07 to 12/31/07           13.91      (0.123)(7)      (0.039)               --           (0.162)             --(9)     (0.518)
6/26/06 (inception)
  to 12/31/06                13.34      (0.065)(7)       1.493                --            1.428              --        (0.858)


         The footnote legend is at the end of the financial highlights.


                        See Notes to Financial Statements


                             DISTRIBUTIONS                                                                         TOTAL RETURN
                                 FROM                                REDEMPTION        NET                           EXCLUDING
                             NON-RECURRING                              FEES          ASSET                        NON-RECURRING
                                PAYMENT                               ADDED TO        VALUE,                          PAYMENT
                              FROM FORMER           TOTAL             PAID-IN         END OF        TOTAL            FROM FORMER
                            ADMINISTRATOR(8)    DISTRIBUTIONS        CAPITAL(4)       PERIOD       RETURN(3)     ADMINISTRATOR(3)(8)
====================================================================================================================================
------------------------
BALANCED ALLOCATION FUND
------------------------
CLASS I
1/1/08 to 12/31/08                  --             (0.290)                --          $10.46       (25.10)%              --%
1/1/07 to 12/31/07                  --             (1.663)                --           14.30         6.48                --
1/1/06 to 12/31/06              (0.017)            (1.057)             0.001           15.00         9.26              9.14
1/1/05 to 12/31/05                  --             (1.378)                --           14.72         7.45                --
1/1/04 to 12/31/04                  --             (0.286)                --           14.99        13.32                --

CLASS A
1/1/08 to 12/31/08                  --             (0.260)                --          $10.42       (25.35)%              --%
1/1/07 to 12/31/07                  --             (1.624)                --           14.26         6.16                --
1/1/06 to 12/31/06              (0.016)            (1.022)                --           14.96         9.03              8.92
1/1/05 to 12/31/05                  --             (1.342)                --           14.69         7.14                --
1/1/04 to 12/31/04                  --             (0.258)                --           14.97        13.02                --

CLASS C
1/1/08 to 12/31/08                  --             (0.164)                --          $10.42       (25.93)%              --%
1/1/07 to 12/31/07                  --             (1.508)                --           14.26         5.45                --
6/26/06 (inception)
  to 12/31/06                       --             (0.604)                --           14.96         9.31(2)             --

----------------
CORE EQUITY FUND
----------------
CLASS I
1/1/08 to 12/31/08                  --             (0.324)                --          $13.64       (33.36)%              --%
1/1/07 to 12/31/07                  --             (2.536)                --           20.84         7.06                --
1/1/06 to 12/31/06              (0.055)            (2.263)             0.001           21.85        13.98             13.07
1/1/05 to 12/31/05                  --             (2.674)                --           21.19         8.97                --
1/1/04 to 12/31/04                  --             (1.218)                --           21.91        13.32                --

CLASS A
1/1/08 to 12/31/08                  --             (0.280)                --          $13.42       (33.54)%              --%
1/1/07 to 12/31/07                  --             (2.480)                --           20.51         6.81                --
1/1/06 to 12/31/06              (0.054)            (2.207)                --           21.53        13.73             13.46
1/1/05 to 12/31/05                  --             (2.623)                --           20.91         8.70                --
1/1/04 to 12/31/04                  --             (1.179)                --           21.66        13.01                --

CLASS C
1/1/08 to 12/31/08                  --             (0.202)                --          $13.36       (34.04)%              --%
1/1/07 to 12/31/07                  --             (2.336)                --           20.44         6.00                --
6/26/06 (inception)
  to 12/31/06                       --             (1.581)                --           21.49        12.84(2)             --

---------------------------------
DISCIPLINED SMALL-CAP GROWTH FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08                  --                 --                 --          $ 7.75       (41.69)%              --%
1/1/07 to 12/31/07                  --             (0.518)                --           13.29        (0.92)               --
1/1/06 to 12/31/06              (0.005)            (0.934)                --           13.93         9.61              9.58
1/1/05 to 12/31/05                  --             (0.637)                --           13.56         3.40                --
1/1/04 to 12/31/04                  --                 --                 --           13.71        20.37                --

CLASS A
1/1/08 to 12/31/08                  --                 --                 --          $ 7.70       (41.80)%              --%
1/1/07 to 12/31/07                  --             (0.518)                --           13.23        (1.21)               --
6/26/06 (inception)
  to 12/31/06                       --             (0.858)                --           13.91        10.70(2)             --


                                                                                                  RATIO OF NET
                                          NET            RATIO OF NET         RATIO OF GROSS       INVESTMENT
                                        ASSETS,            OPERATING            OPERATING            INCOME
                                        END OF            EXPENSES TO           EXPENSES               TO            PORTFOLIO
                                        PERIOD            AVERAGE NET          TO AVERAGE          AVERAGE NET       TURNOVER
                                    (IN THOUSANDS)           ASSETS             NET ASSETS           ASSETS            RATE
====================================================================================================================================
------------------------
BALANCED ALLOCATION FUND
------------------------
CLASS I
1/1/08 to 12/31/08                    $ 46,545                0.83%                 0.88%              2.28%              55%
1/1/07 to 12/31/07                      71,603                0.77                  0.82               2.18               71
1/1/06 to 12/31/06                      74,724                0.76                  0.82               2.20               66
1/1/05 to 12/31/05                      71,570                0.79                  0.84               1.95               61
1/1/04 to 12/31/04                      64,065                0.88                  0.95               1.94               66

CLASS A
1/1/08 to 12/31/08                    $  7,050                1.08%                 1.08%              2.02%              55%
1/1/07 to 12/31/07                      11,646                1.02                  1.02               1.93               71
1/1/06 to 12/31/06                      12,613                1.01                  1.02               1.93               66
1/1/05 to 12/31/05                       2,953                1.04                  1.09               1.74               61
1/1/04 to 12/31/04                       1,641                1.13                  1.20               1.69               66

CLASS C
1/1/08 to 12/31/08                    $    498                1.83%                 1.83%              1.33%              55%
1/1/07 to 12/31/07                         321                1.78                  1.78               1.19               71
6/26/06 (inception)
  to 12/31/06                              255                1.77(1)               1.77(1)            1.04(1)            66(2)

----------------
CORE EQUITY FUND
----------------
CLASS I
1/1/08 to 12/31/08                    $ 76,658                0.95%                 1.00%              0.73%              68%
1/1/07 to 12/31/07                     124,328                0.91                  0.96               0.91               58
1/1/06 to 12/31/06                     146,245                0.90                  0.95               0.74               74
1/1/05 to 12/31/05                     135,587                0.93                  0.97               0.54               80
1/1/04 to 12/31/04                     128,125                1.00                  1.02               0.67               83

CLASS A
1/1/08 to 12/31/08                    $  5,943                1.20%                 1.20%              0.47%              68%
1/1/07 to 12/31/07                      10,265                1.16                  1.16               0.66               58
1/1/06 to 12/31/06                      11,795                1.16                  1.16               0.50               74
1/1/05 to 12/31/05                       1,009                1.18                  1.22               0.29               80
1/1/04 to 12/31/04                         809                1.25                  1.27               0.42               83

CLASS C
1/1/08 to 12/31/08                    $    617                1.95%                 1.95%             (0.23)%             68%
1/1/07 to 12/31/07                         251                1.92                  1.92              (0.10)              58
6/26/06 (inception)
  to 12/31/06                              171                1.89(1)               1.89(1)           (0.19)(1)           74(2)

---------------------------------
DISCIPLINED SMALL-CAP GROWTH FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08                    $ 16,340                1.16%                 1.42%             (0.62)%             90%
1/1/07 to 12/31/07                      25,527                1.15                  1.24              (0.65)              98
1/1/06 to 12/31/06                      27,433                1.07                  1.20              (0.57)             123
1/1/05 to 12/31/05                      20,626                0.96                  1.46              (0.38)             100
1/1/04 to 12/31/04                       7,396                1.00                  1.48              (0.53)             100

CLASS A
1/1/08 to 12/31/08                    $    344                1.41%                 1.61%             (0.86)%             90%
1/1/07 to 12/31/07                         438                1.40                  1.41              (0.88)              98
6/26/06 (inception)
  to 12/31/06                              130                1.23(1)               1.23(1)           (0.77)(1)          123(2)



                        See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                                                   NON-RECURRING
                               ASSET                                    NET              PAYMENT             TOTAL         DIVIDENDS
                               VALUE                NET            REALIZED AND           FROM               FROM          FROM NET
                             BEGINNING           INVESTMENT          UNREALIZED          FORMER           INVESTMENT      INVESTMENT
                             OF PERIOD          INCOME (LOSS)       GAIN/(LOSS)      ADMINISTRATOR(8)     OPERATIONS        INCOME
====================================================================================================================================
--------------------------------------------
DISCIPLINED SMALL-CAP GROWTH FUND (CONTINUED)
--------------------------------------------
CLASS C
1/1/08 to 12/31/08            $13.08            (0.171)(7)             (5.349)             --               (5.520)           --
1/1/07 to 12/31/07             13.86            (0.231)(7)             (0.031)             --               (0.262)           --(9)
6/26/06 (inception)
  to 12/31/06                  13.47            (0.121)(7)              1.369              --                1.248            --

--------------------------------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
--------------------------------------
CLASS I
1/1/08 to 12/31/08            $13.23            (0.012)(7)             (4.828)             --               (4.840)           --
1/1/07 to 12/31/07             19.67             0.010(7)              (1.881)             --               (1.871)           --(9)
1/1/06 to 12/31/06             21.48            (0.001)(7)              1.854           0.036                1.889        (0.002)
1/1/05 to 12/31/05             24.64             0.042                  1.133              --                1.175        (0.045)
1/1/04 to 12/31/04             22.74             0.083                  5.161              --                5.244        (0.059)

CLASS A
1/1/08 to 12/31/08            $12.50            (0.039)(7)             (4.551)             --               (4.590)           --
1/1/07 to 12/31/07             18.91            (0.040)(7)             (1.801)             --               (1.841)           --(9)
1/1/06 to 12/31/06             20.81            (0.034)(7)              1.795           0.034                1.795            --
1/1/05 to 12/31/05             24.03            (0.089)                 1.159              --                1.070            --
1/1/04 to 12/31/04             22.27             0.042                  5.003              --                5.045        (0.025)

CLASS C
1/1/08 to 12/31/08            $12.31            (0.115)(7)             (4.465)             --               (4.580)           --
1/1/07 to 12/31/07             18.83            (0.185)(7)             (1.766)             --               (1.951)           --(9)
6/26/06 (inception)
  to 12/31/06                  20.31            (0.104)(7)              1.269              --                1.165            --

--------------------------------
DISCIPLINED SMALL-CAP VALUE FUND
--------------------------------
CLASS I
1/1/08 to 12/31/08            $31.11             0.105(7)              (9.245)             --               (9.140)       (0.080)
1/1/07 to 12/31/07             44.42             0.215(7)              (3.651)             --               (3.436)       (0.210)
1/1/06 to 12/31/06             47.40             0.097(7)               4.976           0.060                5.133        (0.133)
1/1/05 to 12/31/05             50.67             0.266                  4.246              --                4.512        (0.241)
1/1/04 to 12/31/04             45.10             0.333                 12.228              --               12.561        (0.274)

CLASS A
1/1/08 to 12/31/08            $30.72             0.025(7)              (9.093)             --               (9.068)       (0.012)
1/1/07 to 12/31/07             43.97             0.106(7)              (3.602)             --               (3.496)       (0.090)
1/1/06 to 12/31/06             47.02             0.050(7)               4.852           0.045                4.947        (0.031)
1/1/05 to 12/31/05             50.35             0.173                  4.180              --                4.353        (0.135)
1/1/04 to 12/31/04             44.92             0.198                 12.004              --               12.202        (0.229)

CLASS C
1/1/08 to 12/31/08            $30.39            (0.130)(7)             (9.000)             --               (9.130)           --
1/1/07 to 12/31/07             43.82            (0.190)(7)             (3.576)             --               (3.766)           --(9)
6/26/06 (inception)
  to 12/31/06                  45.40            (0.187)(7)              4.647              --                4.460            --

-----------------------------------
EMERGING MARKETS OPPORTUNITIES FUND
-----------------------------------
CLASS I
1/1/08 to 12/31/08            $10.08             0.060(7)              (4.433)             --               (4.373)       (0.107)
1/1/07 to 12/31/07             12.34             0.145(7)               3.624              --                3.769        (0.088)
1/1/06 to 12/31/06             12.43             0.202(7)               3.324           0.007                3.533        (0.221)
1/1/05 to 12/31/05             11.01             0.145                  3.151              --                3.296        (0.112)
1/1/04 to 12/31/04             10.03             0.106                  1.843              --                1.949        (0.110)




         The footnote legend is at the end of the financial highlights.


                       See Notes to Financial Statements


                                                     DISTRIBUTIONS
                                                         FROM                               REDEMPTION        NET
                                  DISTRIBUTIONS      NON-RECURRING                             FEES          ASSET
                                    FROM NET           PAYMENT                               ADDED TO        VALUE,
                                    REALIZED           FROM FORMER           TOTAL            PAID-IN        END OF          TOTAL
                                      GAINS         ADMINISTRATOR(8)     DISTRIBUTIONS      CAPITAL(4)       PERIOD        RETURN(3)
====================================================================================================================================
---------------------------------------------
DISCIPLINED SMALL-CAP GROWTH FUND (CONTINUED)
---------------------------------------------
CLASS C
1/1/08 to 12/31/08                     --                  --                   --               --         $ 7.56         (42.20)%
1/1/07 to 12/31/07                 (0.518)                 --               (0.518)              --          13.08          (1.94)
6/26/06 (inception)
  to 12/31/06                      (0.858)                 --               (0.858)              --          13.86           9.26(2)

--------------------------------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
--------------------------------------
CLASS I
1/1/08 to 12/31/08                     --                  --                   --               --         $ 8.39         (36.58)%
1/1/07 to 12/31/07                 (4.569)                 --               (4.569)              --          13.23         (10.33)
1/1/06 to 12/31/06                 (3.661)             (0.036)              (3.699)              --          19.67           8.73
1/1/05 to 12/31/05                 (4.294)                 --               (4.339)           0.004          21.48           4.55
1/1/04 to 12/31/04                 (3.322)                 --               (3.381)           0.037          24.64          24.16(6)

CLASS A
1/1/08 to 12/31/08                     --                  --                   --               --         $ 7.91         (36.72)%
1/1/07 to 12/31/07                 (4.569)                 --               (4.569)              --          12.50         (10.61)
1/1/06 to 12/31/06                 (3.661)             (0.034)              (3.695)              --          18.91           8.50
1/1/05 to 12/31/05                 (4.294)                 --               (4.294)           0.004          20.81           4.28
1/1/04 to 12/31/04                 (3.322)                 --               (3.347)           0.062          24.03          23.88(6)

CLASS C
1/1/08 to 12/31/08                      --                 --                   --               --         $ 7.73         (37.21)%
1/1/07 to 12/31/07                 (4.569)                 --               (4.569)              --          12.31         (11.26)
6/26/06 (inception)
  to 12/31/06                      (2.645)                 --               (2.645)              --          18.83           5.77(2)

--------------------------------
DISCIPLINED SMALL-CAP VALUE FUND
--------------------------------
CLASS I
1/1/08 to 12/31/08                     --                  --               (0.080)              --         $21.89         (29.36)%
1/1/07 to 12/31/07                 (9.664)                 --               (9.874)              --          31.11          (8.93)
1/1/06 to 12/31/06                 (7.921)             (0.060)              (8.114)           0.001          44.42          10.92
1/1/05 to 12/31/05                 (7.581)                 --               (7.822)           0.040          47.40           8.90
1/1/04 to 12/31/04                 (6.826)                 --               (7.100)           0.109          50.67          28.93(6)

CLASS A
1/1/08 to 12/31/08                     --                  --               (0.012)              --         $21.64         (29.52)%
1/1/07 to 12/31/07                 (9.664)                 --               (9.754)              --          30.72          (9.17)
1/1/06 to 12/31/06                 (7.921)             (0.045)              (7.997)              --          43.97          10.62
1/1/05 to 12/31/05                 (7.581)                 --               (7.716)           0.033          47.02           8.63
1/1/04 to 12/31/04                 (6.826)                 --               (7.055)           0.283          50.35          28.62(6)

CLASS C
1/1/08 to 12/31/08                     --                  --                   --               --         $21.26         (30.04)%
1/1/07 to 12/31/07                 (9.664)                 --               (9.664)              --          30.39          (9.85)
6/26/06 (inception)
  to 12/31/06                      (6.040)                 --               (6.040)              --          43.82           9.86(2)

-----------------------------------
EMERGING MARKETS OPPORTUNITIES FUND
-----------------------------------
CLASS I
1/1/08 to 12/31/08                 (0.700)                 --               (0.807)              --         $ 4.90         (45.90)%
1/1/07 to 12/31/07                 (5.941)                 --               (6.029)              --          10.08          37.39
1/1/06 to 12/31/06                 (3.395)             (0.007)              (3.623)              --(9)       12.34          29.60
1/1/05 to 12/31/05                 (1.764)                 --               (1.876)              --          12.43          31.23
1/1/04 to 12/31/04                 (0.860)                 --               (0.970)           0.001          11.01          20.04



                               TOTAL RETURN                                                            RATIO OF NET
                                EXCLUDING             NET        RATIO OF NET     RATIO OF GROSS       INVESTMENT
                               NON-RECURRING         ASSETS,      OPERATING         OPERATING            INCOME
                                  PAYMENT            END OF       EXPENSES TO         EXPENSES              TO            PORTFOLIO
                                FROM FORMER          PERIOD      AVERAGE NET        TO AVERAGE         AVERAGE NET        TURNOVER
                            ADMINISTRATOR(3)(8)  (IN THOUSANDS)     ASSETS           NET ASSETS           ASSETS             RATE
====================================================================================================================================
--------------------------------------------
DISCIPLINED SMALL-CAP GROWTH FUND (CONTINUED)
--------------------------------------------
CLASS C
1/1/08 to 12/31/08                     --%         $    104           2.16%              2.37%            (1.61)%              90%
1/1/07 to 12/31/07                     --               141           2.15               2.19             (1.64)               98
6/26/06 (inception)
  to 12/31/06                          --               139           2.15(1)            2.15(1)          (1.65)(1)           123(2)

--------------------------------------
DISCIPLINED SMALL-CAP OPPORTUNITY FUND
--------------------------------------
CLASS I
1/1/08 to 12/31/08                     --%         $ 50,568           1.10%              1.15%            (0.10)%              72%
1/1/07 to 12/31/07                     --           112,397           1.00               1.05              0.05                92
1/1/06 to 12/31/06                   8.56           399,712           0.93               0.99              0.00                85
1/1/05 to 12/31/05                     --           480,501           0.94               0.97              0.16                76
1/1/04 to 12/31/04                     --           544,635           1.00               1.00              0.36                64

CLASS A
1/1/08 to 12/31/08                     --%         $ 20,421           1.35%              1.35%            (0.36)%              72%
1/1/07 to 12/31/07                     --            49,593           1.25               1.25             (0.22)               92
1/1/06 to 12/31/06                   8.34            86,850           1.20               1.20             (0.17)               85
1/1/05 to 12/31/05                     --            12,094           1.19               1.22             (0.18)               76
1/1/04 to 12/31/04                     --            66,179           1.25               1.25              0.33                64

CLASS C
1/1/08 to 12/31/08                     --%         $    513           2.10%              2.10%            (1.09)%              72%
1/1/07 to 12/31/07                     --               612           2.02               2.02             (1.06)               92
6/26/06 (inception)
  to 12/31/06                          --               249           1.92(1)            1.92(1)          (0.98)(1)            85(2)

--------------------------------
DISCIPLINED SMALL-CAP VALUE FUND
--------------------------------
CLASS I
1/1/08 to 12/31/08                     --%         $ 51,715           1.06%              1.11%             0.38%               77%
1/1/07 to 12/31/07                     --            92,809           0.96               1.01              0.50                83
1/1/06 to 12/31/06                  10.82           297,831           0.88               0.94              0.20                92
1/1/05 to 12/31/05                     --           335,085           0.90               0.94              0.49                74
1/1/04 to 12/31/04                     --           369,311           0.93               0.94              0.69                70

CLASS A
1/1/08 to 12/31/08                     --%         $ 14,895           1.31%              1.31%             0.09%               77%
1/1/07 to 12/31/07                     --            35,478           1.21               1.21              0.25                83
1/1/06 to 12/31/06                  10.52            83,558           1.16               1.17              0.11                92
1/1/05 to 12/31/05                     --            11,226           1.15               1.19              0.24                74
1/1/04 to 12/31/04                     --             8,352           1.18               1.19              0.57                70

CLASS C
1/1/08 to 12/31/08                     --%         $    203           2.06%              2.06%            (0.49)%              77%
1/1/07 to 12/31/07                     --               249           1.98               1.98             (0.47)               83
6/26/06 (inception)
  to 12/31/06                          --               167           1.89(1)            1.89(1)          (0.77)(1)            92(2)

-----------------------------------
EMERGING MARKETS OPPORTUNITIES FUND
-----------------------------------
CLASS I
1/1/08 to 12/31/08                     --%         $ 63,699           1.54%              1.59%             0.77%              126%
1/1/07 to 12/31/07                     --           199,197           1.34               1.39              1.22                92
1/1/06 to 12/31/06                  28.54           242,422           1.32               1.50              1.51                83
1/1/05 to 12/31/05                     --           329,081           1.45               1.60              1.20                43
1/1/04 to 12/31/04                     --           302,250           1.58               1.60              0.92                49


         The footnote legend is at the end of the financial highlights.


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                                           NON-RECURRING
                               ASSET                            NET              PAYMENT              TOTAL           DIVIDENDS
                               VALUE            NET         REALIZED AND          FROM                 FROM           FROM NET
                             BEGINNING      INVESTMENT       UNREALIZED          FORMER             INVESTMENT       INVESTMENT
                             OF PERIOD     INCOME (LOSS)     GAIN/(LOSS)      ADMINISTRATOR(8)      OPERATIONS         INCOME
====================================================================================================================================
-----------------------------------------------
EMERGING MARKETS OPPORTUNITIES FUND (CONTINUED)
-----------------------------------------------
CLASS A
1/1/08 to 12/31/08            $ 9.80          0.046(7)        (4.297)               --                (4.251)          (0.089)
1/1/07 to 12/31/07             12.14          0.088(7)         3.573                --                 3.661           (0.060)
1/1/06 to 12/31/06             12.27          0.078(7)         3.362             0.007                 3.447           (0.175)
1/1/05 to 12/31/05             10.88          0.103            3.137                --                 3.240           (0.086)
1/1/04 to 12/31/04              9.94          0.030            1.864                --                 1.894           (0.096)

CLASS C
1/1/08 to 12/31/08            $ 9.69         (0.004)(7)       (4.232)               --                (4.236)          (0.034)
1/1/07 to 12/31/07             12.14          0.001(7)         3.550                --                 3.551           (0.060)
6/26/06 (inception)
  to 12/31/06                  11.71         (0.033)(7)        3.353                --                 3.320           (0.074)

----------
INDEX FUND
----------
CLASS I
1/1/08 to 12/31/08            $21.03          0.276(7)        (7.886)               --                (7.610)          (0.283)
1/1/07 to 12/31/07             21.87          0.344(7)         0.832                --                 1.176           (0.350)
1/1/06 to 12/31/06             19.69          0.318(7)         2.678             0.216                 3.212           (0.342)
1/1/05 to 12/31/05             22.09          0.380            0.808                --                 1.188           (0.369)
1/1/04 to 12/31/04             21.55          0.362            1.844                --                 2.206           (0.357)

CLASS A(5)
1/1/08 to 12/31/08            $21.04          0.234(7)        (7.887)               --                (7.653)          (0.240)
1/1/07 to 12/31/07             21.88          0.288(7)         0.832                --                 1.120           (0.294)
1/1/06 to 12/31/06             19.68          0.280(7)         2.700             0.212                 3.192           (0.306)
1/1/05 to 12/31/05             22.08          0.300            0.851                --                 1.151           (0.331)
1/1/04 to 12/31/04             21.54          0.299            1.851                --                 2.150           (0.301)

-----------------
VALUE EQUITY FUND
-----------------
CLASS I
1/1/08 to 12/31/08            $13.94          0.157(7)        (5.056)               --                (4.899)          (0.146)
1/1/07 to 12/31/07             14.66          0.175(7)         1.279                --                 1.454           (0.180)
1/1/06 to 12/31/06             13.88          0.141(7)         2.038             0.035                 2.214           (0.141)
1/1/05 to 12/31/05             13.44          0.170            1.513                --                 1.683           (0.173)
1/1/04 to 12/31/04             11.48          0.111            1.961                --                 2.072           (0.112)

CLASS A
1/1/08 to 12/31/08            $14.06          0.131(7)        (5.098)               --                (4.967)          (0.118)
1/1/07 to 12/31/07             14.77          0.137(7)         1.288                --                 1.425           (0.141)
1/1/06 to 12/31/06             13.97          0.126(7)         2.039             0.031                 2.196           (0.106)
1/1/05 to 12/31/05             13.53          0.130            1.520                --                 1.650           (0.140)
1/1/04 to 12/31/04             11.56          0.041            2.015                --                 2.056           (0.086)

CLASS C
1/1/08 to 12/31/08            $14.04          0.041(7)        (5.085)               --                (5.044)          (0.031)
1/1/07 to 12/31/07             14.76          0.018(7)         1.277                --                 1.295           (0.021)
6/26/06 (inception)
  to 12/31/06                  14.20          0.012(7)         1.603                --                 1.615           (0.015)


         The footnote legend is at the end of the financial highlights.



                       See Notes to Financial Statements


                                                DISTRIBUTIONS
                                                    FROM                                   REDEMPTION          NET
                          DISTRIBUTIONS         NON-RECURRING                                 FEES            ASSET
                            FROM NET              PAYMENT                                   ADDED TO          VALUE,
                            REALIZED            FROM FORMER                TOTAL            PAID-IN           END OF        TOTAL
                              GAINS            ADMINISTRATOR(8)        DISTRIBUTIONS       CAPITAL(4)        PERIOD       RETURN(3)
====================================================================================================================================
----------------------------------------------
EMERGING MARKETS OPPORTUNITIES FUND (CONTINUED)
-----------------------------------------------
CLASS A
1/1/08 to 12/31/08          (0.700)                    --                (0.789)                --          $ 4.76        (46.04)%
1/1/07 to 12/31/07          (5.941)                    --                (6.001)                --            9.80         37.16
1/1/06 to 12/31/06          (3.395)                (0.007)               (3.577)                --(9)        12.14         29.21
1/1/05 to 12/31/05          (1.764)                    --                (1.850)                --           12.27         31.08
1/1/04 to 12/31/04          (0.860)                    --                (0.956)             0.002           10.88         19.67

CLASS C
1/1/08 to 12/31/08          (0.700)                    --                (0.734)                --          $ 4.72        (46.50)%
1/1/07 to 12/31/07          (5.941)                    --                (6.001)                --            9.69         35.89
6/26/06 (inception)
  to 12/31/06               (2.816)                    --                (2.890)                --           12.14         29.04(2)

----------
INDEX FUND
----------
CLASS I
1/1/08 to 12/31/08          (0.427)                    --                (0.710)                --          $12.71        (36.80)%
1/1/07 to 12/31/07          (1.666)                    --                (2.016)                --           21.03          5.45
1/1/06 to 12/31/06          (0.474)                (0.216)               (1.032)                --           21.87         16.51
1/1/05 to 12/31/05          (3.224)                    --                (3.593)             0.005           19.69          5.38
1/1/04 to 12/31/04          (1.309)                    --                (1.666)                --           22.09         10.48

CLASS A(5)
1/1/08 to 12/31/08          (0.427)                    --                (0.667)                --          $12.72        (37.00)%
1/1/07 to 12/31/07          (1.666)                    --                (1.960)                --           21.04          5.18
1/1/06 to 12/31/06          (0.474)                (0.212)               (0.992)                --           21.88         16.47
1/1/05 to 12/31/05          (3.224)                    --                (3.555)             0.004           19.68          5.15
1/1/04 to 12/31/04          (1.309)                    --                (1.610)                --           22.08         10.21

-----------------
VALUE EQUITY FUND
-----------------
CLASS I
1/1/08 to 12/31/08          (0.405)                    --                (0.551)                --          $ 8.49        (36.26)%
1/1/07 to 12/31/07          (1.994)                    --                (2.174)                --           13.94         10.10
1/1/06 to 12/31/06          (1.259)                (0.035)               (1.435)             0.001           14.66         16.12
1/1/05 to 12/31/05          (1.070)                    --                (1.243)                --           13.88         12.52
1/1/04 to 12/31/04              --                     --                (0.112)                --           13.44         18.14

CLASS A
1/1/08 to 12/31/08          (0.405)                    --                (0.523)                --          $ 8.57        (36.39)%
1/1/07 to 12/31/07          (1.994)                    --                (2.135)                --           14.06          9.82
1/1/06 to 12/31/06          (1.259)                (0.031)               (1.396)                --           14.77         15.85
1/1/05 to 12/31/05          (1.070)                    --                (1.210)                --           13.97         12.18
1/1/04 to 12/31/04              --                      --               (0.086)                --           13.53         17.85

CLASS C
1/1/08 to 12/31/08          (0.405)                    --                (0.436)                --          $ 8.56        (36.87)%
1/1/07 to 12/31/07          (1.994)                    --                (2.015)                --           14.04          8.92
6/26/06 (inception)
  to 12/31/06               (1.040)                    --                (1.055)                --           14.76         11.35(2)


                                TOTAL RETURN                                                              RATIO OF NET
                                 EXCLUDING               NET          RATIO OF NET     RATIO OF GROSS       INVESTMENT
                               NON-RECURRING           ASSETS,         OPERATING         OPERATING           INCOME
                                  PAYMENT              END OF         EXPENSES TO        EXPENSES              TO          PORTFOLIO
                                 FROM FORMER            PERIOD        AVERAGE NET       TO AVERAGE         AVERAGE NET      TURNOVER
                            ADMINISTRATOR(3)(8)     (IN THOUSANDS)      ASSETS          NET ASSETS           ASSETS           RATE
====================================================================================================================================
----------------------------------------------
EMERGING MARKETS OPPORTUNITIES FUND (CONTINUED)
-----------------------------------------------
CLASS A
1/1/08 to 12/31/08                   --%              $ 11,281          1.79%             1.79%             0.65%            126%
1/1/07 to 12/31/07                   --                 11,616          1.60              1.60              0.77              92
1/1/06 to 12/31/06                29.15                  7,456          1.59              1.63              0.60              83
1/1/05 to 12/31/05                   --                  1,205          1.70              1.85              0.91              43
1/1/04 to 12/31/04                   --                    916          1.83              1.85              0.49              49

CLASS C
1/1/08 to 12/31/08                   --%              $    307          2.54%             2.54%            (0.05)%           126%
1/1/07 to 12/31/07                   --                    373          2.35              2.35              0.01              92
6/26/06 (inception)
  to 12/31/06                        --                    186          2.30(1)           2.30(1)          (0.49)(1)          83(2)

----------
INDEX FUND
----------
CLASS I
1/1/08 to 12/31/08                   --%              $ 13,490          0.73%             0.78%             1.56%              9%
1/1/07 to 12/31/07                   --                 40,336          0.52              0.57              1.52               9
1/1/06 to 12/31/06                15.30                 59,680          0.43              0.54              1.54               3
1/1/05 to 12/31/05                   --                 76,163          0.40              0.45              1.45               6
1/1/04 to 12/31/04                   --                311,422          0.43              0.43              1.59               3

CLASS A(5)
1/1/08 to 12/31/08                   --%              $  8,963          0.98%             0.98%             1.33%              9%
1/1/07 to 12/31/07                   --                 16,614          0.78              0.78              1.27               9
1/1/06 to 12/31/06                15.18                 14,710          0.63              0.69              1.36               3
1/1/05 to 12/31/05                   --                 14,963          0.57              0.64              1.34               6
1/1/04 to 12/31/04                   --                 17,457          0.68              0.68              1.34               3

-----------------
VALUE EQUITY FUND
-----------------
CLASS I
1/1/08 to 12/31/08                   --%              $150,922          0.90%             0.95%             1.37%             56%
1/1/07 to 12/31/07                   --                272,426          0.87              0.92              1.13              55
1/1/06 to 12/31/06                15.85                278,841          0.87              0.93              0.96              59
1/1/05 to 12/31/05                   --                261,584          0.87              0.91              1.20              63
1/1/04 to 12/31/04                   --                244,336          0.94              0.94              0.91              73

CLASS A
1/1/08 to 12/31/08                   --%              $ 15,946          1.15%             1.15%             1.14%             56%
1/1/07 to 12/31/07                   --                 22,330          1.12              1.12              0.88              55
1/1/06 to 12/31/06                15.62                 25,800          1.14              1.14              0.84              59
1/1/05 to 12/31/05                   --                  2,416          1.12              1.16              1.00              63
1/1/04 to 12/31/04                   --                  1,127          1.19              1.19              0.71              73

CLASS C
1/1/08 to 12/31/08                   --%              $    406          1.90%             1.90%             0.36%             56%
1/1/07 to 12/31/07                   --                    691          1.87              1.87              0.12              55
6/26/06 (inception)
  to 12/31/06                        --                    175          1.89(1)           1.89(1)           0.15(1)           59(2)




         The footnote legend is at the end of the financial highlights.



                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                NET                                         NON-RECURRING
                               ASSET                            NET           PAYMENT               TOTAL       DIVIDENDS
                               VALUE           NET         REALIZED AND         FROM                FROM        FROM NET
                             BEGINNING      INVESTMENT       UNREALIZED        FORMER            INVESTMENT    INVESTMENT
                             OF PERIOD     INCOME (LOSS)    GAIN/(LOSS)     ADMINISTRATOR(8)     OPERATIONS      INCOME
====================================================================================================================================
----------------------
HIGH YIELD INCOME FUND
----------------------
CLASS I
1/1/08 to 12/31/08            $11.87         0.880(7)        (3.417)              --              (2.537)        (0.883)
1/1/07 to 12/31/07             12.45         0.893(7)        (0.578)              --               0.315         (0.895)
1/1/06 to 12/31/06             12.44         0.848(7)         0.023            0.013               0.884         (0.861)
1/1/05 to 12/31/05             13.07         0.831           (0.592)              --               0.239         (0.832)
1/1/04 to 12/31/04             12.83         0.878            0.431               --               1.309         (0.878)

CLASS A
1/1/08 to 12/31/08            $11.87         0.855(7)        (3.421)              --              (2.566)        (0.854)
1/1/07 to 12/31/07             12.45         0.865(7)        (0.581)              --               0.284         (0.864)
1/1/06 to 12/31/06             12.44         0.880(7)        (0.039)           0.013               0.854         (0.831)
1/1/05 to 12/31/05             13.07         0.799           (0.592)              --               0.207         (0.800)
5/17/04 (inception)
  to 12/31/04                  12.43         0.527            0.831               --               1.358         (0.527)

CLASS C
1/1/08 to 12/31/08            $11.87         0.775(7)        (3.417)              --              (2.642)        (0.778)
1/1/07 to 12/31/07             12.45         0.772(7)        (0.580)              --               0.192         (0.772)
6/26/06 (inception)
  to 12/31/06                  11.98         0.374(7)         0.474               --               0.848         (0.378)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08            $16.75         0.621(7)         0.927               --               1.548         (0.626)
1/1/07 to 12/31/07             16.37         0.733(7)         0.381               --               1.114         (0.734)
1/1/06 to 12/31/06             16.50         0.732(7)        (0.133)           0.095               0.694         (0.732)
1/1/05 to 12/31/05             16.84         0.697           (0.277)              --               0.420         (0.706)
1/1/04 to 12/31/04             17.12         0.593           (0.094)              --               0.499         (0.593)

CLASS A
1/1/08 to 12/31/08            $16.75         0.569(7)         0.937               --               1.506         (0.584)
1/1/07 to 12/31/07             16.36         0.692(7)         0.391               --               1.083         (0.693)
1/1/06 to 12/31/06             16.50         0.692(7)        (0.142)           0.095               0.645         (0.691)
1/1/05 to 12/31/05             16.84         0.655           (0.278)              --               0.377         (0.664)
1/1/04 to 12/31/04             17.12         0.550           (0.094)              --               0.456         (0.550)

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08            $10.78         0.434(7)        (1.181)              --              (0.747)        (0.442)
1/1/07 to 12/31/07             10.93         0.435(7)        (0.060)              --               0.375         (0.435)
1/1/06 to 12/31/06             11.16         0.469(7)         0.004            0.020               0.493         (0.489)
1/1/05 to 12/31/05             11.41         0.494           (0.250)              --               0.244         (0.494)
1/1/04 to 12/31/04             11.55         0.479           (0.140)              --               0.339         (0.479)

CLASS A
1/1/08 to 12/31/08            $10.78         0.409(7)        (1.183)              --              (0.774)        (0.415)
1/1/07 to 12/31/07             10.93         0.408(7)        (0.060)              --               0.348         (0.408)
1/1/06 to 12/31/06             11.16         0.435(7)         0.011            0.020               0.466         (0.462)
1/1/05 to 12/31/05             11.41         0.466           (0.250)              --               0.216         (0.466)
1/1/04 to 12/31/04             11.55         0.451           (0.140)              --               0.311         (0.451)




         The footnote legend is at the end of the financial highlights.


                       See Notes to Financial Statements

                                               DISTRIBUTIONS
                                                   FROM                                REDEMPTION           NET
                           DISTRIBUTIONS       NON-RECURRING                              FEES             ASSET
                            FROM NET              PAYMENT                               ADDED TO           VALUE,
                            REALIZED            FROM FORMER           TOTAL             PAID-IN            END OF        TOTAL
                             GAINS            ADMINISTRATOR(8)    DISTRIBUTIONS         CAPITAL(4)         PERIOD       RETURN(3)
====================================================================================================================================
----------------------
HIGH YIELD INCOME FUND
----------------------
CLASS I
1/1/08 to 12/31/08              --                     --             (0.883)               --             $ 8.45        (22.44)%
1/1/07 to 12/31/07              --                     --             (0.895)               --              11.87          2.52
1/1/06 to 12/31/06              --                 (0.013)            (0.874)               --(9)           12.45          7.31
1/1/05 to 12/31/05          (0.037)                    --             (0.869)               --              12.44          1.94
1/1/04 to 12/31/04          (0.191)                    --             (1.069)               --              13.07         10.65

CLASS A
1/1/08 to 12/31/08              --                     --             (0.854)               --             $ 8.45        (22.63)%
1/1/07 to 12/31/07              --                     --             (0.864)               --              11.87          2.34
1/1/06 to 12/31/06              --                 (0.013)            (0.844)               --(9)           12.45          6.97
1/1/05 to 12/31/05          (0.037)                    --             (0.837)               --              12.44          1.68
5/17/04 (inception)
  to 12/31/04               (0.191)                    --             (0.718)               --              13.07         11.15(2)

CLASS C
1/1/08 to 12/31/08              --                     --             (0.778)               --             $ 8.45        (23.21)%
1/1/07 to 12/31/07              --                     --             (0.772)               --              11.87          1.50
6/26/06 (inception)
  to 12/31/06                   --                     --             (0.378)               --              12.45          7.17(2)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08          (0.042)                    --             (0.668)               --             $17.63          9.47%
1/1/07 to 12/31/07              --                     --             (0.734)               --              16.75          6.98
1/1/06 to 12/31/06              --                 (0.095)            (0.827)            0.003              16.37          4.37
1/1/05 to 12/31/05          (0.055)                    --             (0.761)            0.001              16.50          2.49
1/1/04 to 12/31/04          (0.186)                    --             (0.779)               --              16.84          3.05

CLASS A
1/1/08 to 12/31/08          (0.042)                    --             (0.626)               --             $17.63          9.20%
1/1/07 to 12/31/07              --                     --             (0.693)               --              16.75          6.72
1/1/06 to 12/31/06              --                 (0.095)            (0.786)            0.001              16.36          4.11
1/1/05 to 12/31/05          (0.055)                    --             (0.719)            0.002              16.50          2.23
1/1/04 to 12/31/04          (0.186)                    --             (0.736)               --              16.84          2.79

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08          (0.011)                    --             (0.453)               --             $ 9.58         (7.04)%
1/1/07 to 12/31/07          (0.090)                    --             (0.525)               --              10.78          3.43
1/1/06 to 12/31/06          (0.214)                (0.020)            (0.723)               --(9)           10.93          4.45
1/1/05 to 12/31/05              --                     --             (0.494)               --              11.16          2.19
1/1/04 to 12/31/04              --                     --             (0.479)               --              11.41          3.02

CLASS A
1/1/08 to 12/31/08          (0.011)                    --             (0.426)               --             $ 9.58         (7.28)%
1/1/07 to 12/31/07          (0.090)                    --             (0.498)               --              10.78          3.27
1/1/06 to 12/31/06          (0.214)                (0.020)            (0.696)               --(9)           10.93          4.10
1/1/05 to 12/31/05              --                     --             (0.466)               --              11.16          1.93
1/1/04 to 12/31/04              --                     --             (0.451)               --              11.41          2.76




                                TOTAL RETURN                                                              RATIO OF NET
                                  EXCLUDING              NET           RATIO OF NET      RATIO OF GROSS    INVESTMENT
                               NON-RECURRING           ASSETS,          OPERATING          OPERATING        INCOME
                                  PAYMENT              END OF          EXPENSES TO         EXPENSES            TO          PORTFOLIO
                                FROM FORMER            PERIOD          AVERAGE NET        TO AVERAGE       AVERAGE NET     TURNOVER
                             ADMINISTRATOR(3)(8)   (IN THOUSANDS)         ASSETS           NET ASSETS        ASSETS          RATE
===================================================================================================================================
----------------------
HIGH YIELD INCOME FUND
----------------------
CLASS I
1/1/08 to 12/31/08                    --%            $ 31,932             0.83%             0.88%              8.33%          121%
1/1/07 to 12/31/07                    --               47,958             0.74              0.79               7.22           117
1/1/06 to 12/31/06                  7.20               68,692             0.64              0.76               6.90           147
1/1/05 to 12/31/05                    --               74,697             0.58              0.78               6.80            42
1/1/04 to 12/31/04                    --               83,101             0.61              0.76               6.80            57

CLASS A
1/1/08 to 12/31/08                    --%            $  3,550             1.08%             1.08%              8.09%          121%
1/1/07 to 12/31/07                    --                5,390             0.99              0.99               7.01           117
1/1/06 to 12/31/06                  6.86                5,648             0.96              1.02               7.16           147
1/1/05 to 12/31/05                    --                  442             0.83              1.03               6.55            42
5/17/04 (inception)
  to 12/31/04                         --                  176             0.86(1)           1.05(1)            6.61(1)         57(2)

CLASS C
1/1/08 to 12/31/08                    --%            $    117             1.84%             1.84%              7.37%          121%
1/1/07 to 12/31/07                    --                  140             1.74              1.74               6.26           117
6/26/06 (inception)
  to 12/31/06                         --                  139             1.71(1)           1.71(1)            5.94(1)        147(2)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08                    --%            $ 30,722             0.51%             0.92%              3.67%           43%
1/1/07 to 12/31/07                    --               18,429             0.50              0.94               4.46            35
1/1/06 to 12/31/06                  3.76               19,970             0.47              1.02               4.49            22
1/1/05 to 12/31/05                    --               20,235             0.48              0.94               3.76            71
1/1/04 to 12/31/04                    --               41,993             0.50              0.84               3.48            35

CLASS A
1/1/08 to 12/31/08                    --%            $ 14,289             0.76%             1.12%              3.36%           43%
1/1/07 to 12/31/07                    --                4,261             0.75              1.13               4.22            35
1/1/06 to 12/31/06                  3.50                6,118             0.74              1.21               4.24            22
1/1/05 to 12/31/05                    --                2,480             0.73              1.19               3.58            71
1/1/04 to 12/31/04                    --                2,976             0.75              1.09               3.23            35

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
CLASS I
1/1/08 to 12/31/08                    --%            $ 82,418             0.60%             0.72%              4.17%           73%
1/1/07 to 12/31/07                    --              158,834             0.60              0.69               4.01            39
1/1/06 to 12/31/06                  4.26              203,378             0.51              0.68               4.24            76
1/1/05 to 12/31/05                    --              229,320             0.39              0.67               4.38            46
1/1/04 to 12/31/04                    --              232,419             0.44              0.70               4.19            27

CLASS A
1/1/08 to 12/31/08                    --%            $ 12,617             0.85%             0.92%              3.94%           73%
1/1/07 to 12/31/07                    --               15,647             0.85              0.89               3.77            39
1/1/06 to 12/31/06                  3.91               18,293             0.83              0.88               3.93            76
1/1/05 to 12/31/05                    --                1,802             0.64              0.92               4.13            46
1/1/04 to 12/31/04                    --                2,185             0.69              0.95               3.94            27



         The footnote legend is at the end of the financial highlights.


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                                          NON-RECURRING
                               ASSET                            NET              PAYMENT             TOTAL           DIVIDENDS
                               VALUE             NET        REALIZED AND          FROM               FROM            FROM NET
                             BEGINNING       INVESTMENT     UNREALIZED            FORMER           INVESTMENT       INVESTMENT
                             OF PERIOD     INCOME (LOSS)    GAIN/(LOSS)       ADMINISTRATOR(8)     OPERATIONS         INCOME
===================================================================================================================================
---------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)
---------------------------------------------
 CLASS C
1/1/08 to 12/31/08            $10.78           0.332(7)        (1.183)             --                (0.851)          (0.338)
1/1/07 to 12/31/07             10.94           0.324(7)        (0.068)             --                 0.256           (0.326)
6/26/06 (inception)
  to 12/31/06                  10.91           0.180(7)         0.246              --                 0.426           (0.182)

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS I
1/1/08 to 12/31/08            $10.05           0.428(7)        (0.637)             --                (0.209)          (0.431)
1/1/07 to 12/31/07             10.03           0.430(7)         0.021              --                 0.451           (0.431)
1/1/06 to 12/31/06             10.04           0.407(7)         0.008           0.018                 0.433           (0.425)
1/1/05 to 12/31/05             10.29           0.385           (0.248)             --                 0.137           (0.387)
1/1/04 to 12/31/04             10.38           0.387           (0.090)             --                 0.297           (0.387)

CLASS A
1/1/08 to 12/31/08            $10.05           0.405(7)        (0.640)             --                (0.235)          (0.405)
1/1/07 to 12/31/07             10.03           0.405(7)         0.021              --                 0.426           (0.406)
1/1/06 to 12/31/06             10.04           0.381(7)         0.010           0.018                 0.409           (0.400)
1/1/05 to 12/31/05             10.29           0.359           (0.248)             --                 0.111           (0.361)
1/1/04 to 12/31/04             10.38           0.362           (0.090)             --                 0.272           (0.362)

CLASS C
1/1/08 to 12/31/08            $10.05           0.335(7)        (0.642)             --                (0.307)          (0.333)
1/1/07 to 12/31/07             10.03           0.335(7)         0.016              --                 0.351           (0.331)
6/26/06 (inception)
  to 12/31/06                   9.80           0.156(7)         0.230              --                 0.386           (0.156)

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS I
1/1/08 to 12/31/08            $10.36           0.448(7)        (1.023)             --                (0.575)          (0.453)
1/1/07 to 12/31/07             10.49           0.437(7)        (0.085)             --                 0.352           (0.437)
1/1/06 to 12/31/06             10.74           0.468(7)         0.023           0.023                 0.514           (0.494)
1/1/05 to 12/31/05             11.02           0.497           (0.200)             --                 0.297           (0.497)
1/1/04 to 12/31/04             11.33           0.503           (0.123)             --                 0.380           (0.503)

CLASS A
1/1/08 to 12/31/08            $10.36           0.424(7)        (1.023)             --                (0.599)          (0.429)
1/1/07 to 12/31/07             10.50           0.411(7)        (0.095)             --                 0.316           (0.411)
1/1/06 to 12/31/06             10.74           0.425(7)         0.050           0.023                 0.498           (0.468)
1/1/05 to 12/31/05             11.02           0.470           (0.200)             --                 0.270           (0.470)
1/1/04 to 12/31/04             11.33           0.475           (0.123)             --                 0.352           (0.475)

CLASS C
1/1/08 to 12/31/08            $10.36           0.350(7)        (1.015)             --                (0.665)          (0.353)
1/1/07 to 12/31/07             10.50           0.339(7)        (0.100)             --                 0.239           (0.334)
6/26/06 (inception)
  to 12/31/06                  10.49           0.176(7)         0.261              --                 0.437           (0.180)





         The footnote legend is at the end of the financial highlights.




                       See Notes to Financial Statements

                                                    DISTRIBUTIONS
                                                       FROM                                REDEMPTION         NET
                             DISTRIBUTIONS         NON-RECURRING                              FEES           ASSET
                               FROM NET               PAYMENT                               ADDED TO         VALUE,
                               REALIZED              FROM FORMER            TOTAL           PAID-IN          END OF         TOTAL
                                GAINS              ADMINISTRATOR(8)     DISTRIBUTIONS      CAPITAL(4)        PERIOD       RETURN(3)
===================================================================================================================================
---------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)
---------------------------------------------
 CLASS C
1/1/08 to 12/31/08             (0.011)                   --                (0.349)             --            $ 9.58        (8.07)%
1/1/07 to 12/31/07             (0.090)                   --                (0.416)             --             10.78         2.39
6/26/06 (inception)
  to 12/31/06                  (0.214)                   --                (0.396)             --             10.94         3.92(2)

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS I
1/1/08 to 12/31/08                 --                    --                (0.431)             --            $ 9.41        (2.16)%
1/1/07 to 12/31/07                 --                    --                (0.431)             --             10.05         4.59
1/1/06 to 12/31/06                 --                (0.018)               (0.443)             --(9)          10.03         4.25
1/1/05 to 12/31/05                 --                    --                (0.387)             --             10.04         1.36
1/1/04 to 12/31/04                 --                    --                (0.387)             --             10.29         2.92

CLASS A
1/1/08 to 12/31/08                 --                    --                (0.405)             --            $ 9.41        (2.41)%
1/1/07 to 12/31/07                 --                    --                (0.406)             --             10.05         4.33
1/1/06 to 12/31/06                 --                (0.019)               (0.419)             --(9)          10.03         3.99
1/1/05 to 12/31/05                 --                    --                (0.361)             --             10.04         1.10
1/1/04 to 12/31/04                 --                    --                (0.362)             --             10.29         2.66

CLASS C
1/1/08 to 12/31/08                 --                    --                (0.333)             --            $ 9.41        (3.13)%
1/1/07 to 12/31/07                 --                    --                (0.331)             --             10.05         3.56
6/26/06 (inception)
  to 12/31/06                      --                    --                (0.156)             --             10.03         3.96(2)

--------------------
TAX-EXEMPT BOND FUND
--------------------
CLASS I
1/1/08 to 12/31/08             (0.012)                   --                (0.465)             --            $ 9.32        (5.62)%
1/1/07 to 12/31/07             (0.045)                   --                (0.482)             --             10.36         3.45
1/1/06 to 12/31/06             (0.247)               (0.023)               (0.764)             --(9)          10.49         4.67
1/1/05 to 12/31/05             (0.080)                   --                (0.577)             --             10.74         2.76
1/1/04 to 12/31/04             (0.187)                   --                (0.690)             --             11.02         3.46

CLASS A
1/1/08 to 12/31/08             (0.012)                   --                (0.441)             --            $ 9.32        (5.85)%
1/1/07 to 12/31/07             (0.045)                   --                (0.456)             --             10.36         3.09
1/1/06 to 12/31/06             (0.247)               (0.023)               (0.738)             --(9)          10.50         4.51
1/1/05 to 12/31/05             (0.080)                   --                (0.550)             --             10.74         2.50
1/1/04 to 12/31/04             (0.187)                   --                (0.662)             --             11.02         3.21

CLASS C
1/1/08 to 12/31/08             (0.012)                   --                (0.365)             --            $ 9.33        (6.57)%
1/1/07 to 12/31/07             (0.045)                   --                (0.379)             --             10.36         2.33
6/26/06 (inception)
  to 12/31/06                  (0.247)                   --                (0.427)             --             10.50         4.16(2)


                               TOTAL RETURN                                                                RATIO OF NET
                                 EXCLUDING                NET         RATIO OF NET      RATIO OF GROSS      INVESTMENT
                               NON-RECURRING            ASSETS,         OPERATING         OPERATING          INCOME
                                  PAYMENT               END OF         EXPENSES TO        EXPENSES              TO         PORTFOLIO
                               FROM FORMER              PERIOD         AVERAGE NET       TO AVERAGE         AVERAGE NET    TURNOVER
                             ADMINISTRATOR(3)(8)    (IN THOUSANDS)       ASSETS          NET ASSETS           ASSETS         RATE
===================================================================================================================================
---------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND (CONTINUED)
---------------------------------------------
 CLASS C
1/1/08 to 12/31/08                 --%                $    555            1.60%             1.67%             3.21%           73%
1/1/07 to 12/31/07                 --                      428            1.60              1.63              3.00            39
6/26/06 (inception)
  to 12/31/06                      --                      125            1.61(1)           1.63(1)           3.14(1)         76(2)

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
CLASS I
1/1/08 to 12/31/08                 --%                $116,639            0.70%             0.80%             4.36%           46%
1/1/07 to 12/31/07                 --                  214,669            0.70              0.77              4.30            35
1/1/06 to 12/31/06               4.06                  245,073            0.63              0.84              4.09            44
1/1/05 to 12/31/05                 --                  257,274            0.57              0.92              3.80            46
1/1/04 to 12/31/04                 --                  250,644            0.60              0.94              3.75            68

CLASS A
1/1/08 to 12/31/08                 --%                $  3,996            0.95%             1.00%             4.13%           46%
1/1/07 to 12/31/07                 --                    4,526            0.95              0.97              4.05            35
1/1/06 to 12/31/06               3.80                    5,956            0.91              1.04              3.83            44
1/1/05 to 12/31/05                 --                    3,707            0.82              1.17              3.55            46
1/1/04 to 12/31/04                 --                    4,350            0.85              1.19              3.50            68

CLASS C
1/1/08 to 12/31/08                 --%                $  1,350            1.70%             1.76%             3.44%           46%
1/1/07 to 12/31/07                 --                      321            1.70              1.72              3.34            35
6/26/06 (inception)
  to 12/31/06                      --                      159            1.70(1)           1.73(1)           3.03(1)         44(2)

----------------------------
TAX-EXEMPT BOND FUND
----------------------------
CLASS I
1/1/08 to 12/31/08                 --%                $ 41,662            0.60%             0.75%             4.49%          111%
1/1/07 to 12/31/07                 --                   69,482            0.60              0.72              4.21            71
1/1/06 to 12/31/06               4.44                   78,796            0.54              0.76              4.38            83
1/1/05 to 12/31/05                 --                   75,285            0.45              0.74              4.55            42
1/1/04 to 12/31/04                 --                   76,362            0.52              0.79              4.49            33

CLASS A
1/1/08 to 12/31/08                 --%                $ 49,160            0.85%             0.95%             4.25%          111%
1/1/07 to 12/31/07                 --                   60,147            0.85              0.93              3.96            71
1/1/06 to 12/31/06               4.28                   77,135            0.85              0.95              3.97            83
1/1/05 to 12/31/05                 --                    4,197            0.70              0.99              4.30            42
1/1/04 to 12/31/04                 --                    4,136            0.77              1.04              4.24            33

CLASS C
1/1/08 to 12/31/08                 --%                $  1,469            1.60%             1.70%             3.56%          111%
1/1/07 to 12/31/07                 --                      749            1.60              1.68              3.26            71
6/26/06 (inception)
  to 12/31/06                      --                      188            1.61(1)           1.68(1)           3.20(1)         83(2)

         The footnote legend is at the end of the financial highlights.


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD






                                NET                                                      NON-RECURRING
                               ASSET                           NET                         PAYMENT               TOTAL
                               VALUE          NET          REALIZED AND    PAYMENT           FROM                FROM
                             BEGINNING     INVESTMENT       UNREALIZED       BY             FORMER             INVESTMENT
                             OF PERIOD    INCOME (LOSS)    GAIN/(LOSS)    AFFILIATE      ADMINISTRATOR(8)      OPERATIONS
===================================================================================================================================
------------------------------------
INSIGHT GOVERNMENT MONEY MARKET FUND
------------------------------------
CLASS I
1/1/08 to 12/31/08            $ 1.00          0.022              --           --              --                0.022
1/1/07 to 12/31/07              1.00          0.049           0.001           --              --                0.050
1/1/06 to 12/31/06              1.00          0.048              --           --              --                0.048
1/1/05 to 12/31/05              1.00          0.030              --           --              --                0.030
1/1/04 to 12/31/04              1.00          0.012              --           --              --                0.012

CLASS A(5)
1/1/08 to 12/31/08            $ 1.00          0.019              --           --              --                0.019
1/1/07 to 12/31/07              1.00          0.046              --           --              --                0.046
1/1/06 to 12/31/06              1.00          0.047              --           --           0.002                0.049
1/1/05 to 12/31/05              1.00          0.027              --           --              --                0.027
1/1/04 to 12/31/04              1.00          0.009              --           --              --                0.009

-------------------------
INSIGHT MONEY MARKET FUND
-------------------------
CLASS I
1/1/08 to 12/31/08            $ 1.00          0.028          (0.005)       0.005              --                0.028
1/1/07 to 12/31/07              1.00          0.052              --           --              --                0.052
1/1/06 to 12/31/06              1.00          0.049              --           --              --                0.049
1/1/05 to 12/31/05              1.00          0.031              --           --              --                0.031
1/1/04 to 12/31/04              1.00          0.013              --           --              --                0.013

CLASS A(5)
1/1/08 to 12/31/08            $ 1.00          0.024          (0.005)       0.005              --                0.024
1/1/07 to 12/31/07              1.00          0.048              --           --              --                0.048
1/1/06 to 12/31/06              1.00          0.048              --           --           0.002                0.050
1/1/05 to 12/31/05              1.00          0.028              --           --              --                0.028
1/1/04 to 12/31/04              1.00          0.009              --           --              --                0.009

EXCHANGE SHARES
1/1/08 to 12/31/08            $ 1.00          0.028          (0.005)       0.005              --                0.028
1/1/07 to 12/31/07              1.00          0.052              --           --              --                0.052
1/1/06 to 12/31/06              1.00          0.049              --           --              --                0.049
1/1/05 to 12/31/05              1.00          0.031              --           --              --                0.031
1/1/04 to 12/31/04              1.00          0.013              --           --              --                0.013

------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
------------------------------------
CLASS I
1/1/08 to 12/31/08            $ 1.00          0.022              --           --              --                0.022
1/1/07 to 12/31/07              1.00          0.035              --           --              --                0.035
1/1/06 to 12/31/06              1.00          0.033              --           --           0.001                0.034
1/1/05 to 12/31/05              1.00          0.022              --           --              --                0.022
1/1/04 to 12/31/04              1.00          0.010              --           --              --                0.010


         The footnote legend is at the end of the financial highlights.




                       See Notes to Financial Statements





                                                          DISTRIBUTIONS
                                                             FROM                            REDEMPTION        NET
                           DIVIDENDS    DISTRIBUTIONS     NON-RECURRING                        FEES           ASSET
                            FROM NET      FROM NET         PAYMENT                            ADDED TO        VALUE,
                            NVESTMENT     REALIZED        FROM FORMER          TOTAL          PAID-IN         END OF       TOTAL
                             INCOME        GAINS        ADMINISTRATOR(8)    DISTRIBUTIONS    CAPITAL(4)       PERIOD     RETURN(3)
===================================================================================================================================
------------------------------------
INSIGHT GOVERNMENT MONEY MARKET FUND
------------------------------------
CLASS I
1/1/08 to 12/31/08          (0.022)           --               --             (0.022)          --             $ 1.00       2.25%
1/1/07 to 12/31/07          (0.050)           --(9)            --             (0.050)          --               1.00       5.07
1/1/06 to 12/31/06          (0.048)           --               --             (0.048)          --               1.00       4.92
1/1/05 to 12/31/05          (0.030)           --               --             (0.030)          --               1.00       3.06
1/1/04 to 12/31/04          (0.012)           --               --             (0.012)          --               1.00       1.23

CLASS A(5)
1/1/08 to 12/31/08          (0.019)           --               --             (0.019)          --             $ 1.00       1.89%
1/1/07 to 12/31/07          (0.046)           --(9)            --             (0.046)          --               1.00       4.71
1/1/06 to 12/31/06          (0.047)           --           (0.002)            (0.049)          --               1.00       4.76
1/1/05 to 12/31/05          (0.027)           --               --             (0.027)          --               1.00       2.70
1/1/04 to 12/31/04          (0.009)           --               --             (0.009)          --               1.00       0.88

INSIGHT MONEY MARKET FUND
CLASS I
1/1/08 to 12/31/08          (0.028)           --               --             (0.028)          --             $ 1.00       2.82%(10)
1/1/07 to 12/31/07          (0.052)           --               --             (0.052)          --               1.00       5.28
1/1/06 to 12/31/06          (0.049)           --               --             (0.049)          --               1.00       5.04
1/1/05 to 12/31/05          (0.031)           --               --             (0.031)          --               1.00       3.15
1/1/04 to 12/31/04          (0.013)           --               --             (0.013)          --               1.00       1.29

CLASS A(5)
1/1/08 to 12/31/08          (0.024)           --               --             (0.024)          --             $ 1.00       2.47%(10)
1/1/07 to 12/31/07          (0.048)           --               --             (0.048)          --               1.00       4.91
1/1/06 to 12/31/06          (0.048)           --           (0.002)            (0.050)          --               1.00       4.93
1/1/05 to 12/31/05          (0.028)           --               --             (0.028)          --               1.00       2.80
1/1/04 to 12/31/04          (0.009)           --               --             (0.009)          --               1.00       0.94

EXCHANGE SHARES
1/1/08 to 12/31/08          (0.028)           --               --             (0.028)          --             $ 1.00       2.82%(10)
1/1/07 to 12/31/07          (0.052)           --               --             (0.052)          --               1.00       5.28
1/1/06 to 12/31/06          (0.049)           --               --             (0.049)          --               1.00       5.04
1/1/05 to 12/31/05          (0.031)           --               --             (0.031)          --               1.00       3.15
1/1/04 to 12/31/04          (0.013)           --               --             (0.013)          --               1.00       1.28

------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
------------------------------------
CLASS I
1/1/08 to 12/31/08          (0.022)           --(9)            --             (0.022)          --             $ 1.00       2.22%
1/1/07 to 12/31/07          (0.035)           --               --             (0.035)          --               1.00       3.52
1/1/06 to 12/31/06          (0.033)           --           (0.001)            (0.034)          --               1.00       3.41
1/1/05 to 12/31/05          (0.022)           --               --             (0.022)          --               1.00       2.23
1/1/04 to 12/31/04          (0.010)           --               --             (0.010)          --               1.00       1.00



                               TOTAL RETURN                                            RATIO OF        RATIO OF NET
                                EXCLUDING               NET          RATIO OF NET       GROSS          INVESTMENT
                              NON-RECURRING            ASSETS,        OPERATING       OPERATING           INCOME
                                PAYMENT                END OF        EXPENSES TO       EXPENSES             TO
                               FROM FORMER             PERIOD        AVERAGE NET      TO AVERAGE        AVERAGE NET
                            ADMINISTRATOR(3)(8)    (IN THOUSANDS)       ASSETS        NET ASSETS          ASSETS
===================================================================================================================================
------------------------------------
INSIGHT GOVERNMENT MONEY MARKET FUND
------------------------------------
CLASS I
1/1/08 to 12/31/08                   --%             $ 428,314           0.21%            0.26%            2.12%
1/1/07 to 12/31/07                   --                279,393           0.19             0.24             4.94
1/1/06 to 12/31/06                   --                312,535           0.24             0.29             4.91
1/1/05 to 12/31/05                   --                215,132           0.20             0.25             3.00
1/1/04 to 12/31/04                   --                332,483           0.21             0.25             1.23

CLASS A(5)
1/1/08 to 12/31/08                   --%             $ 229,729           0.56%            0.56%            1.84%
1/1/07 to 12/31/07                   --                207,943           0.54             0.54             4.59
1/1/06 to 12/31/06                 4.56                238,247           0.57             0.60             4.46
1/1/05 to 12/31/05                   --                262,512           0.55             0.60             2.65
1/1/04 to 12/31/04                   --                234,751           0.56             0.60             0.88

-------------------------
INSIGHT MONEY MARKET FUND
-------------------------
CLASS I
1/1/08 to 12/31/08                   --%            $1,619,040           0.19%            0.24%            2.86%
1/1/07 to 12/31/07                   --              2,805,101           0.18             0.24             5.16
1/1/06 to 12/31/06                   --              2,437,872           0.17             0.24             4.90
1/1/05 to 12/31/05                   --              3,724,311           0.17             0.25             3.16
1/1/04 to 12/31/04                   --              2,662,963           0.17             0.24             1.25

CLASS A(5)
1/1/08 to 12/31/08                   --%            $  706,353           0.54%            0.55%            2.52%
1/1/07 to 12/31/07                   --              1,169,249           0.53             0.54             4.80
1/1/06 to 12/31/06                 4.68                880,851           0.52             0.56             4.58
1/1/05 to 12/31/05                   --                920,774           0.52             0.60             2.72
1/1/04 to 12/31/04                   --              1,179,902           0.52             0.59             0.90

EXCHANGE SHARES
1/1/08 to 12/31/08                   --%            $  172,390           0.19%            0.24%            3.01%
1/1/07 to 12/31/07                   --                362,476           0.18             0.24             5.16
1/1/06 to 12/31/06                   --                440,609           0.17             0.24             4.81
1/1/05 to 12/31/05                   --              1,409,677           0.17             0.30             3.24
1/1/04 to 12/31/04                   --              1,029,184           0.17             0.30             1.35

------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND
------------------------------------
CLASS I
1/1/08 to 12/31/08                   --%            $1,190,802           0.20%            0.25%            2.16%
1/1/07 to 12/31/07                   --              1,067,153           0.19             0.24             3.46
1/1/06 to 12/31/06                 3.31              1,079,743           0.18             0.25             3.26
1/1/05 to 12/31/05                   --              1,035,130           0.22             0.25             2.22
1/1/04 to 12/31/04                   --                759,266           0.25             0.25             0.99



         The footnote legend is at the end of the financial highlights.




                       See Notes to Financial Statements




                                NET                                           NON-RECURRING
                               ASSET                             NET            PAYMENT               TOTAL          DIVIDENDS
                               VALUE            NET         REALIZED AND         FROM                 FROM            FROM NET
                             BEGINNING      INVESTMENT       UNREALIZED         FORMER             INVESTMENT        INVESTMENT
                             OF PERIOD     INCOME (LOSS)     GAIN/(LOSS)     ADMINISTRATOR(8)      OPERATIONS         INCOME
===================================================================================================================================
-----------------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
-----------------------------------------------
CLASS A(5)
1/1/08 to 12/31/08            $ 1.00          0.018            --                   --                0.018            (0.018)
1/1/07 to 12/31/07              1.00          0.031            --                   --                0.031            (0.031)
1/1/06 to 12/31/06              1.00          0.030            --                0.002                0.032            (0.030)
1/1/05 to 12/31/05              1.00          0.019            --                   --                0.019            (0.019)
1/1/04 to 12/31/04              1.00          0.007            --                   --                0.007            (0.007)





FOOTNOTE LEGEND:

(1)  Annualized.
(2)  Not annualized.
(3) Sales charges, where applicable, are not reflected in total return calculation.
(4) Fund assessed a redemption fee in the amount of 2.00% on redemptions of shares that were held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected were retained by the Fund for the benefit of the remaining shareholders.
(5) For period ended 12/31/05 and prior periods information represents the N Shares which converted to Class A on June 26, 2006.
(6) Total returns for each of the classes for the Disciplined Small-Cap Opportunity Fund and the Disciplined Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.
(7)  Computed using average shares outstanding.
(8) Non-recurring payment. Represents reimbursements for fees paid in excess of fee agreements.
(9)  Amount is less than $0.0005.
(10) Total return includes the effect of a payment by affiliate. Without this effect, the total return would have been 2.27% for Class I shares, 1.91% for Class A shares and 2.27% for Exchange Shares. See Note 3 in the Notes to Financial Statements.

                                               DISTRIBUTIONS
                                                   FROM                               REDEMPTION        NET
                        DISTRIBUTIONS          NON-RECURRING                            FEES           ASSET
                          FROM NET                PAYMENT                             ADDED TO         VALUE,
                          REALIZED              FROM FORMER            TOTAL           PAID-IN        END OF       TOTAL
                           GAINS              ADMINISTRATOR(8)      DISTRIBUTIONS     CAPITAL(4)      PERIOD     RETURN(3)
===================================================================================================================================
-----------------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
-----------------------------------------------
CLASS A(5)
1/1/08 to 12/31/08          --(9)                  --                  (0.018)           --          $ 1.00       1.86%
1/1/07 to 12/31/07          --                     --                  (0.031)           --            1.00       3.16
1/1/06 to 12/31/06          --                 (0.002)                 (0.032)           --            1.00       3.18
1/1/05 to 12/31/05          --                     --                  (0.019)           --            1.00       1.87
1/1/04 to 12/31/04          --                     --                  (0.007)           --            1.00       0.65


                            TOTAL RETURN                                                        RATIO OF NET
                              EXCLUDING            NET        RATIO OF NET     RATIO OF GROSS    INVESTMENT
                            NON-RECURRING         ASSETS,      OPERATING         OPERATING         INCOME
                              PAYMENT             END OF      EXPENSES TO        EXPENSES            TO
                            FROM FORMER           PERIOD      AVERAGE NET       TO AVERAGE        AVERAGE NET
                           ADMINISTRATOR(3)(8)    (000S)        ASSETS          NET ASSETS         ASSETS
===================================================================================================================================
-----------------------------------------------
INSIGHT TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
-----------------------------------------------
CLASS A(5)
1/1/08 to 12/31/08              --%            $ 224,685         0.55%            0.55%           1.82%
1/1/07 to 12/31/07              --               219,625         0.53             0.53            3.11
1/1/06 to 12/31/06            2.95               217,664         0.57             0.59            2.88
1/1/05 to 12/31/05              --               257,842         0.57             0.60            1.87
1/1/04 to 12/31/04              --               191,165         0.60             0.60            0.64


                       See Notes to Financial Statements

                              VIRTUS INSIGHT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

1.  ORGANIZATION
    Effective October 1, 2008, the Phoenix Funds became Virtus Mutual Funds, and all of the Funds were renamed to reflect the new Virtus name. On October 20, 2008, the Trusts' names were also updated to reflect the new name.

    Virtus Insight Trust (formerly "Phoenix Insight Funds Trust") (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Currently, sixteen funds are offered for sale (each a "Fund"). Each Fund's investment objective is outlined on the respective Fund's summary page.

    The Funds offer the following classes of shares for sale:

                                                                                  CLASS I       CLASS A        CLASS C      EXCHANGE
                                                                                  SHARES        SHARES         SHARES        SHARES
                                                                                 ---------     ---------     ----------    ---------
    EQUITY FUNDS
    Balanced Allocation Fund.............................................            X             X              X             --
    Core Equity Fund.....................................................            X             X              X             --
    Disciplined Small-Cap Growth Fund....................................            X             X              X             --
    Disciplined Small-Cap Opportunity Fund...............................            X             X              X             --
    Disciplined Small-Cap Value Fund.....................................            X             X              X             --
    Emerging Markets Opportunities Fund..................................            X             X              X             --
    Index Fund...........................................................            X             X             --             --
    Value Equity Fund....................................................            X             X              X             --

    FIXED INCOME FUNDS
    High Yield Income Fund...............................................            X             X              X             --
    Intermediate Government Bond Fund....................................            X             X             --             --
    Intermediate Tax-Exempt Bond Fund....................................            X             X              X             --
    Short/Intermediate Bond Fund.........................................            X             X              X             --
    Tax-Exempt Bond Fund.................................................            X             X              X             --

    MONEY MARKET FUNDS
    Insight Government Money Market Fund ................................            X             X             --             --
    Insight Money Market Fund............................................            X             X             --              X
    Insight Tax-Exempt Money Market Fund.................................            X             X             --             --


    Class A shares of the Equity Funds are sold with a front-end sales charge of up to 5.75%. Class A shares of the Fixed Income Funds are sold with a front-end sales charge of up to 4.75%. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. The one year period begins on the last day of the month preceding the month in which the purchase was made. Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares and Exchange shares are sold without a sales charge.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


A.  SECURITY VALUATION:
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    Due to excessive volatility in the current market (please see note on Market Conditions -- Note 13), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On December 31, 2008, the Emerging Markets Opportunities Fund utilized fair value pricing for their foreign stocks.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008





    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

    The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

    o   Level 1 - quoted prices in active markets for identical securities

    o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

    The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

   ($ REPORTED IN THOUSANDS)

                                                    LEVEL 1 -              LEVEL 2 -                 LEVEL 3 -
                                                     QUOTED               SIGNIFICANT               SIGNIFICANT
                   FUNDS                             PRICES            OBSERVABLE INPUTS        UNOBSERVABLE INPUTS         TOTAL
                ------------                       ------------      ----------------------    ---------------------     -----------
   INVESTMENTS IN SECURITIES (MARKET VALUE)
   ----------------------------------------
   Balanced Allocation Fund.................       $  31,729              $   22,123                  $ 181             $   54,033
   Core Equity Fund.........................          83,551                      --                     --                 83,551
   Disciplined Small-Cap Growth Fund .......          16,808                      --                     --                 16,808
   Disciplined Small-Cap Opportunity Fund ..          71,617                      --                     --                 71,617
   Disciplined Small-Cap Value Fund.........          66,809                      --                     --                 66,809
   Emerging Markets Opportunities Fund .....          27,239                  43,890                     38                 71,167
   Index Fund...............................          22,304                     250                     --                 22,554
   Value Equity Fund........................         168,019                      --                     --                168,019
   High Yield Income Fund...................           3,338                  31,576                    222                 35,136
   Intermediate Government Bond Fund........           3,926                  41,339                     28                 45,293
   Intermediate Tax-Exempt Bond Fund........           2,688                  92,136                     --                 94,824
   Short/Intermediate Bond Fund ............           1,536                 120,231                     80                121,847
   Tax-Exempt Bond Fund.....................             716                  91,108                     --                 91,824
   Insight Government Money Market Fund ....          60,064                 597,707                     --                657,771
   Insight Money Market Fund................         240,144               2,253,592                     --              2,493,736
   Insight Tax-Exempt Money Market Fund.....          65,276               1,348,929                     --              1,414,205

                                                    LEVEL 1 -              LEVEL 2 -                 LEVEL 3 -
                                                     QUOTED               SIGNIFICANT               SIGNIFICANT
                   FUNDS                             PRICES            OBSERVABLE INPUTS        UNOBSERVABLE INPUTS         TOTAL
                ------------                       ------------      ----------------------    ---------------------     -----------
   OTHER FINANCIAL INSTRUMENTS*
   --------------------------------
   Index Fund...............................       $      22              $       --                  $  --             $       22

    * Other financial instruments are futures contracts not reflected in the Schedules of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

    The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                    BALANCED          EMERGING                       INTERMEDIATE       SHORT/
                                                   ALLOCATION          MARKETS        HIGH YIELD      GOVERNMENT     INTERMEDIATE
 INVESTMENTS IN SECURITIES                            FUND       OPPORTUNITIES FUND   INCOME FUND      BOND FUND       BOND FUND
----------------------------                       ----------   -------------------  ------------   --------------   -------------
BALANCE AS OF DECEMBER 31, 2007...............        $    5             $46              $341            $40             $246
 Accrued discounts/premiums...................            --              --                 2             --               --(3)
 Realized gain (loss).........................            --              --                --             --               --(3)
 Change in unrealized appreciation
   (depreciation)(1) .........................            (1)             (9)              (92)            (1)               3
 Net purchases (sales)........................           177               1               (29)           (11)            (169)
 Transfers in and/or out of Level 3(2)........            --              --                --             --               --
                                                        ----             ---              ----            ---            -----
 BALANCE AS OF DECEMBER 31, 2008..............          $181             $38              $222            $28            $  80
                                                        ====             ===              ====            ===            =====

(1) Disclosed in the Statements of Operations under Net realized and unrealized gain (loss) on investments.
(2) Transfers in or out of level 3 represents the ending value as of December 31, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(3) Amount is less than $500 (not reported in thousands).

    Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008


B.  SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

    Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

C.  INCOME TAXES:
    Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

    The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

    FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund's financial statements. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

D.  DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions are recorded by each Fund on the ex-dividend date. Dividends from the Money Market Funds and the Fixed Income Funds are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.  EXPENSES:
    Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.  FOREIGN CURRENCY TRANSLATION:
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.  FOREIGN SECURITY COUNTRY DETERMINATION:
    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


H.  FORWARD CURRENCY CONTRACTS:
    Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I.  FUTURES:
    A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008






J.  REPURCHASE AGREEMENTS:
    A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

K.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
    Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

L.  INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES:
    Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

M.  OPTIONS:
    Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability on the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

    Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

N.  SECURITY LENDING:
    Certain funds may loan securities to qualified brokers through an agreement with PFPC Trust Company (the "Custodian"). Under the terms of agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

    As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Index Fund and the Short/Intermediate Fund (the "Funds"). As a result, PFPC Trust Company as Securities Lending Agent took possession of the collateral and repurchased the securities in the Fund through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the identical securities into the Funds at replacement value, the Index Fund and the Short/Intermediate Fund had realized losses of ($3) and ($52), respectively, ($ reported in thousands), which did not have an impact on the net asset values of the Funds. The transactions are being treated as non-taxable events.

    At December 31, 2008, the funds did not have any securities on loan.

3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    At end of business December 31, 2008, Virtus Investment Partners, Inc. ("Virtus") spun off from The Phoenix Companies, Inc. ("PNX"), into an independent publicly traded company. Virtus is the holding company for various asset management subsidiaries, including Virtus Investment Advisers, Inc. ("VIA", the "Adviser", formerly known as Phoenix Investment Counsel, Inc.) and VP Distributors', Inc. ("VP Distributors'", formerly known as Phoenix Equity Planning Corporation). Due to the spin-off, the asset management subsidiaries have changed their names to reflect the Virtus brand.

    As compensation for its services to the Trust, the Adviser, an indirect wholly-owned subsidiary of Virtus is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

    Balanced Allocation Fund......................        0.50%
    Core Equity Fund..............................        0.70%
    Disciplined Small-Cap Growth Fund.............        0.75%
    Disciplined Small-Cap Opportunity Fund........        0.75%
    Disciplined Small-Cap Value Fund..............        0.70%
    Emerging Markets
      Opportunities Fund..........................        1.00%
    Index Fund....................................        0.20%
    Value Equity Fund.............................        0.70%
    High Yield Income Fund........................        0.45%
    Intermediate Government Bond Fund.............        0.45%
    Intermediate Tax-Exempt Bond Fund.............        0.45%
    Short/Intermediate Bond Fund..................        0.55%
    Tax-Exempt Bond Fund..........................        0.45%

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008



    As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund's average daily net assets: 0.14% of each Fund's first $100 million of net assets, plus 0.10% of the Fund's remaining net assets.

    The Adviser has voluntarily agreed to limit certain Fund's operating expenses (excluding acquired fund fees and expenses (if any), interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets of each Fund:

                                      CLASS I(1)  CLASS A   CLASS C
                                     -----------  --------  --------
    Disciplined Small-Cap
      Growth Fund(2)..............      1.35%     1.55%     2.30%
    Intermediate Government
      Bond Fund(3)................      0.70%     0.90%       --
    Intermediate Tax-Exempt
      Bond Fund...................      0.65%     0.85%     1.60%
    Short/Intermediate Bond Fund..      0.75%     0.95%     1.70%
    Tax-Exempt Bond Fund..........      0.65%     0.85%     1.60%

    (1) These percentages do not include the waiver of the Class I Shares' shareholder servicing fees of 0.05% for each Insight Fund. The Funds' distributor has voluntarily agreed to waive this fee.

    (2) For the period January 1, 2008 through December 14, 2008, expenses were limited as follows: Class I 1.20%, Class A 1.40%, Class C 2.15%.

    (3) For the period January 1, 2008 through December 14, 2008, expenses were limited as follows: Class I 0.55%, Class A 0.75%.

    The Adviser may discontinue these voluntary expense caps at any time.

    Until April 14, 2008, for the Money Market Fund, the Fund's investment adviser limited the Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) so that such expenses did not exceed 0.18% for Class I Shares and Exchange Shares, 0.53% for Class A Shares, after waiver of the shareholder servicing fee by the Fund's distributor with respect to the 0.18% cap for Class I and Exchange Shares only.

    Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

                                     FISCAL YEAR ENDED

                                      2010      2011      TOTAL
                                     -----    --------  --------
    Disciplined Small-Cap
      Growth Fund.................    $--      $ 47      $ 47
    Intermediate Government
      Bond Fund...................     26       107       133
    Intermediate Tax-Exempt
      Bond Fund...................     18        99       117
    Short/Intermediate Bond Fund..      4        88        92
    Tax-Exempt Bond Fund..........     28       115       143
    Insight Money Market Fund.....     77       226       303


    The Adviser manages the Funds' investment program and general operations of the Funds, including oversight of the Funds' subadvisers. The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser.

    Harris Investment Management, Inc. ("HIM"), a subsidiary of Harris Bankcorp, Inc., serves as the subadviser for all Funds with the exception of the Emerging Markets Opportunities Fund and the High Yield Income Fund. Vontobel Asset Management, Inc. ("Vontobel") is the subadviser for the Emerging Markets Opportunities Fund and SCM Advisers LLC ("SCM") is the subadviser for the High Yield Income Fund.

    For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers paid by VIA and increased by 50% of any such reimbursements or waivers subsequently recaptured by VIA.

    As the distributor of each Fund's shares, VP Distributors, Inc., an indirect wholly-owned subsidiary of Virtus, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended December 31, 2008, as follows:

                                    CLASS A       CLASS A     CLASS C
                                      NET        DEFERRED    DEFERRED
                                    SELLING        SALES      SALES
                                  COMMISSIONS     CHARGES     CHARGES
                                -------------   ----------  ----------
    Balanced Allocation Fund..        $  1        $ --         $ --
    Core Equity Fund..........          --(1)       --           --
    Emerging Markets Fund.....           4          --           --(1)
    Disciplined Small-Cap
      Growth Fund.............          --(1)       --           --
    Disciplined Small-Cap
      Opportunity Fund........           1          --           --(1)
    Disciplined Small-Cap
      Value Fund..............          --(1)       --           --(1)
    Index Fund................           1          --           --
    Value Equity Fund.........           5          --           --(1)
    High Yield Income Fund....          --(1)       --           --
    Intermediate Government
      Bond Fund...............           4          --           --
    Intermediate Tax-Exempt
      Bond Fund...............           2          --            1
    Short/Intermediate
      Bond Fund...............          --(1)       --(1)        --(1)
    Tax-Exempt Bond Fund......           3           9            2

     (1)  Amount is less than $500 (not reported in thousands).

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008





    In addition, each Fund pays VP Distributors distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                                                      EXCHANGE
                             CLASS I(1)      CLASS A       CLASS C    SHARES(1)
                           -------------     -------       -------   ----------
    Balanced Allocation
      Fund ..............      0.05%          0.25%         1.00%        --
    Core Equity Fund ....      0.05%          0.25%         1.00%        --
    Disciplined Small-Cap
      Growth Fund........      0.05%          0.25%         1.00%        --
    Disciplined Small-Cap
      Opportunity Fund ..      0.05%          0.25%         1.00%        --
    Disciplined Small-Cap
      Value Fund ........      0.05%          0.25%         1.00%        --
    Emerging Markets
      Opportunities Fund       0.05%          0.25%         1.00%        --
    Index Fund ..........      0.05%          0.25%           --         --
    Value Equity Fund ...      0.05%          0.25%         1.00%        --
    High Yield Income
      Fund ..............      0.05%          0.25%         1.00%        --
    Intermediate Government
      Bond Fund .........      0.05%          0.25%           --         --
    Intermediate Tax-Exempt
      Bond Fund .........      0.05%          0.25%         1.00%        --
    Short/Intermediate
      Bond Fund .........      0.05%          0.25%         1.00%        --
    Tax-Exempt Bond Fund.      0.05%          0.25%         1.00%        --
    Insight Government
      Money Market Fund..      0.05%          0.35%           --         --
    Insight Money Market
      Fund...............      0.05%          0.35%           --       0.05%

    Insight Tax-Exempt
      Money Market Fund..      0.05%          0.35%           --         --

    (1)The funds' distributor has voluntarily agreed to waive the funds' Class I Shares' and Exchange Shares' Shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

    Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    VP Distributors serves as the Administrator to the Trust. For its services, which include financial agent services, VP Distributors receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market Virtus Mutual Funds and certain other affiliated funds. For the money market funds, the fee is 0.035% of the average net assets across all money market funds within the Virtus Mutual Funds and certain other affiliated Funds. For the period ending December 31, 2008, the Trust incurred administration fees totaling $3,030.

    VP Distributors serves as the Trust's transfer agent. For the period ended December 31, 2008, transfer agent fees were $1,460 as reported in the Statement of Operations.


    At December 31, 2008, PNX and its affiliates, Harris Bankcorp, Inc. (a minority investor in Virtus) and its affiliates, PNX and its affiliates, and Virtus affiliated Funds held shares, which aggregated the following:

                                                                 AGGREGATE
                                                                 NET ASSET
                                                      SHARES       VALUE
                                                    ---------   -------------
    Core Equity Fund,
      Class C..........................                5,914       $   79
    Disciplined Small-Cap Growth Fund,
      Class C..........................                8,191           62
    Emerging Markets Fund,
      Class C..........................               19,886           94
    High Yield Income Fund,
      Class A..........................              362,062        3,059
      Class C..........................                9,883           84
    Intermediate Tax-Exempt Bond Fund,
      Class C..........................               10,210           98
    Insight Government Money Market Fund,
      Class I..........................              907,078          907
    Insight Government Money Market Fund,
      Class A...........................         175,806,149      175,806
    Insight Money Market Fund,
      Class A...........................         651,712,121      651,712
     Insight Tax-Exempt Money Market Fund,
      Class A...........................         166,854,370      166,854

 The Harris Insight Funds Trust provided a deferred compensation plan for its independent trustees which allowed its trustees to defer receipt of all or 50% of their compensation. Amounts deferred were retained by the Funds and to the extent permitted by the 1940 Act, as amended, were invested in the shares of funds selected by the trustees. One trustee participated in this plan and has elected to receive distributions over 5 years. The undistributed remaining balance invested in the funds is included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2008.

 On September 15, 2008, HIM, the subadviser to the Insight Money Market Fund, purchased one short-term note from the Insight Money Market Fund. This note was purchased at a price equal to the note's par totaling $30,000, of which $19,500 was a contribution from the subadviser representing the amount in excess of the estimated value of the note determined in good faith.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008




4.  PURCHASES AND SALES OF SECURITIES
    ($ REPORTED IN THOUSANDS)

    Purchases and sales of investment securities for all Funds except the Money Market Funds (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended December 31, 2008, were as follows:

                                           NON-GOVERNMENT
                                   ------------------------------
                                     PURCHASES           SALES
                                   -------------      -----------
    Balanced Allocation Fund..       $ 27,343          $ 32,838
    Core Equity Fund..........         76,104            82,554
    Disciplined Small-Cap
      Growth Fund.............         20,971            19,449
    Disciplined Small-Cap
      Opportunity Fund........         85,750           124,003
    Disciplined Small-Cap
      Value Fund..............         71,144           102,981
    Emerging Markets
      Opportunities Fund......        166,558           218,215
    Index Fund................          3,620            19,199
    Value Equity Fund.........        131,434           150,384
    High Yield Income Fund....         53,558            55,527
    Intermediate Government
      Bond Fund...............          1,835             1,014
    Intermediate Tax-Exempt
      Bond Fund...............        107,657           169,455
    Short/Intermediate
      Bond Fund...............         12,390            58,128
    Tax-Exempt Bond Fund......        129,806           155,135


    Purchases and sales of long term U.S. Government and agency securities for Funds except the Money Market Funds during the period ended December 31, 2008, were as follows:

                                            GOVERNMENT
                                   ------------------------------
                                     PURCHASES           SALES
                                   -------------      -----------
    Balanced Allocation Fund..        $10,792           $13,624
    Intermediate Government
      Bond Fund...............         26,555            10,731
    Short/Intermediate Bond Fund       66,209            91,492


5.  CAPITAL SHARES
    (REPORTED IN THOUSANDS)

    Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                        ----------------------------            ----------------------------
                                           SHARES           AMOUNT                 SHARES          AMOUNT
                                        -----------      -----------            -----------     ------------
                                        ----------------------------            ----------------------------
  ------------------------              ----------------------------            ----------------------------
  BALANCED ALLOCATION FUND                      1/1/08-12/31/08                         1/1/07-12/31/07
  ------------------------              ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                494      $     6,292                    431     $      6,652
  Reinvestment of distributions                 110            1,350                    529            7,697
  Shares repurchased                         (1,159)         (14,354)                  (934)         (14,471)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (555)     $    (6,712)                    26     $       (122)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                 95      $     1,141                    173     $      2,668
  Reinvestment of distributions                  13              163                     70            1,014
  Shares repurchased                           (249)          (3,232)                  (269)          (4,124)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (141)     $    (1,928)                   (26)    $       (442)
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                 28      $       292                     17     $        275
  Reinvestment of distributions                  --(1)             2                      2               26
  Shares repurchased                             (3)             (39)                   (14)            (221)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      25      $       255                      5     $         80
                                        ===========      ===========            ===========     ============

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008



                                        ----------------------------            ----------------------------
                                           SHARES           AMOUNT                 SHARES          AMOUNT
                                        -----------      -----------            -----------     ------------
                                        ----------------------------            ----------------------------
  ----------------                      ----------------------------            ----------------------------
  CORE EQUITY FUND                              1/1/08-12/31/08                         1/1/07-12/31/07
  ----------------                      ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                975      $    17,353                    506     $     11,415
  Reinvestment of distributions                  57            1,033                    430            9,065
  Shares repurchased                         (1,374)         (22,629)                (1,666)         (37,569)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (342)     $    (4,243)                  (730)    $    (17,089)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                 74          $ 1,198                     59     $      1,317
  Reinvestment of distributions                   7              124                     49            1,024
  Shares repurchased                           (138)          (2,357)                  (156)          (3,438)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     (57)     $    (1,035)                   (48)    $     (1,097)
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                 59      $       837                      3     $         78
  Reinvestment of distributions                  --(1)             2                      1               26
  Shares repurchased                            (25)            (397)                    --(1)           (10)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      34      $       442                      4     $         94
                                        ===========      ===========            ===========     ============

  ---------------------------------     ----------------------------            ----------------------------
  DISCIPLINED SMALL-CAP GROWTH FUND             1/1/08-12/31/08                         1/1/07-12/31/07
  ---------------------------------     ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                293      $     2,320                     13     $        189
  Reinvestment of distributions                  --               --                     67              906
  Shares repurchased                           (106)            (953)                  (128)          (1,805)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     187      $     1,367                    (48)    $       (710)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                 39      $       454                     25     $        346
  Reinvestment of distributions                  --               --                      1               15
  Shares repurchased                            (28)            (247)                    (2)             (25)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      11      $       207                     24     $        336
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                  3      $        36                      1     $         20
  Reinvestment of distributions                  --               --                      1                5
  Shares repurchased                             --(1)            (2)                    (1)             (14)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                       3      $        34                      1     $         11
                                        ===========      ===========            ===========     ============

  -------------------------------------- ---------------------------            ----------------------------
  DISCIPLINED SMALL-CAP OPPORTUNITY FUND        1/1/08-12/31/08                         1/1/07-12/31/07
  -------------------------------------- ---------------------------            ----------------------------
  CLASS I
  Sale of shares                                319      $     3,560                    267     $      5,117
  Reinvestment of distributions                  --               --                  2,255           33,456
  Shares repurchased                         (2,789)         (32,585)               (14,344)        (269,054)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  (2,470)     $   (29,025)               (11,822)    $   (230,481)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                424      $     4,525                  1,448     $     24,765
  Reinvestment of distributions                  --               --                    649            8,915
  Shares repurchased                         (1,810)         (20,063)                (2,723)         (50,071)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  (1,386)     $   (15,538)                  (626)    $    (16,391)
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                 24      $       289                     33     $        586
  Reinvestment of distributions                  --               --                     12              150
  Shares repurchased                             (8)             (87)                    (8)            (140)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      16      $       202                     37     $        596
                                        ===========      ===========            ===========     ============

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008



                                        ----------------------------            ----------------------------
                                           SHARES           AMOUNT                 SHARES          AMOUNT
                                        -----------      -----------            -----------     ------------
                                        ----------------------------            ----------------------------
  --------------------------------      ----------------------------            ----------------------------
  DISCIPLINED SMALL-CAP VALUE FUND              1/1/08-12/31/08                         1/1/07-12/31/07
  --------------------------------      ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                264      $     6,850                    431     $     18,454
  Reinvestment of distributions                   8              157                    801           28,800
  Shares repurchased                           (894)         (25,493)                (4,953)        (205,547)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (622)     $   (18,486)                (3,721)    $   (158,293)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                116          $ 3,194                    233     $      9,994
  Reinvestment of distributions                  --(1)             8                    307           10,882
  Shares repurchased                           (583)         (16,268)                (1,285)         (53,756)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (467)     $   (13,066)                  (745)    $    (32,880)
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                 10      $       286                      4     $        144
  Reinvestment of distributions                  --               --                      1               50
  Shares repurchased                             (9)            (196)                    (1)             (32)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                       1      $        90                      4     $        162
                                        ===========      ===========            ===========     ============

  -----------------------------------   ----------------------------            ----------------------------
  EMERGING MARKETS OPPORTUNITIES FUND           1/1/08-12/31/08                         1/1/07-12/31/07
  -----------------------------------   ----------------------------            ----------------------------
  CLASS I
  Sale of shares                              3,368      $    23,256                  1,262     $     14,876
  Reinvestment of distributions               1,398           10,424                  7,822           78,504
  Shares repurchased                        (11,542)         (87,977)                (8,964)        (105,624)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  (6,776)     $   (54,297)                   120     $    (12,244)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                              2,154      $    14,626                    692     $      7,857
  Reinvestment of distributions                 167            1,171                    406            3,939
  Shares repurchased                         (1,136)          (8,291)                  (527)          (6,011)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                   1,185      $     7,506                    571     $      5,785
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                 62      $       464                     17     $        190
  Reinvestment of distributions                   4               30                     11              103
  Shares repurchased                            (40)            (254)                    (4)             (40)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      26      $       240                     24     $        253
                                        ===========      ===========            ===========     ============

  ----------                            ----------------------------            ----------------------------
  INDEX FUND                                    1/1/08-12/31/08                         1/1/07-12/31/07
  ----------                            ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                 90      $     1,267                      9     $        202
  Reinvestment of distributions                  11              178                     39              830
  Shares repurchased                           (958)         (15,259)                  (859)         (19,387)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (857)     $   (13,814)                  (811)    $    (18,355)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                 98      $     1,817                    310     $      7,202
  Reinvestment of distributions                  31              484                     71            1,508
  Shares repurchased                           (214)          (3,349)                  (263)          (5,870)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     (85)     $    (1,048)                   118     $      2,840
                                        ===========      ===========            ===========     ============

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008



                                        ----------------------------            ----------------------------
                                           SHARES           AMOUNT                 SHARES          AMOUNT
                                        -----------      -----------            -----------     ------------
                                        ----------------------------            ----------------------------
  -----------------                     ----------------------------            ----------------------------
  VALUE EQUITY FUND                             1/1/08-12/31/08                         1/1/07-12/31/07
  -----------------                     ----------------------------            ----------------------------
  CLASS I
  Sale of shares                              2,225      $    25,265                  1,411     $     21,921
  Reinvestment of distributions                 663            7,935                  2,108           29,666
  Shares repurchased                         (4,669)         (50,550)                (2,989)         (46,066)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  (1,781)     $   (17,350)                   530     $      5,521
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                789      $     8,715                    234     $      3,639
  Reinvestment of distributions                  64              769                    189            2,686
  Shares repurchased                           (581)          (6,384)                  (581)          (8,923)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     272      $     3,100                   (158)    $     (2,598)
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                 44      $       416                     36     $        525
  Reinvestment of distributions                   1               14                      2               37
  Shares repurchased                            (47)            (529)                    (1)             (19)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      (2)     $       (99)                    37     $        543
                                        ===========      ===========            ===========     ============

  ----------------------                ----------------------------            ----------------------------
  HIGH-YIELD INCOME FUND                        1/1/08-12/31/08                         1/1/07-12/31/07
  ----------------------                ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                455      $     4,932                    214     $      2,653
  Reinvestment of distributions                 336            3,433                    315            3,885
  Shares repurchased                         (1,053)          (9,900)                (2,007)         (24,972)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (262)     $    (1,535)                (1,478)    $    (18,434)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                 45      $       419                     28     $        345
  Reinvestment of distributions                  34              350                     30              369
  Shares repurchased                           (113)          (1,123)                   (58)            (706)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     (34)     $      (354)                    --     $          8
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                  2      $        13                     --(1)  $          1
  Reinvestment of distributions                   1                7                      1                6
  Shares repurchased                             --(1)            (1)                    --(1)            --
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                       3      $        19                      1     $          7
                                        ===========      ===========            ===========     ============

  ---------------------------------     ----------------------------            ----------------------------
  INTERMEDIATE GOVERNMENT BOND FUND             1/1/08-12/31/08                         1/1/07-12/31/07
  ---------------------------------     ----------------------------            ----------------------------
  CLASS I
  Sale of shares                              1,018      $    17,330                    363     $      5,969
  Reinvestment of distributions                  50              854                     44              729
  Shares repurchased                           (426)          (7,193)                  (527)          (8,656)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     642      $    10,991                   (120)    $     (1,958)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                617      $    10,615                     21     $        356
  Reinvestment of distributions                  13              225                     10              169
  Shares repurchased                            (75)          (1,265)                  (151)          (2,475)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     555      $     9,575                   (120)    $     (1,950)
                                        ===========      ===========            ===========     ============

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008


                                        ----------------------------            ----------------------------
                                           SHARES           AMOUNT                 SHARES          AMOUNT
                                        -----------      -----------            -----------     ------------
                                        ----------------------------            ----------------------------
  ---------------------------------     ----------------------------            ----------------------------
  INTERMEDIATE TAX-EXEMPT BOND FUND             1/1/08-12/31/08                         1/1/07-12/31/07
  ---------------------------------     ----------------------------            ----------------------------
  CLASS I
  Sale of shares                              1,432      $    14,800                  1,548     $     16,787
  Reinvestment of distributions                  70              724                    106            1,142
  Shares repurchased                         (7,629)         (76,358)                (5,521)         (59,805)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  (6,127)     $   (60,834)                (3,867)    $    (41,876)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                716      $     7,461                    402     $      4,357
  Reinvestment of distributions                  19              198                     29              321
  Shares repurchased                           (869)          (8,688)                  (653)          (7,078)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (134)     $    (1,029)                  (222)    $     (2,400)
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                 35      $       360                     35     $        373
  Reinvestment of distributions                   1               10                      1                7
  Shares repurchased                            (18)            (179)                    (7)             (74)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      18      $       191                     29     $        306
                                        ===========      ===========            ===========     ============

  ----------------------------          ----------------------------            ----------------------------
  SHORT/INTERMEDIATE BOND FUND                  1/1/08-12/31/08                         1/1/07-12/31/07
  ----------------------------          ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                637      $     6,316                  1,075     $     10,772
  Reinvestment of distributions                 279            2,728                    325            3,262
  Shares repurchased                         (9,880)         (96,009)                (4,472)         (44,804)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  (8,964)     $   (86,965)                (3,072)    $    (30,770)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                 84      $       833                     46     $        458
  Reinvestment of distributions                  15              149                     16              156
  Shares repurchased                           (125)          (1,214)                  (205)          (2,051)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     (26)     $      (232)                  (143)    $     (1,437)
                                        ===========      ===========            ===========     ============
  CLASS C
  Sale of shares                                173      $     1,673                     21     $        211
  Reinvestment of distributions                   2               21                      1                5
  Shares repurchased                            (64)            (614)                    (6)             (56)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                     111      $     1,080                     16     $        160
                                        ===========      ===========            ===========     ============

  --------------------                  ----------------------------            ----------------------------
  TAX-EXEMPT BOND FUND                          1/1/08-12/31/08                         1/1/07-12/31/07
  --------------------                  ----------------------------            ----------------------------
  CLASS I
  Sale of shares                                726      $     7,388                  1,099     $     11,436
  Reinvestment of distributions                  29              285                     37              381
  Shares repurchased                         (2,996)         (28,425)                (1,934)         (20,078)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  (2,241)     $   (20,752)                  (798)    $     (8,261)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                                612      $     6,145                    272     $      2,824
  Reinvestment of distributions                 139            1,372                    162            1,680
  Shares repurchased                         (1,287)         (12,858)                (1,975)         (20,513)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                    (536)     $    (5,341)                (1,541)    $    (16,009)
                                        ===========      ===========            ===========     ============

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008


                                        ----------------------------            ----------------------------
                                           SHARES           AMOUNT                 SHARES          AMOUNT
                                        -----------      -----------            -----------     ------------
                                        ----------------------------            ----------------------------
  -------------------------------       ----------------------------            ----------------------------
  TAX-EXEMPT BOND FUND (CONTINUED)              1/1/08-12/31/08                         1/1/07-12/31/07
  -------------------------------       ----------------------------            ----------------------------
  CLASS C
  Sale of shares                                167      $     1,668                     58     $        602
  Reinvestment of distributions                   2               20                      1                7
  Shares repurchased                            (84)            (819)                    (5)             (47)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                      85      $       869                     54     $        562
                                        ===========      ===========            ===========     ============

  ------------------------------------  ----------------------------            ----------------------------
  INSIGHT GOVERNMENT MONEY MARKET FUND          1/1/08-12/31/08                         1/1/07-12/31/07
  ------------------------------------  ----------------------------            ----------------------------
  CLASS I
  Sale of shares                            854,160      $   854,160                420,415     $    420,415
  Reinvestment of distributions                 260              260                    175              175
  Shares repurchased                       (705,501)        (705,501)              (453,680)        (453,681)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                 148,919      $   148,919                (33,090)    $    (33,091)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                          1,246,659      $ 1,246,659              1,402,111     $  1,402,111
  Reinvestment of distributions               4,442            4,442                  9,744            9,744
  Shares repurchased                     (1,229,315)      (1,229,315)            (1,442,130)      (1,442,130)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                  21,786      $    21,786                (30,275)    $    (30,275)
                                        ===========      ===========            ===========     ============

  -------------------------             ----------------------------            ----------------------------
  INSIGHT MONEY MARKET FUND                     1/1/08-12/31/08                         1/1/07-12/31/07
  -------------------------             ----------------------------            ----------------------------
  CLASS I
  Sale of shares                         12,128,671      $12,128,671             19,065,038     $ 19,065,038
  Reinvestment of distributions              18,464           18,464                 31,843           31,843
  Shares repurchased                    (13,333,170)     (13,333,170)           (18,729,650)     (18,729,651)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)              (1,186,035)     $(1,186,035)               367,231     $    367,230
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                          2,163,725      $ 2,163,725              2,428,503     $  2,428,503
  Reinvestment of distributions              25,283           25,283                 45,614           45,613
  Shares repurchased                     (2,651,915)      (2,651,915)            (2,185,697)      (2,185,721)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                (462,907)     $  (462,907)               288,420     $    288,395
                                        ===========      ===========            ===========     ============
  CLASS E / EXCHANGE SHARES
  Sale of shares                          3,233,953      $ 3,233,953              3,430,631     $  3,430,631
  Reinvestment of distributions               8,867            8,867                 21,043           21,043
  Shares repurchased                     (3,432,899)      (3,432,899)            (3,529,810)      (3,529,810)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                (190,079)     $  (190,079)               (78,136)    $    (78,136)
                                        ===========      ===========            ===========     ============

  ------------------------------------  ----------------------------            ----------------------------
  INSIGHT TAX-EXEMPT MONEY MARKET FUND          1/1/08-12/31/08                         1/1/07-12/31/07
  ------------------------------------  ----------------------------            ----------------------------
  CLASS I
  Sale of shares                          1,653,349      $ 1,653,349              1,888,028     $  1,888,028
  Reinvestment of distributions                  56               56                    108              108
  Shares repurchased                     (1,529,918)      (1,529,918)            (1,900,748)      (1,900,748)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                 123,487      $   123,487                (12,612)    $    (12,612)
                                        ===========      ===========            ===========     ============
  CLASS A
  Sale of shares                            448,573      $   448,573                546,653     $    546,653
  Reinvestment of distributions               3,901            3,901                  6,062            6,062
  Shares repurchased                       (447,459)        (447,459)              (550,757)        (550,757)
                                        -----------      -----------            -----------     ------------
  Net Increase / (Decrease)                   5,015      $     5,015                  1,958     $      1,958
                                        ===========      ===========            ===========     ============

(1) Shares less than 500.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008


6.  ILLIQUID AND RESTRICTED SECURITIES
    ($ REPORTED IN THOUSANDS)

    Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.






    At December 31, 2008, the Funds held the following illiquid and restricted securities:

                                                                                                                           % OF
                                                             ACQUISITION      ACQUISITION        MARKET VALUE AT       NET ASSETS AT
                                                                 DATE            COST                12/31/08            12/31/08
                                                            --------------    -----------     ---------------------  ---------------
    BALANCED ALLOCATION FUND
    Structured Assets Securities Corp.
    98-RF3, A (Interest Only) 144A
    6.100%, 6/15/28.................................            11/1/06           $ 10                  $ 3                 0.0%

    EMERGING MARKETS OPPORTUNITIES FUND
    Companhia de Saneamento de Minas Gerais 144A
    8.550%, 6/1/13..................................            8/29/07             42                   38                 0.1%

    INDEX FUND
    Seagate Technology Tax Refund Rights............            10/1/01              0                    0                 0.0%

    INTERMEDIATE GOVERNMENT BOND FUND
    Structured Assets Securities Corp.
    98-RF3, A (Interest Only) 144A
    6.100%, 6/15/28.................................            11/1/06             69                   28                 0.1%

    SHORT/INTERMEDIATE BOND FUND
    DLJ Mortgage Acceptance Corp. 96-M, 1 144A                  10/2/96             15
    0.000%, 11/28/11................................            4/28/04              9
                                                                                  ----
                                                                                    24                   10                 0.0%

    Structured Assets Securities Corp.
    (Interest Only) 98-RF3, A 144A
    6.100%, 6/15/28.................................            11/1/06            139                   70                 0.1%

    Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


7.  CREDIT RISK AND ASSET CONCENTRATIONS
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    At December 31, 2008, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                      PERCENTAGE
                                                       OF TOTAL
            FUND                SECTOR/COUNTRY        NET ASSETS
    ------------------------   -----------------     -------------
    Disciplined Small-Cap
      Growth Fund                 Health Care             29%
    Disciplined Small-Cap
      Value Fund                  Financials              34
    Emerging Markets
      Opportunities Fund       Consumer Staples           28

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008



8.  INDEMNIFICATIONS
    Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

9.  10% SHAREHOLDERS
    As of December 31, 2008, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:



                                       % OF SHARES     NUMBER
                                       OUTSTANDING   OF ACCOUNTS
                                ---------------------------------------

    Balanced Allocation Fund                85%            1
      Core Equity Fund ..........           86             3
    Disciplined Small-Cap
      Growth Fund................           85             2
    Disciplined Small-Cap
      Opportunity Fund...........           45             3
    Disciplined Small-Cap
      Value Fund.................           45             2
    Emerging Markets
      Opportunities Fund ........           58             3
    Index Fund ..................           39             1
    Value Equity Fund............           56             2
    High Yield Income Fund ......           73             2
    Intermediate Government
      Bond Fund .................           59             1
    Intermediate Tax-Exempt
      Bond Fund .................           69             2
    Short/Intermediate Bond Fund            71             2
      Tax-Exempt Bond Fund ......           23             1
    Insight Government Money
      Market Fund................           78             2*
    Insight Money Market Fund               70             2*
    Insight Tax-Exempt Money
      Market Fund................           96             2*

* Includes affiliated shareholder accounts.


10.  FEDERAL TAX INFORMATION
    ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    At December 31, 2008, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

                                                                                                       NET UNREALIZED
                                                       FEDERAL         UNREALIZED       UNREALIZED      APPRECIATION
 FUND                                                 TAX COST        APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
 ------                                            ------------      --------------  ---------------- ----------------
 Balanced Allocation Fund....................       $   64,605           $ 1,725         $(12,297)       $  (10,572)
 Core Equity Fund............................          100,588             3,876          (20,913)          (17,037)
 Disciplined Small-Cap Growth Fund...........           22,549               795           (6,536)           (5,741)
 Disciplined Small-Cap Opportunity Fund......          107,026             3,280          (38,689)          (35,409)
 Disciplined Small-Cap Value Fund............           87,916             2,482          (23,589)          (21,107)
 Emerging Markets Opportunities Fund.........           94,958               659          (24,450)          (23,791)
 Index Fund..................................           29,897             2,182           (9,525)           (7,343)
 Value Equity Fund...........................          210,303             6,728          (49,012)          (42,284)
 High Yield Income Fund......................           42,178               299           (7,341)           (7,042)
 Intermediate Government Bond Fund...........           43,574             2,138             (419)            1,719
 Intermediate Tax-Exempt Bond Fund...........          103,987             1,018          (10,181)           (9,163)
 Short/Intermediate Bond Fund................          134,539             1,453          (14,145)          (12,692)
 Tax-Exempt Bond Fund........................           97,182             2,123           (7,480)           (5,357)
 Insight Government Money Market Fund........          657,771                --               --                --
 Insight Money Market Fund...................        2,493,736                --               --                --
 Insight Tax-Exempt Money Market Fund........        1,414,205                --               --                --

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008


    The Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                              EXPIRING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                      2009      2010       2011        2012       2013       2014      2015       2016        TOTAL
                                     ------    ------     ------      ------     ------     ------    ------     -------     -------
Balanced Allocation Fund ...........  $ --     $   --      $ --       $   --     $   --     $   --    $   --     $ 1,856     $ 1,856
Equity Fund ........................    --         --        --           --         --         --        --         669         669
Small-Cap Growth Fund ..............    --         --        --           --         --         --        --       2,367       2,367
Small-Cap Opportunity Fund .........    --         --        --           --         --         --        --       8,963       8,963
Small-Cap Value Fund ...............    --         --        --           --         --         --        --      13,307      13,307
Markets Opportunities Fund .........    --         --        --           --         --         --        --       3,674       3,674
Equity Fund ........................    --         --        --           --         --         --        --       4,383       4,383
Yield Income Fund ..................   724        723        --           --         --      2,152        --       7,285      10,884
Intermediate Tax-Exempt Bond Fund ..    --         --        --           --         --         --        --         805         805
Short/Intermediate Bond Fund .......    --      1,663       232           --      1,270        823     1,171          --       5,159
Tax-Exempt Bond Fund ...............    --         --        --           --         --         --        --         732         732
Insight Government Money Market Fund    --         --        --           --         --         --         2          --           2
Insight Money Market Fund...........    --         --       527           --         60         --        --          --         587



The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The High Yield Bond Fund's amounts include losses acquired in connection with a prior year merger. Utilization of this capital loss carryover is subject to annual limitations.



For the period ended December 31, 2008, the utilized losses deferred in prior years against the current year capital gains as follows:

Intermediate Government Bond Fund ...........    $ 143
Short/Intermediate Bond Fund ................      927
Insight Government Money Market Fund ........        2
Insight Money Market Fund ...................       25
Insight Tax-Exempt Money Market Fund ........      162


The High Yield Income Fund had $1,399 in capital loss carryover which expired in 2008.


Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds deferred and recognized post-October losses as follows:

                   CAPITAL     CAPITAL    CURRENCY    CURRENCY
                    LOSS        LOSS        LOSS        LOSS
                  DEFERRED   RECOGNIZED   DEFERRED   RECOGNIZED
                  --------   ----------   --------   ----------
Balanced
  Allocation
  Fund.......... $  2,083      $  189       $ --        $  --
Core Equity
  Fund..........    7,207          --         --           --
Disciplined
  Small-Cap
  Growth Fund...    1,273         642         --           --
Disciplined
  Small-Cap
  Opportunity
  Fund..........   12,475       2,406         --           --


                   CAPITAL     CAPITAL    CURRENCY    CURRENCY
                    LOSS        LOSS        LOSS        LOSS
                  DEFERRED   RECOGNIZED   DEFERRED   RECOGNIZED
                  --------   ----------   --------   ----------
Disciplined
  Small-Cap
  Value Fund....  $ 6,487      $3,627       $ --         $ --
Emerging Markets
  Opportunities
  Fund..........    9,039          --         --          132
Index Fund......    1,036          --         --           --
Value Equity
  Fund..........   10,519          --         --           --
High Yield
  Income Fund...    3,949         566         --           --
Intermediate
  Tax-Exempt
  Bond Fund.....    2,003          --         --           --
Short/Intermediate
  Bond Fund.....      552          --         --           --
Tax-Exempt
  Bond Fund.....      945          --         --           --
Insight Money
  Market Fund...       47          --         --           --
Insight Tax-Exempt
  Money Market
  Fund..........       --           3         --           --

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008


    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

                                                    UNDISTRIBUTED
                                    UNDISTRIBUTED     LONG-TERM
                                      ORDINARY         CAPITAL
                                       INCOME           GAINS
                                    -------------   -------------
     Balanced Allocation Fund......   $     18            $ --
     Core Equity Fund..............         65              --
     Disciplined Small-Cap
       Growth Fund.................         --              --
     Disciplined Small-Cap
       Opportunity Fund............         57              --
     Disciplined Small-Cap
       Value Fund..................        165              --
     Emerging Markets
       Opportunities Fund..........      1,294              --
     Index Fund....................         21              --
     Value Equity Fund.............        266              --
     High Yield Income Fund........         68              --
     Intermediate Government
       Bond Fund...................        151              --(1)
     Intermediate Tax-Exempt
       Bond Fund...................         --              --
     Short/Intermediate Bond Fund..          5              --
     Tax-Exempt Bond Fund..........         --              --
     Insight Government Money
       Market Fund.................          4              --
     Insight Money Market Fund.....         --              --
     Insight Tax-Exempt Money
       Market Fund.................         --              41

   (1)   Amount is less than $500.

    For the period ended December 31, 2008, the Funds distributed exempt interest dividends as follows:

    Intermediate Tax-Exempt
      Bond Fund..................  $ 6,335
    Tax-Exempt Bond..............    5,281
    Tax-Exempt Money Market
      Fund.......................   27,287

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS
    ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2008, the Funds recorded reclassifications to increase (decrease) the accounts as listed below (reported in 000s):

                               CAPITAL PAID     ACCUMULATED
                                   IN ON            NET         UNDISTRIBUTED
                                 SHARES OF       REALIZED            NET
                                BENEFICIAL         GAIN          INVESTMENT
                                 INTEREST         (LOSS)        INCOME (LOSS)
                               ------------     -----------     -------------
   Balanced Allocation
     Fund...............          $     1         $    (2)          $    1
   Disciplined Small-Cap
     Growth Fund........             (137)             --(1)           137
   Disciplined Small-Cap
     Opportunity Fund...             (276)            (73)             349
   Disciplined Small-Cap
     Value Fund.........              (80)             --               80
   Emerging Markets
     Opportunities Fund.               --          (2,088)           2,088
   High Yield Income
     Fund...............           (1,399)          1,399               --
   Intermediate
     Government Bond
     Fund...............                1              (7)               6
   Intermediate
     Tax-Exempt Bond
     Fund...............              (78)             (6)              84
   Tax-Exempt Bond Fund.              (30)             (3)              33
   Insight Money Market
     Fund...............               --(1)           --               --(1)

   (1) Amount is less than $500.

                              VIRTUS INSIGHT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2008


 12. RECENTLY ISSUED ACCOUNTING STANDARDS
     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

 13. MARKET CONDITIONS
     Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held by the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.


 14. TREASURY GUARANTEE PROGRAM
     On September 30, 2008, the Board authorized each Virtus Money Market Fund to apply for participation in the Department of Treasury's Temporary Money Market Fund Guarantee Program (the "Program"). The Funds were subsequently accepted into the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

     Participation in the initial three months of the Program (i.e., until December 18, 2008) required a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of the Fund as of September 19, 2008. The Funds paid $495 ($ reported in thousands), to participate in the Program which was amortized through December 18, 2008.

     On November 24, 2008, the U.S. Treasury announced an extension of Treasury's Temporary Guarantee Program for Money Market Funds until April 30, 2009, to support ongoing stability in this market. Virtus, in consultation with its mutual fund board, determined that continued participation in the program is in the best interest of shareholders, and the mutual fund board authorized each Money Market Fund to continue its participation in the program. Continued participation in the program required a non-refundable payment of 0.015% based on the number of outstanding shares of each Fund as of September 19, 2008. The Funds paid an additional fee of $743 ($ reported in thousands) which will be amortized through April 30, 2009.


 15. SUBSEQUENT EVENT
     The Board of Trustees of Virtus Equity Trust ("Equity Trust") has approved the reorganization of Virtus Small-Cap Value Fund ("Small-Cap Value"), a series of Equity Trust, into Virtus Disciplined Small-Cap Value Fund ("Disciplined Small-Cap Value"), a series of the Virtus Insight Trust. Disciplined Small-Cap Value's investment objective and investment strategies are similar to those of Small-Cap Value. The reorganization is expected to be completed on or about February 20, 2009.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[LOGO OMITTED]
PricewaterhouseCoopers


To the Board of Trustees and Shareholders of Virtus Insight Trust

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 16 funds (the "Funds") constituting Virtus Insight Trust (formerly Phoenix Insight Funds Trust), hereafter referred to as the "Trust", at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Funds' financial highlights for each of the two years in the period ended December 31, 2005 were audited by other independent accountants whose report dated February 22, 2006, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP


Boston, Massachusetts
February 20, 2009

                              VIRTUS INSIGHT TRUST
                       TAX INFORMATION NOTICE (UNAUDITED)
                                DECEMBER 31, 2008


--------------------------------------------------------------------------------

For the fiscal year-end December 31, 2008, the Funds make the following disclosures for federal income tax purposes, the percentage of ordinary income dividends earned by the Funds which qualify for the dividends received deduction ("QDI") for corporate shareholder;. The percentage or maximum allowable for ordinary income dividends ("DRD") to qualify for the lower tax rates applicable to individual shareholders, the actual percentage for the calendar year will be designated in year-end tax statement; The amounts (reported in thousands) the Funds designated as long-term capital gains dividends ("LTCG") or if subsequently different.

   FUND                                       QDI          DRD             LTCG
   ----                                       ---          ---             ----

Balanced Allocation Fund                       42%          39%            $ --
Core Equity Fund                              100          100               --
Disciplined Small-Cap Growth Fund              --           --               --
Disciplined Small-Cap Opportunity Fund        100          100               --
Disciplined Small-Cap Value Fund              100          100               --
Emerging Markets Opportunities Fund            44           --               --
Index Fund                                    100          100              325
Value Equity Fund                             100          100               --
High Yield Income Fund                         --           --               --
Intermediate Government Bond Fund              --           --               96
Intermediate Tax-Exempt Bond Fund              --           --               --
Short/Intermediate Bond Fund                   --           --               --
Tax-Exempt Bond Fund                           --           --               --
Insight Government Money Market Fund           --           --               --
Insight Money Market Fund                      --           --               --
Insight Tax-Exempt Money Market Fund           --           --              183

For federal income tax purposes, the following percentages of income dividends paid qualify as exempt-interest dividends.

Intermediate Tax-Exempt Bond Fund              99%
Tax-Exempt Bond Fund                           99
Tax-Exempt Money Market Fund                  100

For the period ended December 31, 2008, the Phoenix Insight Emerging Markets Opportunities Fund recognized $3,471 of foreign source income on which the Fund paid foreign taxes of $559. This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

--------------------------------------------------------------------------------

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                DECEMBER 31, 2008
                                   (UNAUDITED)


    The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Virtus Mutual Funds family of funds (collectively, the "Board"), are responsible for determining whether to approve the establishment and continuation of each investment advisory and sub-advisory agreement (each, an "Agreement") applicable to the Virtus Mutual Funds (collectively, the "Funds"). At meetings held on November 18 - 20, 2008, the Board, including a majority of the independent Trustees, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of the Funds and their shareholders. The Trustees considered each Fund separately, though they also collectively took into account those interests that all the Funds had in common.

    In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed, in light of the legal advice furnished to them as well as their own business judgment, to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling but instead considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

    NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with VIA, therefore, the Trustees considered VIA's process for supervising and managing the Funds' subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA;
    (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Funds; and (h) VIA's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the family of Virtus Mutual Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

    With respect to the sub-advisory Agreements, the Board noted that each subadviser provided portfolio management, compliance with the respective Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. In considering the renewal of the sub-advisory Agreements, therefore, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

    After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each subadviser were reasonable and beneficial to the Funds and their shareholders.

    INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and evaluated Fund performance in the context of the special considerations that a manager-of-managers structure requires. The Board also considered that VIA continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

    While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. (Lipper is an independent provider of investment company data retained by the Funds for this purpose.) The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and relevant benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance in the context of its review of the fees and expenses of each Fund as well as VIA's profitability.

    The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed in comparison with their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight, and that some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with VIA, and spoke with representatives from VIA regarding plans to monitor and address performance issues during the coming year.


--------------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUNDS THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WERE VIRTUS GROWTH & INCOME FUND, WHICH IS A SERIES OF VIRTUS EQUITY TRUST; AND VIRTUS WEALTH ACCUMULATOR FUND, VIRTUS WEALTH BUILDER FUND, VIRTUS DIVERSIFIER FUND AND VIRTUS ALTERNATIVES DIVERSIFIER FUND, WHICH ARE SERIES OF VIRTUS OPPORTUNITIES TRUST. VIA ACTED AS THE ADVISER FOR THESE FUNDS WITHOUT EMPLOYING A SUBADVISER, AND THE BOARD CONSIDERED THE VIA AGREEMENT WITH RESPECT TO THESE FUNDS IN THAT CONTEXT.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                          DECEMBER 31, 2008 (CONTINUED)
                                   (UNAUDITED)


    The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Funds' overall investment performance was reasonable, and concluded that VIA's and each subadviser's performance record and process in managing the Funds merited approval of the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored and it expected that if performance over a longer period of time did not improve the adviser would recommend that the subadviser be replaced in a timely manner.

    PROFITABILITY. The Board also considered the level of profits realized by VIA and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented regarding the overall profitability of VIA for its management of the Virtus Mutual Funds, as well as its profits and those of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to VIA and its affiliates, the Trustees considered any other benefits derived by VIA or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable, and concluded that the profitability to VIA from each Fund was reasonable in light of the quality of all services rendered to the Funds by VIA and its affiliates.

    The Board did not separately review profitability information for each subadviser, noting that the sub-advisory fees are paid by VIA rather than the Funds, so that Fund shareholders are not directly impacted by those fees.

    MANAGEMENT FEE AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by VIA and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of these Funds' expectations for future growth. Finally, the Board also noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by VIA and Lipper, the Trustees then determined, in the exercise of their business judgment, that the management fees charged by VIA and the total expenses of the Funds were reasonable, both on an absolute basis and in comparison with the fees and expenses of other funds in each Fund's peer group and the industry at large.

    The Board did not receive comparative fee information relating specifically to sub-advisory fees, in light of the fact that the sub-advisory fees are paid by VIA and not by the Funds, so that Fund shareholders are not directly impacted by those fees.

    ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that VIA and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

    In considering the sub-advisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

                         RESULTS OF SHAREHOLDER MEETING
                              VIRTUS INSIGHT TRUST
                       (F/K/A PHOENIX INSIGHT FUNDS TRUST)
                            MAY 13, 2008 (UNAUDITED)




At a special meeting of shareholders of Phoenix Insight Bond Fund, a former series of Virtus Insight Trust, held on May 13, 2008, shareholders voted on the following proposal:

NUMBER OF ELIGIBLE SHARES VOTED:
                                                                   FOR           AGAINST        ABSTAIN
                                                                ----------      ---------      ---------
To approve an Agreement and Plan of
Reorganization to merge Phoenix Insight
Bond Fund, a former series of Virtus Insight Trust
into Virtus Bond Fund (f/k/a Phoenix Bond
Fund), a series of Virtus Opportunities
Trust (f/k/a Phoenix Opportunities Trust)...............        13,367,166          3               0

FUND MANAGEMENT TABLES (UNAUDITED)




     Information pertaining to the Trustees and officers of the Trust as of December 31, 2008, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS,
    YEAR OF BIRTH,
    YEAR ELECTED AND                                            PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                            DURING PAST 5 YEARS AND
        OVERSEEN                                         DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------

  Leroy Keith, Jr.          Managing Director, Almanac Capital Management (commodities business) (2007-present). Partner,
  YOB: 1939                 Stonington Partners, Inc. (private equity firm) (2001-2007). Director/Trustee, Evergreen Funds
  Elected: 1993             (88 portfolios).
  49 Funds

------------------------------------------------------------------------------------------------------------------------------------

  Philip R. McLoughlin(2)   Partner, Cross Pond Partners, LLC (2006-Present). Director, Argo Group International Holdings Ltd.
  YOB: 1946                 (insurance), World Trust Fund and KBC Asset Management, Ltd. Chairman and Trustee, The Phoenix Edge
  Elected: 1993             Series Fund (2003-present).
  51 Funds

------------------------------------------------------------------------------------------------------------------------------------

  Geraldine M. McNamara     Retired. Managing Director, U.S. Trust Company of New York (private bank) (1982-2006).
  YOB: 1951
  Elected: 2001
  51 Funds

------------------------------------------------------------------------------------------------------------------------------------

  James M. Oates            Managing Director, Wydown Group (consulting firm) (1994-present). Chairman, Hudson Castle Group, Inc.
  YOB: 1946                 (formerly IBEX Capital Markets, Inc.) (financial services) (1997-2006). Director, Stifel Financial.
  Elected: 1993             Chairman and Trustee, John Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios).
  49 Funds                  Non-Executive Chairman, Hudson Castle Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------

  Richard E. Segerson       Managing Director, Northway Management Company (1998-present).
  YOB: 1946
  Elected: 1998
  49 Funds

------------------------------------------------------------------------------------------------------------------------------------

  Ferdinand L.J. Verdonck   Retired. Director, Galapagos N.V. (biotechnology). Mr. Verdonck is also a director of several non-U.S.
  YOB: 1942                 companies.
  Elected: 2004
  49 Funds

------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     The individual listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS,
    YEAR OF BIRTH,
    YEAR ELECTED AND                                            PRINCIPAL OCCUPATION(S)
     NUMBER OF FUNDS                                            DURING PAST 5 YEARS AND
        OVERSEEN                                         DIRECTORSHIPS OF OTHER PUBLIC COMPANIES
------------------------------------------------------------------------------------------------------------------------------------

  George R. Aylward(1)      Director, President and Chief Executive Officer (since 2008), Director and President (2006-2008), Chief
  YOB: 1964                 Operating Officer (2004-2006), Vice President, Finance (2001-2002), Virtus Investment Partners, Inc.
  Elected: 2006             and/or certain of its subsidiaries. Senior Executive Vice President and President, Asset Management
  51 Funds                  (2007-2008), Senior Vice President and Chief Operating Officer, Asset Management (2004-2007), Vice
                            President and Chief of Staff (2001-2004), The Phoenix Companies, Inc. Various senior officer and directorship positions with Phoenix affiliates (2005-2008). President (2006-present), Executive Vice
                            President (2004-2006), the Virtus Mutual Funds Family. Chairman, President and Chief Executive Officer,
                            The Zweig Fund Inc. and The Zweig Total Return Fund Inc. (2006-present).

------------------------------------------------------------------------------------------------------------------------------------


(1) Mr. Aylward is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Virtus Investment Partners, Inc. and/or its affiliates.

                    OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
     NAME, ADDRESS AND           TRUST AND LENGTH OF                                   PRINCIPAL OCCUPATION(S)
       YEAR OF BIRTH                 TIME SERVED                                         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

  Nancy G. Curtiss          Senior Vice President since 2006.             Senior Vice President, Operations (since 2008), Vice
  YOB: 1952                                                               President, Head of Asset Management Operations (2007-
                                                                          2008), Vice President (2003-2007), Virtus Investment
                                                                          Partners, Inc. and/or certain of its subsidiaries.
                                                                          Assistant Treasurer (2001-present), VP Distributors, Inc.
                                                                          (f/k/a Phoenix Equity Planning Corporation). Ms. Curtiss
                                                                          is also Treasurer of various other investment companies
                                                                          within the Virtus Mutual Funds Complex (1994-present).

------------------------------------------------------------------------------------------------------------------------------------

  Francis G. Waltman        Senior Vice President since 2008.             Senior Vice President, Asset Management Product
  YOB: 1962                                                               Development (since 2008), Senior Vice President, Asset
                                                                          Management Product Development (2005-2007), Virtus
                                                                          Investment Partners, Inc. and/or certain of its
                                                                          subsidiaries. Director (since 2008), Director and
                                                                          President (2006-2007), VP Distributors, Inc. (f/k/a
                                                                          Phoenix Equity Planning Corporation). Director and Senior
                                                                          Vice President (since 2008), Senior Vice President
                                                                          (2006-2007), Virtus Investment Advisers, Inc.

------------------------------------------------------------------------------------------------------------------------------------

  Marc Baltuch              Vice President and Chief Compliance           Chief Compliance Officer, Zweig-DiMenna Associates LLC
  c/o Zweig-DiMenna         Officer since 2004.                           (1989-present). Vice President, The Zweig Total Return
  Associates, LLC                                                         Fund, Inc. (2004-present). Vice President, The Zweig Fund,
  900 Third Avenue                                                        Inc. (2004-present). President and Director of Watermark
  New York, NY 10022                                                      Securities, Inc. (1991-present). Assistant Secretary,
  YOB: 1945                                                               Gotham Advisors Inc. (1990-2005).

------------------------------------------------------------------------------------------------------------------------------------

  W. Patrick Bradley        Chief Financial Officer and Treasurer         Vice President, Fund Administration (2007-present), Second
  YOB: 1972                 since 2006.                                   Vice President, Fund Control & Tax (2004-2006), Virtus
                                                                          Investment Partners, Inc. and/or certain of its
                                                                          subsidiaries. Vice President, Chief Financial Officer,
                                                                          Treasurer and Principal Accounting Officer (2006-present),
                                                                          Assistant Treasurer (2004-2006), The Phoenix Edge Series
                                                                          Fund. Chief Financial Officer and Treasurer (2005-
                                                                          present), Assistant Treasurer (2004-2006), certain funds
                                                                          within the Virtus Mutual Funds Family.

------------------------------------------------------------------------------------------------------------------------------------

  Kevin J. Carr             Vice President, Chief Legal Officer,          Vice President, Counsel and Secretary, Virtus Investment
  YOB: 1954                 Counsel and Secretary since 2005.             Partners, Inc. and/or certain of its subsidiaries (since
                                                                          2008). Vice President and Counsel, Phoenix Life Insurance
                                                                          Company (2005-2008). Compliance Officer of Investments and
                                                                          Counsel, Travelers Life & Annuity Company (January 2005-
                                                                          May 2005). Assistant General Counsel and certain other
                                                                          positions, The Hartford Financial Services Group (1995-
                                                                          2005).

------------------------------------------------------------------------------------------------------------------------------------

VIRTUS INSIGHT TRUST
101 Munson Street
Greenfield, MA 01301



TRUSTEES
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and
   Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary


INVESTMENT ADVISER
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506

PRINCIPAL UNDERWRITER
VP Distributors, Inc.
100 Pearl St.
Hartford, CT 06103-4506

TRANSFER AGENT
VP Distributors, Inc.
100 Pearl Street
Hartford, CT 06103-4506

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19155-3111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                                 1-800-243-1574
Adviser Consulting Group                             1-800-243-4361
Telephone Orders                                     1-800-367-5877
Text Telephone                                       1-800-243-1926
Web site                                                 VIRTUS.COM




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[LOGO OMITTED]                                                    -------------
   VIRTUS                                                           PRSRT STD
MUTUAL FUNDS                                                      U.S. POSTAGE
                                                                      PAID
                                                                  LANCASTER, PA
                                                                   PERMIT 1793
c/o State Street Bank and Trust Company                           -------------
             P.O. Box 8301
         Boston, MA 02266-8301





For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.







8004                                                                      12-08

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

      (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

   (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

   (a)(2) James M. Oates has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

   (a)(3) Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $442,250 for 2008 and $462,500 for 2007.

Audit-Related Fees
------------------

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $35,102 for 2008 and $17,000 for 2007. This represents the review of the semi-annual financial statements.

Tax Fees
--------

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $74,850 for 2008 and $68,800 for 2007.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Virtus Insight Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the
          Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that Mr. James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

   (e)(2) The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100% for 2008 and 100% for 2007

                           (c) 100% for 2008 and 100% for 2007

                           (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,624,671 for 2008 and $660,559 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date      03/06/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date      03/06/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date      03/03/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.